UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report to shareholders is as follows:

ALTERNATIVES  BLACKROCK SOLUTIONS  EQUITIES  FIXED
 INCOME  LIQUIDITYREAL ESTATE BlackRock Liquidity Funds

Semi-Annual Report

April 30, 2006 (Unaudited)

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

                           BLACKROCK LIQUIDITY FUNDS

*TempFund
*TempCash
*FedFund
*T-Fund
*Federal Trust Fund

*Treasury Trust Fund
*MuniFund
*MuniCash
*California Money Fund
*New York Money Fund

Shareholder Letter..........................................................1
Fund Profiles

Schedules of Investments................................................12-53
  Key to Investment Abbreviations..........................................54
Portfolio Financial Statements
  Statements of Assets and Liabilities..................................56-59
  Statements of Operations..............................................60-61
  Statements of Changes in Net Assets...................................62-65
  Financial Highlights..................................................66-81
Notes to Financial Statements...........................................83-96
Additional Information.................................................98-102

                PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock Liquidity Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Liquidity Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Liquidity Funds may receive nonpublic personal information relating to its shareholders who purchase shares through institutions. For example, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from institutions in connection with monitoring for inappropriate trading activity. In addition, for certain institutions,
BlackRock maintains certain nonpublic personal information relating to beneficial owners. In the case of shareholders who are record owners of
BlackRock Liquidity Funds, BlackRock Liquidity Funds receives nonpublic personal information on account applications or other forms.

With respect to these shareholders, BlackRock Liquidity Funds also has access to specific information regarding their transactions in BlackRock Liquidity
Funds. BlackRock Liquidity Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders'
accounts (for example, to a transfer agent).

BlackRock Liquidity Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Liquidity Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.
 -------------------------------------------------------------------------------

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway, 4th Floor

 Wilmington, DE 19809
(800) 821-7432
www.blackrock.com

May 31, 2006

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of
BlackRock Liquidity Funds for the six months ended April 30, 2006.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

[GRAPHIC APPEARS HERE]

Ralph L. Schlosstein
Chairman & President

                                                                               1

                                   TEMPFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)
(Certificates of Deposit) (19.1)
(Commercial Paper) (37.6)
(Master Notes) (4.7)
(Variable Rate Obligations) (16.0)
(Time Deposits) (4.5)
(Repurchase Agreements) (17.6)
(Medium Term Notes) (0.5)

(Distribution - Weighted Average Maturity 31 days)
(1-30)(76.64)
(31-60)(7.66)
(61-90)(9.95)
(91-120)(0.0)
(120-150)(0.0)
(Over150)(5.75)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash          Cash        Adminis-
                              tutional       Dollar     Management     Reserve       tration
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,021.60      1,020.30     1,019.10      1,019.60      1,021.10
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         0.90          2.15         3.39          2.90          1.40

                                               Actual Expenses
                           -------------------------------------------------------
                                              Bear          Bear
                                            Stearns       Stearns         Bear
                                Bear        Premier       Private       Stearns
                              Stearns        Choice        Client       Premier
                           ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,017.40      1,020.20      1,019.50      1,019.50
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         4.99          2.25          3.00          3.00

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                                   Bear
                                                                                                                 Stearns
                               Insti-                      Cash          Cash        Adminis-        Bear        Premier
                              tutional       Dollar     Management     Reserve       tration       Stearns        Choice
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.10      1,022.85     1,021.60      1,022.10      1,023.60      1,019.99      1,022.75
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         0.90          2.15         3.40          2.90          1.40          5.01          2.25

                              Hypothetical Expenses
                           (5% return before expenses)
                           ---------------------------
                                Bear
                              Stearns         Bear
                              Private       Stearns
                               Client       Premier
                           ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00          3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%,
0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Cash
Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear
Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

                                   TEMPCASH

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (7.7)
(Certificates of Deposit) (18.2)
(Commercial Paper) (38.2)
(Master Notes) (5.0)
(Variable Rate Obligations) (23.3)
(Time Deposits) (6.7)
(Medium Term Notes) (0.5)

(Distribution - Weighted Average Maturity 31 days)

(1-30)(73.5)
(31-60)(12.3)
(61-90)(8.1)
(91-120)(1.0)
(121-150)(0.0)
(Over150)(5.1)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                        Hypothetical Expenses
                                      Actual Expenses                                (5% return before expenses)
                     --------------------------------------------------   -------------------------------------------------
                      Institutional        Dollar       Administration     Institutional        Dollar       Administration
                     ---------------   -------------   ----------------   ---------------   -------------   ---------------
Beginning Account
 Value (11/01/05)
 (in Dollars)               1,000.00        1,000.00           1,000.00          1,000.00        1,000.00          1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)               1,021.60        1,020.40           1,003.90          1,024.10        1,022.85          1,004.04
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                     0.90            2.15               0.24              0.90            2.15              0.24

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43% and 0.28% for Institutional,
Dollar and Administration, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 31/365 with respect to the Administration shares (to reflect the period the share class was open during the period).

                                                                               3

                                    FEDFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (61.3)
(Agency Obligations) (38.7)

(Distribution - Weighted Average Maturity 20 days)

(1-30)(86.3)
(31-60)(7.7)
(61-90)(0.0)
(91-120)(1.4)
(121-150)(0.6)
(Over150)(4.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                        Actual Expenses
                           --------------------------------------------------------------------------
                                                              Cash                           Bear
                            Institutional      Dollar       Reserve     Administration     Stearns
                           --------------- ------------- ------------- ---------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)          1,000.00      1,000.00      1,000.00         1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)          1,021.20      1,020.00      1,019.20         1,020.80      1,017.20
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                           1.00          2.25          3.00             1.50          4.99

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,020.00      1,019.20      1,019.20
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.25          3.00          3.00

                                                                   Hypothetical Expenses
                                                                (5% return before expenses)
                           ------------------------------------------------------------------------------------------------------
                                                                                                           Bear          Bear
                                                                                                         Stearns       Stearns
                                                              Cash                           Bear        Premier       Private
                            Institutional      Dollar       Reserve     Administration     Stearns        Choice        Client
                           --------------- ------------- ------------- ---------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)          1,000.00      1,000.00      1,000.00        1,000.00       1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)          1,024.00      1,022.75      1,022.00        1,023.50       1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                           1.00          2.25          3.00            1.50           5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,020.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

                                    T-FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (100)

(Distribution - Weighted Average Maturity 5 days)

(1-30)(93.1)
(31-60)(6.9)
(61-90)(0.0)
(91-120)(0.0)
(121-150)(0.0)
(Over150)(0.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         Actual Expenses
                   -----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ----------------
Beginning Account
 Value (11/01/05)
 (in Dollars)             1,000.00      1,000.00     1,000.00         1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)             1,020.80      1,019.50     1,018.30         1,020.30
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                   1.00          2.25         3.49             1.50

                                     Hypothetical Expenses
                                  (5% return before expenses)
                   ----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ---------------
Beginning Account
 Value (11/01/05)
 (in Dollars)             1,000.00      1,000.00     1,000.00        1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)             1,024.00      1,022.75     1,021.49        1,023.50
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                   1.00          2.25         3.51            1.50

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for
Institutional, Dollar, Cash Management and Administration, respectively, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

                                                                               5

                              FEDERAL TRUST FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Agency Obligations) (100)

(Distribution - Weighted Average Maturity 11 days)

(1-30)(97.8)
(31-60)(0.0)
(61-90)(0.0)
(91-120)(0.0)
(121-150)(0.0)
(Over150)(2.2)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                           Hypothetical Expenses
                                                            Actual Expenses             (5% return before expenses)
                                                    -------------------------------   -------------------------------
                                                     Institutional        Dollar       Institutional        Dollar
                                                    ---------------   -------------   ---------------   -------------
Beginning Account Value (11/01/05) (in Dollars)            1,000.00        1,000.00          1,000.00        1,000.00
Ending Account Value (04/30/06) (in Dollars)               1,021.00        1,019.70          1,024.00        1,022.75
Expenses Incurred During Period (11/01/05 -
 04/30/06)*                                                    1.00            2.25              1.00            2.25

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

                              TREASURY TRUST FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Treasury Obligations) (100)

(Distribution - Weighted Average Maturity 28 days)

(1-30)(64.7)
(31-60)(32.3)
(61-90)(3.1)
(91-120)(0.0)
(121-150)(0.0)
(Over150)(0.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         Actual Expenses
                   -----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ----------------
Beginning Account
 Value (11/01/05)
 (in Dollars)             1,000.00      1,000.00     1,000.00         1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)             1,019.70      1,018.40     1,017.10         1,019.20
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                   1.00          2.25         3.49             1.50

                                     Hypothetical Expenses
                                  (5% return before expenses)
                   ----------------------------------------------------------
                                                     Cash
                    Institutional      Dollar     Management   Administration
                   --------------- ------------- ------------ ---------------
Beginning Account
 Value (11/01/05)
 (in Dollars)             1,000.00      1,000.00     1,000.00        1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)             1,024.00      1,022.75     1,021.49        1,023.50
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                   1.00          2.25         3.51            1.50

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for
Institutional, Dollar, Cash Management, and Administration, respectively, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period).

                                                                               7

                                   MUNIFUND

FUND PROFILE

Top 10 State Concentration
     (% of portfolio)
Texas                  7.5%
Massachusetts          7.2
Illinois               7.1
California             6.1
Michigan               5.1
Colorado               4.7
Alabama                4.6
South Carolina         4.2
North Carolina         3.6
Indiana                3.1
                     -----
  Total               53.2%
                     =====

(Distribution - Weighted Average Maturity 19 days)

(1-30)(87.1)
(31-60)(1.8)
(61-90)(4.3)
(91-120)(2.6)
(121-150)(1.2)
(Over150)(3.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,014.40      1,013.20     1,011.90      1,013.90      1,010.40
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.24         3.48          1.49          4.97

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,013.20      1,012.40      1,012.40
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.24          2.99          2.99

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.00      1,022.75     1,021.49      1,023.50      1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.25         3.51          1.50          5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Management,  Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client, and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

                                   MUNICASH

FUND PROFILE

Top 10 State Concentration
     (% of portfolio)
Texas                 18.0%
Ohio                   7.4
Michigan               6.5
Florida                5.0
North Carolina         4.2
Maryland               3.1
Pennsylvania           2.6
Kentucky               2.5
New Jersey             2.3
Indiana                2.3
                      ----
  Total               53.9%
                      ====

(Distribution - Weighted Average Maturity 34 days)

(1-30)(78.0)
(31-60)(3.2)
(61-90)(3.1)
(91-120)(6.3)
(121-150)(3.0)
(Over150)(6.4)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            Hypothetical Expenses
                             Actual Expenses             (5% return before expenses)
                     -------------------------------   -------------------------------
                      Institutional        Dollar       Institutional        Dollar
                     ---------------   -------------   ---------------   -------------
Beginning Account
 Value (11/01/05)
 (in Dollars)               1,000.00        1,000.00          1,000.00        1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)               1,014.70        1,013.50          1,024.00        1,022.75
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                     1.00            2.24              1.00            2.25

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               9

                             CALIFORNIA MONEY FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Variable Rate Demand Notes) (78.3)
(Tax Exempt Commercial Paper) (7.2)
(Municipal Put Bonds) (7.7)
(Municipal Notes) (6.8)

(Distribution - Weighted Average Maturity 17 days)

(1-30)(86.3)
(31-60)(5.3)
(61-90)(5.8)
(91-120)(0.0)
(121-150)(0.0)
(Over150)(2.7)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                      Actual Expenses
                           ---------------------------------------------------------------------
                                                            Cash
                               Insti-                     Manage-        Admin-         Bear
                              tutional       Dollar         ment       istration      Stearns
                           ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,014.30      1,013.10      1,011.80      1,013.80      1,010.30
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.24          3.48          1.49          4.97

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,013.10      1,012.30      1,012.30
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.24          2.99          2.99

                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                                      Bear          Bear
                                                            Cash                                    Stearns       Stearns
                               Insti-                     Manage-        Admin-         Bear        Premier       Private
                              tutional       Dollar         ment       istration      Stearns        Choice        Client
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.00      1,022.75      1,021.49      1,023.50      1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.25          3.51          1.50          5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10

                              NEW YORK MONEY FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Municipal Bonds) (3.8)
(Variable Rate Demand Notes) (86.0)
(Tax Exempt Commercial Paper) (2.0)
(Municipal Notes) (5.0)
(Municipal Put Bonds) (3.2)

(Distribution - Weighted Average Maturity 17 days)

(1-30)(88.25)
(31-60)(2.13)
(61-90)(4.45)
(91-120)(0.4)
(121-150)(1.45)
(Over150)(3.32)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,014.50      1,013.20     1,012.00      1,014.00      1,010.50
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.24         3.48          1.49          4.97

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,013.20      1,012.50      1,012.50
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.24          2.99          2.99

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.00      1,022.75     1,021.49      1,023.50      1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.25         3.51          1.50          5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    TEMPFUND

APRIL 30, 2006 (UNAUDITED)

                                                                       PAR
                                                   MATURITY           (000)                VALUE
                                                  ----------   ------------------   -------------------
CERTIFICATES OF DEPOSIT - 19.1%
Domestic - 5.4%
  Citibank N.A. (A-1+, P-1)
    4.70%                                           05/15/06             $411,000         $ 411,000,000
  Washington Mutual Bank FA (A-1, P-1)
    4.75%                                           05/08/06              448,000           448,000,000
    4.80%                                           05/08/06              330,000           330,000,000
    4.70%                                           05/09/06              100,000            99,999,987
    4.75%                                           05/10/06              131,535           131,534,673
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.82%                                           05/03/06              275,000           275,000,000

                                                                                          -------------
                                                                                          1,695,534,660
                                                                                          -------------
Yankee - 13.7%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                        10/19/06              320,150           320,150,000
  Barclays Bank PLC, New York (A-1+, P-1)
    4.98%(b)                                        06/29/06              309,900           309,900,000
    4.99%(b)                                        06/29/06               50,000            50,000,000
  Credit Suisse Group, New York (A-1, P-1)
    4.71%(b)                                        05/08/06            1,614,000         1,614,000,000
  Mizuho Corp. Bank, New York (A-1, P-1)
    5.01%(b)                                        06/23/06              303,780           303,780,000
  Natexis Banque, New York (A-1, P-1)
    5.00%(b)                                        06/29/06               73,605            73,601,413
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                        10/20/06              165,000           165,001,884
    4.81%(b)                                        01/16/07              306,420           306,420,000
    4.87%(b)                                        02/02/07              684,700           684,700,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                        12/06/06              301,000           301,000,000
  Sumitomo Mitsui Banking Corp., New York
    (A-1, P-1)
    4.82%(b)                                        05/08/06              198,000           198,000,000

                                                                                          -------------
                                                                                          4,326,553,297
                                                                                          -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,022,087,957)                                                                   6,022,087,957
                                                                                          -------------
COMMERCIAL PAPER - 37.6%

Asset Backed Securities - 22.3%
  Amsterdam Funding Corp. (A-1, P-1)
    4.72%                                           05/04/06               65,000            64,974,433
  Atomium Funding Corp. (A-1, P-1)
    4.72%                                           05/10/06               90,481            90,374,232
  Barton Capital Corp. (A-1+, P-1)
    4.77%                                           05/04/06               46,442            46,423,539
    4.71%                                           05/08/06              218,682           218,481,724
  Beethoven Funding Corp. (A-1, P-1)
    4.87%                                           05/05/06               65,000            64,964,828
    4.76%                                           05/08/06              145,000           144,865,794
    4.80%                                           05/08/06               43,000            42,959,867
    4.95%                                           06/22/06              109,700           108,915,645
  Brahms Funding Corp. (A-1, P-1)
    4.81%                                           05/04/06               84,890            84,855,973
    5.02%                                           06/26/06               70,079            69,531,761
  Cancara Asset Securitization LLC (A-1+, P-1)
    4.76%                                           05/01/06              225,000           225,000,000
    4.76%                                           05/05/06              226,575           226,455,167
    4.76%                                           05/08/06               85,447            85,367,914
    4.78%                                           05/10/06              145,698           145,523,891
  Ciesco LLC (A-1+, P-1)
    4.66%                                           05/05/06              100,000            99,948,222
    4.97%                                           06/05/06               52,335            52,082,120

                                                                       PAR
                                                   MATURITY           (000)                VALUE
                                                  ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Concord Minutemen Capital Co. (A-1, P-1)
    4.77%                                           05/04/06             $100,000         $  99,960,250
    4.67%                                           05/17/06               60,704            60,578,006
    4.96%                                           06/26/06               52,514            52,108,825
  Cullinan Finance Corp. (A-1+, P-1)
    4.68%                                           05/11/06               32,775            32,732,393
  Dakota Notes Program (A-1, P-1)
    4.73%                                           05/04/06              241,625           241,529,760
    4.79%                                           05/10/06              330,000           329,604,825
  Dorada Finance, Inc. (A-1+, P-1)
    4.78%                                           05/09/06               69,255            69,181,436
  Emerald Certificates (A-1+, P-1)
    4.79%                                           05/05/06              240,000           239,872,267
    4.80%                                           05/09/06              143,000           142,847,467
    4.80%                                           05/09/06              150,000           149,840,000
  Fairway Finance Corp. (A-1, P-1)
    4.72%                                           05/08/06               31,585            31,556,012
  Falcon Asset Securitization Corp. (A-1, P-1)
    4.77%                                           05/02/06               87,448            87,436,413
    4.78%                                           05/03/06              100,443           100,416,327
    4.77%(c)                                        05/08/06               95,758            95,669,184
  Grampian Funding LLC (A-1+, P-1)
    4.55%                                           07/03/06              115,700           114,778,739
  Jupiter Securitization Corp. (A-1, P-1)
    4.77%                                           05/01/06               93,988            93,988,000
    4.77%                                           05/02/06              131,669           131,651,554
  Liberty Street Funding Corp. (A-1, P-1)
    4.77%                                           05/04/06               95,000            94,962,238
    4.77%                                           05/05/06              131,751           131,681,172
  Monument Gardens Funding LLC (A-1, P-1)
    4.89%                                           06/22/06              120,000           119,152,400
  Old Line Funding Corp. (A-1+, P-1)
    4.77%(c)                                        05/08/06               77,822            77,749,820
    4.79%(c)                                        05/10/06               55,080            55,014,042
  Park Avenue Receivables Corp. (A-1, P-1)
    4.77%                                           05/02/06               65,510            65,501,320
    4.77%                                           05/03/06              121,330           121,297,848
  Park Granada LLC (A-1+, P-1)
    4.78%                                           05/09/06               59,000            58,937,329
    4.98%                                           06/23/06               25,000            24,816,708
  Park Sienna LLC (A-1+, P-1)
    4.79%                                           05/01/06               40,000            40,000,000
    4.80%                                           05/04/06              118,000           117,952,800
    4.76%                                           05/09/06               86,400            86,308,608
    4.78%                                           05/09/06               56,470            56,410,016
    4.78%                                           05/09/06               23,000            22,975,569
    4.98%                                           06/23/06               30,000            29,780,050
  Preferred Receivable Funding Corp. (A-1, P-1)
    4.77%                                           05/02/06              101,448           101,434,558
    4.77%                                           05/09/06               65,451            65,381,622
  Ranger Funding Co. LLC (A-1+, P-1)
    4.77%                                           05/01/06              147,000           147,000,000
    4.72%                                           05/03/06              197,000           196,948,342
    4.75%                                           05/04/06              230,000           229,908,958
  Sheffield Receivables Corp. (A-1+, P-1)
    4.77%                                           05/04/06              154,175           154,113,715
    4.78%                                           05/04/06              174,230           174,160,598
  Silver Tower U.S. Funding Corp. (A-1, P-1)
    4.68%                                           05/05/06               40,000            39,979,222
  Solitaire Funding LLC (A-1+, P-1)
    4.76%(c)                                        05/10/06              634,000           633,245,540
    4.78%(c)                                        05/10/06              127,860           127,707,207

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
12

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    4.78%(c)                                             05/09/06             $ 62,326        $   62,259,796
  Ticonderoga Funding LLC (A-1+, P-1)
    4.78%                                                05/10/06               52,139            52,076,694
  Transamerica Asset Funding (A-1+, P-1)
    4.79%                                                05/05/06               95,000            94,949,439

                                                                                              --------------
                                                                                               7,026,182,179
                                                                                              --------------
Banks - 12.6%
  Bank of America Corp. (A-1+, P-1)
    4.93%                                                06/28/06              298,000           295,633,052
    4.94%                                                06/29/06              435,000           431,476,766
  Barclays U.S. Funding Corp. (A-1+, P-1)
    4.56%                                                07/17/06              998,400           988,651,595
  Citigroup Funding Corp. (A-1+, P-1)
    4.76%                                                05/04/06               92,100            92,063,467
    4.76%                                                05/08/06              130,000           129,879,678
    4.94%                                                06/22/06              200,000           198,571,444
  Rabobank U.S. Finance Co. (A-1+, P-1)
    4.84%                                                05/01/06              177,000           177,000,000
  Societe Generale N.A. (A-1+, P-1)
    4.78%                                                05/10/06              647,015           646,241,758
  UBS Finance LLC Delaware (A-1+, P-1)
    4.78%                                                05/10/06            1,000,000           998,806,250

                                                                                              --------------
                                                                                               3,958,324,010
                                                                                              --------------
Security Brokers & Dealers - 1.5%
  Bear Stearns & Co. (A-1, P-1)
    4.76%                                                05/09/06              345,000           344,635,067
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.54%                                                06/26/06              121,000           120,144,530

                                                                                              --------------
                                                                                                 464,779,597
                                                                                              --------------
Short-Term Business Credit Institutions - 1.1%
  General Electric Capital Services (A-1+, P-1)
    4.93%                                                06/28/06              200,000           198,411,445
    4.93%                                                06/28/06              150,660           149,463,341

                                                                                              --------------
                                                                                                 347,874,786
                                                                                              --------------
Transportation - 0.1%
  Netjets Inc. (A-1+, P-1)
    4.90%                                                05/01/06               35,539            35,539,000
                                                                                              --------------
TOTAL COMMERCIAL PAPER
  (Cost $11,832,699,572)                                                                      11,832,699,572
                                                                                              --------------
MASTER NOTES - 4.7%
Security Brokers & Dealers - 4.7%
  Bank of America Securities LLC (A-1+, P-1)
    4.96%(d)                                             05/01/06              442,450           442,450,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
    4.94%(d)                                             05/01/06              303,000           303,000,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
    4.98%(d)                                             05/01/06              297,635           297,635,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    5.04%(d)                                             05/01/06              438,000           438,000,000

                                                                                              --------------
TOTAL MASTER NOTES
  (Cost $1,481,085,000)                                                                        1,481,085,000
                                                                                              --------------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS - 16.0%
Asset Backed Securities - 0.8%
  Racers XL (A-1, P-1)
    4.97%(c)(d)                                          05/22/06             $234,650        $  234,650,000
                                                                                              --------------
Banks - 2.4%
  Bank of New York Co., Inc. (A+, Aa3)
    5.03%(c)(d)                                          05/30/06              125,000           125,000,000
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1+, P-1)(e)
    4.95%(d)                                             05/08/06               50,000            50,000,000
  National City Bank, Cleveland (A+, Aa3)
    4.79%(d)                                             05/08/06              169,000           168,997,049
  U.S. Bank N.A. (AA-, Aa1)
    4.75%(d)                                             05/01/06              208,000           207,980,684
  Wells Fargo & Co. (Aa1, AA-)
    4.88%(d)                                             05/02/06              190,000           190,001,041

                                                                                              --------------
                                                                                                 741,978,774
                                                                                              --------------
Insurance Carriers NEC - 0.8%
  Travelers Insurance Co. (A-1+, P-1)
    5.07%(d)(f)                                          07/03/06              250,000           250,000,000
                                                                                              --------------
Life Insurance - 4.0%
  Allstate Life Global Funding II (Aa2, AA)
    4.98%(c)(d)                                          05/30/06               75,000            75,000,000
  Hartford Life Insurance Co. (A-1+, P-1)
    5.06%(d)(f)                                          07/03/06              100,000           100,000,000
    5.06%(d)(f)                                          07/03/06              100,000           100,000,000
  ING Security Life Insurance (AA3, Aa)
    4.93%(c)(d)                                          05/09/06              150,000           150,000,000
  MetLife Global Funding I (AA, Aa2)
    5.10%(c)(d)                                          05/30/06               95,000            95,000,000
  New York Life Insurance Co. (A-1+, P-1)
    4.98%(d)(f)                                          06/13/06              350,000           350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.95%(c)(d)(f)                                       05/01/06              400,000           400,000,000

                                                                                              --------------
                                                                                               1,270,000,000
                                                                                              --------------
Security Brokers & Dealers - 6.6%
  Bear Stearns & Co., Inc. (A-1, P-1)
    4.80%(d)                                             05/05/06               75,000            75,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.94%(c)(d)(f)                                       05/19/06              333,000           333,000,000
    4.82%(c)(d)                                          06/08/06              587,990           587,990,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    4.95%(d)                                             05/30/06               79,900            79,900,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.92%(d)                                             05/01/06               69,300            69,300,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    5.05%(d)                                             05/11/06              459,000           459,072,670
    4.88%(d)                                             05/15/06              100,000           100,000,000
    5.14%(d)                                             07/19/06               50,000            50,019,178
  Morgan Stanley & Co., Inc. (A-1, P-1)
    4.96%(d)                                             05/01/06               75,000            75,000,000
    4.93%(d)                                             05/15/06              250,000           250,032,606

                                                                                              --------------
                                                                                               2,079,314,454
                                                                                              --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPFUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Short-Term Business Credit Institutions - 1.4%
  General Electric Capital Services (AAA, Aaa)
               5.00%(d)                                   05/17/06           $  447,600         $ 447,680,112
                                                                                                -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,023,623,340)                                                                         5,023,623,340
                                                                                                -------------
MEDIUM TERM NOTES - 0.5%
  Goldman Sachs Group, Inc. (A-1, P-1)
               4.82%
                    (Cost
$        153,620,000)                                     05/05/06              153,620           153,620,000
                                                                                                -------------
TIME DEPOSITS - 4.5%
  Svenska Handelsbanken AB (A-1+, P-1)
               4.88%                                      05/01/06              462,000           462,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
               4.84%                                      05/01/06              651,000           651,000,000
               4.84%                                      05/01/06              300,000           300,000,000

                                                                                                -------------
TOTAL TIME DEPOSITS
  (Cost $1,413,000,000)                                                                         1,413,000,000
                                                                                                -------------
REPURCHASE AGREEMENTS - 17.6%
Deutsche Bank Securities, Inc.
               4.79%                                      05/01/06              118,000           118,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $118,047,102, collateralized by $185,311,704
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.50% to 5.50% due from
    04/01/16 to 04/01/36. The market value is
$    121,540,000.)
Goldman Sachs & Co.
               4.78%                                      05/08/06              750,000           750,000,000
  (Agreement dated 04/20/06 to be repurchased at
    $751,792,500, collateralized by $2,025,093,172
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 7.50% due from 10/01/10 to 02/01/36. The
    market value is $772,500,001.)
Goldman Sachs & Co.
               4.69%                                      05/09/06              650,000           650,000,000
  (Agreement dated 03/02/06 to be repurchased at
    $655,758,278, collateralized by $1,138,405,344
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 8.00% due from 01/01/17 to 04/01/36. The
    market value is $669,500,000.)
Morgan Stanley & Co., Inc.
               4.76%                                      05/01/06              255,000           255,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $255,101,150, collateralized by $327,473,540
    Federal National Mortgage Assoc. Bonds,
    Discount Notes and Variable Rate Notes 0.00%
    to 5.07% due from 06/02/06 to 07/01/35. The
    market value is $263,159,060.)
Morgan Stanley & Co., Inc.
               4.78%                                      05/01/06              125,714           125,714,000
  (Agreement dated 04/28/06 to be repurchased at
    $125,763,678, collateralized by $161,443,171
    Federal National Mortgage Assoc. Bonds,
    Discount Notes and Variable Rate Notes 0.00%
    to 5.07% due from 06/02/06 to 07/01/35. The
    market value is $129,736,384.)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
PNC Bank, N.A.(g)
               4.58%                                      05/01/06           $  104,300         $ 104,300,000
  (Agreement dated 04/28/06 to be repurchased at
    $104,339,808, collateralized by $325,770,400
    Federal National Mortgage Assoc. Bonds 4.50%
    to 6.00% due from 12/01/19 to 04/01/35. The
    market value is $218,294,482.)
UBS Securities LLC
               4.78%                                      05/09/06              520,000           520,000,000
  (Agreement dated 04/18/06 to be repurchased at
    $521,449,933, collateralized by $535,602,079
    Federal Home Loan Mortgage Corp. Strips and
    Federal National Mortgage Assoc. Strips 0.00%
    due from 04/01/32 to 05/01/36. The market
    value is $535,602,079.)
UBS Securities LLC
               4.78%                                      05/10/06            1,000,000         1,000,000,000
  (Agreement dated 03/29/06 to be repurchased at
    $1,005,576,667, collateralized by $1,030,000,476
    Federal National Mortgage Assoc. Bonds 4.00%
    to 6.50% due from 07/01/18 to 05/01/36. The
    market value is $1,025,823,608.)
UBS Securities LLC
               4.79%                                      05/10/06            2,000,000         2,000,000,000
  (Agreement dated 03/29/06 to be repurchased at
    $2,011,176,667, collateralized by $2,000,002,495
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds and
    Strips 0.00% to 6.50% due from 04/01/18 to
    05/01/36. The market value is $2,056,707,755.)

                                                                                                -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,523,014,000)
                                                                                                5,523,014,000
                                                                                                -------------

TOTAL INVESTMENTS IN SECURITIES -  100.0%
  (Cost $31,449,129,869(a))                 31,449,129,869
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%                            15,083,184
                                            --------------
NET ASSETS -  100.0%                       $31,464,213,053
                                           ===============

-------------------

(a) Aggregate cost for federal income tax purposes.
(b) Security is a foreign domiciled issuer which is registered with the
    Securities and Exchange Commission.
(c) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30,
    2006, the Fund held 8.5% of its net assets, with a current market value of
    $2,671,395,144, in securities restricted as to resale.
(d) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e) Ratings reflect those of guarantor.
(f) Illiquid Security. As of April 30, 2006, the Fund held 4.9% of its net assets, with a current market value of $1,533,000,000 in these securities.
(g) Represents an investment in an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
14

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    TEMPCASH

APRIL 30, 2006 (UNAUDITED)

                                                                      PAR
                                                  MATURITY           (000)                VALUE
                                                 ----------   ------------------   -------------------
CERTIFICATES OF DEPOSIT - 18.1%
Domestic - 4.8%
  Citibank N.A. (A-1+, P-1)
    4.70%                                          05/15/06             $147,000         $ 147,000,000
  Washington Mutual Bank FA (A-1, P-1)
    4.75%                                          05/08/06              177,000           177,000,000
    4.80%                                          05/08/06               87,055            87,055,000
    4.75%                                          05/10/06               52,000            51,999,871
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.82%                                          05/03/06              170,855           170,855,000

                                                                                         -------------
                                                                                           633,909,871
                                                                                         -------------
Yankee - 13.3%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                       10/19/06              132,000           132,000,000
  Barclays Bank PLC, New York (A-1+, P-1)
    4.98%(b)                                       06/29/06              150,000           150,000,000
    4.99%(b)                                       06/29/06               25,000            25,000,000
  Credit Suisse Group, New York (A-1, P-1)
    4.71%(b)                                       05/08/06              576,000           576,000,000
  Depfa Bank PLC, New York (A-1+, P-1)
    4.79%(b)                                       05/10/06               46,000            45,999,886
  Mizuho Corp. Bank, New York (A-1, P-1)
    5.01%(b)                                       06/23/06              132,345           132,345,000
  Natexis Banque, New York (A-1, P-1)
    5.00%(b)                                       06/29/06               31,395            31,393,470
  Royal Bank of Canada, New York (A-1+, P-1)
    4.96%(b)                                       06/28/06               33,000            32,998,910
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                       10/20/06               67,620            67,620,772
    4.81%(b)                                       01/16/07              105,000           105,000,000
    4.87%(b)                                       02/02/07              252,900           252,900,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                       12/06/06              105,000           105,000,000
  Sumitomo Mitsui Banking Corp., New York
    (A-1, P-1)
    4.82%(b)                                       05/08/06               80,000            80,000,000

                                                                                         -------------
                                                                                         1,736,258,038
                                                                                         -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,370,167,909)                                                                  2,370,167,909
                                                                                         -------------
COMMERCIAL PAPER - 38.6%
Asset Backed Securities - 23.4%
  Atlantis One Funding Corp. (A-1+, P-1)
    4.55%                                          07/18/06              121,728           120,527,965
  Barton Capital Corp. (A-1+, P-1)
    4.77%                                          05/04/06               20,620            20,611,803
  Beethoven Funding Corp. (A-1, P-1)
    4.87%                                          05/05/06               26,000            25,985,931
    4.76%                                          05/08/06               63,000            62,941,690
    4.80%                                          05/08/06               15,000            14,986,000
    4.78%                                          05/10/06               54,000            53,935,470
    4.95%                                          06/22/06               47,800            47,458,230
    4.95%                                          06/28/06               57,476            57,017,629
  Brahms Funding Corp. (A-1, P-1)
    4.81%                                          05/04/06               35,110            35,095,927
    5.02%                                          06/26/06               30,850            30,609,096
  Cancara Asset Securitization LLC (A-1+, P-1)
    4.76%                                          05/01/06               75,000            75,000,000
    4.76%                                          05/05/06               89,875            89,827,466
    4.76%                                          05/08/06               33,895            33,863,628
    4.79%                                          05/08/06              118,190           118,079,919

                                                                      PAR
                                                  MATURITY           (000)                VALUE
                                                 ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Concord Minutemen Capital Co. (A-1, P-1)
    4.77%                                          05/04/06             $ 40,000         $  39,984,100
    4.67%                                          05/17/06               22,000            21,954,338
    4.96%                                          06/26/06               22,400            22,227,171
  Cullinan Finance Corp. (A-1+, P-1)
    4.68%                                          05/11/06               12,650            12,633,555
    4.94%                                          06/15/06               39,424            39,180,557
  Dakota Notes Program (A-1, P-1)
    4.73%                                          05/04/06               95,510            95,472,353
    4.79%                                          05/10/06              125,000           124,850,312
  Dorada Finance, Inc. (A-1+, P-1)
    4.78%                                          05/09/06               30,745            30,712,342
  Emerald Certificates (A-1+, P-1)
    4.79%                                          05/05/06               40,000            39,978,711
  Giro U.S. Funding Corp. (A-1, P-1)
    4.77%                                          05/05/06               87,000            86,953,890
    4.80%                                          05/05/06              180,906           180,809,517
  Grampian Funding LLC (A-1+, P-1)
    4.55%                                          07/03/06              100,000            99,203,750
  K2 (USA) LLC (A-1+, P-1)
    4.56%                                          07/18/06               34,900            34,555,188
  Liberty Street Funding Corp. (A-1, P-1)
    4.79%                                          05/10/06               71,257            71,171,670
  Lockhart Funding LLC (P-1)
    4.79%                                          05/03/06              123,000           122,967,268
    5.10%                                          05/22/06                  578               576,280
  Monument Gardens Funding LLC (A-1, P-1)
    4.89%                                          06/21/06               46,697            46,373,506
  Norddeutsche Landesbank (A-1, P-1)
    4.78%(c)                                       05/10/06               60,000            59,928,300
  Park Granada LLC (A-1+, P-1)
    4.78%                                          05/09/06               24,000            23,974,507
    4.98%                                          06/23/06               20,000            19,853,367
  Park Sienna LLC (A-1+, P-1)
    4.80%                                          05/04/06               44,656            44,638,138
    4.76%                                          05/09/06               33,600            33,564,459
    4.78%                                          05/09/06               31,000            30,967,071
    4.98%                                          06/23/06               19,360            19,218,059
  Ranger Funding Co. LLC (A-1+, P-1)
    4.75%                                          05/04/06              100,000            99,960,417
  Sheffield Receivables Corp. (A-1+, P-1)
    4.78%                                          05/04/06               76,810            76,779,404
  Silver Tower U.S. Funding Corp. (A-1, P-1)
    4.68%                                          05/05/06               25,000            24,987,014
  Solitaire Funding LLC (A-1+, P-1)
    4.76%(c)                                       05/10/06              259,800           259,490,838
    4.78%(c)                                       05/10/06               48,340            48,282,234
  Sydney Capital Corp. (A-1+, P-1)
    4.79%                                          05/10/06              100,000            99,880,250
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    4.79%                                          05/01/06               99,190            99,190,000
    4.78%(c)                                       05/09/06               27,665            27,635,614
  Thunder Bay Funding, Inc. (A-1, P-1)
    4.72%(c)                                       05/10/06               37,247            37,203,048
  Ticonderoga Funding LLC (A-1+, P-1)
    4.78%                                          05/10/06               23,145            23,117,342
  Transamerica Asset Funding (A-1+, P-1)
    4.79%                                          05/05/06               31,780            31,763,086
  Transamerica Securitization Liquidity Notes
    (A-1+, P-1)
    4.81%                                          05/02/06               20,094            20,091,315

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Victory Receivables Corp. (A-1, P-1)
    4.78%                                                05/04/06             $ 21,000         $  20,991,635
    4.78%                                                05/05/06               53,594            53,565,536
    4.95%                                                06/26/06               50,000            49,615,000

                                                                                               -------------
                                                                                               3,060,241,896
                                                                                               -------------
Banks - 8.4%
  Banco Bilbao Vizcaya, Argentina (A-1, P-1)
    4.78%                                                05/10/06               59,600            59,528,778
  Bank of America Corp. (A-1+, P-1)
    4.93%                                                06/28/06              131,600           130,554,730
    4.94%                                                06/29/06              191,000           189,453,017
  Citigroup Funding Corp. (A-1+, P-1)
    4.76%                                                05/04/06               37,700            37,685,046
    4.76%                                                05/08/06               20,000            19,981,489
  Natexis Banque Populaires, New York (A-1, P-1)
    4.56%                                                07/31/06              133,000           131,468,634
  Rabobank U.S. Finance Co. (A-1+, P-1)
    4.84%                                                05/01/06               73,000            73,000,000
  Societe Generale N.A. (A-1+, P-1)
    4.78%                                                05/10/06              152,985           152,801,992
  UBS Finance LLC Delaware (A-1+, P-1)
    4.78%                                                05/10/06              300,000           299,641,875

                                                                                               -------------
                                                                                               1,094,115,561
                                                                                               -------------
Insurance Carriers NEC - 0.5%
  MetLife, Inc. (A-1+, P-1)
    4.68%                                                05/11/06               63,971            63,887,838
                                                                                               -------------
Life Insurance - 0.8%
  Irish Life & Permanent Corp. (A+, A1)
    4.95%(c)(d)                                          05/22/06              100,000           100,000,000
                                                                                               -------------
Mortgage Bankers & Correspondents - 3.2%
  Countrywide Financial Corp. (A-1, F-1)
    4.90%                                                05/01/06              138,000           138,000,000
    4.70%                                                05/05/06              128,000           127,933,156
    4.80%                                                05/08/06              159,768           159,618,883

                                                                                               -------------
                                                                                                 425,552,039
                                                                                               -------------
Security Brokers & Dealers - 1.1%
  Bear Stearns & Co. (A-1, P-1)
    4.76%                                                05/09/06              141,000           140,850,853
                                                                                               -------------
Short-Term Business Credit Institutions - 1.2%
  General Electric Capital Services (A-1+, P-1)
    4.93%                                                06/28/06              155,000           153,768,869
                                                                                               -------------
TOTAL COMMERCIAL PAPER
  (Cost $5,038,417,056)                                                                        5,038,417,056
                                                                                               -------------
MASTER NOTES - 5.0%
Security Brokers & Dealers - 5.0%
  Bank of America Securities LLC (A-1+, P-1)
    4.96%(d)                                             05/01/06              166,200           166,200,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
    4.94%(d)                                             05/01/06              142,000           142,000,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
    4.98%(d)                                             05/01/06              122,655           122,655,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    5.04%(d)                                             05/01/06              219,000           219,000,000

                                                                                               -------------
TOTAL MASTER NOTES
  (Cost $649,855,000)                                                                            649,855,000
                                                                                               -------------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS - 23.3%
Asset Backed Securities - 3.6%
  Links Finance LLC (AAA, Aaa)
    4.81%(c)(d)                                          05/01/06             $ 25,000         $  25,000,197
  Racers XL (A-1, P-1)
    4.79%(c)(d)                                          05/22/06              223,600           223,600,000
    4.97%(c)(d)                                          05/22/06              129,400           129,400,009
  Wachovia Asset Securitization, Inc., Series
    04-HM1, Class A (AAA, Aaa)
    4.94%(c)(d)                                          05/25/06               37,646            37,646,330
  Wachovia Asset Securitization, Inc., Series
    04-HM2, Class A (AAA, Aaa)
    4.95%(c)(d)                                          05/25/06               48,329            48,329,334

                                                                                               -------------
                                                                                                 463,975,870
                                                                                               -------------
Banks - 3.7%
  All Seasons Funding LLC (Federal Home Loan
    Bank Guaranty) (Aaa)(e)
    4.93%(d)                                             05/08/06                3,995             3,995,000
  Dewberry IV LLP (Mercantile Safe Deposit LOC)
    (AA-)(e)
    5.04%(d)                                             05/08/06               16,000            16,000,000
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)(e)
    5.08%(d)                                             05/08/06               15,000            15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)(e)
    5.15%(d)                                             05/08/06                2,485             2,485,000
  HBOS Treasury Services PLC (A-1+, P-1)
    4.88%(d)                                             05/01/06               45,000            45,010,248
    5.00%(c)(d)                                          06/26/06              150,000           150,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)(e)
    5.02%(d)                                             05/08/06                1,425             1,425,000
  Madison Hotel Investors LLC (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    5.00%(d)                                             05/08/06               34,000            34,000,000
    5.00%(d)                                             05/08/06               14,900            14,900,000
  MB&B Holdings LLC (Marshall & Ilsley Bank LOC)
    (A-1, P-1)
    5.08%(d)                                             05/04/06                6,700             6,700,000
    5.08%(d)                                             05/04/06                3,635             3,635,000
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    5.08%(d)                                             05/08/06               14,390            14,390,000
  Oxford Capital Enterprise LLC (National City Bank
    of Cleveland LOC) (A-1, P-1)(e)
    5.02%(d)                                             05/08/06                3,925             3,925,000
  Paca-Pratt Associates, Inc. (M&T Bank N.A. LOC)
    (A-1)(e)
    5.05%(d)                                             05/08/06               16,000            16,000,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa1)(e)
    5.00%(d)                                             05/03/06                9,000             9,000,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)(e)
    5.10%(d)                                             05/04/06                6,955             6,955,000
  Prospect Aggregates, Inc. (Fulton Bank LOC)
    (A-1)(e)
    5.15%(d)                                             05/04/06                8,710             8,710,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)(e)
    5.15%(d)                                             05/08/06               15,935            15,935,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(e)
    5.04%(d)                                             05/08/06                1,530             1,530,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
16

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Westpac Banking Corp. (AA-, Aa3)(e)
    4.93%(d)                                           06/12/06             $108,250         $ 108,250,000

                                                                                             -------------
                                                                                               477,845,248
                                                                                             -------------
Life Insurance - 5.4%
  Allstate Life Global Funding II (AA, Aa2)
    4.96%(c)(d)                                        05/16/06              100,000           100,000,000
    4.98%(c)(d)                                        05/30/06               40,000            40,000,000
  MetLife Global Funding I (AA, Aa2)
    5.10%(c)(d)                                        05/30/06               40,000            40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    4.95%(d)(f)                                        06/01/06              200,000           200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    4.98%(d)(f)                                        06/13/06              300,000           300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.96%(d)(f)                                        06/01/06               26,000            26,000,000

                                                                                             -------------
                                                                                               706,000,000
                                                                                             -------------
Municipal Bonds - 1.5%
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    NA LOC) (A-1)(e)
    5.12%(d)                                           05/08/06                  900               900,000
  Bergen County New Jersey Import Authority
    (Encap Golf Holdings LLC) RB Series 2005D DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    5.00%(d)                                           05/08/06               14,230            14,230,000
  Covington Kentucky Industrial Building RB Series
    2005A DN (U.S. Bank LOC) (A-1, P-1)(e)
    5.02%(d)                                           05/08/06                9,120             9,120,000
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)(e)
    4.87%(d)                                           05/08/06               21,710            21,710,000
  Mayfield Cornerstone LLC RB Series 2005A DN
    (Huntington National Bank LOC) (A-1, P-1)
    5.10%(d)                                           05/08/06                2,895             2,895,000
  Mayfield Cornerstone LLC RB Series 2005B DN
    (Huntington National Bank LOC) (A-1, P1)
    5.10%(d)                                           05/08/06                1,045             1,045,000
  Mayfield Spine Center RB Series 2005 DN
    (Huntington National Bank LOC) (A-1, P1)
    5.10%(d)                                           05/08/06                  500               500,000
  Mayfield Spine Center RB Series 2005B DN
    (Huntington National Bank LOC)
    5.10%(d)                                           05/08/06                1,315             1,315,000
  New York State Dormitory Authority RB (Taxable
    Project) Series 2005A DN (A-1+, F-1+)
    4.87%(d)                                           05/08/06               14,335            14,335,000
  New York State Housing Finance Agency RB
    Series 2003B DN (VMIG-1)
    4.85%(d)                                           05/08/06               22,900            22,900,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1+)(e)
    4.87%(d)                                           05/04/06               42,000            42,000,000
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)(e)
    5.00%(d)                                           05/04/06                7,300             7,300,000
  SDB Capital LLC RB DN (Marshall & Ilsley Bank
    N.A. LOC) (A-1, P-1)
    5.00%(d)                                           05/08/06               20,000            20,000,000
  Texas GO Series 2004D DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
    4.85%(d)                                           05/03/06                2,635             2,635,000

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  Texas GO Series 2004E DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
    4.85%(d)                                           05/03/06             $  9,400         $   9,400,000
  Texas GO Series 2005I-C MB (A-1+, VMIG-1)
    4.85%(d)                                           05/03/06               15,000            15,000,000
    4.85%(d)                                           05/03/06                5,270             5,270,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)(e)
    4.93%(d)                                           05/08/06                8,000             8,000,000

                                                                                             -------------
                                                                                               198,555,000
                                                                                             -------------
Security Brokers & Dealers - 7.0%
  Bear Stearns & Co., Inc. (A-1, P-1)
    4.80%(d)                                           05/05/06               25,000            25,000,000
    5.04%(d)                                           05/30/06               64,000            64,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.82%(c)(d)                                        06/08/06              212,010           212,010,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    4.95%(d)                                           05/30/06               34,000            34,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.92%(d)                                           05/01/06               29,000            29,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    5.05%(d)                                           05/11/06              300,000           300,073,433
    5.14%(d)                                           07/19/06               20,000            20,007,671
  Morgan Stanley & Co., Inc. (A-1, P-1)
    4.92%(d)                                           05/01/06               31,700            31,700,000
    4.93%(d)                                           05/15/06              200,000           200,025,000

                                                                                             -------------
                                                                                               915,816,104
                                                                                             -------------
Short-Term Business Credit Institutions - 2.1%
  General Electric Capital Corp. (AAA, Aaa)
    4.95%(d)                                           05/09/06              116,000           116,010,628
  General Electric Capital Services (AAA, Aaa)
    5.00%(d)                                           05/17/06              163,760           163,816,960

                                                                                             -------------
                                                                                               279,827,588
                                                                                             -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,042,019,811)                                                                      3,042,019,810
                                                                                             -------------
MEDIUM TERM NOTES - 0.5%
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.82%
  (Cost $63,550,000)                                   05/05/06               63,550            63,550,000
                                                                                             -------------
TIME DEPOSITS - 6.7%
  Svenska Handelsbanken AB (A-1+, P-1)
    4.88%                                              05/01/06              279,000           279,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.84%                                              05/01/06              597,000           597,000,000

                                                                                             -------------
TOTAL TIME DEPOSITS
  (Cost $876,000,000)                                                                          876,000,000
                                                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                       PAR
                                                       MATURITY       (000)            VALUE
                                                      ----------   -----------   -----------------
REPURCHASE AGREEMENTS - 7.7%
Deutsche Bank Securities, Inc.
    4.79%                                              05/01/06       $200,000     $   200,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $200,079,833, collateralized by $206,468,603
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Mortgage Notes and Government
    National Mortgage Assoc. Bonds 4.97% to
    6.00% due 12/16/21 to 03/25/36. The value of
    the collateral is $206,000,000.)
Goldman Sachs & Co.
    4.69%                                              05/09/06        200,000         200,000,000
  (Agreement dated 03/02/06 to be repurchased at
    $201,771,778, collateralized by $223,173,334
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.50%
    to 5.50% due 06/01/20 to 09/01/35. The value of
    the collateral is $206,000,000.)
Morgan Stanley & Co., Inc.
    4.78%                                              05/01/06        375,562         375,562,000
  (Agreement dated 04/28/06 to be repurchased at
    $375,711,599, collateralized by $486,925,511
    Federal National Mortgage Assoc. Bonds 4.50%
    to 5.00% due 03/01/34 to 08/01/35. The value of
    the collateral is $388,299,125.)
UBS Securities LLC
    4.78%                                              05/09/06        230,000         230,000,000
  (Agreement dated 04/18/06 to be repurchased at
    $230,641,317, collateralized by $337,199,455
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.50%
    to 5.50% due 04/01/18 to 04/01/36. The value of
    the collateral is $236,904,169.)

                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,005,562,000)                                                              1,005,562,000
                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES -  99.9%
  (Cost $13,045,571,775(a))                                                         13,045,571,775
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                                                    17,924,709
                                                                                   ---------------
NET ASSETS -  100.0%                                                               $13,063,496,484
                                                                                   ===============

-------------------

(a) Aggregate cost for federal income tax purposes.
(b) Security is a foreign domiciled issuer which is registered with the
    Securities and Exchange Commission.
(c) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30,
    2006, the Fund held 11.8% of its net assets, with a current market value of
    $1,538,525,904, in securities restricted as to resale.
(d) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e) Ratings reflect those of guarantor.
(f) Illiquid Security. As of April 30, 2006, the Fund held 4.0% of its net assets, with a current market value of $526,000,000 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
18

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    FEDFUND

APRIL 30, 2006 (UNAUDITED)

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 40.2%
Federal Farm Credit Bank Variable Rate Notes - 14.4%
               4.73%(b)                                         05/01/06             $105,000         $ 104,972,802
               4.76%(b)                                         05/01/06               95,000            94,992,040
               4.78%(b)                                         05/01/06              172,000           172,000,156
               4.80%(b)                                         05/01/06               40,000            40,000,106
               4.79%(b)                                         05/12/06               80,000            80,007,806

                                                                                                      -------------
                                                                                                        491,972,910
                                                                                                      -------------
Federal Home Loan Bank Bonds - 0.2%
               2.10%                                            10/13/06                7,415             7,338,338
                                                                                                      -------------
Federal Home Loan Bank Discount Notes - 0.0%
               4.71%                                            05/01/06                  414               414,000
                                                                                                      -------------
Federal Home Loan Bank Variable Rate Notes - 7.3%
               4.57%(b)(c)                                      05/02/06              100,000            99,986,132
               4.82%(b)(c)                                      05/22/06              150,000           149,972,590

                                                                                                      -------------
                                                                                                        249,958,722
                                                                                                      -------------
Federal Home Loan Mortgage Corp. Discount Notes - 3.8%
               4.23%                                            09/27/06               20,000            19,649,850
               4.48%                                            12/01/06               33,500            32,606,862
               4.50%                                            01/09/07               35,000            33,893,125
               4.58%                                            01/19/07               47,500            45,910,676

                                                                                                      -------------
                                                                                                        132,060,513
                                                                                                      -------------
Federal Home Loan Mortgage Corp. Variable Rate Notes - 4.4%
               4.78%(b)                                         06/19/06              150,000           149,908,151
                                                                                                      -------------
Federal National Mortgage Assoc. Discount Notes - 8.6%
               4.68%                                            06/01/06              125,000           124,495,712
               4.54%                                            05/01/06              100,000           100,000,000
               4.62%                                            08/01/06               50,000            49,409,667
               4.56%                                            10/02/06               20,000            19,609,866

                                                                                                      -------------
                                                                                                        293,515,245
                                                                                                      -------------
Federal National Mortgage Assoc. Variable Rate Notes - 1.5%
               4.72%(b)                                         05/08/06               50,000            49,986,863
                                                                                                      -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,375,154,742)                                                                               1,375,154,742
                                                                                                      -------------
REPURCHASE AGREEMENTS - 63.7%
Deutsche Bank Securities, Inc.
               4.79%                                            05/01/06              382,444           382,444,000
  (Agreement dated 04/28/06 to be repurchased at
    $382,596,659, collateralized by $678,003,172
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.40% to 7.50% due from 01/01/16
    to 04/01/36. The market value is $393,917,320.)
Deutsche Bank Securities, Inc.
               4.79%                                            05/01/06              200,000           200,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $200,079,833, collateralized by $354,563,373
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.40% to 7.50% due from 01/01/16
    to 04/01/36. The market value is $206,000,000.)
Goldman Sachs & Co.
               4.78%                                            05/05/06              400,000           400,000,000
  (Agreement dated 04/03/06 to be repurchased at
    $401,699,556, collateralized by $508,237,578
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 6.00% due from 09/01/18 to 12/01/35. The

                                                                           PAR
                                                               MATURITY           (000)                VALUE
    market value is $412,000,000.)                            ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.
               4.69%                                            05/09/06             $100,000         $ 100,000,000
  (Agreement dated 03/02/06 to be repurchased at
    $100,885,889, collateralized by $203,085,314
    Federal National Mortgage Assoc. Bonds 5.50%
    due from 04/01/21 to 02/01/33. The market
    value is $103,000,000.)
Merrill Lynch Government Securities, Inc.
               4.78%                                            05/03/06              100,000           100,000,000
  (Agreement dated 04/03/06 to be repurchased at
    $100,398,333, collateralized by $225,551,924
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Mortgage Notes 4.00% to 6.00% due from
    12/15/11 to 03/15/36. The market value is
$    103,001,789.)
Morgan Stanley & Co., Inc.
               4.76%                                            05/01/06              195,000           195,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $195,077,350, collateralized by $342,722,505
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Discount Notes and
    Variable Rate Mortgage Notes, and U.S.
    Treasury Notes and Strip Principals 0.00% to
    6.71% due from 05/31/06 to 04/01/43. The
    market value is $201,374,253.)
Morgan Stanley & Co., Inc.
               4.78%                                            05/01/06              300,000           300,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $300,119,500, collateralized by $527,265,393
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Discount Notes and
    Variable Rate Mortgage Notes and U.S.
    Treasury Notes and Strip Principals 0.00% to
    6.71% due from 05/31/06 to 04/01/43. The
    market value is $309,806,544.)
Morgan Stanley & Co., Inc.
               4.78%                                            05/05/06              200,000           200,000,000
  (Agreement dated 04/04/06 to be repurchased at
    $200,823,222, collateralized by $351,510,262
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Discount Notes and
    Variable Rate Mortgage Notes and U.S.
    Treasury Notes and Strip Principals 0.00% to
    6.71% due from 05/31/06 to 04/01/43. The
    market value is $206,537,696.)
UBS Securities LLC
               4.79%                                            05/10/06              300,000           300,000,000
  (Agreement dated 03/29/06 to be repurchased at
    $301,676,500, collateralized by $309,003,334
    Federal Home Loan Mortgage Corp. Strips
    0.00% due from 08/01/20 to 02/01/36. The
    market value is $309,003,334.)

                                                                                                      -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,177,444,000)
                                                                                                      2,177,444,000
                                                                                                      -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              FEDFUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                        VALUE
                                  -----------------
TOTAL INVESTMENTS IN SECURITIES -    103.9%
  (Cost $3,552,598,742(a))           $3,552,598,742
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (3.9)%                     (132,373,820)
                                     --------------
NET ASSETS -  100.0%                 $3,420,224,922
                                     ==============

-------------------

(a) Aggregate cost for federal income tax purposes.
(b) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) The rate shown is the effective yield on the discount notes at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                     T-FUND

APRIL 30, 2006 (UNAUDITED)

                                                                          PAR
                                                         MATURITY        (000)             VALUE
                                                        ----------   -------------   -----------------
REPURCHASE AGREEMENTS - 100.2%
Deutsche Bank Securities, Inc.
               4.72%                                      05/01/06      $1,000,000      $1,000,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $1,000,393,333, collateralized by $2,436,773,000
    U.S. Treasury Inflation Indexed Securities,
    Strips and Strip Principals 5.25% to 8.88% due
    07/15/14 to 08/15/29. The value of the collateral
    is $1,020,000,384.)
Greenwich Capital Markets, Inc.
               4.70%                                      05/01/06         100,000         100,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $100,039,167, collateralized by $190,448,451
    U.S. Treasury Strip Principals 3.50% to 11.75%
    due 05/15/06 to 02/15/31. The value of the
    collateral is $102,003,110.)
J.P. Morgan Securities, Inc.
               4.70%                                      05/01/06         700,000         700,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $700,274,167, collateralized by $734,613,000
    U.S. Treasury Notes 2.75% to 4.38% due
    07/31/06 to 05/15/15. The value of the collateral
    is $714,003,920.)
Lehman Brothers, Inc.
               4.63%                                      05/01/06         179,000         179,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $179,069,064, collateralized by $164,163,000
    U.S. Treasury Bonds and Notes 4.50% to 7.13%
    due 02/28/11 to 02/15/23. The value of the
    collateral is $182,582,353.)
Merrill Lynch Government Securities, Inc.
               4.69%                                      05/01/06         750,000         750,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $750,293,125, collateralized by $769,886,000
    U.S. Treasury Inflation Indexed Securities and
    Notes 1.88% to 4.50% due 05/31/07 to 07/15/13.
    The value of the collateral is $765,004,317.)
Morgan Stanley & Co., Inc.
               4.69%                                      05/01/06         598,752         598,752,000
  (Agreement dated 04/28/06 to be repurchased at
    $598,986,012, collateralized by $1,557,720,000
    U.S. Treasury Strip Principals 6.25% to 7.63%
    due 08/15/22 to 02/15/25. The value of the
    collateral is $610,727,105.)
UBS Securities LLC
               4.72%                                      05/01/06         700,000         700,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $700,275,333, collateralized by $697,001,000
    U.S. Treasury Inflation Indexed Securities and
    Notes 2.00% to 2.63% due 04/30/06 to 01/15/14.
    The value of the collateral is $714,002,144.)
UBS Securities LLC
               4.71%                                      05/31/06         300,000         300,000,000
  (Agreement dated 03/09/06 to be repurchased at
    $303,257,750, collateralized by $311,845,000
    U.S. Treasury Inflation Indexed Securities 1.88%
    due 07/15/15. The value of the collateral is
    $306,003,311.)

                                                                                        --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,327,752,000)                                                                  4,327,752,000
                                                                                        --------------

                                              VALUE
                                        -----------------
TOTAL INVESTMENTS IN SECURITIES -  100.2%
  (Cost $4,327,752,000(a))                 $4,327,752,000
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (0.2)%                             (8,280,004)
                                           --------------
NET ASSETS -  100.0%                       $4,319,471,996
                                           ==============

-------------------

(a) Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                               FEDERAL TRUST FUND

APRIL 30, 2006 (UNAUDITED)

                                      PAR
                       MATURITY      (000)          VALUE
                      ----------   ---------   ---------------
AGENCY OBLIGATIONS - 99.9%
Federal Farm Credit Bank Discount Notes - 5.8%
      4.67%             05/09/06      $5,800      $  5,793,981
      4.70%             05/09/06         300           299,687
      4.51%             12/20/06       2,000         1,941,620

                                                  ------------
                                                     8,035,288
                                                  ------------
Federal Farm Credit Bank Variable Rate Notes - 38.4%
      4.73%(b)          05/01/06      20,000        19,994,772
      4.75%(b)          05/01/06      10,000         9,998,476
      4.76%(b)          05/01/06       4,250         4,249,803
      4.78%(b)          05/01/06       5,000         5,000,009
      4.80%(b)          05/01/06      10,000        10,000,026
      4.83%(b)          05/19/06       4,000         3,999,955

                                                  ------------
                                                    53,243,041
                                                  ------------
Federal Home Loan Bank Bonds - 0.7%
      2.10%             10/13/06       1,000           989,661
                                                  ------------
Federal Home Loan Bank Discount Notes - 51.4%
      4.71%             05/01/06      14,622        14,622,000
      4.66%             05/03/06       7,000         6,998,188
      4.67%             05/05/06       1,200         1,199,377
      4.68%             05/05/06      16,223        16,214,564
      4.68%             05/08/06      20,000        19,981,800
      4.67%             05/09/06       3,000         2,996,887
      4.73%             05/09/06       3,106         3,102,735
      4.67%             05/10/06       3,200         3,196,264
      4.69%             05/10/06       1,850         1,847,831
      4.70%             05/10/06         350           349,589
      4.71%             05/10/06         800           799,058

                                                  ------------
                                                    71,308,293
                                                  ------------
Federal Home Loan Bank Variable Rate Notes - 3.6%
      4.82%(b)          05/22/06       5,000         4,999,087
                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $138,575,370)                              138,575,370
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES -  99.9%
  (Cost $138,575,370(a))                           138,575,370
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                   120,248
                                                  ------------
NET ASSETS -  100.0%                              $138,695,618
                                                  ============

-------------------

(a) Aggregate cost for federal income tax purposes.
(b) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TREASURY TRUST FUND

APRIL 30, 2006 (UNAUDITED)

                                  PAR
                  MATURITY       (000)          VALUE
                 ----------   ----------   --------------
U.S. TREASURY OBLIGATIONS - 99.8%
U.S. Treasury Bills - 57.3%
    4.39%          05/11/06      $55,000      $54,932,931
    4.44%          05/18/06       74,860       74,703,150
    4.46%          05/18/06       20,000       19,957,878
    4.49%          05/18/06       75,000       74,840,979
    4.52%          05/18/06       59,862       59,734,086
    4.45%          05/25/06      100,000       99,703,133
    4.48%          05/25/06        6,235        6,216,357
    4.50%          05/25/06       32,000       31,904,000
    4.51%          05/25/06           14           13,958
    4.55%          05/25/06      100,000       99,696,867
    4.55%          06/01/06       55,000       54,784,507
    4.52%          06/15/06      100,000       99,434,875

                                              -----------
                                              675,922,721
                                              -----------
U.S. Treasury Notes - 42.5%
    2.00%          05/15/06      240,000      239,760,204
    2.50%          05/31/06      225,668      225,270,339
    7.00%          07/15/06       36,000       36,179,236

                                              -----------
                                              501,209,779
                                              -----------

TOTAL INVESTMENTS IN SECURITIES -  99.8%
  (Cost $1,177,132,500(a))                  1,177,132,500
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                            2,915,275
                                            -------------
NET ASSETS -  100.0%                       $1,180,047,775
                                           ==============

-------------------

(a) Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    MUNIFUND

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.3%
Alabama - 4.6%
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (Lloyds Bank
    LOC) (VMIG-1)
    3.86%(b)(c)                                         05/08/06              $10,800           $10,800,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust , Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.76%(c)                                            05/01/06               96,885            96,885,000
  Jefferson County Sewer RB Series 1985 DN
    (A-1+, VMIG-1)
    3.82%(c)                                            05/08/06                3,150             3,150,000

                                                                                                -----------
                                                                                                110,835,000
                                                                                                -----------
Alaska - 0.1%
  Matanuska-Susitna Borough RB (Wachovia
    Merlots Trust Receipts) Series 2001A-114 DN
    (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    3.82%(b)(c)                                         05/08/06                3,135             3,135,000
                                                                                                -----------
Arizona - 0.2%
  Pima County IDRB (El Dorado Hospital Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                5,400             5,400,000
                                                                                                -----------
Arkansas - 0.6%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA
    Insurance) (A-1+)
    3.85%(c)                                            05/08/06               15,400            15,400,000
                                                                                                -----------
California - 6.0%
  Bay Area Toll Authority Toll Bridge RB Series
    2006MT-238 DN (Liquidity Facility, Depfa Bank
    PLC) (F-1+)
    3.93%(b)(c)                                         05/01/06               35,000            35,000,000
  California Department of Water Resource Power
    Supply RB Series 2002B-2 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    3.78%(c)                                            05/01/06                  150               150,000
  California State Department Water Reserve Power
    Supply RB Series 2005F-5 DN (Citibank LOC)
    (A-1+, VMIG-1)
    3.78%(c)                                            05/01/06               46,685            46,685,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.86%(b)(c)                                         05/08/06                3,735             3,735,000
  Golden State Tobacco Settlement Securitization
    RB Series 2006Z-4 DN (FSA Insurance) (F-1+)
    3.86%(b)(c)                                         05/08/06                4,960             4,960,000
  Golden State Tobacco Settlement Securitization
    RB Series 2006Z-5 DN (AMBAC Insurance)
    (F-1+)
    3.86%(b)(c)                                         05/08/06                2,400             2,400,000
  Los Angeles Unified School District GO (ABN
    AMRO Munitops Trust Receipts) Series 2005-36
    DN (Kredietbank LOC) (F-1+, AAA)
    3.54%(b)(c)                                         10/02/06               12,995            12,995,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-005 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    3.90%(b)(c)                                         05/08/06               13,500            13,500,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-006 DN (FGIC Insurance)
    (F-1+)
    3.90%(b)(c)                                         05/08/06              $ 7,305           $ 7,305,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    3.85%(b)(c)                                         05/08/06               19,755            19,755,000

                                                                                                -----------
                                                                                                146,485,000
                                                                                                -----------
Colorado - 4.6%
  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005
    DN (U.S. Bank N.A. LOC) (A-1+)
    3.85%(c)                                            05/08/06               11,355            11,355,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                               08/07/06               16,500            16,556,657
  Colorado Health Facilities Authority RB (Liberty
    Heights Retirement Project) Series 2005 PZ-82
    DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.88%(b)(c)                                         05/08/06               27,525            27,525,000
  Colorado Health Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PZ-89 DN (Merrill Lynch Guaranty) (A-1)
    3.88%(b)(c)                                         05/08/06               14,590            14,590,000
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    3.79%(c)                                            05/08/06                4,160             4,160,000
  Colorado Housing & Finance Authority RB
    (Multi-Family Housing Grant Project) Series
    2006A DN (Wells Fargo Bank N.A. LOC) (A-1+)
    3.81%(c)                                            05/08/06                2,000             2,000,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005-1B5 MB
    (SP-1, MIG-1)
    2.75%                                               07/05/06               10,000            10,000,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-46 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    3.88%(b)(c)                                         05/08/06                6,510             6,510,000
  Colorado Springs Utilities RB (Citibank Trust
    Receipts) Series 2005R ROC-II-457 DN (Citibank
    Liquidity Facility) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                7,465             7,465,000
  Denver Urban Renewal Authority Tax Increment
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN (Lloyds Bank SBPA)
    (A-1, AA-)
    3.89%(b)(c)                                         05/08/06                9,800             9,800,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    3.71%(c)                                            05/04/06                2,550             2,550,000

                                                                                                -----------
                                                                                                112,511,657
                                                                                                -----------
Connecticut - 0.5%
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U DN (A-1+, VMIG-1)
    3.50%(c)                                            05/08/06               11,715            11,715,000
                                                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware - 0.8%
  Delaware Economic Development Authority RB
    (St. Anne's Episcopal School Project) Series
    2001 DN (Wilmington Trust Co. LOC) (A-1)
    3.90%(c)                                            05/08/06              $ 2,000            $2,000,000
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    3.85%(c)                                            05/08/06               10,500            10,500,000
  New Castle County Student Housing Authority RB
    (University Courtyard Appartments Project)
    Series 2005 DN (Bank of New York LOC)
    (VMIG-1)
    3.83%(c)                                            05/08/06                5,000             5,000,000
  Sussex County IDRB (Rehoboth Mall Project)
    Series 2001A DN (M&T Bank Corp. LOC) (A-1)
    3.88%(c)                                            05/08/06                3,125             3,125,000

                                                                                                 ----------
                                                                                                 20,625,000
                                                                                                 ----------
District of Columbia - 0.2%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.85%(c)                                            05/08/06                3,640             3,640,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                2,275             2,275,000

                                                                                                 ----------
                                                                                                  5,915,000
                                                                                                 ----------
Florida - 1.9%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    3.82%(b)(c)                                         05/08/06                5,625             5,625,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank
    SBPA) (A-1+)
    3.84%(b)(c)                                         05/08/06                4,945             4,945,000
  Florida Juvenile Department RB (Wachovia Merlot
    Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.82%(b)(c)                                         05/08/06               11,200            11,200,000
  Jacksonville Excise Tax RB (Bear Stearns
    Municipal Trust Certificates) Series 2002A-9049
    DN (AMBAC Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    3.85%(b)(c)                                         05/08/06                8,760             8,760,000
  Leesburg Hospital RB (Villages Regional Hospital
    Project) Series 2006 DN (Radian Asset
    Assurance, Inc. Guaranty) (A-1+, VMIG-1)
    3.83%(c)                                            05/08/06               12,000            12,000,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    3.89%(b)(c)                                         05/08/06                2,595             2,595,000

                                                                                                 ----------
                                                                                                 45,125,000
                                                                                                 ----------
Georgia - 2.7%
  American Public Energy Agency RB (Nebraska
    Gas Supply Project) Series 2005A DN (Societe
    Generale LOC)
    3.80%(c)                                            05/08/06               25,800            25,800,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002
    DN (MBIA Insurance, J.P. Morgan Chase Bank
    SBPA) (A-1+)
    3.85%(c)                                            05/08/06              $ 2,415            $2,415,000
  Atlanta Water & Wastewater (Citibank Eagle Trust
    Receipts) RB Series 2005 DN (FSA Insurance,
    Citibank Liquidty Facility) (A-1+)
    3.84%(b)(c)                                         05/08/06                5,000             5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.80%(c)                                            05/08/06                2,940             2,940,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust
    Bank LOC) (Aa3)
    3.80%(c)                                            05/08/06                1,840             1,840,000
  Cobb County Development Authority RB (Boy
    Scouts of America Atlanta Project) Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    3.80%(c)                                            05/08/06                3,000             3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    3.80%(c)                                            05/08/06                2,900             2,900,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series
    1995 DN (Federal National Mortgage Assoc.
    Guaranty) (A-1+, VMIG-1)
    3.83%(c)                                            05/08/06                  400               400,000
  Forsyth County Development Authority RB
    (Pinecrest Academy, Inc. Project) Series 2000D
    DN (Suntrust Bank LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                1,000             1,000,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    3.80%(c)                                            05/08/06                1,900             1,900,000
  Fulton County Development Authority RB (Mount
    Vernon Presbyterian School Project) Series
    2005 DN (Branch Banking & Trust LOC)
    (VMIG-1)
    3.82%(c)                                            05/08/06                3,000             3,000,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.80%(c)                                            05/08/06                2,000             2,000,000
  Fulton County Residential Care Facilities RB
    (Canterbury Court Project) Series 2004C DN
    (HSH Nordbank LOC) (A-1+)
    3.80%(c)                                            05/08/06                4,000             4,000,000
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.88%(b)(c)                                         05/08/06                2,310             2,310,000
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    3.80%(c)                                            05/08/06                3,000             3,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project)
    Series 1998 DN (SunTrust Bank LOC) (A-1+)
    3.80%(c)                                            05/08/06                3,000             3,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    3.79%(c)                                              05/08/06              $ 1,900            $1,900,000

                                                                                                   ----------
                                                                                                   66,405,000
                                                                                                   ----------
Hawaii - 0.9%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    3.84%(b)(c)                                           05/08/06                3,600             3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9051 DN (FSA Insurance) (A-1)
    3.85%(b)(c)                                           05/08/06                9,990             9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project)
    Series 2004B DN (Radian Asset Assurance
    Guaranty, Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    3.90%(c)                                              05/08/06                7,500             7,500,000

                                                                                                   ----------
                                                                                                   21,090,000
                                                                                                   ----------
Illinois - 6.9%
  Boone, McHenry & Dekalb Counties GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-50 DN (MBIA Insurance Guaranty) (F-1+)
    3.88%(b)(c)                                           05/08/06                2,730             2,730,000
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                4,970             4,970,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    3.82%(c)                                              05/08/06                3,090             3,090,000
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    3.88%(b)(c)                                           05/08/06                2,045             2,045,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    3.85%(b)(c)                                           05/08/06                4,695             4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                2,000             2,000,000
  Chicago O'Hare International Airport RB
    (Wachovia Merlot Trust Receipts) Series
    2002A-25 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facitility) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                5,285             5,285,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    3.84%(b)(c)                                           05/08/06                5,345             5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FSA Insurance)
    (VMIG-1)
    3.82%(b)(c)                                           05/08/06                5,000             5,000,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    3.88%(b)(c)                                           05/08/06              $ 2,115            $2,115,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN
    (AMBAC Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                3,500             3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    3.85%(b)(c)                                           05/08/06               15,970            15,970,000
  Illinios Finance Authority RB (Landing at
    Plymouth Place Project) Series 2005C DN
    (LaSalle Bank LOC)
    3.80%(b)(c)                                           05/08/06                5,000             5,000,000
  Illinois Dedicated Tax RB (Macon Trust
    Certificates) Series 2002N DN (AMBAC
    Insurance) (A-1+)
    3.90%(b)(c)                                           05/08/06                2,935             2,935,000
  Illinois Development Finance Authority RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-80 DN (Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    3.88%(b)(c)                                           05/08/06               12,200            12,200,000
  Illinois Educational Facilities Authority RB (Macon
    Trust Certificates) Series 2005D DN (Bank of
    America N.A. SBPA) (A-1+)
    3.84%(b)(c)                                           05/04/06                2,780             2,780,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    3.87%(c)                                              05/08/06                1,800             1,800,000
  Illinois GO (Macon Trust Certificates) Series 2006L
    DN (Bank of America N.A. SBPA) (VMIG-1)
    3.84%(b)(c)                                           05/08/06                3,500             3,500,000
  Illinois GO (Wachovia Merlots Trust Reciepts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                2,490             2,490,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA
    Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.85%(b)(c)                                           05/08/06               14,865            14,865,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.82%(b)(c)                                           05/08/06               13,560            13,560,000
  Lake County First Preservation District GO
    (Citibank Trust Receipts) Series 2003R ROC-II
    DN (Citibank Liquidity Facility) (A-1+)
    3.84%(b)(c)                                           05/08/06                1,985             1,985,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005 PZ-52 DN
    (Merrill Lynch & Co. SBPA)
    3.88%(b)(c)                                           05/08/06                7,570             7,570,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005 PZ-84 DN
    (Merrill Lynch & Co. SBPA)
    3.88%(b)(c)                                          05/08/06              $ 1,025           $ 1,025,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series
    2005PZ-44 DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.88%(b)(c)                                          05/08/06                5,610             5,610,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    3.87%(b)(c)                                          05/08/06                5,140             5,140,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2006Z-1
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility)
    3.87%(b)(c)                                          05/08/06                3,110             3,110,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2006Z-8
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility)
    3.87%(b)(c)                                          05/08/06                6,240             6,240,000
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.82%(b)(c)                                          05/08/06                1,600             1,600,000
  Rockford Industrial Development Authority RB
    (Trinity Learning Center Project) Series 2003
    DN (Marshall & Isley LOC)
    3.85%(b)(c)                                          05/08/06                2,000             2,000,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                3,500             3,500,000
  Will County Community School District No. 365
    GO (Goldman Sachs Trust Receipts) Series
    2006Z TOCS-10 DN (FSA Insurance, Goldman
    Sachs Liquidity Facility)
    3.87%(b)(c)                                          05/08/06                2,065             2,065,000
  Will County Community Unit School District No.
    122 GO (New Lenox Project) Series 2005 PZ-48
    DN (FSA Insurance, Merrill Lynch Capital
    Services SBPA)
    3.88%(b)(c)                                          05/08/06                3,345             3,345,000
  Will County Community Unit School District No.
    365 GO Series 2005 DN (FSA Insurance, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.88%(b)(c)                                          05/08/06                7,695             7,695,000

                                                                                                 -----------
                                                                                                 166,760,000
                                                                                                 -----------
Indiana - 3.1%
  Indiana Development Finance Authority RB
    (Educational Facilities-Eiteljorg Museum
    Project) Series 2004 DN (Bank One N.A. LOC)
    (VMIG-1)
    3.83%(c)                                             05/03/06               16,500            16,500,000
  Indiana Health Facilities Financing Authority RB
    (Golden Years Homestead Project) Series 2004
    DN (Wells Fargo Bank LOC) (A-1+)
    3.81%(c)                                             05/08/06                1,100             1,100,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    3.85%(c)                                             05/08/06              $21,195           $21,195,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.85%(b)(c)                                          05/08/06               11,115            11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    3.83%(c)                                             05/08/06                2,520             2,520,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of
    New York SBPA) (A-1+)
    3.86%(b)(c)                                          05/08/06                4,000             4,000,000
  Indianapolis Public Improvment RB (Goldman
    Sachs P-Floats Trust Receipts) Series 2006
    PZ-7 DN (AMBAC Insurance, Goldman Sachs
    Liquidity Facilty)
    3.87%(b)(c)                                          05/08/06                4,000             4,000,000
  Jasper County Economic Development Authority
    RB (Oak Grove Project) Series 2006 DN (Fifth
    Third Bank LOC) (A-1+)
    3.85%(c)                                             05/08/06                4,800             4,800,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    3.82%(b)(c)                                          05/08/06                7,135             7,135,000
  Warren Township Vision 2005 School Building
    Corp. RB (Wachovia Merlots Trust Receipts)
    Series 2001A-52 DN (FGIC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    3.82%(b)(c)                                          05/08/06                3,300             3,300,000

                                                                                                 -----------
                                                                                                  75,665,000
                                                                                                 -----------
Iowa - 0.7%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Co. Guaranty) (A-1+)
    3.97%(c)                                             05/08/06                6,000             6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.87%(c)                                             05/08/06                1,600             1,600,000
  Urbandale IDRB (Aurora Business Park Assoc.
    Project) Series 1985 DN (Principal Life
    Insurance Co. Guaranty) (A-1+)
    3.94%(c)                                             05/08/06                9,200             9,200,000

                                                                                                 -----------
                                                                                                  16,800,000
                                                                                                 -----------
Kentucky - 2.2%
  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    3.82%(c)                                             05/08/06                4,600             4,600,000
  Kentucky Assoc. of Counties Advance Revenue
    COP Series 2005 TRAN (SP-1+)
    4.00%                                                06/30/06               20,000            20,039,989

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Kentucky Economic Development Finance
    Authority RB (Hospital Facilities Project) Series
    2001-509 DN (Merrill Lynch SBPA, National
    Australia Bank LOC) (A-1)
    3.89%(b)(c)                                           05/08/06              $28,000           $28,000,000

                                                                                                  -----------
                                                                                                   52,639,989
                                                                                                  -----------
Louisiana - 1.8%
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2003A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility) (A-1+)
    3.90%(c)                                              05/08/06               22,435            22,435,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2006A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility)
    (A-1+, Aaa)
    3.90%(c)                                              05/08/06               20,000            20,000,000
  Louisiana Public Facilities Authority RB (Tiger
    Athletic Foundation Project) Series 1999 DN
    (Regional Bank of Louisiana LOC)
    3.82%(c)                                              05/08/06                  300               300,000

                                                                                                  -----------
                                                                                                   42,735,000
                                                                                                  -----------
Maine - 0.2%
  Maine GO Series 2005 TAN (A-1+, MIG-1)
    4.00%                                                 06/30/06                4,000             4,008,323
                                                                                                  -----------
Maryland - 2.0%
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.85%(c)                                              05/08/06                6,505             6,505,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.85%(c)                                              05/08/06                3,330             3,330,000
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal
    Securities Trust Receipts) Series 2003 SGA-143
    DN (Societe Generale Liquidity Facility) (A-1+)
    3.85%(b)(c)                                           05/03/06                5,000             5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital
    Issue Project) Series 1999 DN (M&T Bank Corp.
    LOC) (A-1)
    3.75%(c)                                              05/08/06                4,150             4,150,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    3.75%(c)                                              05/08/06                5,480             5,480,000
  Maryland State Health & Higher Educational
    Facilities Authority RB (Adventist Healthcare
    Project) Series 2005A DN (LaSalle Bank LOC)
    (VMIG-1)
    3.79%(c)                                              05/08/06               10,000            10,000,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    3.75%(c)                                              05/08/06                8,715             8,715,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank
    Corp. LOC) (A-1)
    3.88%(c)                                              05/08/06              $ 3,865           $ 3,865,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.88%(c)                                              05/08/06                2,700             2,700,000

                                                                                                  -----------
                                                                                                   49,745,000
                                                                                                  -----------
Massachusetts - 7.1%
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                                 10/20/06                4,400             4,423,723
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                                 07/28/06               18,130            18,165,503
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                                 08/09/06                4,133             4,145,206
  Massachusetts Development Finance Agency
    Multi-Family Housing RB (Carleton Willard
    Village Project) Series 2000 DN (Fleet National
    Bank LOC) (A-1)
    3.80%(c)                                              05/08/06               16,435            16,435,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    1999R DN (A-1+, VMIG-1)
    3.61%(c)                                              05/01/06               33,600            33,600,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000BB DN (A-1+, VMIG-1)
    3.63%(c)                                              05/08/06               80,375            80,375,000
  Massachusetts State School Building Authority
    Dedicated Sales Tax RB (Putters Series 1052)
    Series 2005 DN (FSA Liquidity Facility) (A-1+)
    3.40%(b)(c)                                           05/08/06                8,850             8,850,000
  Medford GO Series 2006 BAN
    4.00%                                                 11/01/06                1,000             1,003,687
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                                 11/10/06                6,050             6,080,350

                                                                                                  -----------
                                                                                                  173,078,469
                                                                                                  -----------
Michigan - 5.0%
  Comstock Park Public Schools RB (Citigroup
    Trust Receipts) Series 2005 ROC-II-R DN
    (Citigroup Liquidity Facility) (VMIG-1)
    3.84%(b)(c)                                           05/08/06                1,330             1,330,000
  Detroit City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06               14,380            14,380,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                7,940             7,940,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    3.00%                                                 07/12/06               14,600            14,599,827
  Garden City Hospital Finance Authority RB
    (Garden City Hospital Project) Series 1996A DN
    (National City Bank N.A. LOC) (A-1+)
    3.82%(c)                                              05/08/06                2,670             2,670,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Jackson County Economic Development Limited
    Obligation RB (Vista Grande Villa Project) Series
    2001A DN (Lasalle National Bank LOC) (A-1)
    3.78%(c)                                              05/01/06              $ 5,200           $ 5,200,000
  Kalamazoo Education Authority RB (Friendship
    Village Project) Series 1997A DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    3.80%(c)                                              05/08/06                3,565             3,565,000
  Michigan GO Series 2005A MB (SP-1+, MIG-1)
    4.50%                                                 09/29/06               30,000            30,149,738
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    3.78%(c)                                              05/08/06               20,600            20,600,000
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    3.84%(b)(c)                                           05/08/06                8,910             8,910,000
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                                 08/18/06                9,100             9,128,503
  Michigan Municipal Bond Authority RB Series
    2005C MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.25%                                                 08/18/06                2,000             2,007,067
  Oxford Community School GO Series 1996 MB
    (AAA, Aaa)
    5.40%                                                 05/01/06                1,500             1,515,000

                                                                                                  -----------
                                                                                                  121,995,135
                                                                                                  -----------
Minnesota - 2.8%
  Midwest Consortium of Municipal Utilities RB
    Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
    3.81%(c)                                              05/08/06                3,000             3,000,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    3.81%(c)                                              05/08/06                3,720             3,720,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                4,990             4,990,000
  Minneapolis GO Series 2003 DN (Dexia Bank
    SBPA) (A-1+, VMIG-1)
    3.66%(c)                                              05/04/06                1,920             1,920,000
  Minneapolis RB (Convention Center Project)
    Series 2000 DN (Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    3.66%(c)                                              05/08/06                  295               295,000
  Minnesota Housing Finance Agency RB
    (Residential Housing Project) Series 2005D MB
    (SP-1+, MIG-1)
    2.90%                                                 05/18/06               21,000            20,995,005
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06               14,715            14,715,000
  Southern Minnesota Power Agency Power Supply
    Systems RB (Merrill Lynch P-Floats) Series
    2005 PZ-77 DN (MBIA Insurance) (F-1+)
    3.88%(b)(c)                                           05/08/06                3,305             3,305,000
  St. Cloud RB (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    3.71%(c)                                              05/08/06                  700               700,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Washington County Housing & Redevelopment
    Authority Multi-Family RB (Federal Home Loan
    Mortgage Corp. P-Float Trust Receipts) Series
    2005 MT-154 DN (Federal Home Loan Mortgage
    Corp. Guaranty) (A-1+)
    3.87%(b)(c)                                           05/08/06              $ 6,995           $ 6,995,000
  West St. Paul ISD Number 197 RB (CitiGroup Trust
    Receipts) Series 6506-ROC-R-II DN (Citibank
    SBPA) (A-1+)
    3.43%(b)(c)                                           06/01/06                7,155             7,155,000

                                                                                                  -----------
                                                                                                   67,790,005
                                                                                                  -----------
Mississippi - 2.8%
  Mississippi Development Bank Special Obligation
    Municipal Gas Authority RB (Natural Gas
    Authority Project) Series 2005 DN (Societe
    Generale Bank LOC)
    3.80%(c)                                              05/08/06               25,000            25,000,000
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    3.90%(c)                                              05/08/06                3,575             3,575,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    3.90%(c)                                              05/08/06                8,730             8,730,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    3.90%(c)                                              05/04/06               15,000            15,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH DN (AMBAC Insurance, Wachovia Bank
    SBPA) (Aaa, VMIG-1)
    2.83%(b)(c)                                           07/19/06               16,475            16,475,000

                                                                                                  -----------
                                                                                                   68,780,000
                                                                                                  -----------
Missouri - 2.1%
  Medical Center Educational Building Corp. RB
    (Adult Hospital Project) Series 2001 DN (A-1)
    3.79%(c)                                              05/08/06               10,000            10,000,000
  Missouri Board Public Buildings Special
    Obligation RB (Wachovia Merlots Trust
    Receipts) Series 2003A DN (Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                4,965             4,965,000
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    3.87%(c)                                              05/08/06               18,525            18,525,000
  Missouri Health & Educational Facilities Medical
    Research Facilities RB (Stowers Institute
    Project) Series 2000 DN (MBIA Insurance LOC)
    (A-1+, VMIG-1)
    3.82%(c)                                              05/08/06               18,000            18,000,000

                                                                                                  -----------
                                                                                                   51,490,000
                                                                                                  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State - 1.3%
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.93%(b)(c)                                          05/08/06              $10,800           $10,800,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe Generale SBPA)
    (A-1+)
    3.93%(b)(c)                                          05/08/06                3,965             3,965,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.93%(b)(c)                                          05/08/06                3,160             3,160,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-007 DN (Multiple LOCs)
    (AAA, F-1+)
    3.90%(b)(c)                                          05/08/06               13,260            13,260,000

                                                                                                 -----------
                                                                                                  31,185,000
                                                                                                 -----------
Nebraska - 0.9%
  American Public Energy Agency Gas Supply RB
    (National Public Gas Agency Project) Series
    2003A DN (Societe Generale SBPA)
    (A-1+, VMIG-1)
    3.85%(c)                                             05/08/06               14,700            14,700,000
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    3.84%(b)(c)                                          05/08/06                8,000             8,000,000

                                                                                                 -----------
                                                                                                  22,700,000
                                                                                                 -----------
Nevada - 1.2%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                                          09/11/06                4,995             4,995,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1+)
    3.85%(b)(c)                                          05/08/06               12,480            12,480,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Putters Project-745)
    Series 2006 DN (FGIC Insurance, J.P. Morgan
    Chase Bank Liquidity Facility) (A-1+)
    3.51%(b)(c)                                          05/08/06                4,785             4,785,000
  Reno Capital Improvement RB (Bear Stearns
    Trust Certificates) Series 2002A DN (FGIC
    Insurance, Bear Stearns LOC) (A-1)
    3.85%(b)(c)                                          05/08/06                7,600             7,600,000

                                                                                                 -----------
                                                                                                  29,860,000
                                                                                                 -----------
New Hampshire - 0.3%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire
    Medical Center Project) Series 2004B DN
    (Radian Asset Assurance Guaranty, Fleet Bank
    SBPA) (A-1+)
    3.86%(c)                                             05/08/06                7,000             7,000,000
                                                                                                 -----------
New Jersey - 2.5%
  Gloucester County Industrial Financing Authority
    PCRB (Exxon Mobil Corp. Project) Series 2003
    DN (Exxon Mobil Corp. Guaranty) (A-1+, VMIG-1)
    3.28%(c)                                             05/01/06                9,100             9,100,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  Hudson County Improvement Authority RB
    (Essential Purpose Pooled Government Project)
    Series 1986 DN (Bank of New York LOC)
    3.72%(c)                                             05/08/06              $ 3,050           $ 3,050,000
  Mercer County Improvement Authority RB
    (Atlantic Foundation Project) Series 1998 DN
    (Bank of America N.A. LOC) (A-1+)
    3.75%(c)                                             05/08/06                9,920             9,920,000
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.85%(b)(c)                                          05/08/06               13,100            13,100,000
  New Jersey Economic Development Authority RB
    (Landesbank Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series 2004 MT-035 DN
    (Assured Guaranty Corp. Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1)
    3.82%(b)(c)                                          05/08/06                2,200             2,200,000
  New Jersey Economic Development Authority RB
    (Lawrenceville School Project) Series 1996B DN
    (J.P. Morgan Chase Bank SBPA) (VMIG-1)
    3.25%(c)                                             05/01/06                9,825             9,825,000
  New Jersey Economic Development Authority RB
    (Stuart Country Day School Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    3.77%(c)                                             05/08/06                1,400             1,400,000
  New Jersey Educational Facilities Authority RB
    (Princeton University Project) Series 2003F DN
    (A-1+, VMIG-1)
    3.59%(c)                                             05/01/06               10,605            10,605,000
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    3.85%(b)(c)                                          05/08/06                2,455             2,455,000

                                                                                                 -----------
                                                                                                  61,655,000
                                                                                                 -----------
New Mexico - 0.6%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-42 DN (AMBAC Insurance) (F-1+)
    3.84%(c)                                             05/08/06               10,290            10,290,000
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance,
    Bank of America N.A. SBPA) (A-1+, VMIG-1)
    3.83%(c)                                             05/08/06                3,115             3,115,000

                                                                                                 -----------
                                                                                                  13,405,000
                                                                                                 -----------
New York - 2.6%
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    3.80%(c)                                             05/08/06               10,475            10,475,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.92%(b)(c)                                          05/08/06                4,455             4,455,000
  Metropolitan Transportation Authority RB Series
    2006 DN (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    3.50%                                                07/11/06               13,000            13,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City Transitional Finance Authority RB
    (Citibank Trust Receipts) Series 2005R
    ROC-II-465 DN (Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                         05/08/06              $    10            $   10,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    3.43%(b)(c)                                         06/01/06                3,680             3,680,000
  New York GO Series 2005E-3 DN (Bank of America
    LOC) (A-1+, VMIG-1)
    3.79%(c)                                            05/08/06                7,100             7,100,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PA-956 DN (Merrill Lynch Capital Services
    Liquidity Facility) (A-1+)
    3.85%(b)(c)                                         05/08/06                5,000             5,000,000
  TSASC, Inc. RB (Merrill Lynch P-Float Trust
    Receipts) Series 2006 PA-1355 DN (Merrill
    Lynch Guaranty, Merrill Lynch Capital Services
    SBPA) (AA-, F-1+)
    3.87%(c)                                            05/08/06               18,000            18,000,000
  Westchester Tobacco Asset Securitization Corp.
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2005-1338 DN (Merrill Lynch Capital
    Services) (F-1+)
    3.86%(b)(c)                                         05/08/06                1,525             1,525,000

                                                                                                 ----------
                                                                                                 63,245,000
                                                                                                 ----------
North Carolina - 3.6%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-52 DN (ABN AMRO Bank N.V. LOC)
    (VMIG-1)
    3.84%(b)(c)                                         05/08/06                5,995             5,995,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, P-1)
    2.88%                                               06/08/06               11,700            11,700,000
    3.03%                                               07/11/06                7,600             7,600,000
    3.21%                                               08/01/06                4,600             4,600,000
    3.25%                                               08/01/06                9,450             9,450,000
  Charlotte-Mecklenburg Hospital Authority RB
    (Carolina's Healthcare Project) Series 2005B
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    3.76%(c)                                            05/01/06                8,700             8,700,000
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.82%(c)                                            05/08/06                  315               315,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB (Country Day School
    Project) Series 2005 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                6,900             6,900,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                2,045             2,045,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    3.82%(b)(c)                                         05/08/06                6,300             6,300,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.90%(c)                                            05/08/06                5,910             5,910,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.90%(c)                                            05/08/06              $ 4,500            $4,500,000
  North Carolina Medical Care Community Hospital
    RB (Southeastern Regional Medical Center
    Project) Series 2005 DN (Branch Banking &
    Trust LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                2,640             2,640,000
  University of North Carolina RB (Eagle Trust
    Receipts) Series 2005A DN (Citibank Liquidity
    Facility) (A-1+)
    3.84%(b)(c)                                         05/08/06               10,000            10,000,000

                                                                                                 ----------
                                                                                                 86,655,000
                                                                                                 ----------
Ohio - 3.1%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    3.84%(b)(c)                                         05/08/06               17,730            17,730,000
  Clark County Multi-Family RB (Masonic Home
    Project) Series 1999 DN (AMBAC Insurance,
    KeyBank N.A. LOC) (VMIG-1)
    3.83%(c)                                            05/08/06                7,000             7,000,000
  East Liverpool City Hospital RB Series 2006 DN
    (Fifth Third Bank LOC) (A-1+)
    3.84%(c)                                            05/08/06                5,700             5,700,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    3.82%(b)(c)                                         05/08/06                2,600             2,600,000
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    3.82%(c)                                            05/08/06                  300               300,000
  Hamilton County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float PT-507) Series
    2001 DN (Merrill Lynch Guaranty) (A-1+)
    3.89%(b)(c)                                         05/08/06                8,780             8,780,000
  Jackson County RB (Hospital Facilities Project)
    Series 2005 DN (Radian Insurance, Fifth Third
    Bank N.A. LOC) (AA, F-1+)
    3.84%(c)                                            05/08/06                6,190             6,190,000
  Ohio University General Receipts RB Series 2005B
    DN (A-1+)
    3.68%(c)                                            05/08/06               16,000            16,000,000
  Toledo City Services Special Assesment Notes
    Series 2006 DN (State Street Bank & Trust Co.
    LOC) (MIG-1)
    3.81%(c)                                            05/08/06                1,200             1,200,000
  Tuscarawas County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float MT-103) Series
    2005 DN (Merrill Lynch Guaranty)
    3.87%(b)(c)                                         05/08/06                  960               960,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    3.82%(b)(c)                                         05/08/06                5,600             5,600,000
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    3.86%(c)                                            05/08/06                2,595             2,595,000

                                                                                                 ----------
                                                                                                 74,655,000
                                                                                                 ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Oklahoma - 0.1%
  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    3.90%(c)                                              05/08/06              $ 2,320           $ 2,320,000
                                                                                                  -----------
Oregon - 0.5%
  Forest Grove Student Housing RB (Oak Tree
    Foundation Project) Series 2006A DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.81%(c)                                              05/08/06                4,200             4,200,000
  Oregon State Department of Administrative
    Services COP (Putters Project Series 876)
    Series 2006 DN (FSA Insurance, JP Morgan
    Chase SBPA) (A-1+)
    3.51%(b)(c)                                           08/17/06                7,255             7,255,000

                                                                                                  -----------
                                                                                                   11,455,000
                                                                                                  -----------
Pennsylvania - 1.9%
  Delaware County IDRB (The Agnes Irwin School
    Project) Series 2003 DN (Citizens Bank LOC)
    (VMIG-1)
    3.80%(c)                                              05/08/06                  300               300,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of
    New York SBPA) (A-1+)
    3.84%(b)(c)                                           05/08/06                5,000             5,000,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    3.90%(c)                                              05/08/06                1,550             1,550,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.80%(c)                                              05/08/06               13,895            13,895,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2004 MT-042 DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                           05/08/06                7,100             7,100,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2005-2498 DN (Merrill Lynch Guaranty) (F-1+)
    3.90%(b)(c)                                           05/08/06                7,210             7,210,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Asset
    Assurance, Inc.) (A-1)
    3.40%(c)                                              02/01/07                9,610             9,610,000
  Upper Merion General Authority Lease RB Series
    2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
    3.83%(c)                                              05/08/06                2,400             2,400,000

                                                                                                  -----------
                                                                                                   47,065,000
                                                                                                  -----------
Puerto Rico - 0.2%
  Commonwealth of Puerto Rico Intrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                           11/15/06                3,845             3,845,000
                                                                                                  -----------
South Carolina - 4.1%
  Charleston Waterworks & Sewer Capital
    Improvement RB Series 2006B DN (Wachovia
    Bank N.A. SBPA) (A-1+)
    3.81%(c)                                              05/08/06                7,000             7,000,000
  Dorchester County GO Series 2005 BAN (SP-1)
    4.00%                                                 05/25/06               12,000            12,009,136

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
  Educational Facilities Authority Private Non-Profit
    Institutions of Higher Learning RB (Allen
    University Project) Series 2005A DN (National
    Bank of South Carolina LOC) (F-1)
    3.85%(c)                                              05/08/06              $ 4,000           $ 4,000,000
  Greenville County School District RB (UBS Muni
    Project) Series 2006-02 DN (Assured Guaranty
    Credit Support, Landesbank Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    3.87%(b)(c)                                           05/08/06               12,000            12,000,000
  Greenville County School District RB Series
    2005R-361 DN (Assured Guaranty, Citibank
    Liquidity Facility) (A-1+)
    3.85%(b)(c)                                           05/08/06               30,925            30,925,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    N.A. SBPA) (VMIG-1)
    3.85%(b)(c)                                           05/08/06               16,000            16,000,000
  South Carolina Jobs Economic Development
    Authority Hospital Facilities RB (Oconee
    Memorial Hospital Project) Series 2005A DN
    (Radian Asset Assurance, Inc.) (VMIG-1)
    3.86%(c)                                              05/08/06                8,000             8,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.84%(b)(c)                                           05/08/06               10,475            10,475,000

                                                                                                  -----------
                                                                                                  100,409,136
                                                                                                  -----------
Tennessee - 1.6%
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth
    Bank of Alabama LOC) (A-1)
    3.92%(c)                                              05/08/06               12,400            12,400,000
  Cleveland IDRB (YMCA Chattan Project) Series
    1999 DN (SunTrust Bank LOC)
    3.80%(c)                                              05/08/06                1,400             1,400,000
  Gallatin Industrial Development Board
    Educational Facilities RB (John Vianney School
    Project) Series 2002 DN (SunTrust Bank LOC)
    (VMIG-1)
    3.85%(c)                                              05/08/06                1,940             1,940,000
  Knoxville Waste Water System RB (Putters
    Project) Series 2006-1292 DN (MBIA Insurance)
    (A-1)
    3.87%(b)(c)                                           05/08/06                8,100             8,100,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    3.90%(c)                                              05/08/06                  300               300,000
  Metropolitan Government of Nashville & Davidson
    Counties Health & Education Board RB (Merril
    Lynch P-Float Trust Receipts) Series 2006
    PZ-99 DN (Merril Lynch Capital Services SBPA)
    (VMIG-1)
    3.22%(b)(c)                                           05/08/06                2,950             2,950,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB
    (Ascension Health Credit Project) Series
    2001B-2 DN (A-1+, VMIG-1)
    3.40%(c)                                              01/03/07                3,500             3,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    3.80%(c)                                            05/08/06              $ 3,000           $ 3,000,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project)
    Series 2003 DN (SunTrust Bank LOC)
    3.80%(c)                                            05/08/06                5,000             5,000,000
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    3.80%(c)                                            05/08/06                  600               600,000

                                                                                                -----------
                                                                                                 39,190,000
                                                                                                -----------
Texas - 7.4%
  ABN AMRO Munitops Certificates Trust GO Series
    2006-8 DN (PSF Guaranty, ABN AMRO Bank
    SBPA) (VMIG-1)
    3.85%(b)(c)                                         05/08/06               11,565            11,565,000
  Austin Convention Enterprises, Inc. RB (Citibank
    Trust Receipts) Series 2006R ROC-II-511CE DN
    (Citigroup Guaranty) (VMIG-1)
    3.86%(b)(c)                                         05/08/06                9,200             9,200,000
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                2,475             2,475,000
  Clear Creek ISD GO Series 2005-04 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                5,100             5,100,000
  Comal ISD GO Series 2005 DN (Bank of New York
    LOC) (A-1, VMIG-1)
    3.90%(b)(c)                                         05/08/06                2,260             2,260,000
  Cypress Fairbanks ISD GO (Wachovia Merlot Trust
    Receipts) Series 2004C-16 DN (PSF Guaranty)
    (VMIG-1)
    3.82%(b)(c)                                         05/08/06                4,500             4,500,000
  De Soto ISD RB (Citigroup Trust Receipts) Series
    2004R-2107-ROC-II DN (PSF Guaranty,
    Citigroup Global Markets Liquidity Facility)
    (A-1+)
    3.84%(b)(c)                                         05/08/06                6,110             6,110,000
  Eagle Mountain & Saginaw ISD GO (Municipal
    Securities Trust Receipts) Series 2003 SGA-141
    DN (PSF Guaranty, Societe Generale Liquidity
    Facility) (A-1+)
    3.85%(b)(c)                                         05/03/06                4,000             4,000,000
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029-ROC-II DN (FSA Insurance) (A-1+)
    3.84%(b)(c)                                         05/08/06                1,880             1,880,000
  Houston ISD Putters Trust Receipts GO Series
    2005 DN (PSF Guaranty) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                5,350             5,350,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance)
    (VMIG-1)
    3.84%(b)(c)                                         05/08/06                3,160             3,160,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    3.82%(b)(c)                                         05/08/06                2,000             2,000,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    3.35%(c)                                            08/15/06              $ 9,395           $ 9,395,000
  Municipal Securities Pool Trust Receipts GO
    Series 2005A-234 BAN (PSF Guaranty, Bear
    Stearns SBPA) (VMIG-1)
    3.92%(b)(c)                                         05/08/06                7,155             7,155,000
  Northside ISD GO (School Building Project) Series
    2005 DN (Depfa Bank SBPA) (A-1+, MIG-1)
    2.85%(c)                                            06/15/06               17,000            17,000,000
  Socorro ISD GO (Citigroup Trust Receipts) Series
    2005 ROC-II R-2222 DN (PSF Guaranty)
    3.84%(b)(c)                                         05/08/06                2,495             2,495,000
  Texas A&M University RB (Citibank Trust
    Receipts) Series 2003R-4005 ROC-II DN
    (Citibank Liquidity Facility, Texas Permanent
    School Funding) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                4,965             4,965,000
  Texas GO (Morgan Stanley Trust Receipts) Series
    2005-1147 DN (Morgan Stanley SBPA) (F-1+)
    3.84%(b)(c)                                         05/08/06                4,010             4,010,000
  Texas GO (Municipal Trust Receipts) Series 2005A
    SGB-58 DN (Societe Generale Liquidity Facility)
    (A-1+)
    3.84%(c)                                            05/08/06                5,900             5,900,000
  Texas GO Series 2005 TRAN (SP-1+, MIG-1)
    4.50%                                               08/31/06               23,900            23,993,841
  Texas Student Housing Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-3101 DN (Merrill Lynch Guaranty) (F-1+)
    3.89%(b)(c)                                         05/08/06                4,240             4,240,000
  Texas Tech University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    3.85%(b)(c)                                         05/08/06               13,630            13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    3.84%(b)(c)                                         05/08/06               11,890            11,890,000
  University of Texas Permanent University Fund RB
    (Morgan Stanley Trust Receipts) Series
    2005-1023 DN (Morgan Stanley Liquidity
    Facility) (F-1+)
    3.84%(b)(c)                                         05/08/06                4,850             4,850,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGB-55
    DN (Societe Generale SBPA) (A-1+)
    3.84%(b)(c)                                         05/08/06                6,690             6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                6,250             6,250,000

                                                                                                -----------
                                                                                                180,063,841
                                                                                                -----------
Utah - 0.1%
  Jordanelle Special Services District RB (Tuhaye
    Project) Series 2005 DN (Wells Fargo Bank N.A.
    LOC) (A-1+)
    3.81%(c)                                            05/08/06                2,600             2,600,000
                                                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Vermont - 1.0%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    3.86%(c)                                             05/08/06              $ 7,775            $7,775,000
  Vermont Educational & Health Buildings Finance
    Agency RB (Mount Ascutney Hospital Project)
    Series 2004A DN (BankNorth N.A. LOC)
    (VMIG-1)
    3.81%(c)                                             05/01/06                4,315             4,315,000
  Vermont Educational & Health Buildings
    Financing Agency RB (North Country Hospital
    Project) Series 2002A DN (TD BankNorth N.A.
    LOC) (VMIG-1)
    3.81%(c)                                             05/01/06                3,600             3,600,000
  Vermont Educational & Health Buildings
    Financing Agency RB (Rutland Medical Center
    Project) Series 2001A DN (National
    Westminster Bank LOC) (A-1)
    3.86%(c)                                             05/08/06                3,400             3,400,000
  Winooski Special Obligation Bonds Series 2006A
    DN (TD BankNorth N.A. LOC) (VMIG-1)
    3.75%(c)                                             05/08/06                4,700             4,700,000

                                                                                                  ----------
                                                                                                  23,790,000
                                                                                                  ----------
Virginia - 2.7%
  Alexandria IDRB (Goodwin House Project) Series
    2005 DN (Wachovia Bank N.A. LOC) (A-1)
    3.78%(c)                                             05/01/06               18,510            18,510,000
  Chesterfield County IDRB (Merrill Lynch P-Float
    Trust Receipts) Series 2004 PT-2133 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+, AA-)
    3.89%(b)(c)                                          05/08/06                9,750             9,750,000
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    3.89%(b)(c)                                          05/08/06               24,995            24,995,000
  Hampton Roads Regional Jail Authority Facilities
    RB (Citibank Trust Receipts) Series 2004
    ROC-RR-II-R-2156 DN (MBIA Insurance,
    Citibank Liquidity Facility) (VMIG-1)
    3.43%(b)(c)                                          06/01/06                4,960             4,960,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003E DN
    (A-1+, VMIG-1)
    3.72%(c)                                             05/01/06                  100               100,000
  Tobacco Settlement Financing Corp. RB (P-Float
    Trust Receipts) Series 2005 PA-1303 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                          05/08/06                2,000             2,000,000
  University of Virginia RB (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                2,675             2,675,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050-ROC-II DN (Citigroup Liquidity
    Facility) (A-1+)
    3.84%(b)(c)                                          05/08/06                1,970             1,970,000

                                                                                                  ----------
                                                                                                  64,960,000
                                                                                                  ----------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Washington - 1.9%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA
    Insurance) (VMIG-1)
    3.85%(b)(c)                                          05/08/06              $ 2,500            $2,500,000
  King County School District Bear Stearns
    Municipal Securities Trust Certificates RB
    (Highline Public Schools Project) Series 2002
    DN (FGIC Insurance) (A-1)
    3.85%(b)(c)                                          05/08/06               11,750            11,750,000
  Seattle GO (Bear Stearns Municipal Trust
    Receipts) Series 2003 SGA-142 DN (Societe
    Generale SBPA) (A-1+)
    3.85%(b)(c)                                          05/08/06                4,000             4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN
    (FSA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                7,390             7,390,000
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.84%(b)(c)                                          05/08/06                3,560             3,560,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    3.86%(b)(c)                                          05/08/06                5,170             5,170,000
  Washington State Health Care Facilities Authority
    RB (Seattle Cancer Care Projects) Series 2005
    DN (Key Bank N.A. LOC) (A-1)
    3.81%(c)                                             05/04/06                4,250             4,250,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.81%(c)                                             05/08/06                3,170             3,170,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.81%(c)                                             05/08/06                4,410             4,410,000

                                                                                                  ----------
                                                                                                  46,200,000
                                                                                                  ----------
West Virginia - 0.3%
  West Virginia Economic Development Authority
    RB (Juvenile Correctional Project) Series 2002A
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    3.85%(b)(c)                                          05/08/06                4,990             4,990,000
  West Virginia University RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PZ-56 DN (Merrill
    Lynch SBPA, MBIA Insurance)
    3.88%(b)(c)                                          05/08/06                2,215             2,215,000

                                                                                                  ----------
                                                                                                   7,205,000
                                                                                                  ----------
Wisconsin - 1.6%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    3.83%(c)                                             05/08/06                8,100             8,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                      PAR
                                                       MATURITY      (000)         VALUE
                                                      ----------   ---------  --------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Milwaukee Redevelopment Authority RB (Yankee
    Hill Apartments Project) Series 2005 DN (Wells
    Fargo Bank N.A. LOC) (A-1+)
    3.76%(c)                                            05/08/06      $1,700      $1,700,000
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.82%(b)(c)                                         05/08/06       5,280       5,280,000
  Wisconsin Health & Educational Facilities
    Authority RB (Edgewood College Project) Series
    1997 DN (Bank One N.A. LOC)
    3.87%(c)                                            05/08/06       5,840       5,840,000
  Wisconsin Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    3.83%(c)                                            05/08/06       2,420       2,420,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. John's Community Project)
    Series 2005 DN (Radian Asset Assurance, Inc.)
    (F-1)
    3.84%(c)                                            05/08/06       5,000       5,000,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley Bank
    LOC) (A-1)
    3.83%(c)                                            05/08/06      10,300      10,300,000

                                                                              --------------
                                                                                  38,640,000
                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES - 99.3%
  (Cost $2,414,231,555(a))                                                     2,414,231,555
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.7%                                                              17,741,857
                                                                              --------------
NET ASSETS -  100.0%                                                          $2,431,973,412
                                                                              ==============

-------------------

 (a) Aggregate cost for federal income tax purposes.
 (b) Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2006, the Fund held 43.3% of its net assets, with a current market value of $1,053,860,000, in securities restricted as to resale.
 (c) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    MUNICASH

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
Alabama - 1.0%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    3.95%(b)                                             05/08/06              $   940            $  940,000
  Columbia IDRB (Alabama Power Co. Project)
    Series 1998A AMT DN (The Southern Co.
    Guaranty) (A-1, VMIG-1)
    3.83%(b)                                             05/01/06                7,705             7,705,000
  Dothan GO Series 2005 MB (AMBAC Insurance)
    5.00%                                                09/01/06                  400               401,699
  Jefferson County Economic IDA RB (Conversion
    Technologies Project) Series 2006A AMT DN
    (First Commercial Bank LOC)
    3.90%(b)                                             05/08/06                1,370             1,370,000
  Tuscaloosa IDRB Series 2000A AMT DN
    (Southtrust Bank LOC)
    3.95%(b)                                             05/08/06                1,365             1,365,000
  Vestavia Hills GO Series 2004B DN (Wachovia
    Bank LOC) (VMIG-1)
    3.90%(b)                                             05/08/06                1,800             1,800,000

                                                                                                  ----------
                                                                                                  13,581,699
                                                                                                  ----------
Arizona - 1.3%
  Cochise County Solid Waste Disposal PCRB
    (Arizona Natural Utilities Co-op, Inc. Project)
    Series 1994 AMT DN (A-1, VMIG-1)
    3.40%(b)                                             09/01/06               10,000            10,000,000
  Phoenix IDA Multi-Family Housing RB (Merrill
    Lynch P-Floats Trust Receipts) Series
    2005-PT-2940 AMT DN (Merrill Lynch & Co.
    SBPA)
    3.93%(b)(c)                                          05/08/06                7,465             7,465,000

                                                                                                  ----------
                                                                                                  17,465,000
                                                                                                  ----------
California - 0.3%
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2003 PT-2001
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.86%(b)(c)                                          05/04/06                2,480             2,480,000
  Puttable Floating Tax Exempt Receipts Series
    2005 DN (FGIC, MBIA & FSA Insurance, Merrill
    Lynch SBPA) (F-1+)
    3.93%(b)(c)                                          05/08/06                  800               800,000

                                                                                                  ----------
                                                                                                   3,280,000
                                                                                                  ----------
Colorado - 1.3%
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/08/06                1,170             1,170,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005 AMT MB
    (Trinity Funding Guaranty) (SP-1+, MIG-1)
    2.80%                                                07/05/06               15,000            15,000,000
  Denver City & County Airport RB Series 1996B MB
    (MBIA Insurance) (AAA, Aaa)
    6.25%                                                11/15/06                1,300             1,320,365

                                                                                                  ----------
                                                                                                  17,490,365
                                                                                                  ----------
District of Columbia - 0.7%
  District of Columbia Enterprise Zone RB (NJA
    Hotel LLC Issue Project) Series 2004 AMT DN
    (Bank of Scotland LOC) (VMIG-1)
    3.90%(b)                                             05/08/06                5,000             5,000,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
District of Columbia (continued)
  District of Columbia Housing Finance Agency
    Multi-Family RB Series 2006-2005G AMT DN
    (Merrill Lynch Guaranty)
    3.93%(b)(c)                                          05/08/06              $ 2,125            $2,125,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    3.93%(b)(c)                                          05/04/06                2,435             2,435,000

                                                                                                  ----------
                                                                                                   9,560,000
                                                                                                  ----------
Florida - 5.0%
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    4.90%(b)                                             05/08/06                6,000             6,000,000
  Hillsborough County Utilities RB (Junior Lien
    Project) Series 2001 MB (AMBAC Insurance)
    5.00%                                                08/01/06                  500               502,262
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    4.10%(b)                                             05/08/06                1,940             1,940,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series
    2000 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.92%(b)                                             05/04/06                2,170             2,170,000
  Jacksonville Economic Development Commission
    Special Facility Airport RB (Holland Sheltair
    Project) Series 2005B AMT DN (Huntington
    Bank LOC)
    3.90%(b)                                             05/08/06                2,100             2,100,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    3.93%(b)                                             05/08/06                1,785             1,785,000
  Palm Beach School Board COP Series 2003A MB
    (AMBAC Insurance) (AAA, Aaa)
    2.00%                                                08/01/06                2,000             1,992,874
  Pinellas County Health Facilities Authority RB
    (Bay Care Health Project) Series 2003A-1 MB
    (MBIA Insured) (Aaa)
    5.00%                                                11/15/06                1,500             1,513,584
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    3.89%(b)(c)                                          05/08/06                8,115             8,115,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Funding Insurance, Rabobank SBPA)
    (VMIG-1)
    3.89%(b)(c)                                          05/08/06                5,150             5,150,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank
    SBPA) (VMIG-1)
    3.89%(b)(c)                                          05/04/06                2,725             2,725,000
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA) (VMIG-1)
    3.95%(b)                                             05/08/06                2,350             2,350,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    3.27%(b)                                             06/15/06               12,000            12,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    1984H-3 DN (National Rural Utilities LOC)
    (A-1, MIG-1)
    3.43%(b)                                            09/15/06              $10,325           $10,325,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    2003H-4 MB (National Rural Utilities Guaranty)
    (A-1)
    3.43%(b)                                            09/15/06                6,425             6,425,000
  Sunrise Utilities System RB Series 1996A MB
    (Kredietbank LOC) (AAA, Aaa)
    5.75%                                               10/01/06                  740               754,649

                                                                                                 ----------
                                                                                                 65,848,369
                                                                                                 ----------
Georgia - 2.2%
  Albany GO Series 2006 TAN
    3.35%                                               12/29/06                2,295             2,295,000
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    3.92%(b)                                            05/08/06                2,000             2,000,000
  Cobb County Housing Authority Multi-Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-1963 DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.93%(b)(c)                                         05/08/06               13,120            13,120,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    3.89%(b)                                            05/05/06                  900               900,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty)
    (F-1+)
    3.93%(b)(c)                                         05/04/06                3,450             3,450,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997A AMT DN (Wachovia
    Bank N.A. LOC)
    3.90%(b)                                            05/08/06                1,000             1,000,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997B DN (Wachovia Bank
    N.A. LOC)
    3.90%(b)                                            05/08/06                1,000             1,000,000
  Griffin-Spalding County IDRB (Woodland
    Industries Project) Series 2000 AMT DN
    (Wachovia Bank N.A. LOC) (A-1+)
    3.90%(b)                                            05/08/06                1,750             1,750,000
  Laurens County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997 AMT DN (Wachovia
    Bank N.A. LOC)
    3.90%(b)                                            05/08/06                1,000             1,000,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    3.90%(b)                                            05/08/06                3,100             3,100,000

                                                                                                -----------
                                                                                                 29,615,000
                                                                                                -----------
Illinois - 2.2%
  Chicago IDRB (Promise Candy Project) Series
    2001 AMT DN (Lasalle National Bank LOC)
    3.92%(b)                                            05/08/06                3,295             3,295,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank
    LOC) (A-1+)
    4.00%(b)                                            05/08/06                1,615             1,615,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Flora RB (Heritage Woods Project) Series 2001
    AMT DN (Federal Home Loan Bank Guaranty)
    (A-1+)
    3.94%(b)                                            05/08/06              $ 2,950           $ 2,950,000
  Harvard Multi-Family Housing RB (Northfield
    Court Project) Series 1999 AMT DN (Lasalle
    National Bank LOC) (A-1+)
    3.98%(b)                                            05/08/06                7,350             7,350,000
  Illinois Development Finance Authority IDRB
    (Alternative Behavior Treatment Project) Series
    2005 DN (J.P. Morgan Chase Bank LOC)
    3.90%(b)                                            05/08/06                1,500             1,500,000
  Illinois Development Finance Authority IDRB
    (Cano Packaging Corp. Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    3.92%(b)                                            05/08/06                2,150             2,150,000
  Illinois Development Finance Authority IDRB
    (Freedman Seating Co. Project) Series 2005
    AMT DN (Lasalle Bank N.A. LOC) (A-1)
    3.90%(b)                                            05/08/06                2,240             2,240,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    3.95%(b)                                            05/08/06                2,000             2,000,000
  Illinois Development Finance Authority IDRB
    (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    3.95%(b)                                            05/08/06                4,455             4,455,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    4.02%(b)                                            05/08/06                  425               425,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    3.92%(b)                                            05/08/06                1,700             1,700,000

                                                                                                -----------
                                                                                                 29,680,000
                                                                                                -----------
Indiana - 2.3%
  Anderson Economic Development RB (Printer
    Zink, Inc. Project) Series 2004A DN (U.S.
    Bancorp LOC) (A-1+)
    3.97%(b)                                            05/08/06                2,320             2,320,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing, Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    3.97%(b)                                            05/08/06                1,005             1,005,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    3.97%(b)                                            05/08/06                1,670             1,670,000
  Huntingburg Multi-Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    3.94%(b)                                            05/08/06                2,250             2,250,000
  Indiana Development Finance Authority IDRB
    (Republic Services, Inc. Project) Series 2005
    AMT DN (VMIG-2)
    4.15%(b)                                            05/01/06                5,300             5,300,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    4.10%(b)                                            05/08/06                  650               650,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              37

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    3.95%(b)                                             05/08/06              $   570            $  570,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    3.91%(b)                                             05/08/06                5,200             5,200,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp.
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.92%(b)                                             05/08/06                1,600             1,600,000
  Jeffersonville Economic Development Authority
    RB (Scansteel Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    4.02%(b)                                             05/08/06                  960               960,000
  Kendallville Economic Developmental Authority
    RB (Parts Finishing Group Project) Series 2006
    DN (Huntington National Bank LOC)
    4.15%(b)                                             05/08/06                3,000             3,000,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City
    Bank N.A. LOC)
    4.00%(b)                                             05/08/06                2,000             2,000,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000
    AMT DN (National City Bank N.A. LOC)
    4.02%(b)                                             05/08/06                  925               925,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development
    LLC Project) Series 2002 DN (National City
    Bank N.A. LOC)
    3.92%(b)                                             05/08/06                3,265             3,265,000

                                                                                                  ----------
                                                                                                  30,715,000
                                                                                                  ----------
Iowa - 1.1%
  Cedar Rapids Community School District Tax
    Anticipation Warrants Series 2005 MB
    3.75%                                                06/30/06                4,500             4,506,831
  Clear Lake Development RB (Joe Corbis Pizza
    Project) Series 2006 AMT DN (M&T Bank LOC)
    3.95%(b)(c)                                          05/08/06                2,000             2,000,000
  Dallas County IDRB (Sioux City Brick Project)
    Series 2000A AMT DN (First Bank Systems LOC)
    3.95%(b)                                             05/08/06                1,000             1,000,000
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Co. Guaranty) (A-1+)
    3.97%(b)                                             05/08/06                2,000             2,000,000
  Urbandale IDRB (Meredith Drive Assoc. Project)
    Series 1985 DN (Wells Fargo Bank M.N. LOC)
    3.94%(b)                                             05/08/06                4,500             4,500,000
  West Burlington IDRB (Borghi Oilhydraulic
    Project) Series 2001A AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/08/06                  220               220,000

                                                                                                  ----------
                                                                                                  14,226,831
                                                                                                  ----------
Kansas - 1.0%
  Kansas Development Finance Authority
    Multi-Family RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2947 AMT DN (Merrill
    Lynch & Co. SBPA, MBIA Insurance) (AAA, F1+)
    3.93%(b)(c)                                          05/08/06                7,055             7,055,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kansas (continued)
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005C DN
    (Federal Home Loan Bank Guaranty)
    3.90%(b)                                             05/08/06              $ 2,250            $2,250,000
  Lansing Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005-2508 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06                4,270             4,270,000

                                                                                                  ----------
                                                                                                  13,575,000
                                                                                                  ----------
Kentucky - 2.5%
  Boyd County Sewer & Solid Waste RB (Air
    Products & Chemicals Project) Series 2003 AMT
    DN (A-1)
    3.88%(b)                                             05/03/06                1,275             1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.98%(b)                                             05/08/06                1,010             1,010,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    3.68%(b)                                             05/15/06                5,300             5,300,000
  Clark County PCRB (Kentucky Power National
    Rural Project) Series 1984J-1 DN (A-1, P-1)
    3.68%(b)                                             10/16/06                5,305             5,305,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    4.03%(b)                                             05/08/06                1,925             1,925,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    3.98%(b)                                             05/08/06                1,205             1,205,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    3.95%(b)(c)                                          05/08/06                  586               586,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    3.95%(b)                                             05/08/06                1,740             1,740,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    3.93%(b)                                             05/04/06                3,000             3,000,000
  Kentucky Economic Development Finance
    Authority Solid Waste Disposal RB (Republic
    Services, Inc. Project) Series 2005 AMT DN
    4.08%(b)                                             05/08/06               10,100            10,100,000
  Pulaski County Solid Waste Disposal RB (National
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT DN (National Rural Utilities
    Guaranty) (MIG-1)
    3.42%(b)                                             08/15/06                1,750             1,750,000

                                                                                                  ----------
                                                                                                  33,196,000
                                                                                                  ----------
Louisiana - 1.2%
  Donaldsonville IDRB (John Folse & Co., Inc.
    Project) Series 2003 DN (Amsouth Bank LOC)
    3.90%(b)                                             05/08/06                2,150             2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo
    Bank Nederland LOC)
    4.10%(b)                                             05/08/06                2,850             2,850,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Louisiana Housing Finance Agency RB (Housing
    Restoration Project) Series 2002A AMT DN
    (Regions Bank LOC)
    3.95%(b)                                             05/08/06               $2,050            $2,050,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Northwestern State University Student
    Housing Project) Series 2004A DN (Regions
    Bank LOC) (A-1)
    3.88%(b)                                             05/08/06                3,000             3,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Ouachita Christian School, Inc. Project)
    Series 2002 DN (Bank One N.A. LOC)
    4.05%(b)                                             05/08/06                1,430             1,430,000
  Lousiana State GO Series 1993 MB (MBIA
    Insurance) (AAA, Aaa)
    5.50%                                                08/01/06                1,180             1,186,576
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    3.90%(b)                                             05/08/06                2,630             2,630,000

                                                                                                  ----------
                                                                                                  15,296,576
                                                                                                  ----------
Maine - 0.2%
  Maine Finance Authority RB (Brunswick
    Publishing Project) Series 2005 AMT DN
    (Suntrust Bank LOC)
    3.90%(b)                                             05/08/06                2,000             2,000,000
                                                                                                  ----------
Maryland - 3.1%
  Maryland Community Development Adminis-
    tration Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (M&T Bank Corp. LOC)
    3.87%(b)                                             05/08/06                3,230             3,230,000
  Maryland Department of Housing & Community
    Development RB (Residential Housing Project)
    Series 2006D MB (MIG-1)
    3.40%                                                03/07/07                6,000             6,000,000
  Maryland Economic Development Corp. RB
    (Canusa Hershman Project) Series 2005A AMT
    DN (M&T Bank Corp. LOC)
    3.87%(b)                                             05/08/06                2,345             2,345,000
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    3.95%(b)                                             05/01/06                1,065             1,065,000
  Maryland Economic Development Corp. RB (John
    Schmitz Project) Series 2000E AMT DN (M&T
    Bank Corp. LOC) (A-1+)
    3.85%(b)                                             05/08/06                1,985             1,985,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    3.95%(b)                                             05/08/06                2,770             2,770,000
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    3.95%(b)                                             05/08/06                5,770             5,770,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    3.95%(b)                                             05/08/06                2,300             2,300,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Montgomery County Housing Opportunity
    Community Single Family Mortgage RB Series
    2005 DN (Trinity Insurance, Merrill Lynch SBPA)
    (A-1, A-)
    3.89%(b)(c)                                          05/08/06               $2,630            $2,630,000
  Montgomery County Housing Opportunity RB
    (P-Float Trust Receipts) Series 2006 PT-216
    AMT DN (Danske Bank Guaranty) (A-1+)
    3.90%(b)(c)                                          05/08/06                5,995             5,995,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    3.50%(b)                                             05/30/06                3,000             3,000,000
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    3.95%(b)                                             05/05/06                2,295             2,295,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT
    DN (Bank One N.A. LOC) (VMIG-1)
    3.95%(b)                                             05/08/06                1,300             1,300,000

                                                                                                  ----------
                                                                                                  40,685,000
                                                                                                  ----------
Massachusetts - 1.6%
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                                10/20/06                3,500             3,518,870
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                                08/09/06                2,880             2,888,506
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2004GG-1 DN (A-1+, VMIG-1)
    3.63%(b)                                             05/08/06                3,000             3,000,000
  Massachusetts State Development Finance
    Authority RB (Chelsea Homes Project) Series
    2004A-1 MB (Bank of America LOC) (AAA)
    2.90%                                                12/15/06                1,525             1,519,387
  Peabody GO Series 2006 BAN (MIG-1)
    4.00%                                                09/26/06                5,000             5,015,156
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                                11/10/06                5,000             5,025,083

                                                                                                  ----------
                                                                                                  20,967,002
                                                                                                  ----------
Michigan - 6.4%
  Cedar Springs Public School District GO Series
    2005 BAN
    3.40%                                                08/22/06                1,400             1,401,602
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.87%(b)(c)                                          05/08/06                2,500             2,500,000
  Detroit Economic Development Corp. RB (E.H.
    Assoc. Ltd. Project) Series 2002 DN (First
    Federal of Michigan)
    3.86%(b)                                             05/08/06                1,210             1,210,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    3.00%                                                07/12/06                4,100             4,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              39

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Detroit Water Supply System Reserve RB
    (P-Floats Trust Receipts) Series 2005-783 DN
    (FGIC Insurance, J.P. Morgan Liquidity Facility)
    (A-1+)
    3.51%(b)(c)                                          08/17/06              $10,690           $10,690,000
  Grand Valley Michigan State University RB Series
    2005 DN (XLCA Insurance) (A-1+)
    3.80%(b)                                             05/08/06                1,000             1,000,000
  Hartland School District GO Series 2005 BAN
    3.50%                                                08/24/06                6,805             6,813,297
  Lakeville Community School District GO Series
    2005 BAN
    3.40%                                                06/30/06                2,000             2,001,756
  Michigan Building Authority RB (Facilities
    Program) Series 1996I MB (AMBAC Insurance)
    (AAA, Aaa)
    6.00%                                                10/01/06                1,000             1,011,223
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                                08/18/06                5,900             5,918,480
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    3.95%(b)                                             05/08/06                3,200             3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT
    DN (National City Bank N.A. LOC)
    4.02%(b)                                             05/08/06                1,000             1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06                1,925             1,925,000
  Michigan Strategic Fund Limited Obligation RB
    (Eureka Welding Alloys Project) Series 2000 DN
    (Comerica Bank N.A. LOC)
    3.93%(b)                                             05/08/06                2,130             2,130,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    4.10%(b)                                             05/08/06                1,635             1,635,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06                3,600             3,600,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000
    AMT DN (Huntington Bank LOC)
    4.10%(b)                                             05/08/06                1,000             1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Kay Screen Printing, Inc. Project) Series 2000
    AMT DN (Bank One N.A. LOC)
    3.95%(b)                                             05/08/06                3,100             3,100,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    4.10%(b)                                             05/08/06                2,275             2,275,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    4.10%(b)                                             05/08/06                  390               390,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06                2,445             2,445,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06              $ 2,310           $ 2,310,000
  Oakland County Economic Development Corp. RB
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    3.96%(b)                                             05/08/06                6,135             6,135,000
  Oakland County Educational Limited Obligation
    RB Series 2000 AMT DN (Bank One N.A. LOC)
    3.92%(b)                                             05/08/06                4,400             4,400,000
  Pinconning Area Schools GO Series 2005 BAN
    3.25%                                                08/18/06                2,150             2,151,558
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    3.96%(b)                                             05/08/06               10,600            10,600,000

                                                                                                 -----------
                                                                                                  84,942,916
                                                                                                 -----------
Minnesota - 0.2%
  Becker IDRB (Plymouth Foam Project) Series
    2004 AMT DN (Amsouth Bancorp. LOC)
    4.00%(b)                                             05/08/06                2,500             2,500,000
                                                                                                 -----------
Missouri - 0.7%
  Bridgeton IDRB (Gold Dust LLC Project) Series
    2000A AMT DN (Commerce Bank N.A. LOC)
    4.00%(b)                                             05/08/06                1,125             1,125,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    3.95%(b)                                             05/08/06                1,920             1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    3.97%(b)                                             05/08/06                3,355             3,355,000
  St. Louis IDRB Series 2005A DN (Marshall & Ilsley
    Bank LOC)
    3.95%(b)                                             05/08/06                3,480             3,480,000

                                                                                                 -----------
                                                                                                   9,880,000
                                                                                                 -----------
Montana - 0.1%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.87%(b)(c)                                          05/08/06                1,910             1,910,000
                                                                                                 -----------
Multi-State - 11.3%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2029 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06               27,375            27,375,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2121 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/04/06               20,160            20,160,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrilly Lynch & Co. Guaranty) (A-1, VMIG-1)
    3.88%(b)(c)                                          05/08/06                2,500             2,500,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2004-11 AMT DN (Bayeriche, FSA Insurance,
    Trinity Guaranty) (VMIG-1)
    3.93%(b)(c)                                          05/08/06               34,065            34,065,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-31 AMT DN (AMBAC, FSA Insurance, State
    Street Bank SBPA)
    3.95%(b)(c)                                            05/08/06              $13,115           $13,115,000
  Federal Home Loan Mortgage Corp. Variable Rate
    Demand Certificates RB (Multi-Family Housing
    Project) Series 2005A-M005 DN (Federal Home
    Loan Mortgage Corp. Guaranty)
    3.33%(b)                                               05/01/06               22,949            22,948,537
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.93%(b)(c)                                            05/08/06                5,455             5,455,000
  MuniMae Tax Exempt Board Subsidiary LLC RB
    (P-Float Trust Receipts) Series 2005 PT-2691
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                            05/08/06               22,660            22,660,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.93%(b)(c)                                            05/08/06                1,760             1,760,000

                                                                                                   -----------
                                                                                                   150,038,537
                                                                                                   -----------
Nevada - 0.4%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                                            09/11/06                4,000             4,000,000
  Las Vegas Valley Water District GO Series 2005A
    MB (FGIC Insurance) (AAA, Aaa)
    4.00%                                                  06/01/06                1,000             1,000,696

                                                                                                   -----------
                                                                                                     5,000,696
                                                                                                   -----------
New Hampshire - 0.2%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A.
    LOC) (VMIG-1)
    3.93%(b)                                               05/08/06                1,115             1,115,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (JMT Properties LLC
    Project) Series 2002 AMT DN (M&T Bank LOC)
    3.89%(b)                                               05/08/06                1,965             1,965,000

                                                                                                   -----------
                                                                                                     3,080,000
                                                                                                   -----------
New Jersey - 2.3%
  Middle Township GO Series 2005 BAN
    4.00%                                                  07/21/06                6,190             6,205,632
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.85%(b)(c)                                            05/08/06                  630               630,000
  Sussex County GO Series 2005 BAN
    4.00%                                                  06/23/06                8,599             8,610,763
  University Medicine & Dentistry RB Series 2002B
    DN (AMBAC Insurance, University Credit
    Support, Fleet National Bank SBPA) (VMIG-1)
    3.80%(b)                                               05/08/06               15,360            15,360,000

                                                                                                   -----------
                                                                                                    30,806,395
                                                                                                   -----------

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York - 2.3%
  Dormitory Authority RB (Glen Eddy, Inc. Project)
    Series 2000 DN (Fleet National Bank LOC) (A-1)
    3.80%(b)                                               05/08/06              $11,800           $11,800,000
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    3.93%(b)                                               05/08/06                1,175             1,175,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.92%(b)(c)                                            05/08/06                4,310             4,310,000
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co.
    Guaranty)
    3.93%(b)(c)                                            05/08/06                3,180             3,180,000
  Riverhead IDA RB Series 2006F AMT DN
    (Goldman Sach SBPA)
    3.90%(b)(c)                                            05/08/06                7,000             7,000,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    3.93%(b)                                               05/08/06                1,375             1,375,000
  Yates County IDRB (Coach & Equipment
    Manufacturing Corp. Project) Series 2000A AMT
    DN (M&T Bank N.A. LOC)
    3.82%(b)                                               05/08/06                1,810             1,810,000

                                                                                                   -----------
                                                                                                    30,650,000
                                                                                                   -----------
North Carolina - 4.2%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    3.95%(b)                                               05/08/06                1,820             1,820,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, P-1)
    3.03%                                                  07/11/06                6,500             6,500,000
    3.21%                                                  08/01/06                4,600             4,600,000
    3.25%                                                  08/01/06                9,450             9,450,000
    3.32%                                                  08/01/06               13,300            13,300,000
    3.68%                                                  08/01/06                3,650             3,650,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT
    DN (Branch Banking & Trust Co. LOC)
    (Aa3, VMIG-1)
    3.92%(b)                                               05/08/06                1,360             1,360,000
  North Carolina Housing Finance Agency RB
    Series 2005B-22 AMT MB (Societe Generale
    GIC) (A-1+, MIG-1)
    3.20%(b)                                               11/01/06                4,000             4,000,000
  North Carolina Ports Authority Exempt Facilities
    RB (Wilmington Bulk LLC Project) Series 2001A
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.92%(b)                                               05/08/06                1,310             1,310,000
  Raleigh Durham Airport Authority Airport RB
    (P-Floats Trust Reciepts) Series 2005-100 AMT
    DN (AMBAC Insurance, Landesbank Hessen
    Liquidity Facility) (VMIG-1)
    3.88%(b)(c)                                            05/08/06                2,145             2,145,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              41

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Richmond County Industrial Facilities PCRB
    (Ritz-Craft Corp., Inc.) Series 2005 DN
    (Mercantile Safe Deposit & Trust Co. LOC)
    (A-1+, VMIG-1)
    3.85%(b)                                           05/08/06               $1,600            $1,600,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.92%(b)                                           05/08/06                1,950             1,950,000
  Sampson County Industrial Facilities PCRB
    (Dubose Strapping, Inc. Project) Series 2003
    AMT DN (Wachovia Bank N.A. LOC)
    3.95%(b)                                           05/08/06                2,640             2,640,000
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi-Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.90%(b)                                           05/08/06                  700               700,000

                                                                                                ----------
                                                                                                55,025,000
                                                                                                ----------
North Dakota - 0.7%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT DN (National Rural Utilities LOC)
    (A-1, P-1)
    2.90%(b)                                           05/08/06                5,300             5,300,000
  Mercer County Solid Waste Disposal RB (Rural
    Utilities Untied Power Project) Series 1995A
    AMT MB (A-1)
    3.40%(b)                                           09/01/06                2,200             2,200,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.87%(b)(c)                                        05/08/06                2,080             2,080,000

                                                                                                ----------
                                                                                                 9,580,000
                                                                                                ----------
Ohio - 7.3%
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2005-2002 BAN
    3.35%                                              11/02/06                2,000             2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005B RAN
    3.35%                                              11/16/06                2,000             2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005 BAN
    3.35%                                              11/16/06                  830               830,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2005 BAN
    3.20%                                              10/05/06                  600               600,000
  Ashtabula County IDRB (Brighton Manor, Inc.
    Project) Series 1986 AMT DN (KeyBank N.A.
    LOC)
    3.93%(b)                                           05/08/06                2,500             2,500,000
  Berea GO Series 2005 BAN (National City Bank
    N.A. LOC)
    3.60%                                              12/20/06                1,925             1,927,372
  Butler County GO (Metroparks Lodge Project)
    Series 2005 BAN (MIG-1)
    4.00%                                              06/08/06                1,370             1,371,596
  Champaign County IDRB (Allied Signal, Inc.
    Project) Series 1998 DN (A-1)
    4.10%(b)                                           05/08/06                1,000             1,000,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000
    DN (Huntington National Bank LOC) (VMIG-1)
    4.00%(b)                                           05/08/06                1,230             1,230,000

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Cuyahoga County Multi-Family RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2006-PT3391
    AMT DN (Merrill Lynch SBPA; IXIS Insurance)
    3.93%(b)(c)                                        05/08/06               $7,345            $7,345,000
  Darke County GO (Real Estate Improvement
    Project) Series 2005 BAN
    4.00%                                              10/11/06                2,200             2,208,571
  Defiance County GO Series 2005 MB
    4.00%                                              07/27/06                1,700             1,704,530
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    4.00%(b)                                           05/08/06                  115               115,000
  Delaware County IDRB (Air Waves, Inc. Project)
    Series 1995 DN (KeyBank N.A. LOC)
    3.93%(b)                                           05/08/06                  380               380,000
  Franklin County Economic Development RB
    (Dominican Sisters Project) Series 1994 DN
    (Fifth Third Bank N.A. LOC)
    3.86%(b)                                           05/04/06                  995               995,000
  Franklin County Healthcare Facilities RB
    (Heritage Day Health Centers Project) Series
    2002 DN (Huntington National Bank LOC)
    3.90%(b)                                           05/08/06                  770               770,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    3.82%(b)(c)                                        05/08/06                1,500             1,500,000
  Gahanna GO Series 2005 BAN (MIG-1)
    4.00%                                              10/05/06                  850               853,549
  Huber Heights GO (Brandt Oike Village Project)
    Series 2006C BAN
    4.00%                                              11/15/06                1,190             1,193,251
  Huber Heights GO Series 2006B BAN
    4.00%                                              11/15/06                1,057             1,059,887
  Jackson County RB (Hospital Facilities Project)
    Series 2005 DN (Radian Insurance, Fifth Third
    Bank N.A. LOC) (AA, F-1+)
    3.84%(b)                                           05/08/06                7,000             7,000,000
  Lucas County Economic Development RB
    (Maumee Valley Country Day School Project)
    Series 1998 AMT DN (MidAmerican National
    Bank & Trust Co. LOC)
    4.78%(b)                                           05/08/06                1,425             1,425,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    4.78%(b)                                           05/08/06                1,020             1,020,000
  Mahoning County IDRB (Serra Land Project)
    Series 1997 AMT DN (KeyBank N.A. LOC)
    3.93%(b)                                           05/08/06                1,120             1,120,000
  North Canton GO Series 2005 BAN
    4.00%                                              05/08/06                  548               549,516
  North Olmstead GO (Capital Improvement Project)
    Series 2005 MB
    3.03%                                              05/03/06                1,750             1,750,023
  North Olmsted GO (Clague Road Improvement
    Project) Series 2006 BAN
    3.80%                                              05/03/06                  500               500,014
  Ohio Higher Educational Facility Community RB
    Series 1999 DN (Fifth Third Bank N.A. LOC)
    3.87%(b)                                           05/08/06                  185               185,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Ohio Higher Educational Facility RB (Cedarville
    University Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.86%(b)                                             05/08/06              $   965            $  965,000
  Ohio Highway Capital Improvement GO Series
    2004H MB (AAA, Aa1)
    2.00%                                                05/01/06                2,150             2,150,000
  Ohio Housing Finance Agency Mortgage RB
    (Merlots Project) Series 2005A-10 AMT DN
    (Wachovia Bank SBPA)
    2.80%(b)(c)                                          05/08/06                7,530             7,530,000
  Ohio State Major New State Infrastructure RB
    Series 2004-1 MB (AA, Aaa3)
    5.00%                                                06/15/06                1,000             1,002,202
  Ohio State Solid Waste RB (Republic Services, Inc.
    Project) Series 2005 AMT DN (A-2)
    4.08%(b)                                             05/08/06                8,000             8,000,000
  Parma Heights GO (Street Improvement Project)
    Series 2005 BAN
    3.25%                                                09/22/06                1,126             1,127,075
  Pepper Pike City GO Series 2005 BAN
    3.00%                                                06/22/06                1,000             1,000,277
  Richland Correctional Facilities GO Series 2006
    BAN
    4.25%                                                02/27/07                2,500             2,515,992
  Seneca County GO Series 2005 BAN
    4.00%                                                11/30/06                  915               917,939
  Stark County IDRB (Thakar Properties LLC
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.92%(b)                                             05/08/06                  470               470,000
  Summit County Civic Facility RB (Akron Area
    Electric Junction Project) Series 2001 DN
    (Keybank N.A. LOC)
    3.86%(b)                                             05/08/06                  210               210,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    4.23%(b)                                             05/08/06                1,600             1,600,000
  Toledo City Services Special Assesment Notes
    Series 2006 DN (State Street Bank & Trust Co.
    LOC) (MIG-1)
    3.81%(b)                                             05/08/06                1,800             1,800,000
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding
    Guaranty, ABN AMRO SBPA) (VMIG-1)
    3.54%(b)(c)                                          11/30/06                9,995             9,995,000
  Trumbull County IDRB (Ellwood Engineered
    Project) Series 2004 AMT DN (KeyBank LOC)
    3.93%(b)                                             05/08/06                1,800             1,800,000
  University of Cincinnati RB Series 2004B DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    3.80%(b)                                             05/08/06                  500               500,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    3.82%(b)(c)                                          05/08/06                4,255             4,255,000
  Vermilion GO Series 2005-2 BAN
    3.25%                                                10/12/06                1,030             1,030,898
  Wood County Economic Development RB (Sun
    Seed Holding Co., Inc. Project) Series 2001A
    AMT DN (Sky Bank LOC)
    4.78%(b)                                             05/08/06                  480               480,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    4.78%(b)                                             05/08/06              $   630            $  630,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky
    Bank LOC)
    4.78%(b)                                             05/08/06                3,320             3,320,000

                                                                                                  ----------
                                                                                                  96,432,692
                                                                                                  ----------
Oklahoma - 1.4%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial
    Services SBPA) (F-1+, AA-)
    3.93%(b)(c)                                          05/08/06                4,630             4,630,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One
    N.A. LOC)
    3.91%(b)                                             05/08/06                2,850             2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    3.95%(b)                                             05/04/06                1,880             1,880,000
  Oklahoma County Finance Authority Multi-Family
    Housing RB (Sail Assoc. LLC Project) Series
    2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    3.90%(b)                                             05/08/06                6,900             6,900,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    3.98%(b)                                             05/08/06                2,500             2,500,000

                                                                                                  ----------
                                                                                                  18,760,000
                                                                                                  ----------
Oregon - 2.2%
  Oregon Housing & Community Services RB
    (Merrill Lynch P-Floats Project) Series
    2005-2879 DN (Merrill Lynch Capital Services
    SBPA)
    3.93%(b)(c)                                          05/08/06               24,495            24,495,000
  Portland Airport RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-149 AMT DN (Merrill
    Lynch & Co. SBPA, FSA Insurance)
    3.92%(b)(c)                                          05/08/06                4,665             4,665,000

                                                                                                  ----------
                                                                                                  29,160,000
                                                                                                  ----------
Pennsylvania - 2.6%
  Badger Tobacco Asset Securtization Corp. RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2006 PA-1361 DN (Merrill Lynch Capital
    Services Liquidity Facility)
    3.90%(b)(c)                                          05/08/06                3,255             3,255,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.80%(b)                                             05/08/06                9,260             9,260,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series
    2004A AMT DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    3.92%(b)                                             05/08/06                5,800             5,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco,
    Inc. Project) Series 2004B AMT DN (Sunoco, Inc.
    Guaranty) (A-2)
    3.99%(b)                                             05/08/06              $ 8,500            $8,500,000
  Pennsylvania Higher Educational Assistance
    Agency Student Loan RB Series 1997A AMT DN
    (Dexia Credit Local SBPA) (A-1+, VMIG-1)
    3.91%(b)                                             05/08/06                  400               400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2004 MT-042 DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                          05/08/06                5,945             5,945,000
  Pennsylvania State Turnpike Commission RB
    (Munitops Trust Certificates) Series 2004-9 DN
    (AMBAC Insurance, ABN AMRO SBPA) (VMIG-1)
    3.84%(b)(c)                                          05/04/06                  650               650,000

                                                                                                  ----------
                                                                                                  33,810,000
                                                                                                  ----------
Rhode Island - 0.1%
  Rhode Island Economic Development RB
    (Corporate Airport Project) Series 2004A MB
    (FSA Insurance) (AAA, Aaa)
    2.00%                                                07/01/06                  870               867,536
                                                                                                  ----------
South Carolina - 1.6%
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    3.92%(b)                                             05/08/06                9,700             9,700,000
  South Carolina Housing Finance & Development
    RB (Arrington Place Apartment Project) Series
    2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.90%(b)                                             05/08/06                1,100             1,100,000
  South Carolina Jobs Economic Development
    Authority RB (Finn Property LLC Project) Series
    2006 AMT DN (Suntrust Bank LOC)
    (Aa2, VMIG-1)
    3.90%(b)                                             05/08/06                3,000             3,000,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    3.96%(b)                                             05/08/06                6,250             6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (Southtrust Bank
    LOC)
    3.90%(b)                                             05/04/06                  500               500,000

                                                                                                  ----------
                                                                                                  20,550,000
                                                                                                  ----------
South Dakota - 2.0%
  South Dakota Housing Development Authority RB
    (Homeownership Mortgage Project) Series
    2005I AMT MB (SP-1+)
    4.50%                                                12/15/06               25,950            26,115,509
                                                                                                  ----------
Tennessee - 1.7%
  Chattanooga IDRB (T.B. Woods, Inc. Project)
    Series 1997 AMT DN (M&T Bank LOC)
    3.93%(b)                                             05/08/06                2,290             2,290,000
  Coffee County IDRB (Comtec Polymers, Inc.
    Project) Series 1997 AMT DN (Bank of America
    LOC)
    4.00%(b)                                             05/08/06                2,180             2,180,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    4.01%(b)                                             05/08/06              $ 3,325            $3,325,000
  Jackson Health Educational & Housing Facility
    Board Multi-Family RB (East Pointe LLC
    Project) Series 2006 AMT DN (A-1+)
    4.15%(b)                                             05/08/06                5,100             5,100,000
  Knox County Health Educational & Housing Board
    Multi-Family RB Series 2006 PT-3365 AMT DN
    (Merrill Lynch Guaranty)
    3.85%(b)(c)                                          05/08/06                3,400             3,400,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    3.90%(b)                                             05/08/06                3,000             3,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    4.01%(b)                                             05/08/06                2,540             2,540,000

                                                                                                  ----------
                                                                                                  21,835,000
                                                                                                  ----------
Texas - 17.9%
  Austin Housing Financial Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578
    AMT DN (Merrill Lynch & Co. Guaranty
    Services)
    3.93%(b)(c)                                          05/08/06               14,715            14,715,000
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, VMIG-2)
    2.98%                                                08/01/06                9,800             9,800,000
  Brazos River Authority PCRB (Houston Lighting &
    Power Company Project) Series 1984F AMT DN
    (Merrill Lynch Guaranty)
    3.91%(b)                                             05/08/06                3,520             3,520,000
  Brazos River Harbor RB (Dow Chemical Project)
    Series 2005 MB (Dow Chemical Guaranty) (P-2)
    3.28%                                                05/24/06                8,500             8,500,000
    3.43%                                                06/07/06                3,500             3,500,000
  East Housing Finance Corp. Multi-Family RB
    (Merrill Lynch Trust Receipts) Series 2005-PT
    2952 AMT DN (Merrill Lynch & Co. SBPA)
    3.93%(b)(c)                                          05/08/06                4,315             4,315,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (Cinergy Co. Guaranty)
    (A-2, VMIG-2)
    4.05%                                                05/08/06               20,900            20,900,000
  Gulf Coast Waste Disposal Authority
    Environmental Facilities RB (Exxon Mobil
    Project) Series 2000 AMT DN (A-1+, VMIG-1)
    3.67%(b)                                             05/01/06                5,800             5,800,000
  Gulf Coast Waste Disposal Authority
    Environmental Facilities RB (Exxon Mobil
    Project) Series 2001B AMT DN (A-1+)
    3.67%(b)                                             05/01/06               16,000            16,000,000
  Harris Health Facilities Development Corp. RB
    (Herman Hospital System Project) Series 1998
    MB (FSA Insurance) (AAA, Aaa)
    5.25%                                                06/01/06                1,000             1,001,637
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06                4,985             4,985,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06              $10,455           $10,455,000
  Houston Utilities System RB Series 2004A MB
    (MBIA Insurance) (AAA, Aaa)
    2.50%                                                 05/15/06                3,000             2,998,812
  Lower Neches Valley Authority Industrial
    Development Corp. Exempt Facilities RB (Exxon
    Mobil Project) Series 2001B AMT DN
    (A-1+, VMIG-1)
    3.67%(b)                                              05/01/06               11,700            11,700,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    3.35%(b)                                              08/15/06                7,010             7,010,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    3.97%(b)                                              05/08/06                  751               751,000
  Northside ISD GO (School Building Project) Series
    2005 DN (Depfa Bank SBPA) (A-1+, MIG-1)
    2.85%(b)                                              06/15/06               11,200            11,200,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.93%(b)(c)                                           05/08/06                3,365             3,365,000
  Port Corpus Christi Nueces Solid Waste Disposal
    Authority RB (Flint Hills Resources Project)
    Series 2006 AMT DN (A-1, P-1)
    4.10%(b)                                              05/08/06                5,500             5,500,000
  San Marcos IDRB (TB Woods, Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    3.93%(b)                                              05/08/06                3,000             3,000,000
  South Plains Housing Corp. Single Family RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-11 AMT DN (Government National
    Mortgage Association Guaranty, Wachovia Bank
    N.A. SBPA)
    3.87%(b)(c)                                           05/08/06                1,625             1,625,000
  Tarrant County Housing Finance Corp. RB (Merrill
    Lynch P-Floats Trust Reciepts) Series
    2005-3169 AMT DN (Merrill Lynch & Co. SBPA)
    3.93%(b)(c)                                           05/08/06                5,000             5,000,000
  Texas Department of Housing & Community
    Affairs Merlots RB (Single Family Housing
    Project) Series 2002A-58 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.87%(b)(c)                                           05/08/06                2,675             2,675,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.93%(b)(c)                                           05/08/06                9,065             9,065,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1347 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.93%(b)(c)                                           05/08/06               10,575            10,575,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-1868 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                           05/08/06                3,835             3,835,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2576 AMT DN
    (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06              $13,575           $13,575,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2598 AMT DN
    (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06               13,760            13,760,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2968 AMT DN
    (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06                7,495             7,495,000
  Travis County Housing Financial Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005-2577
    DN (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06               13,130            13,130,000
  Victory Street Public Facilities Corp. Multi-Family
    RB Series 2003-2059 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    3.93%(b)(c)                                           05/04/06                7,300             7,300,000

                                                                                                  -----------
                                                                                                  237,051,449
                                                                                                  -----------
Vermont - 0.9%
  Vermont Educational & Health Buildings
    Financing Agency RB (Gifford Medical Center
    Project) Series 2003A DN (VMIG-1)
    3.83%(b)                                              05/08/06                1,500             1,500,000
  Vermont Educational & Health Buildings
    Financing Agency RB (Springfield Hospital
    Project) Series 2002A DN (VMIG-1)
    3.83%(b)                                              05/08/06                  930               930,000
  Vermont Educational and Health Buildings
    Finance Agency RB (Brattleboro Memorial
    Project) Series 2004A DN (VMIG-1)
    3.81%(b)                                              05/01/06                3,450             3,450,000
  Vermont Educational and Health Buildings
    Finance Agency RB (North Country Project)
    Series 2004A DN (VMIG-1)
    3.81%(b)                                              05/01/06                4,035             4,035,000
  Vermont GO Series 1990A MB (AA+, Aa1)
    5.75%                                                 08/01/06                  250               251,565
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    3.93%(b)                                              05/08/06                1,185             1,185,000
  Vermont State Colleges RB Series 2003 MB (FGIC
    Insurance) (AAA, Aaa)
    2.25%                                                 07/01/06                  500               499,130

                                                                                                  -----------
                                                                                                   11,850,695
                                                                                                  -----------
Virginia - 1.2%
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (AmSouth Bank of
    Alabama LOC) (A-1)
    3.95%(b)                                              05/08/06                2,600             2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    4.00%(b)                                              05/08/06                4,350             4,350,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Norfolk Redevelopment & Housing Authority
    Multi-Family Housing RB (Residential Rental
    Project) Series 2003 AMT DN (SunTrust Bank
    LOC)
    3.95%(b)                                             05/08/06              $ 1,983        $    1,983,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    3.95%(b)                                             05/08/06                1,400             1,400,000
  Virginia Beach Development Authority
    Multi-Family Housing RB (Residential Rental
    Housing Project) Series 2002 AMT DN (Branch
    Banking & Trust Co. LOC)
    3.95%(b)                                             05/08/06                1,720             1,720,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06                3,745             3,745,000
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series
    1989 AMT DN (Branch Banking & Trust Co.
    LOC)
    4.05%(b)                                             05/08/06                   84                84,000

                                                                                              --------------
                                                                                                  15,882,000
                                                                                              --------------
Washington - 2.2%
  Pilchuck Public Development Corp. RB (Holden-
    McDaniels Partners Project) Series 1996 AMT
    DN (KeyBank N.A. LOC)
    3.94%(b)                                             05/08/06                1,550             1,550,000
  Port of Seattle RB Series 2003-720 AMT DN (FGIC
    Insurance, Banque Nationale de Paribas SBPA)
    (A-1+)
    3.89%(b)(c)                                          05/08/06                2,500             2,500,000
  Seattle Housing Authority RB (Rainier Vista
    Project Phase I) Series 2003 AMT DN (KeyBank
    N.A. LOC) (A-1)
    3.85%(b)                                             05/08/06               10,850            10,850,000
  Thurston County School District GO (North
    Thurston School District No. 003 Project) Series
    2003 MB (Aaa, AAA)
    2.00%                                                06/01/06                  465               464,548
  Washington Housing Finance Community
    Multi-Family Housing RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-3054 AMT
    DN (Merrill Lynch Guaranty)
    3.93%(b)(c)                                          05/08/06                8,385             8,385,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    3.90%(b)                                             05/08/06                  595               595,000
  Yakima County RB (Oord Dairy Project) Series
    2004 AMT DN (Key Bank N.A. LOC)
    3.93%(b)                                             05/04/06                4,415             4,415,000

                                                                                              --------------
                                                                                                  28,759,548
                                                                                              --------------
West Virginia - 0.6%
  West Virginia Housing Development Fund RB
    Series 2006B AMT DN (A-1+, VMIG-1)
    3.67%(b)                                             05/08/06                6,000             6,000,000
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    4.00%(b)                                             05/08/06                1,320             1,320,000

                                                                                              --------------
                                                                                                   7,320,000
                                                                                              --------------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Wisconsin - 1.1%
  Germantown IDRB (Cambridge Major Labs
    Project) Series 2003 AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/08/06              $ 5,300        $    5,300,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    3.90%(b)                                             05/08/06                4,000             4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/01/06                  665               665,000
  Oshkosh IDRB (Oshkosh Coil Spring Project)
    Series 2000A AMT DN (Bank One Wisconsin
    LOC)
    3.95%(b)                                             05/08/06                2,100             2,100,000
  Wisconsin Clean Water RB Series 2002-2 MB
    (MBIA Insurance)
    5.00%                                                06/01/06                  550               550,858
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    4.00%(b)                                             05/08/06                1,995             1,995,000

                                                                                              --------------
                                                                                                  14,610,858
                                                                                              --------------
Wyoming - 1.0%
  Cheyenne IDRB (Grobet File Co., Inc. Project)
    Series 2001 AMT DN (National City Bank N.A.
    LOC)
    3.92%(b)                                             05/08/06                2,300             2,300,000
  Green River RB (Rhone-Poulenc LP Project)
    Series 1994 AMT DN (Fleet National Bank LOC)
    (VMIG-1)
    4.06%(b)                                             05/08/06               11,400            11,400,000

                                                                                              --------------
                                                                                                  13,700,000
                                                                                              --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,317,300,673)
                                                                                               1,317,300,673
                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES -  99.6%
  (Cost $1,317,300,673(a))
                                                                                               1,317,300,673
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                                                                               5,567,983
                                                                                              --------------
NET ASSETS -  100.0%
                                                                                              $1,322,868,656
                                                                                              ==============

-------------------

(a) Aggregate cost for federal income tax purposes.
(b) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30,
    2006, the Fund held 34.3% of its net assets, with a current market value of $454,101,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                             CALIFORNIA MONEY FUND

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.4%
California - 97.6%
  ABN AMRO Munitops Certificates Trust GO Series
    2005-26 MB (CIFG-TCRS Credit Support, ABN
    AMRO Bank N.V. SBPA) (F-1+)
    3.54%(b)(c)                                           05/01/06              $24,995           $24,995,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 1997F DN (Kredietbank N.V.
    LOC) (A-1+)
    3.90%(c)                                              05/08/06                  500               500,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 2005M DN (Bank of Nova Scotia
    LOC) (A-1+)
    3.84%(c)                                              05/08/06                1,800             1,800,000
  Bay Area Toll Authority Toll Bridge RB Series
    2006MT-238 DN (Liquidity Facility, Depfa Bank
    PLC) (F-1+)
    3.93%(b)(c)                                           05/01/06               15,000            15,000,000
  Bear Stearns Municipal Securities Trust
    Certificates RB (228 Trust Certificates) Series
    2005A DN (FSA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.92%(b)(c)                                           05/08/06                9,895             9,895,000
  California COP Series 2006 MB (Multiple Bank
    LOC) (A-1, P-1)
    3.32%                                                 05/11/06               18,000            18,000,000
    3.25%                                                 05/23/06               10,000            10,000,000
    3.45%                                                 06/07/06                9,500             9,500,000
    3.44%                                                 06/14/06               10,000            10,000,000
  California Department of Water Power Supply RB
    Series 2002C-13 DN (FSA Insurance, Morgan
    Stanley Bank SBPA) (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06                5,000             5,000,000
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06               14,170            14,170,000
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/08/06                7,800             7,800,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    3.84%(c)                                              05/08/06                5,700             5,700,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    3.80%(c)                                              05/08/06                4,850             4,850,000
  California Department of Water Resource Power
    Supply RB Series 2003 PT-759 DN (MBIA
    Insurance, Landesbank-Hessen SBPA)
    (A-1+, VMIG-1)
    3.83%(b)(c)                                           05/08/06                9,700             9,700,000
  California Economic Recovery RB Series 2004C
    DN (J.P. Morgan Chase Bank SBPA)
    (A-1+, VMIG-1)
    3.78%(c)                                              05/01/06                6,400             6,400,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Economic Recovery RB Series 2004C-1
    DN (Landesbank Hessen-Thuringen
    Girozentrale LOC) (A-1+, VMIG-1)
    3.78%(c)                                              05/01/06              $ 2,500           $ 2,500,000
  California Economic Recovery RB Series 2004C-14
    DN (XLCA Insurance, Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/03/06                6,000             6,000,000
  California Economic Recovery RB Series 2004C-21
    DN (XLCA Insurance, Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    3.79%(c)                                              05/08/06                3,400             3,400,000
  California Economic Recovery RB Series 2004C-3
    DN (Landesbank Hessen Thuringen
    Girozentrale LOC) (A-1+, VMIG-1)
    3.69%(c)                                              05/01/06                1,800             1,800,000
  California Economic Recovery RB Series 2004C-5
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    3.76%(c)                                              05/01/06                1,900             1,900,000
  California Economic Recovery RB Series 2004C-6
    DN (Citibank N.A. LOC) (A-1+, VMIG-1)
    3.70%(c)                                              05/01/06                1,600             1,600,000
  California Economic Recovery RB Series 2004C-7
    DN (BNP Paribas LOC) (A-1+, VMIG-1)
    3.70%(c)                                              05/01/06               19,295            19,295,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A
    DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
    3.85%(c)                                              05/08/06                3,545             3,545,000
  California Educational Facilities Authority RB
    (Carnegie Institution Washington) Series 2006A
    DN (SunTrust Bank SBPA) (A-1+, VMIG-1)
    3.84%(c)                                              05/08/06                6,000             6,000,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    3.76%(c)                                              05/08/06                2,000             2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA )
    (VMIG-1, F-1+)
    3.82%(b)(c)                                           05/08/06                7,500             7,500,000
  California GO (Kindergarten-University Public
    Project) Series 2002B-5 DN (State Street Bank
    & Trust Co. LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06                3,200             3,200,000
  California GO Series 2003 DN (Landesbank
    Hessen Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/08/06               12,100            12,100,000
  California GO Series 2005B-1 DN (Bank of
    America LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06               17,000            17,000,000
  California Health Facilities Finance Authority RB
    (Sutter Health System Project) Series 1996B DN
    (AMBAC Insurance, KBC Bank SBPA)
    (A-1+, VMIG-1)
    3.70%(c)                                              05/01/06                  475               475,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    3.84%(b)(c)                                           05/08/06              $ 7,900            $7,900,000
  California Infrastructure & Economic
    Development Bank RB (Academy of Motion
    Pictures Arts & Science Project) Series 2002 DN
    (AMBAC Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    3.80%(c)                                              05/08/06                2,500             2,500,000
  California Infrastructure & Economic
    Development Bank RB (Goodwill Industries For
    Orange County) Series 2006 DN (Wells Fargo
    Bank LOC) (F-1+)
    3.70%(c)                                              05/08/06                2,000             2,000,000
  California RB Series 2005 RAN (SP-1+, MIG-1)
    4.50%                                                 06/30/06               14,000            14,033,854
  California School Cash Reserve Program
    Authority RB Series 2005A TRAN (10% AMBAC
    Insurance Guaranty) (SP-1+, MIG-1)
    4.00%                                                 07/06/06                3,250             3,258,016
  California State Department of Water Resources
    & Power Supply RB Series 2005G-1 DN (Bank of
    Nova Scotia LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06                1,200             1,200,000
  California State Department of Water Resources
    & Power Supply RB Series 2005G-4 DN (FSA
    Insurance, Morgan Stanley Bank SBPA)
    (A-1, VMIG-1)
    3.81%(c)                                              05/08/06                5,000             5,000,000
  California State Department of Water Resources
    Power Supply RB Series 2005G-11 DN (FSA
    Insurance, KBC Bank & Morgan Stanley Bank
    Liquidity Facility) (A-1, VMIG-1)
    3.75%(c)                                              05/08/06               14,100            14,100,000
  California State Department of Water Resources
    Power Supply RB Series 2005G-6 DN (FSA
    Insurance, Calyon & Societe General Liquidity
    Facility) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06               21,000            21,000,000
  California State Economic Recovery GO Series
    2004-933 DN (Morgan Stanley Liquidity Facility)
    (A-1, AA-)
    3.81%(b)(c)                                           05/08/06               14,350            14,350,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.86%(b)(c)                                           05/08/06               20,420            20,420,000
  California Statewide Communities Development
    Authority RB (Archer School for Girls, Inc.
    Project) Series 2005 DN (Allied Irish Bank PLC
    LOC) (VMIG-1)
    3.77%(c)                                              05/04/06                6,035             6,035,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                           05/08/06                3,150             3,150,000
  Clovis County Unified School District GO (Merrill
    Lynch P-Float Trust Receipts) Series
    2005-PZ-42 DN (FGIC Insurance, Merrill Lynch
    Capital Services SBPA) (AAA, F-1+)
    3.88%(b)(c)                                           05/08/06                1,330             1,330,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Contra Costa County GO Series 2005 TRAN
    (SP-1+, MIG-1)
    4.50%                                                 12/07/06              $ 7,000            $7,049,839
  Coronado Community Development Agency TAN
    Series 2005 ROC-RR-II-451 DN (Citibank LOC)
    (A-1+)
    3.83%(b)(c)                                           05/08/06                6,900             6,900,000
  East Bay Utilities District Wastewater Systems RB
    Series 2003B DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06                9,215             9,215,000
  Eclipse Funding Trust GO (Solar Eclipse-
    California State Project) Series 2005-0004 DN
    (MBIA Insurance, U.S. Bank N.A. Liquid Facility)
    (F-1+)
    3.81%(b)(c)                                           05/08/06                9,070             9,070,000
  Eclipse Funding Trust GO (Solar Eclipse-
    California State Project) Series 2006-0011 DN
    (Kredietbank LOC) (VMIG-1)
    3.80%(b)(c)                                           05/08/06               23,125            23,125,000
  Eclipse Funding Trust GO (Solar Eclipse-Los
    Angeles Unified School District Project) Series
    2006-0018 DN (FGIC Insurance, U.S. Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.82%(c)                                              05/08/06                5,270             5,270,000
  Eclipse Funding Trust GO (Sonoma County Junior
    College District Project) Series 2006-0014 DN
    (FSA Insurance, U.S. Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.81%(b)(c)                                           05/08/06               10,000            10,000,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series 2005-707
    DN (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    3.83%(b)(c)                                           05/08/06                1,990             1,990,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                2,775             2,775,000
  Glendale Hospital RB Series 2002-590 DN
    (Morgan Stanley Group LOC) (A-1+)
    3.84%(c)                                              05/08/06                6,690             6,690,000
  Golden State Tobacco Securitization Corp. RB
    (California Tobacco Settlement Project) Series
    2006E DN (FGIC Insurance, Goldman Sachs SPL
    Liquidity Facility) (VMIG-1, F-1+)
    3.83%(b)(c)                                           05/08/06               13,750            13,750,000
  Golden State Tobacco Securitization Corp. RB
    (California Tobacco Settlement-Spears Project)
    Series 2006D-195 DN (FGIC Insurance,
    Deutsche Bank A.G. Liquidity Facility)
    (A-1+, AAA)
    3.86%(b)(c)                                           05/08/06                2,080             2,080,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.86%(b)(c)                                           05/08/06                2,200             2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.86%(b)(c)                                           05/08/06                2,740             2,740,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Golden State Tobacco Securitization Corp. RB
    (Tobacco Settlement Project) Series 2006I DN
    (FGIC Insurance, Goldman Sachs Special
    Services Liquidity Facility) (F-1+)
    3.83%(b)(c)                                           05/08/06              $ 3,980            $3,980,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-2338 DN (Merrill Lynch Capital
    Services SBPA) (F1+)
    3.86%(c)                                              05/08/06                2,905             2,905,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Insurance)
    (AAA)
    3.85%(b)(c)                                           05/04/06                4,995             4,995,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    3.85%(b)(c)                                           05/04/06                3,540             3,540,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2005 ROC-II-411 DN (Citibank
    LOC) (VMIG-1)
    3.85%(b)(c)                                           05/08/06               13,140            13,140,000
  Grossmont-Cuyamaca Community College
    District GO Series 2005-1130 MB (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (VMIG-1)
    3.40%(b)(c)                                           06/01/06               13,640            13,640,000
  Grossmont-Cuyamaca Community College
    District GO Series 2005-949 MB (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (A-1+, AAA)
    3.46%(b)(c)                                           06/15/06                6,170             6,170,000
  Huntington Park Public Financing Authority RB
    Series 2005 PT-2719 DN (FSA Insurance,
    Merrill Lynch Capital Services SBPA)
    (AAA, F-1+)
    3.84%(b)(c)                                           05/08/06                  685               685,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    3.77%(c)                                              05/08/06                1,780             1,780,000
  Los Angeles Department of Airports RB (Los
    Angeles International Airport Project) Series
    2002C-1 DN (Banque Nationale de Paribas LOC)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/08/06                3,300             3,300,000
  Los Angeles Department of Water & Power RB
    (Eagle Tax Exempt Trust Receipts) Series 2006A
    DN (AMBAC Insurance, Citibank N.A. Liquidity
    Facility) (A-1+)
    3.83%(b)(c)                                           05/08/06                4,355             4,355,000
  Los Angeles TRAN Series 2005 MB (SP-1+, MIG-1)
    4.00%                                                 06/30/06               11,000            11,023,222
  Los Angeles Unified School District GO (ABN
    AMRO Munitops Trust Receipts) Series 2005-36
    DN (Kredietbank LOC) (F-1+, AAA)
    3.54%(b)(c)                                           10/02/06               10,000            10,000,000
  Los Angeles Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    1999C DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.80%(b)(c)                                           05/08/06                1,500             1,500,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-390 DN (MBIA Insurance,
    Citibank N.A. LOC) (VMIG-1)
    3.83%(b)(c)                                           05/08/06              $ 2,890            $2,890,000
  Los Angeles Wastewater Systems RB Series
    2002A DN (FGIC Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.83%(c)                                              05/08/06                5,000             5,000,000
  Los Angeles Water & Power Systems RB Series
    2002A-1 DN (National Australia LOC)
    (A-1+, VMIG-1)
    3.73%(c)                                              05/04/06                3,400             3,400,000
  Madera Financing Authority RB Series 2005A DN
    (Credit Locale de France LOC) (A-1+)
    3.78%(c)                                              05/01/06                2,000             2,000,000
  Manteca Redevelopment Agency TAN Insured RB
    Series 2005 DN (XLCA Insurance, State Street,
    B&T Co. SBPA) (A-1+)
    3.78%(c)                                              05/01/06                5,000             5,000,000
  Metropolitan Water Distribution Southern
    California Waterworks RB Series 1996A DN
    (AMBAC Insurance, Lloyds Bank SBPA)
    (A-1+, VMIG-1)
    3.72%(c)                                              05/08/06                3,700             3,700,000
  Metropolitan Water District for Southern
    California Waterworks RB Series 2003C DN
    (Credit Locale de France LOC) (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06               14,560            14,560,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2001C-2 DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    3.65%(c)                                              05/01/06               10,000            10,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004A-1 DN (J.P.
    Morgan Chase Bank Liquidity Facility)
    (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06                8,710             8,710,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2005B-2 DN (Citibank
    LOC) (A-1+, VMIG-1)
    3.81%(c)                                              05/08/06                5,620             5,620,000
  Orange County Sanitation District COP Series
    2006 DN (Depfa Bank PLC LOC) (A-1+, VMIG-1)
    3.75%(c)                                              05/01/06               34,100            34,100,000
  Pleasant Valley School District of Ventura County
    GO (Merrill Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN (MBIA Insurance,
    Dexia Credit Local SBPA) (A-1+, AAA)
    3.83%(b)(c)                                           05/08/06                5,865             5,865,000
  Pleasanton COP (Assisted Living Facilities
    Financing Project) Series 2005 DN (Citibank
    LOC) (A-1+)
    3.81%(c)                                              05/08/06                2,500             2,500,000
  Puttable Floating Option Tax Exempt Receipts RB
    Series 2005 PZP-006-Mode A DN (FGIC, MBIA,
    FSA Insurance, Merrill Lynch SBPA) (F-1+)
    3.93%(b)(c)                                           05/08/06                6,500             6,500,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-005 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    3.90%(b)(c)                                           05/08/06                6,470             6,470,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-006 DN (FGIC Insurance)
    (F-1+)
    3.90%(b)(c)                                           05/08/06               $9,000          $  9,000,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-03 DN (Multiple Insurers,
    Merrill Lynch & Co. SBPA) (AAA, F-1+)
    3.90%(b)(c)                                           05/08/06                3,455             3,455,000
  Sacramento City Financing Authority RB Series
    2006Z-3 DN (FGIC Insurance, Goldman Sachs
    Special Services Liquidity Facility) (AAA, F-1+)
    3.86%(b)(c)                                           05/08/06                5,100             5,100,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    3.83%(c)                                              05/08/06                3,975             3,975,000
  Sacramento Municipal Utility District RB Series
    2000A DN (AMBAC Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.81%(b)(c)                                           05/01/06                1,100             1,100,000
  San Diego County & School District GO
    (Partnership Notes) Series 2005A TRAN
    (SP-1+, MIG-1)
    4.00%                                                 07/14/06                6,000             6,016,820
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    3.85%(b)(c)                                           05/08/06                9,875             9,875,000
  San Francisco City & County Unified School
    District GO Series 2005 RR-II-R-6060 DN (FSA
    Insurance, Citibank N.A. Liquidity Facility)
    (VMIG-1)
    3.83%(b)(c)                                           05/08/06                1,815             1,815,000
  San Francisco County Transportation GO Series
    2006 TECP (Landesbank Baden-Wuttemberg
    Ginozentiale SBPA) (A-1+, P-1)
    3.30%                                                 05/18/06                6,250             6,250,000
  Santa Barbara County GO Series 2005A TRAN
    (SP-1+)
    4.00%                                                 07/25/06                5,000             5,015,525
  Tahoe Forest Hospital District RB (Health Facility
    Project) Series 2002 DN (U.S. Bank N.A. LOC)
    (VMIG-1)
    3.78%(c)                                              05/01/06                5,700             5,700,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.87%(b)(c)                                           05/08/06                2,000             2,000,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paribas Liquidity Facility) (VMIG-1)
    3.83%(b)(c)                                           05/08/06                6,840             6,840,000
  Westminster School District COP Series 2004A DN
    (Union Bank of California LOC) (A-1)
    3.77%(c)                                              05/08/06                2,500             2,500,000
  Yosemite Community College District GO (Eagle
    Tax Exempt Trust Receipts) Series 2005 A DN
    (FGIC Insurance, Citibank Liquidity Facililty)
    (A-1+, AAA)
    3.83%(b)(c)                                           05/08/06                5,840             5,840,000

                                                                                                 ------------
                                                                                                  732,567,276
                                                                                                 ------------

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Puerto Rico - 1.8%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of
    New York SBPA) (A-1+)
    3.81%(b)(c)                                           05/08/06               $2,195          $  2,195,000
  Commonwealth of Puerto Rico Electric Power
    Authority RB Series 1997 DN (Societe Generale
    LOC) (A-1+)
    3.77%(b)(c)                                           05/08/06                1,300             1,300,000
  Commonwealth of Puerto Rico GO Series 2005
    TRAN (Multiple LOCs) (SP-1+, MIG-1)
    4.50%                                                 07/28/06                4,000             4,012,061
  Commonwealth of Puerto Rico Intrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                           11/15/06                3,000             3,000,000
  Commonweatlh of Puerto Rico Power Authority
    RB Series 1997 SGA-44 DN (Societe Generale
    LOC) (A-1+)
    3.77%(c)                                              05/08/06                3,035             3,035,000

                                                                                                 ------------
                                                                                                   13,542,061
                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES -  99.4%
  (Cost $746,109,337(a))
                                                                                                  746,109,337
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.6%                                                                                4,351,667
                                                                                                 ------------
NET ASSETS -  100.0%
                                                                                                 $750,461,004
                                                                                                 ============

-------------------

(a) Aggregate cost for federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30,
    2006, the Fund held 43.2% of its net assets, with a current market value of
    $324,120,000, in securities restricted as to resale.
(c) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              NEW YORK MONEY FUND

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 97.1%
New York - 96.3%
  Allegany County GO Series 2005 BAN (J.P. Morgan
    Chase LOC) (VMIG-1)
    4.25%                                                 09/27/06              $ 2,500            $2,509,942
  Cayuga County Hospital Improvement Corp.
    Lehman COP Series 200D-L1 DN (Lehman
    SBPA) (A-1+)
    3.90%(b)(c)                                           05/08/06                3,810             3,810,000
  City of New York GO (Merrill Lynch P-Float Trust
    Receipts) Series 1997 DN (AMBAC Insurance,
    Societe Generale Liquidity Facility) (A-1+)
    3.82%(b)(c)                                           05/08/06                9,860             9,860,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility)
    (VMIG-1)
    3.82%(b)(c)                                           05/08/06                9,644             9,643,750
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.84%(c)                                              05/08/06                2,000             2,000,000
  City of New York IDA Civic Facilities RB (French
    Institute Alliance Project) Series 2005 DN (M&T
    Bank LOC) (VMIG-1)
    3.85%(c)                                              05/08/06                2,440             2,440,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish
    Bank LOC) (VMIG-1)
    3.80%(c)                                              05/08/06                1,600             1,600,000
  City of New York IDA Civic Facilities RB (The Birch
    Wathen Lenox School Project) Series 2004 DN
    (Allied Irish Bank LOC) (VMIG-1)
    3.80%(c)                                              05/08/06                2,625             2,625,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                           05/08/06                9,900             9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                           05/08/06                3,300             3,300,000
  Clifton Park IDRB (Coburg Village Housing
    Project) Series 2006 DN (Federal National
    Mortgage Association Guaranty, Federal
    National Mortgage Association SBPA) (VMIG-1)
    3.80%(c)                                              05/08/06                2,000             2,000,000
  Dormitory Authority RB (Park Ridge Hospital
    Project) Series 2005 DN (J.P. Morgan Chase
    LOC) (A-1+)
    3.80%(c)                                              05/08/06                4,835             4,835,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Receipts) Series 2001A-30 DN (AMBAC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                2,975             2,975,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Reciepts) Series 2003 DN (FGIC Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                7,165             7,165,000
  Dormitory Authority RB Series 2001D DN (MBIA
    Insurance, Bank of America SBPA) (A-1+)
    3.83%(b)(c)                                           05/08/06                1,900             1,900,000
  Dutchess County IDA Civic Facility RB (Lutheran
    Center Project) Series 2005 DN (Key Bank N.A.
    LOC) (VMIG-1)
    3.84%(c)                                              05/08/06                3,920             3,920,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Eclipse Funding Trust RB (Port Authority of New
    York & New Jersey Project) Eclipse Series
    2006-0016 DN (XLCA Insurance, U.S. Bank
    SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06              $ 7,455            $7,455,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.86%(c)                                              05/08/06                2,300             2,300,000
  Erie County IDRB (Orchard Park CCRC, Inc.
    Project) Series 2006B DN (Soveriegn Bank LOC,
    Citizens Bank of Rhode Island LOC) (A-1+)
    3.82%(c)                                              05/08/06                8,600             8,600,000
  Erie County Tobacco Asset Securitization Corp. RB
    Series 2005 DN (Merrill Lynch Guaranty
    Agreement, Merrill Lynch SBPA) (F1+)
    3.86%(b)(c)                                           05/08/06               14,910            14,910,000
  Franklin County IDA Civic Facility RB (Paul
    Smith's College Project) Series 1998 DN
    (KeyBank N.A. LOC)
    3.86%(c)                                              05/08/06                2,845             2,845,000
  Half Hollow Hills Central School District of
    Huntington & Babylon GO Series 2005 TAN
    4.00%                                                 06/30/06                2,000             2,003,884
  Liberty Development Corp. RB Series 2006-1251
    DN (Morgan Stanley SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06               13,700            13,700,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN
    (Bank of New York LOC) (VMIG-1)
    3.83%(b)(c)                                           05/08/06                5,670             5,669,500
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                2,420             2,420,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                4,965             4,965,000
  Metropolitan Transportation Authority RB Series
    2006 DN (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    3.50%                                                 07/11/06               10,000            10,000,000
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.85%(c)                                              05/08/06                1,700             1,700,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN
    (M&T Bank Corp. LOC) (A-1)
    3.90%(c)                                              05/08/06                2,665             2,665,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.79%(c)                                              05/08/06               12,410            12,410,000
  Nassau County IDA Civic Facility RB (North Shore
    Hebrew Academy Project) Series 2005 DN
    (Sovereign Bank LOC, Comerica Bank LOC)
    (VMIG-1)
    3.80%(c)                                              05/08/06                2,500             2,500,000
  New Rochelle School District GO Series 2005A
    TAN (State Aid Withholding) (A1)
    3.75%                                                 06/30/06                3,000             3,004,022

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                        NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City GO (Merrill Lynch P-Float Trust
    Receipts) Series 2005-3333 DN (Dexia Bank
    N.A. LOC) (F-1+)
    3.86%(b)(c)                                         05/08/06              $ 5,355            $5,355,000
  New York City IDRB Series 2006-523CE
    ROC-RR-II-R DN (Citibank Liquidity Facility,
    Citigroup Guaranty) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                2,200             2,200,000
  New York City Municipal Finance Authority Water
    & Sewer Sysems RB (P-Float Trust Receipts)
    Series 2006 PT-3401 DN (Merrill Lynch Captial
    Services SBPA) (F-1+)
    3.83%(b)(c)                                         05/08/06               10,370            10,370,000
  New York City Municipal Finance Authority Water
    & Sewer System RB (P-Float Trust Receipts)
    Series 2006 PT-3385 DN (Merrill Lynch P-Float
    Trust Receipts) (F-1+)
    3.83%(b)(c)                                         05/08/06                6,325             6,325,000
  New York City Municipal Finance Authority Water
    & Sewer System RB Putter Series 2006-1263
    DN (FSA Insurance, PB Capital Liquidity
    Facility) (A-1)
    3.86%(b)(c)                                         05/08/06                5,875             5,875,000
  New York City Municipal Finance Authotity Water
    & Sewer System RB Putter Series 2006-1226
    DN (Morgan Stanley Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                8,700             8,700,000
  New York City Municipal Finance Water & Sewer
    System RB Series 1996B MB (MBIA Insurance)
    (AAA, Aaa)
    5.75%                                               08/12/06                1,415             1,441,141
  New York City Transitional Finance Authority RB
    Series 2001B DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.77%(c)                                            05/01/06                6,700             6,700,000
  New York City Water & Sewer RB (Munitops Trust
    Certificates) Series 2006-3 DN (XLCA Insurance,
    ABN-AMRO Bank N.V. SPA) (VMIG-1)
    3.83%(b)(c)                                         05/08/06                8,330             8,330,000
  New York Counties Tobacco Trust II RB (P-Float
    Trust Receipts) Series 2006 PA-1347 DN
    (Merrill SBPA, Merrill Guaranty) (F1+)
    3.86%(b)(c)                                         05/08/06               17,950            17,950,000
  New York Environmental Facility Clean Water &
    Drinking RB (Merlots Trust Receipts) Series
    2004B DN (Wachovia Bank N.A. SBPA) (A-1)
    3.81%(b)(c)                                         05/08/06                5,385             5,385,000
  New York GO (P-Float Trust Receipts) Series 2005
    PT-3331 DN (AMBAC Insurance, Merrill Lynch
    Liquidity Facility) (VMIG-1, F-1+)
    3.83%(b)(c)                                         05/08/06                4,625             4,625,000
  New York GO (P-Float Trust Receipts) Series 2006
    PA-1363 DN (Merrill Lynch SBPA, Merrill Lynch
    Guaranty) (F-1+)
    3.86%(b)(c)                                         05/08/06                3,750             3,750,000
  New York GO Putter Series 2006-1299 DN (FSA
    Insurance, J.P. Morgan Chase Bank SBPA)
    (A-1+)
    3.84%(b)(c)                                         05/08/06                5,375             5,375,000
  New York GO Series 2000B MB (Dexia Credit,
    Credit Locale de France LOC) (A-1+, VMIG-1)
    2.90%(c)                                            08/03/06                1,900             1,900,000
  New York GO Series 2005E-3 DN (Bank of America
    LOC) (A-1+, VMIG-1)
    3.79%(c)                                            05/08/06                5,100             5,100,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York RB (UBS Municipal Certificates
    Floaters) Series 2005-22 DN (FSA Insurance,
    Landesbank Hessen SBPA) (A-1+)
    3.83%(b)(c)                                         05/08/06              $ 1,020            $1,020,000
  New York State Environmental Facilities Corp. RB
    (Citibank Eagle Trust Receipts Clean Water &
    Drinking Project) Series 2003A DN (Citibank
    Liquidity Facility) (A-1+)
    3.83%(b)(c)                                         05/08/06                5,710             5,710,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts Facscorp Clean Water
    & Drinking Project) Series 2003R-2014-ROC-II
    DN (Citibank Liquidity Facility) (VMIG-1)
    3.43%(b)(c)                                         06/01/06                2,660             2,660,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts Facscorp Clean Water
    & Drinking Project) Series 2003R-4001-ROC-II
    DN (Citibank Liquidity Facility) (VMIG-1)
    3.83%(b)(c)                                         05/04/06                1,585             1,585,000
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity)
    3.77%(c)                                            05/08/06                5,100             5,100,000
  New York State Power Authority Revenue &
    General Purpose GO Series 1985 DN (Dexia
    LOC)
    3.35%(c)                                            05/08/06                7,000             7,000,000
  New York State Urban Development Corp. RB
    (Merlots Trust Receipts) Series 2005 PT-3416
    DN (MBIA Insurance, Wachovia Bank SBPA)
    (VMIG-1)
    3.81%(b)(c)                                         05/08/06                2,990             2,990,000
  New York Tollway Authority RB Putter Series
    2006-1294T DN (FSA Insurance, J.P. Morgan
    Chase Bank SBPA) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                2,150             2,150,000
  New York Urban Development Corp. RB (P-Float
    Trust Receipts) Series 2006 PT-3416 DN (MBIA
    Insurance, Bayerische Hypo-Und Vereinsbank
    SBPA) (F-1)
    3.82%(b)(c)                                         05/08/06               20,960            20,960,000
  Newburgh Industrial Development Agency Civic
    Facility RB (Community Development
    Properties Project) Series 2005A DN (Key Bank
    LOC) (VMIG-1)
    3.84%(c)                                            05/08/06                3,500             3,500,000
  North Syracuse Central School District GO Series
    2005 BAN
    3.75%                                               06/23/06                1,000             1,001,484
  Oneida County IDRB (Preswick Glen Civic Facility
    Project) Series 2006 DN (Sovereign Bank LOC,
    Lloyds TSB Bank LOC) (A-1+)
    3.78%(c)                                            05/08/06                5,000             5,000,000
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.86%(c)                                            05/08/06                3,000             3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    3.86%(c)                                            05/08/06                4,000             4,000,000
  Perinton GO Unlimited Notes Series 2006 MB
    4.25%                                               02/23/07                2,270             2,286,124
  Pittsford Central School District GO Series 2005
    BAN
    4.00%                                               06/20/06                5,000             5,005,233

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                        NEW YORK MONEY FUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.86%(c)                                             05/08/06              $ 2,600          $  2,600,000
  Rochester GO Series 2006B MB (AMBAC
    Insurance) (AAA, Aaa)
    3.25%                                                10/15/06                5,025             5,022,190
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.81%(c)                                             05/08/06                2,390             2,390,000
  South Orangetown Central School District GO
    Series 2005 TAN
    3.75%                                                06/30/06                3,250             3,249,666
  Syracuse GO Series 2005C RAN
    4.00%                                                06/30/06                3,000             3,005,319
  Tobacco Settlement Financing Corp. RB (P-Float
    Trust Receipts) Series 2006 MT-232 DN (Depfa
    Bank SBPA) (A-1+)
    3.86%(b)(c)                                          05/08/06               17,495            17,495,000
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2004 DN (XLCA
    Insurance, Bank of America N.A. SBPA)
    (VMIG-1)
    3.82%(c)                                             05/08/06                3,000             3,000,000
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                9,240             9,240,000
  Triborough Bridge & Tunnel Authority RB
    (Citibank Eagle Trust Receipts) Series 2003A
    DN (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                          05/04/06                2,000             2,000,000
  Triborough Bridge & Tunnel Authority RB (Morgan
    Stanley Trust Receipts) Series 2004-922 DN
    (Morgan Stanley Liquidity Facility) (F-1+)
    3.82%(b)(c)                                          05/04/06                5,520             5,520,000
  Triborough Bridge & Tunnel Authority RB Series
    2005B-1 DN (Defpa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.78%(c)                                             05/08/06                2,250             2,250,000
  TSASC, Inc. RB (P-Float Trust Receipts) Series
    2006 PA-1356 DN (Merrill Lynch & Co. Guaranty
    Services)
    3.87%(c)                                             05/08/06               43,325            43,325,000
  TSASC, Inc. RB (P-Float Trust Receipts) Series
    2006 PA-1359 DN (Merrill Lynch SBPA, Merrill
    Lynch Guaranty) (F-1+)
    3.90%(b)(c)                                          05/08/06               10,350            10,350,000
  TSASC, Inc. RB Series 2006 513CE ROC-RR-II-R
    DN (Citibank Liquidity Facility, Citigroup
    Financial Guaranty) (VMIG-1)
    3.84%(b)(c)                                          05/08/06                6,420             6,420,000
  TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R
    DN (Citibank Liquidity Facility, Citigroup
    Financial Guaranty) (VMIG-1)
    3.84%(b)(c)                                          05/08/06                5,750             5,750,000
  Westchester Tobacco Asset Securitization Corp.
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2005-1338 DN (Merrill Lynch Capital
    Services) (F-1+)
    3.86%(b)(c)                                          05/08/06               13,865            13,865,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  White Plains GO Series 2006 BAN (Aa1)
    4.25%                                                01/26/07              $ 2,106          $  2,120,577

                                                                                                ------------
                                                                                                 477,582,832
                                                                                                ------------
Puerto Rico - 0.8%
  Commonwealth of Puerto Rico Intrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                          11/15/06                3,995             3,995,000
                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES -  97.1%
  (Cost $481,577,832(a))                                                                         481,577,832
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.9%
                                                                                                  14,554,174
                                                                                                ------------
NET ASSETS -  100.0%                                                                            $496,132,006
                                                                                                ============

-------------------

(a) Aggregate cost for federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30,
    2006, the Fund held 59.2% of its net assets, with a current market value of
    $293,623,250, in securities restricted as to resale.
(c) Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                                BLACKROCK FUNDS

                    Key to Investment Abbreviations for all
                            Schedules of Investments

  AMBAC      American Municipal Bond Assurance Corp.
  AMT        Alternative Minimum Tax
  BAN        Bond Anticipation Note
  CDC        CDC Funding Group
  COP        Certificates of Participation
  DN         Demand Note (Variable Rate)
  FGIC       Financial Guaranty Insurance Company
  FSA        Financial Security Assurance
  GO         General Obligation
  IDA        Industrial Development Authority
  IDRB       Industrial Development Revenue Bond
  ISD        Independent School District
  LLC        Limited Liability Co.
  LOC        Letter of Credit
  MB         Municipal Bond
  MBIA       Municipal Bond Insurance Association
  PCRB       Pollution Control Revenue Bond
  PLC        Public Limited Co.
  RAN        Revenue Anticipation Note
  RB         Revenue Bond
  ROC        Reset Option Certificate
  SBPA       Stand-by Bond Purchase Agreement
  TAN        Tax Anticipation Note
  TECP       Tax Exempt Commercial Paper
  TRAN       Tax and Revenue Anticipation Note
  XLCA       XL Capital Assurance

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2006.

54

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                            BLACKROCK LIQUIDITY FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2006 (UNAUDITED)
                                                    TEMPFUND               TEMPCASH
                                             ----------------------  -------------------
ASSETS
 Investments, at value/1/...................     $   31,449,129,869*    $ 13,045,571,775
 Cash ......................................                      -               19,728
 Interest receivable .......................             97,191,977           38,259,561
 Prepaid expenses ..........................                214,810               98,996
                                                 ------------------     ----------------
   TOTAL ASSETS ............................         31,546,536,656       13,083,950,060
                                                 ------------------     ----------------
LIABILITIES
 Fundshare (net) payable ...................              4,807,509                    -
 Management fee payable ....................              4,183,304            1,762,861
 Distributions payable .....................             70,026,056           18,138,733
 Custodian fee payable .....................                209,856              170,645
 Transfer agent fee payable ................                331,085              120,864
 Shareholder servicing fees payable ........              2,120,932              137,128
 Distribution fees payable .................                217,888                    7
 Trustees' fees and expenses payable .......                 60,490               21,489
 Other accrued expenses payable ............                366,483              101,849
                                                 ------------------     ----------------
   TOTAL LIABILITIES .......................             82,323,603           20,453,576
                                                 ------------------     ----------------
NET ASSETS .................................     $   31,464,213,053     $ 13,063,496,484
                                                 ==================     ================
/1/Cost of Investments .....................     $   31,449,129,869*    $ 13,045,571,775
                                                 ==================     ================
AT APRIL 30, 2006, NET ASSETS CONSISTED
OF:
 Capital Paid-in ...........................     $   31,468,987,020     $ 13,066,529,989
 Accumulated net realized gain (loss) on
  investment transactions ..................             (4,773,967)          (3,033,505)
                                                 ------------------     ----------------
NET ASSETS .................................     $   31,464,213,053     $ 13,063,496,484
                                                 ==================     ================

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF APRIL 30, 2006 (UNAUDITED)
                                                                                       FEDERAL TRUST     TREASURY TRUST
                                                   FEDFUND             T-FUND              FUND               FUND
                                             ------------------  ------------------  ----------------  ------------------
ASSETS
 Investments, at value/1/...................    $ 3,552,598,742     $ 4,327,752,000     $ 138,575,370     $ 1,177,132,500
 Cash ......................................                  -             648,592               443                   -
                                                                                 56
 Interest receivable .......................         11,093,176           3,658,451           384,392           5,308,140
 Prepaid expenses ..........................             72,057              62,993            25,703              27,475
                                                ---------------     ---------------     -------------     ---------------
   TOTAL ASSETS ............................      3,563,763,975       4,332,122,036       138,985,908       1,182,468,115
                                                ---------------     ---------------     -------------     ---------------
LIABILITIES
 Fundshare (net) payable ...................        136,116,617                   -                 -               8,418
 Management fee payable ....................            486,640             655,101            14,714             156,606
 Distributions payable .....................          6,560,415          11,672,267           236,667           2,140,261
 Custodian fee payable .....................             31,287              22,077             1,235              11,371
 Transfer agent fee payable ................             22,863              59,588             3,953              23,594
 Shareholder servicing fees payable ........            216,066             206,179            11,665              53,002
 Distribution fees payable .................             13,956                   -                 -                   -
 Trustees' fees and expenses payable .......              6,549               7,310             6,732               2,819
 Other accrued expenses payable ............             84,660              27,518            15,324              24,269
                                                ---------------     ---------------     -------------     ---------------
   TOTAL LIABILITIES .......................        143,539,053          12,650,040           290,290           2,420,340
                                                ---------------     ---------------     -------------     ---------------
NET ASSETS .................................    $ 3,420,224,922     $ 4,319,471,996     $ 138,695,618     $ 1,180,047,775
                                                ===============     ===============     =============     ===============
/1/Cost of Investments .....................    $ 3,552,598,742     $ 4,327,752,000     $ 138,575,370     $ 1,177,132,500
                                                ===============     ===============     =============     ===============
AT APRIL 30, 2006, NET ASSETS CONSISTED
OF:
 Capital Paid-in ...........................    $ 3,420,236,976     $ 4,319,578,954     $ 138,695,114     $ 1,180,366,344
 Accumulated net realized gain (loss) on
  investment transactions ..................            (12,054)           (106,958)              504            (318,569)
                                                ---------------     ---------------     -------------     ---------------
NET ASSETS .................................    $ 3,420,224,922     $ 4,319,471,996     $ 138,695,618     $ 1,180,047,775
                                                ===============     ===============     =============     ===============

56

                           BLACKROCK LIQUIDITY FUNDS

                                                      TEMPFUND              TEMPCASH
                                                --------------------  --------------------
Institutional Shares:
 Net Assets .......................                 $ 22,615,679,949      $ 12,342,657,795
 Shares outstanding (unlimited authorization)         22,619,360,234        12,345,474,091
 Net Asset Value ..................                 $           1.00      $           1.00
Dollar Shares:
 Net Assets .......................                 $  4,265,656,482      $    697,771,378
 Shares outstanding (unlimited authorization)          4,266,404,728           697,988,587
 Net Asset Value ..................                 $           1.00      $           1.00
Cash Management Shares:
 Net Assets .......................                 $    346,708,961      $              -
 Shares outstanding (unlimited authorization)            346,744,556                     -
 Net Asset Value ..................                 $           1.00      $              -
Cash Reserve Shares:
 Net Assets .......................                 $     59,306,311      $              -
 Shares outstanding (unlimited authorization)             59,306,319                     -
 Net Asset Value ..................                 $           1.00      $              -
Administration Shares:
 Net Assets .......................                 $  1,828,356,798      $     23,067,311
 Shares outstanding (unlimited authorization)          1,828,572,642            23,067,311
 Net Asset Value ..................                 $           1.00      $           1.00
Bear Stearns Shares:
 Net Assets .......................                 $    758,295,811      $              -
 Shares outstanding (unlimited authorization)            758,330,246                     -
 Net Asset Value ..................                 $           1.00      $              -
Bear Stearns Premier Choice Shares:
 Net Assets .......................                 $        767,229      $              -
 Shares outstanding (unlimited authorization)                767,245                     -
 Net Asset Value ..................                 $           1.00      $              -
Bear Stearns Private Client Shares:
 Net Assets .......................                 $  1,246,732,285      $              -
 Shares outstanding (unlimited authorization)          1,246,791,197                     -
 Net Asset Value ..................                 $           1.00      $              -
Bear Stearns Premier Shares:
 Net Assets .......................                 $    342,709,227      $              -
 Shares outstanding (unlimited authorization)            342,709,853                     -
 Net Asset Value ..................                 $           1.00      $              -

                                                                                               FEDERAL TRUST     TREASURY TRUST
                                                         FEDFUND               T-FUND               FUND              FUND
                                                   -------------------  -------------------  -----------------  ----------------
Institutional Shares:
 Net Assets .......................                    $ 2,592,793,878      $ 3,174,021,624      $  77,652,635     $ 856,493,016
 Shares outstanding (unlimited authorization)            2,592,830,782        3,174,109,163         77,654,301       856,735,537
 Net Asset Value ..................                    $          1.00      $          1.00      $        1.00     $        1.00
Dollar Shares:
 Net Assets .......................                    $   366,552,106      $   925,216,405      $  61,042,983     $ 183,105,970
 Shares outstanding (unlimited authorization)              366,525,778          925,232,528         61,041,974       183,173,503
 Net Asset Value ..................                    $          1.00      $          1.00      $        1.00     $        1.00
Cash Management Shares:
 Net Assets .......................                    $             -      $   200,770,744      $           -     $  17,170,864
 Shares outstanding (unlimited authorization)                        -          200,774,044                  -        17,172,185
 Net Asset Value ..................                    $             -      $          1.00      $           -     $        1.00
Cash Reserve Shares:
 Net Assets .......................                    $     2,497,681      $             -      $           -     $           -
 Shares outstanding (unlimited authorization)                2,497,745                    -                  -                 -
 Net Asset Value ..................                    $          1.00      $             -      $           -     $           -
Administration Shares:
 Net Assets .......................                    $    69,556,184      $    19,463,223      $           -     $ 123,277,925
 Shares outstanding (unlimited authorization)               69,556,183           19,463,219                  -       123,285,119
 Net Asset Value ..................                    $          1.00      $          1.00      $           -     $        1.00
Bear Stearns Shares:
 Net Assets .......................                    $    53,434,911      $             -      $           -     $           -
 Shares outstanding (unlimited authorization)               53,435,114                    -                  -                 -
 Net Asset Value ..................                    $          1.00      $             -      $           -     $           -
Bear Stearns Premier Choice Shares:
 Net Assets .......................                    $         2,210      $             -      $           -     $           -
 Shares outstanding (unlimited authorization)                    2,212                    -                  -                 -
 Net Asset Value ..................                    $          1.00      $             -      $           -     $           -
Bear Stearns Private Client Shares:
 Net Assets .......................                    $   268,135,291      $             -      $           -     $           -
 Shares outstanding (unlimited authorization)              268,136,452                    -                  -                 -
 Net Asset Value ..................                    $          1.00      $             -      $           -     $           -
Bear Stearns Premier Shares:
 Net Assets .......................                    $    67,252,661      $             -      $           -     $           -
 Shares outstanding (unlimited authorization)               67,252,709                    -                  -                 -
 Net Asset Value ..................                    $          1.00      $             -      $           -     $           -

*Includes investment in affiliate with value and cost of $104,300,000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              57

                            BLACKROCK LIQUIDITY FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2006 (UNAUDITED)
                                                                                               CALIFORNIA          NEW YORK
                                                       MUNIFUND             MUNICASH           MONEY FUND         MONEY FUND
                                                  ------------------   ------------------   ----------------   ----------------
ASSETS
 Investments, at value/1/......................      $ 2,414,231,555      $ 1,317,300,673      $ 746,109,337      $ 481,577,832
 Cash .........................................                    -                    -             27,940                  -
 Interest receivable ..........................           17,705,027            7,429,976          5,825,914          3,536,102
 Investments sold receivable ..................            6,402,630                    -                  -         11,975,651
 Prepaid expenses .............................               41,589               46,354             19,156             14,445
                                                     ---------------      ---------------      -------------      -------------
   TOTAL ASSETS ...............................        2,438,380,801        1,324,777,003        751,982,347        497,104,030
                                                     ---------------      ---------------      -------------      -------------
LIABILITIES
 Payable to custodian .........................               66,750               93,016                  -              8,476
 Investments purchased payable ................            2,020,000                    -                  -                  -
 Management fee payable .......................              353,449              206,596            107,636             75,597
 Distributions payable ........................            3,630,328            1,509,246          1,281,318            783,948
 Custodian fee payable ........................               30,927                8,474              2,179              1,358
 Transfer agent fee payable ...................               35,409               30,106             13,645              9,548
 Shareholder servicing fees payable ...........              227,770               14,063             76,740             62,130
 Distribution fees payable ....................                5,320                    4              8,755              1,475
 Trustees' fees and expenses payable ..........                7,504                5,525              1,560                829
 Other accrued expenses payable ...............               29,932               41,317             29,510             28,663
                                                     ---------------      ---------------      -------------      -------------
   TOTAL LIABILITIES ..........................            6,407,389            1,908,347          1,521,343            972,024
                                                     ---------------      ---------------      -------------      -------------
NET ASSETS ....................................      $ 2,431,973,412      $ 1,322,868,656      $ 750,461,004      $ 496,132,006
                                                     ===============      ===============      =============      =============
/1/Cost of Investments ........................      $ 2,414,231,555      $ 1,317,300,673      $ 746,109,337      $ 481,577,832
                                                     ===============      ===============      =============      =============
AT APRIL 30, 2006, NET ASSETS CONSISTED
OF:
 Capital Paid-in ..............................      $ 2,431,834,679      $ 1,323,353,290      $ 750,359,331      $ 495,756,204
 Undistributed net investment income ..........               35,233               43,557                  -              1,065
 Accumulated net realized gain (loss) on
  investment transactions .....................              103,500             (528,191)           101,673            374,737
                                                     ---------------      ---------------      -------------      -------------
NET ASSETS ....................................      $ 2,431,973,412      $ 1,322,868,656      $ 750,461,004      $ 496,132,006
                                                     ===============      ===============      =============      =============

58

                  BLACKROCK LIQUIDITY FUNDS

                                                                                              CALIFORNIA           NEW YORK
                                                     MUNIFUND             MUNICASH            MONEY FUND          MONEY FUND
                                               -------------------  -------------------   -----------------   -----------------
Institutional Shares:
 Net Assets .......................                $ 1,371,251,256      $ 1,267,177,086       $ 504,227,185       $ 308,561,592
 Shares outstanding (unlimited authorization)        1,371,200,566        1,267,648,134         504,226,780         308,224,087
 Net Asset Value ..................                $          1.00      $          1.00       $        1.00       $        1.00
Dollar Shares:
 Net Assets .......................                $   107,025,773      $    55,691,570       $  49,764,417       $   5,536,057
 Shares outstanding (unlimited authorization)          107,025,399           55,708,617          49,759,824           5,530,120
 Net Asset Value ..................                $          1.00      $          1.00       $        1.00       $        1.00
Cash Management Shares:
 Net Assets .......................                $    39,102,770      $             -       $     237,389       $   7,445,552
 Shares outstanding (unlimited authorization)           39,099,925                    -             237,341           7,442,295
 Net Asset Value ..................                $          1.00      $             -       $        1.00       $        1.00
Administration Shares:
 Net Assets .......................                $   503,192,956      $             -       $   4,181,061       $  16,977,353
 Shares outstanding (unlimited authorization)          503,147,075                    -           4,180,402          16,963,917
 Net Asset Value ..................                $          1.00      $             -       $        1.00       $        1.00
Bear Stearns Shares:
 Net Assets .......................                $    15,756,843      $             -       $  30,638,894       $   4,249,383
 Shares outstanding (unlimited authorization)           15,755,520                    -          30,632,577           4,245,679
 Net Asset Value ..................                $          1.00      $             -       $        1.00       $        1.00
Bear Stearns Premier Choice Shares:
 Net Assets .......................                $         2,243      $             -       $       2,192       $       2,197
 Shares outstanding (unlimited authorization)                2,247                    -               2,190               2,190
 Net Asset Value ..................                $          1.00      $             -       $        1.00       $        1.00
Bear Stearns Private Client Shares:
 Net Assets .......................                $   222,284,998      $             -       $ 146,455,374       $ 146,257,888
 Shares outstanding (unlimited authorization)          222,265,961                    -         146,422,122         146,157,254
 Net Asset Value ..................                $          1.00      $             -       $        1.00       $        1.00
Bear Stearns Premier Shares:
 Net Assets .......................                $   173,356,573      $             -       $  14,954,492       $   7,101,984
 Shares outstanding (unlimited authorization)          173,337,986                    -          14,950,035           7,097,234
 Net Asset Value ..................                $          1.00      $             -       $        1.00       $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

                                                           TEMPFUND           TEMPCASH           FEDFUND
                                                       ----------------   ----------------   ---------------
Investment Income:
 Interest income ...................................      $ 747,171,368      $ 282,407,675      $ 74,131,972
                                                          -------------      -------------      ------------
Expenses:
 Management fee ....................................         11,294,344          5,174,445         1,650,408
 Investment advisory fee ...........................          8,229,950          3,766,446         1,096,083
 Administration fee ................................         10,770,770          4,171,071         1,464,582
 Custodian fee .....................................            981,468            515,810           101,932
 Transfer agent fee ................................          1,056,160            376,552           118,796
 Shareholder servicing fees - class
   specific ........................................         12,765,239            815,376         1,503,753
 Distribution fees - class specific ................          3,469,872                  -           568,689
 Legal fees ........................................            146,811             49,814            15,783
 Audit fees ........................................             55,567             31,494            16,471
 Printing ..........................................             30,770              9,231             9,412
 Registration fees and expenses ....................             98,991             38,633            32,981
 Trustees' fees and expenses .......................            132,227             48,251            14,099
 Other .............................................            327,682             98,941            55,384
                                                          -------------      -------------      ------------
Total expenses .....................................         49,359,851         15,096,064         6,648,373
                                                          -------------      -------------      ------------
Less management fee waived (Note C) ................         (1,437,539)        (1,250,332)         (490,188)
Less investment advisory and adminis-
 tration fees waived (Note C) ......................         (2,127,946)        (1,926,268)         (758,108)
Less shareholder servicing fees waived -
 class specific (Note C) ...........................           (595,672)                 -          (165,592)
Less distribution fees waived - class
 specific (Note C) .................................         (2,186,178)                 -          (490,834)
Less custody fees paid indirectly (Note C) .........            (34,478)                 -           (19,626)
                                                          -------------      -------------      ------------
Net expenses .......................................         42,978,038         11,919,464         4,724,025
                                                          -------------      -------------      ------------
Net investment income ..............................        704,193,330        270,488,211        69,407,947
 Net realized gain (loss) from investment
   transactions ....................................             (4,026)            (3,205)                -
                                                          -------------      -------------      ------------
 Net increase in net assets resulting from
   operations ......................................      $ 704,189,304      $ 270,485,006      $ 69,407,947
                                                          =============      =============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                           BLACKROCK LIQUIDITY FUNDS

                   FEDERAL TRUST    TREASURY TRUST                                           CALIFORNIA        NEW YORK
     T-FUND            FUND              FUND             MUNIFUND          MUNICASH         MONEY FUND       MONEY FUND
---------------   --------------   ----------------   ---------------   ---------------   ---------------   --------------
   $ 93,443,081      $ 2,900,310       $ 25,090,118      $ 41,883,948      $ 29,007,161      $ 10,735,956      $ 7,546,893
   ------------      -----------       ------------      ------------      ------------      ------------      -----------
      1,992,052           71,258            620,981         1,486,064         1,053,339           550,153          369,286
      1,429,364           44,638            421,499         1,328,225           979,639           404,454          289,122
      1,771,037           71,524            656,118         1,328,225           979,639           353,897          252,982
        128,907            4,049             47,918            81,962            57,532            21,251           14,855
        163,707           10,348             63,849           109,296            81,044            51,447           29,413
      1,746,232           61,093            417,304         1,485,232            73,280           491,463          402,909
              -                -                  -           487,523                 -           292,317          252,840
         20,704              708              4,293            15,389             7,328             3,511            3,578
         15,385           11,946             13,937            21,177            20,996            13,937           15,204
          4,163                -                  -             1,991                 -               543              543
         33,031           12,712             14,807            36,684            20,828             9,667            5,823
         17,254                -              4,951            13,383             8,375             2,994            1,891
         68,137            7,069             22,686            48,091            24,462             9,113            7,445
   ------------      -----------       ------------      ------------      ------------      ------------      -----------
      7,389,973          295,345          2,288,343         6,443,242         3,306,462         2,204,747        1,645,891
   ------------      -----------       ------------      ------------      ------------      ------------      -----------
       (526,388)         (37,355)          (238,239)         (637,820)         (493,967)         (300,208)        (199,022)
       (846,946)         (64,799)          (412,737)       (1,109,223)         (886,271)         (422,890)        (305,044)
              -                -                  -          (194,710)                -           (74,927)         (72,531)
              -                -                  -          (447,363)                -          (242,992)        (245,831)
        (72,632)               -                  -           (25,618)          (25,008)           (2,414)          (1,727)
   ------------      -----------       ------------      ------------      ------------      ------------      -----------
      5,944,007          193,191          1,637,367         4,028,508         1,901,216         1,161,316          821,736
   ------------      -----------       ------------      ------------      ------------      ------------      -----------
     87,499,074        2,707,119         23,452,751        37,855,440        27,105,945         9,574,640        6,725,157
              -              504            (27,272)          195,287          (244,265)          167,680          311,061
   ------------      -----------       ------------      ------------      ------------      ------------      -----------
   $ 87,499,074      $ 2,707,623       $ 23,425,479      $ 38,050,727      $ 26,861,680      $  9,742,320      $ 7,036,218
   ============      ===========       ============      ============      ============      ============      ===========

                                                                              61

                           BLACKROCK LIQUIDITY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  TEMPFUND
                                                                 ------------------------------------------
                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 2006          YEAR ENDED
                                                                      (UNAUDITED)        OCTOBER 31, 2005
                                                                 --------------------  --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................     $    704,193,330      $    765,421,595
  Net gain (loss) on investments ...............................               (4,026)           (3,955,645)
                                                                     ----------------      ----------------
  Net increase in net assets resulting from operations .........          704,189,304           761,465,950
                                                                     ----------------      ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................         (531,325,013)         (594,608,980)
  Dollar Shares ................................................          (93,916,452)         (100,612,236)
  Cash Management Shares .......................................           (5,666,410)           (5,497,777)
  Cash Reserve Shares ..........................................             (743,251)               (9,407)
  Administration Shares ........................................          (30,802,214)          (33,232,238)
  Bear Stearns Shares ..........................................          (12,752,511)           (9,864,345)
  Bear Stearns Premier Choice Shares ...........................              (36,145)              (65,038)
  Bear Stearns Private Client Shares ...........................          (22,504,624)          (17,615,458)
  Bear Stearns Premier Shares ..................................           (6,446,710)           (3,916,116)
                                                                     ----------------      ----------------
   Total distributions from net investment income ..............         (704,193,330)         (765,421,595)
                                                                     ----------------      ----------------
  Capital share transactions (Note D) ..........................        3,424,684,227         5,063,639,702
                                                                     ----------------      ----------------
   Total increase (decrease) in net assets .....................        3,424,680,201         5,059,684,057
Net assets:
  Beginning of period ..........................................       28,039,532,852        22,979,848,795
                                                                     ----------------      ----------------
  End of period ................................................     $ 31,464,213,053      $ 28,039,532,852
                                                                     ================      ================
  End of period undistributed net investment income ............     $              -      $              -

                                                                                   TEMPCASH
                                                                 --------------------------------------------
                                                                    SIX MONTHS ENDED
                                                                     APRIL 30, 2006           YEAR ENDED
                                                                       (UNAUDITED)         OCTOBER 31, 2005
                                                                 ----------------------  --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................        $   270,488,211      $    291,076,263
  Net gain (loss) on investments ...............................                 (3,205)           (2,941,546)
                                                                        ---------------      ----------------
  Net increase in net assets resulting from operations .........            270,485,006           288,134,717
                                                                        ---------------      ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................           (257,099,773)         (276,408,719)
  Dollar Shares ................................................            (13,317,965)          (14,667,437)
  Cash Management Shares .......................................                      -                     -
  Cash Reserve Shares ..........................................                      -                     -
  Administration Shares ........................................                (70,455)                    -
  Bear Stearns Shares ..........................................                      -                     -
  Bear Stearns Premier Choice Shares ...........................                     (9)                  (54)
  Bear Stearns Private Client Shares ...........................                      -                     -
  Bear Stearns Premier Shares ..................................                     (9)                  (53)
                                                                        ---------------      ----------------
   Total distributions from net investment income ..............           (270,488,211)         (291,076,263)
                                                                        ---------------      ----------------
  Capital share transactions (Note D) ..........................            890,635,918         3,794,268,757
                                                                        ---------------      ----------------
   Total increase (decrease) in net assets .....................            890,632,713         3,791,327,211
Net assets:
  Beginning of period ..........................................         12,172,863,771         8,381,536,560
                                                                        ---------------      ----------------
  End of period ................................................        $ 13,063,496,484     $ 12,172,863,771
                                                                        ===============      ================
  End of period undistributed net investment income ............        $             -      $              -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                  BLACKROCK LIQUIDITY FUNDS

                FEDFUND                                   T-FUND                             FEDERAL TRUST FUND
---------------------------------------   ---------------------------------------   -------------------------------------
 SIX MONTHS ENDED                          SIX MONTHS ENDED                          SIX MONTHS ENDED
  APRIL 30, 2006         YEAR ENDED         APRIL 30, 2006         YEAR ENDED         APRIL 30, 2006        YEAR ENDED
    (UNAUDITED)       OCTOBER 31, 2005        (UNAUDITED)       OCTOBER 31, 2005       (UNAUDITED)       OCTOBER 31, 2005
------------------   ------------------   ------------------   ------------------   -----------------   -----------------
   $    69,407,947      $    71,906,333      $    87,499,074      $    92,782,161       $   2,707,119       $   2,769,496
                 -              (12,054)                   -              (91,112)                504                  62
   ---------------      ---------------      ---------------      ---------------       -------------       -------------
        69,407,947           71,894,279           87,499,074           92,691,049           2,707,623           2,769,558
   ---------------      ---------------      ---------------      ---------------       -------------       -------------
       (52,450,117)         (56,845,159)         (62,443,298)         (71,672,291)         (1,731,971)         (2,548,160)
        (8,590,346)          (9,224,103)         (22,305,266)         (18,381,675)           (975,148)           (221,336)
                 -                    -           (2,342,621)          (2,436,951)                  -                   -
           (41,362)             (96,410)                   -                    -                   -                   -
        (1,214,804)            (592,542)            (407,889)            (291,244)                  -                   -
          (757,261)            (714,543)                   -                    -                   -                   -
               (43)                 (53)                   -                    -                   -                   -
        (5,005,578)          (3,691,614)                   -                    -                   -                   -
        (1,348,436)            (750,210)                   -                    -                   -                   -
   ---------------      ---------------      ---------------      ---------------       -------------       -------------
       (69,407,947)         (71,914,634)         (87,499,074)         (92,782,161)         (2,707,119)         (2,769,496)
   ---------------      ---------------      ---------------      ---------------       -------------       -------------
       307,491,392          805,358,063          486,416,635         (158,738,084)          9,096,516          32,876,700
   ---------------      ---------------      ---------------      ---------------       -------------       -------------
       307,491,392          805,337,708          486,416,635         (158,829,196)          9,097,020          32,876,762
     3,112,733,530        2,307,395,822        3,833,055,361        3,991,884,557         129,598,598          96,721,836
   ---------------      ---------------      ---------------      ---------------       -------------       -------------
   $ 3,420,224,922      $ 3,112,733,530      $ 4,319,471,996      $ 3,833,055,361       $ 138,695,618       $ 129,598,598
   ===============      ===============      ===============      ===============       =============       =============
   $             -      $             -      $             -      $             -       $           -       $           -

                                                                              63

                           BLACKROCK LIQUIDITY FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                       TREASURY TRUST FUND
                                                             --------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2006        YEAR ENDED
                                                                 (UNAUDITED)      OCTOBER 31, 2005
                                                             ------------------  ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................    $    23,452,751     $    30,456,420
  Net gain (loss) on investments ...........................            (27,272)            (88,018)
                                                                ---------------     ---------------
  Net increase in net assets resulting from operations .....         23,425,479          30,368,402
                                                                ---------------     ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................        (16,512,987)        (21,191,366)
  Dollar Shares ............................................         (3,682,047)         (5,612,248)
  Cash Management Shares ...................................           (648,385)           (212,404)
  Administration Shares ....................................         (2,609,332)         (3,440,402)
  Bear Stearns Shares ......................................                  -                   -
  Bear Stearns Premier Choice Shares .......................                  -                   -
  Bear Stearns Private Client Shares .......................                  -                   -
  Bear Stearns Premier Shares ..............................                  -                   -
                                                                ---------------     ---------------
   Total distributions from net investment income ..........        (23,452,751)        (30,456,420)
                                                                ---------------     ---------------
  Capital share transactions (Note D) ......................         (9,443,941)        (78,252,083)
                                                                ---------------     ---------------
   Total increase (decrease) in net assets .................         (9,471,213)        (78,340,101)
Net assets:
  Beginning of period ......................................      1,189,518,988       1,267,859,089
                                                                ---------------     ---------------
  End of period ............................................    $ 1,180,047,775     $ 1,189,518,988
                                                                ===============     ===============
  End of period undistributed net investment income ........    $             -     $             -

                                                                             MUNIFUND
                                                             ----------------------------------------
                                                               SIX MONTHS ENDED
                                                                APRIL 30, 2006         YEAR ENDED
                                                                 (UNAUDITED)        OCTOBER 31, 2005
                                                             -------------------  -------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................     $    37,855,440      $    54,933,770
  Net gain (loss) on investments ...........................             195,287               (1,993)
                                                                 ---------------      ---------------
  Net increase in net assets resulting from operations .....          38,050,727           54,931,777
                                                                 ---------------      ---------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................         (23,866,759)         (39,983,333)
  Dollar Shares ............................................          (1,145,865)          (1,240,562)
  Cash Management Shares ...................................            (430,311)            (480,285)
  Administration Shares ....................................          (7,295,435)          (9,836,529)
  Bear Stearns Shares ......................................            (237,106)            (399,042)
  Bear Stearns Premier Choice Shares .......................                 (29)                 (24)
  Bear Stearns Private Client Shares .......................          (2,530,340)          (1,897,394)
  Bear Stearns Premier Shares ..............................          (2,333,618)          (1,079,649)
                                                                 ---------------      ---------------
   Total distributions from net investment income ..........         (37,839,463)         (54,916,818)
                                                                 ---------------      ---------------
  Capital share transactions (Note D) ......................        (653,180,474)         652,158,726
                                                                 ---------------      ---------------
   Total increase (decrease) in net assets .................        (652,969,210)         652,173,685
Net assets:
  Beginning of period ......................................       3,084,942,622        2,432,768,937
                                                                 ---------------      ---------------
  End of period ............................................     $ 2,431,973,412      $ 3,084,942,622
                                                                 ===============      ===============
  End of period undistributed net investment income ........     $        35,233      $             -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                  BLACKROCK LIQUIDITY FUNDS

                 MUNICASH                             CALIFORNIA MONEY FUND                     NEW YORK MONEY FUND
------------------------------------------   ---------------------------------------   -------------------------------------
   SIX MONTHS ENDED                           SIX MONTHS ENDED                          SIX MONTHS ENDED
    APRIL 30, 2006          YEAR ENDED         APRIL 30, 2006         YEAR ENDED         APRIL 30, 2006        YEAR ENDED
     (UNAUDITED)         OCTOBER 31, 2005        (UNAUDITED)       OCTOBER 31, 2005       (UNAUDITED)       OCTOBER 31, 2005
---------------------   ------------------   ------------------   ------------------   -----------------   -----------------
       $   27,105,945      $    47,309,424        $   9,574,640        $  11,925,234       $   6,725,157       $   7,289,171
             (244,265)            (193,105)             167,680               21,829             311,061              63,676
      ---------------      ---------------        -------------        -------------       -------------       -------------
           26,861,680           47,116,319            9,742,320           11,947,063           7,036,218           7,352,847
      ---------------      ---------------        -------------        -------------       -------------       -------------
          (26,289,519)         (45,992,394)          (6,825,841)          (9,675,092)         (4,477,821)         (5,286,582)
             (790,758)          (1,299,056)            (537,808)            (405,748)            (79,038)            (86,882)
                    -                    -               (2,720)              (3,100)            (77,588)            (18,131)
                    -                    -              (53,484)             (64,139)           (222,515)           (318,881)
                    -                    -             (294,812)            (183,547)            (42,233)            (53,872)
                   (6)                 (39)                 (28)                 (37)                (29)                (37)
                    -                    -           (1,670,052)          (1,482,500)         (1,744,364)         (1,461,521)
                   (6)                 (34)            (190,824)            (110,142)            (80,504)            (63,265)
      ---------------      ---------------        -------------        -------------       -------------       -------------
          (27,080,289)         (47,291,523)          (9,575,569)         (11,924,305)         (6,724,092)         (7,289,171)
      ---------------      ---------------        -------------        -------------       -------------       -------------
         (917,679,455)        (154,567,957)         (32,584,909)         281,424,957          77,523,988         101,579,055
      ---------------      ---------------        -------------        -------------       -------------       -------------
         (917,898,064)        (154,743,161)         (32,418,158)         281,447,715          77,836,114         101,642,731
        2,240,766,720        2,395,509,881          782,879,162          501,431,447         418,295,892         316,653,161
      ---------------      ---------------        -------------        -------------       -------------       -------------
      $ 1,322,868,656      $ 2,240,766,720        $ 750,461,004        $ 782,879,162       $ 496,132,006       $ 418,295,892
      ===============      ===============        =============        =============       =============       =============
       $       43,557      $             -        $           -        $           -       $       1,065       $           -

                                                                              65

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO        NET
                                       NET ASSET                    SHAREHOLDERS       ASSET
                                         VALUE           NET          FROM NET         VALUE
                                       BEGINNING     INVESTMENT      INVESTMENT        END OF
                                       OF PERIOD       INCOME          INCOME          PERIOD
                                      -----------   ------------   --------------   -----------
     --------
     TempFund
     --------
     Institutional Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0214      $   (0.0214)     $   1.00
     10/31/05                                1.00         0.0276          (0.0276)         1.00
     10/31/04                                1.00         0.0109          (0.0109)         1.00
     10/31/0312                              1.00         0.0113          (0.0113)         1.00
     10/31/0212                              1.00         0.0186          (0.0186)         1.00
     10/31/0112                              1.00         0.0477          (0.0477)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0201      $   (0.0201)     $   1.00
     10/31/05                                1.00         0.0252          (0.0252)         1.00
     10/31/04                                1.00         0.0084          (0.0084)         1.00
     10/31/0312                              1.00         0.0088          (0.0088)         1.00
     10/31/0212                              1.00         0.0161          (0.0161)         1.00
     10/31/0112                              1.00         0.0452          (0.0452)         1.00
     Cash Management Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0189      $   (0.0189)     $   1.00
     10/31/05                                1.00         0.0227          (0.0227)         1.00
     10/31/04                                1.00         0.0059          (0.0059)         1.00
     10/31/0312                              1.00         0.0063          (0.0063)         1.00
     10/31/0212                              1.00         0.0136          (0.0136)         1.00
     10/31/0112                              1.00         0.0427          (0.0427)         1.00
     Cash Reserve Shares6
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0194      $   (0.0194)     $   1.00
     10/04/05 through 10/31/05               1.00         0.0025          (0.0025)         1.00
     11/01/03 through 12/15/03               1.00         0.0007          (0.0007)         1.00
     10/31/0312                              1.00         0.0067          (0.0067)         1.00
     10/31/0212                              1.00         0.0146          (0.0146)         1.00
     10/31/0112                              1.00         0.0437          (0.0437)         1.00
     Administration Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0209      $   (0.0209)     $   1.00
     10/31/05                                1.00         0.0267          (0.0267)         1.00
     10/31/04                                1.00         0.0099          (0.0099)         1.00
     10/31/0312                              1.00         0.0103          (0.0103)         1.00
     04/04/021 through 10/31/02/12/          1.00         0.0095          (0.0095)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0173      $   (0.0173)     $   1.00
     10/31/05                                1.00         0.0195          (0.0195)         1.00
     10/31/04                                1.00         0.0032          (0.0032)         1.00
     10/31/0312                              1.00         0.0034          (0.0034)         1.00
     05/20/021 through 10/31/02/12/          1.00         0.0041          (0.0041)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0200      $   (0.0200)     $   1.00
     04/25/051 through 10/31/05              1.00         0.0154          (0.0154)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0193      $   (0.0193)     $   1.00
     10/31/05                                1.00         0.0235          (0.0235)         1.00
     03/26/041 through 10/31/04              1.00         0.0048          (0.0048)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/06/16/        $   1.00     $   0.0193      $   (0.0193)     $   1.00
     03/02/051 through 10/31/05              1.00         0.0179          (0.0179)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
66

                           BLACKROCK LIQUIDITY FUNDS

                                                                            RATIO OF
                                                         RATIO OF         EXPENSES TO     RATIO OF NET
                                       RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                     EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
----------------   --------------   -------------   ------------------   -------------   -------------
       2.16%/15/     $ 22,615,680        0.18%/2/             0.18%/2/        0.20%/2/        4.37%/2/
       2.80            20,229,031        0.18                 0.18            0.21            2.78
       1.09            17,452,337        0.18                 0.18            0.21            1.09
       1.14            20,081,053        0.18                 0.18            0.20            1.15
       1.88            19,871,753        0.18                 0.18            0.18            1.88
       4.87            26,150,330        0.18                 0.18            0.20            4.62

       2.03%/15/     $  4,265,656        0.43%/2/             0.43%/2/        0.45%/2/        4.12%/2/
       2.54             4,212,168        0.43                 0.43            0.46            2.57
       0.84             3,665,117        0.43                 0.43            0.46            0.83
       0.89             3,818,036        0.43                 0.43            0.45            0.90
       1.62             4,309,354        0.43                 0.43            0.43            1.63
       4.61             5,677,232        0.43                 0.43            0.45            4.32
       1.91%/15/     $    346,709        0.68%/2/             0.68%/2/        0.70%/2/        3.89%/2/
       2.29               282,475        0.68                 0.68            0.71            2.38
       0.59               192,325        0.68                 0.68            0.71            0.58
       0.63               147,693        0.68                 0.68            0.70            0.57
       1.37                65,140        0.68                 0.68            0.68            1.34
       4.35                58,043        0.68                 0.68            0.70            3.93

       1.96%/15/     $     59,306        0.58%/2/             0.58%/2/        0.60%/2/        4.10%/2/
       0.24/15/             3,723        0.58/2/              0.58/2/         0.62/2/         3.34/2/
       0.07/15/                 -        0.58/2/              0.58/2/         0.60/2/         0.54/2/
       0.76/2/              6,622        0.58/2/              0.58/2/         0.60/2/         0.94/2/
       1.47               178,398        0.58                 0.58            0.58            1.47
       4.46               208,114        0.58                 0.58            0.60            4.42
       2.11%/15/     $  1,828,357        0.28%/2/             0.28%/2/        0.30%/2/        4.29%/2/
       2.70             1,261,354        0.28                 0.28            0.31            2.71
       0.99             1,200,346        0.28                 0.28            0.31            1.25
       1.04                   330        0.28                 0.28            0.30            1.00
       1.66/2/                124        0.28/2/              0.28/2/         0.29/2/         1.62/2/

       1.74%/15/     $    758,296        1.00%/2/             1.00%/2/        1.02%/2/        3.55%/2/
       1.96               706,592        1.00                 1.00            1.03            2.25
       0.32               189,266        0.95                 0.95            1.03            0.34
       0.34                75,071        0.96                 0.96            1.02            0.30
       0.91/2/             22,717        1.00/2/              1.00/2/         1.01/2/         0.88/2/
       2.02%/15/     $        767        0.45%/2/             0.45%/2/        0.70%/2/        3.99%/2/
       1.55/15/             3,619        0.45/2/              0.45/2/         0.72/2/         3.09/2/

       1.95%/15/     $  1,246,732        0.60%/2/             0.60%/2/        1.05%/2/        3.96%/2/
       2.37             1,018,935        0.60                 0.60            1.06            2.57
       0.48/15/           280,458        0.58/2/              0.58/2/         1.05/2/         0.96/2/
       1.95%/15/     $    342,709        0.60%/2/             0.60%/2/        0.80%/2/        3.96%/2/
       1.80/15/           321,636        0.60/2/              0.60/2/         0.81/2/         2.93/2/

                                                                              67

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DIVIDENDS TO        NET
                                           NET ASSET                    SHAREHOLDERS       ASSET
                                             VALUE           NET          FROM NET         VALUE
                                           BEGINNING     INVESTMENT      INVESTMENT        END OF
                                           OF PERIOD       INCOME          INCOME          PERIOD
                                          -----------   ------------   --------------   -----------
     --------
     TempCash
     --------
     Institutional Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0214      $   (0.0214)     $   1.00
     10/31/05                                    1.00         0.0278          (0.0278)         1.00
     10/31/04                                    1.00         0.0112          (0.0112)         1.00
     10/31/03/12/                                1.00         0.0118          (0.0118)         1.00
     10/31/02/12/                                1.00         0.0193          (0.0193)         1.00
     10/31/01/12/                                1.00         0.0483          (0.0483)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0202      $   (0.0202)     $   1.00
     10/31/05                                    1.00         0.0253          (0.0253)         1.00
     10/31/04                                    1.00         0.0087          (0.0087)         1.00
     10/31/03/12/                                1.00         0.0093          (0.0093)         1.00
     10/31/02/12/                                1.00         0.0168          (0.0168)         1.00
     10/31/01/12/                                1.00         0.0458          (0.0458)         1.00
     Administration Shares
     03/31/061 through 04/30/06/16/          $   1.00     $   0.0049      $   (0.0049)     $   1.00
     Bear Stearns Premier Choice Shares/13/
     11/1/05 through 12/13/05/16/            $   1.00     $   0.0043      $   (0.0043)     $   1.00
     10/31/05                                    1.00         0.0251          (0.0251)         1.00
     03/26/041 through 10/31/04                  1.00         0.0056          (0.0056)         1.00
     Bear Stearns Premier Shares/14/
     11/1/05 through 12/13/05/16/            $   1.00     $   0.0042      $   (0.0042)     $   1.00
     10/31/05                                    1.00         0.0234          (0.0234)         1.00
     03/26/041 through 10/31/04                  1.00         0.0041          (0.0041)         1.00
     --------
     FedFund
     --------
     Institutional Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0211      $   (0.0211)     $   1.00
     10/31/05                                    1.00         0.0269          (0.0269)         1.00
     10/31/04                                    1.00         0.0105          (0.0105)         1.00
     10/31/03/12/                                1.00         0.0110          (0.0110)         1.00
     10/31/02/12/                                1.00         0.0183          (0.0183)         1.00
     10/31/01/12/                                1.00         0.0469          (0.0469)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0198      $   (0.0198)     $   1.00
     10/31/05                                    1.00         0.0244          (0.0244)         1.00
     10/31/04                                    1.00         0.0080          (0.0080)         1.00
     10/31/03/12/                                1.00         0.0085          (0.0085)         1.00
     10/31/02/12/                                1.00         0.0158          (0.0158)         1.00
     10/31/01/12/                                1.00         0.0444          (0.0444)         1.00
     Cash Reserve Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0191      $   (0.0191)     $   1.00
     10/31/05                                    1.00         0.0229          (0.0229)         1.00
     10/31/04                                    1.00         0.0065          (0.0065)         1.00
     04/01/031 through 10/31/03/12/              1.00         0.0034          (0.0034)         1.00
     Administration Shares/11/
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0206      $   (0.0206)     $   1.00
     11/10/041 through 10/31/05                  1.00         0.0110          (0.0110)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0171      $   (0.0171)     $   1.00
     10/31/05                                    1.00         0.0189          (0.0189)         1.00
     10/31/04                                    1.00         0.0031          (0.0031)         1.00
     10/31/03/12/                                1.00         0.0033          (0.0033)         1.00
     05/20/021 through 10/31/02/12/              1.00         0.0040          (0.0040)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0198      $   (0.0198)     $   1.00
     10/31/05                                    1.00         0.0244          (0.0244)         1.00
     03/26/041 through 10/31/04/12/              1.00         0.0054          (0.0054)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
68

                           BLACKROCK LIQUIDITY FUNDS

                                                                            RATIO OF
                                                         RATIO OF         EXPENSES TO     RATIO OF NET
                                       RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                     EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
----------------   --------------   -------------   ------------------   -------------   -------------
       2.16%/15/     $ 12,342,658        0.18%/2/             0.18%/2/        0.23%/2/        4.41%/2/
       2.82            11,576,987        0.18                 0.18            0.24            2.88
       1.13             7,850,023        0.18                 0.18            0.23            1.11
       1.18            11,193,249        0.18                 0.18            0.23            1.18
       1.95             7,195,494        0.18                 0.18            0.24            1.92
       4.93             4,923,190        0.18                 0.18            0.29            4.76

       2.04%/15/     $    697,771        0.43%/2/             0.43%/2/        0.48%/2/        4.16%/2/
       2.56               595,873        0.43                 0.43            0.49            2.63
       0.88               531,509        0.43                 0.43            0.49            0.87
       0.93               433,227        0.43                 0.43            0.48            0.94
       1.70               402,137        0.43                 0.43            0.50            1.71
       4.67               447,082        0.43                 0.43            0.54            4.56
       0.39%/15/     $     23,067        0.28%/2/             0.28%/2/        0.33%/2/        4.58%/2/

       0.44%/15/     $          -        0.45%/2/             0.45%/2/        0.73%/2/        3.82%/2/
       2.54                     2        0.45                 0.45            0.80            2.57
       0.56/15/                 2        0.45/2/              0.45/2/         0.50/2/         1.15/2/
       0.42%/15/     $          -        0.60%/2/             0.60%/2/        0.83%/2/        3.34%/2/
       2.37                     2        0.60                 0.60            1.09            2.12
       0.41/15/                 2        0.70/2/              0.70/2/         0.75/2/         0.81/2/
       2.12%/15/     $  2,592,794        0.20%/2/             0.20%/2/        0.28%/2/        4.26%/2/
       2.73             2,320,001        0.20                 0.20            0.29            2.73
       1.05             1,883,220        0.20                 0.20            0.29            1.04
       1.10             2,163,336        0.20                 0.20            0.28            1.10
       1.85             1,955,108        0.20                 0.20            0.26            1.82
       4.79             1,684,597        0.20                 0.20            0.27            4.61

       2.00%/15/     $    366,552        0.45%/2/             0.45%/2/        0.53%/2/        4.00%/2/
       2.47               372,460        0.45                 0.45            0.54            2.49
       0.80               345,479        0.45                 0.45            0.54            0.79
       0.85               397,344        0.45                 0.45            0.53            0.87
       1.60               635,685        0.45                 0.45            0.50            1.61
       4.53               814,186        0.45                 0.45            0.52            4.18
       1.92%/15/     $      2,498        0.60%/2/             0.60%/2/        0.68%/2/        3.89%/2/
       2.32                 1,547        0.60                 0.60            0.70            1.94
       0.65                 9,276        0.60                 0.60            0.69            0.62
       0.59/2/             13,492        0.60/2/              0.60/2/         0.69/2/         0.58/2/

       2.08%/15/     $     69,556        0.30%/2/             0.30%/2/        0.38%/2/        4.19%/2/
       1.10/15/            43,480        0.30/2/              0.30/2/         0.39/2/         2.63/2/
       1.72%/15/     $     53,435        1.00%/2/             1.00%/2/        1.08%/2/        3.45%/2/
       1.91                47,205        1.00                 1.00            1.09            2.14
       0.31                18,837        0.95                 0.95            1.09            0.36
       0.33                 7,889        0.95                 0.95            1.08            0.30
       0.89/2/              2,728        1.00/2/              1.00/2/         1.08/2/         0.87/2/

       2.00%/15/     $          2        0.45%/2/             0.45%/2/        0.80%/2/        3.95%/2/
       2.47                     2        0.45                 0.45            0.87            2.48
       0.54/15/                 2        0.45/2/              0.45/2/         0.54/2/         0.92/2/

                                                                              69

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            DIVIDENDS TO        NET
                                               NET ASSET                    SHAREHOLDERS       ASSET
                                                 VALUE           NET          FROM NET         VALUE
                                               BEGINNING     INVESTMENT      INVESTMENT        END OF
                                               OF PERIOD       INCOME          INCOME          PERIOD
                                              -----------   ------------   --------------   -----------
     -------------------
     FedFund (Continued)
     -------------------
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/06/16/                $   1.00     $   0.0191      $   (0.0191)     $   1.00
     10/31/05                                        1.00         0.0229          (0.0229)         1.00
     03/26/041 through 10/31/04                      1.00         0.0045          (0.0045)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/0616                  $   1.00     $   0.0191      $   (0.0191)     $   1.00
     10/31/05                                        1.00         0.0227          (0.0227)         1.00
     03/26/04/1/ through 10/31/04                    1.00         0.0038          (0.0038)         1.00
     ------
     T-Fund
     ------
     Institutional Shares
     11/1/05 through 04/30/06/16/                $   1.00     $   0.0206      $   (0.0206)     $   1.00
     10/31/05                                        1.00         0.0260          (0.0260)         1.00
     10/31/04                                        1.00         0.0098          (0.0098)         1.00
     10/31/03/12/                                    1.00         0.0106          (0.0106)         1.00
     10/31/02/12/                                    1.00         0.0179          (0.0179)         1.00
     10/31/01/12/                                    1.00         0.0454          (0.0454)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/16/                $   1.00     $   0.0194      $   (0.0194)     $   1.00
     10/31/05                                        1.00         0.0235          (0.0235)         1.00
     10/31/04                                        1.00         0.0073          (0.0073)         1.00
     10/31/03/12/                                    1.00         0.0081          (0.0081)         1.00
     10/31/02/12/                                    1.00         0.0154          (0.0154)         1.00
     10/31/01/12/                                    1.00         0.0429          (0.0429)         1.00
     Cash Management Shares
     11/1/05 through 04/30/06/16/                $   1.00     $   0.0181      $   (0.0181)     $   1.00
     10/31/05                                        1.00         0.0210          (0.0210)         1.00
     10/31/04                                        1.00         0.0048          (0.0048)         1.00
     10/31/03/12/                                    1.00         0.0056          (0.0056)         1.00
     10/31/02/12/                                    1.00         0.0129          (0.0129)         1.00
     10/31/01/12/                                    1.00         0.0404          (0.0404)         1.00
     Administration Shares
     11/1/05 through 04/30/06/16/                $   1.00     $   0.0201      $   (0.0201)     $   1.00
     10/31/05                                        1.00         0.0250          (0.0250)         1.00
     10/31/04                                        1.00         0.0088          (0.0088)         1.00
     10/31/03/12/                                    1.00         0.0096          (0.0096)         1.00
     04/09/02 through 10/31/02/12/                   1.00         0.0089          (0.0089)         1.00
     ------------------
     Federal Trust Fund
     ------------------
     Institutional Shares
     11/1/05 through 04/30/06/12/                $   1.00     $   0.0208      $   (0.0208)     $   1.00
     10/31/05                                        1.00         0.0263          (0.0263)         1.00
     10/31/04                                        1.00         0.0101          (0.0101)         1.00
     10/31/03/12/                                    1.00         0.0106          (0.0106)         1.00
     10/31/02/12/                                    1.00         0.0183          (0.0183)         1.00
     10/31/01/12/                                    1.00         0.0465          (0.0465)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/16/                $   1.00     $   0.0196      $   (0.0196)     $   1.00
     10/31/05                                        1.00         0.0238          (0.0238)         1.00
     10/31/04                                        1.00         0.0076          (0.0076)         1.00
     10/31/03/12/                                    1.00         0.0081          (0.0081)         1.00
     10/31/02/12/                                    1.00         0.0158          (0.0158)         1.00
     10/31/01/12/                                    1.00         0.0440          (0.0440)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
70

                           BLACKROCK LIQUIDITY FUNDS

                                                                            RATIO OF
                                                         RATIO OF         EXPENSES TO     RATIO OF NET
                                       RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                     EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
----------------   --------------   -------------   ------------------   -------------   -------------
       1.92%/15/      $   268,135        0.60%/2/             0.60%/2/        1.13%/2/        3.86%/2/
       2.32               241,913        0.60                 0.60            1.14            2.59
       0.45/15/            50,579        0.58/2/              0.58/2/         0.80/2/         0.92/2/

       1.92%/15/      $    67,253        0.60%/2/             0.60%/2/        0.88%/2/        3.85%/2/
       2.30                86,126        0.60                 0.60            0.89            2.84
       0.38/15/                 2        0.70/2/              0.70/2/         0.79/2/         0.60/2/
       2.08%/15/      $ 3,174,022        0.20%/2/             0.20%/2/        0.26%/2/        4.18%/2/
       2.63             2,958,524        0.20                 0.20            0.28            2.66
       0.99             2,438,998        0.20                 0.20            0.28            0.98
       1.06             2,601,725        0.20                 0.20            0.27            1.06
       1.80             2,831,278        0.20                 0.20            0.25            1.79
       4.63             2,582,091        0.20                 0.19            0.27            4.46

       1.95%/15/      $   925,216        0.45%/2/             0.45%/2/        0.51%/2/        3.90%/2/
       2.37               728,168        0.45                 0.45            0.53            2.43
       0.74             1,481,069        0.45                 0.45            0.53            0.73
       0.81               449,468        0.45                 0.45            0.52            0.79
       1.55               448,592        0.45                 0.45            0.50            1.54
       4.37               542,219        0.45                 0.44            0.52            4.34
       1.83%/15/      $   200,771        0.70%/2/             0.70%/2/        0.76%/2/        3.70%/2/
       2.12               126,531        0.70                 0.70            0.78            2.21
       0.48                71,616        0.70                 0.70            0.78            0.49
       0.56                73,714        0.70                 0.70            0.77            0.56
       1.29                79,717        0.70                 0.70            0.76            1.27
       4.11                45,678        0.70                 0.69            0.77            3.99

       2.03%/15/      $    19,463        0.30%/2/             0.30%/2/        0.36%/2/        4.06%/2/
       2.53                19,832        0.30                 0.30            0.37            2.98
       0.89                   201        0.30                 0.30            0.39            0.90
       0.96                   142        0.30                 0.30            0.37            0.98
       1.58/2/            185,529        0.30/2/              0.30/2/         0.37/2/         1.55/2/
       2.10%/15/      $    77,653        0.20%/2/             0.20%/2/        0.35%/2/        4.16%/2/
       2.67               110,741        0.20                 0.20            0.38            2.68
       1.02                88,886        0.20                 0.20            0.35            0.97
       1.07               193,437        0.20                 0.20            0.35            1.07
       1.84               194,335        0.20                 0.20            0.30            1.84
       4.75               187,005        0.20                 0.20            0.31            4.53

       1.97%/15/      $    61,043        0.45%/2/             0.45%/2/        0.60%/2/        3.99%/2/
       2.41                18,857        0.45                 0.45            0.63            2.55
       0.77                 7,835        0.45                 0.45            0.60            0.80
       0.81                 4,555        0.45                 0.45            0.60            0.80
       1.59                 4,675        0.44                 0.44            0.53            1.64
       4.49                14,253        0.45                 0.45            0.56            4.39

                                                                              71

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     -----------   ------------   --------------   -----------
     -------------------
     Treasury Trust Fund
     -------------------
     Institutional Shares
     11/1/05 through 4/30/06/16/        $   1.00     $   0.0195      $   (0.0195)     $   1.00
     10/31/05                               1.00         0.0244          (0.0244)         1.00
     10/31/04                               1.00         0.0091          (0.0091)         1.00
     10/31/03/12/                           1.00         0.0098          (0.0098)         1.00
     10/31/02/12/                           1.00         0.0170          (0.0170)         1.00
     10/31/01/12/                           1.00         0.0443          (0.0443)         1.00
     Dollar Shares
     11/1/05 through 4/30/06/12/        $   1.00     $   0.0183      $   (0.0183)     $   1.00
     10/31/05                               1.00         0.0219          (0.0219)         1.00
     10/31/04                               1.00         0.0066          (0.0066)         1.00
     10/31/03/12/                           1.00         0.0073          (0.0073)         1.00
     10/31/02/12/                           1.00         0.0145          (0.0145)         1.00
     10/31/01/12/                           1.00         0.0418          (0.0418)         1.00
     Cash Management Shares/4/
     11/1/05 through 4/30/06/12/        $   1.00     $   0.0170      $   (0.0170)     $   1.00
     11/17/04 through 10/31/05              1.00         0.0190          (0.0190)         1.00
     11/01/03 through 06/20/04              1.00         0.0018          (0.0018)         1.00
     12/03/02 through 10/31/03/12/          1.00         0.0021          (0.0021)         1.00
     11/01/01 through 10/15/02/12/          1.00         0.0116          (0.0116)         1.00
     12/11/00 through 10/31/01/12/          1.00         0.0331          (0.0331)         1.00
     Administration Shares/8/
     11/1/05 through 4/30/06/16/        $   1.00     $   0.0190      $   (0.0190)     $   1.00
     10/31/05                               1.00         0.0234          (0.0234)         1.00
     05/25/04 through 10/31/04              1.00         0.0043          (0.0043)         1.00
     11/02/02 through 10/02/03/12/          1.00         0.0083          (0.0083)         1.00
     05/30/02 through 10/31/02/12/          1.00         0.0063          (0.0063)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
72

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.97%/15/       $  856,493        0.20%/2/        0.20%/2/        0.31%/2/        3.93%/2/
       2.47               806,381        0.20            0.20            0.31            2.43
       0.92               783,247        0.20            0.20            0.31            0.89
       0.99             1,401,853        0.20            0.20            0.30            0.97
       1.71             1,053,635        0.20            0.20            0.28            1.70
       4.52               766,758        0.19            0.19            0.27            4.48

       1.84%/15/       $  183,106        0.45%/2/        0.45%/2/        0.56%/2/        3.68%/2/
       2.21               206,999        0.45            0.45            0.56            2.09
       0.67               343,163        0.45            0.45            0.56            0.68
       0.74               270,930        0.45            0.45            0.56            0.75
       1.46               321,730        0.45            0.45            0.53            1.46
       4.26               379,989        0.44            0.44            0.52            4.17
       1.71%/15/       $   17,171        0.70%/2/        0.70%/2/        0.81%/2/        3.28%/2/
       1.92                21,929        0.70/2/         0.70/2/         0.81/2/         1.58/2/
       0.18                     -        0.70/2/         0.70/2/         0.80/2/         0.27/2/
       0.39/2/              6,924        0.70/2/         0.70/2/         0.80/2/         0.48/2/
       1.16/2/                  -        0.69/2/         0.69/2/         0.76/2/         1.22/2/
       3.78/2/              8,363        0.76/2/         0.76/2/         0.85/2/         4.42/2/

       1.92%/15/       $  123,278        0.30%/2/        0.30%/2/        0.41%/2/        3.80%/2/
       2.37               154,211        0.30            0.30            0.41            2.36
       0.44/15/           141,449        0.30/2/         0.30/2/         0.40/2/         1.04/2/
       0.91/2/                  -        0.30/2/         0.30/2/         0.42/2/         0.91/2/
       1.49/2/             33,255        0.30/2/         0.30/2/         0.42/2/         1.49/2/

                                                                              73

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DIVIDENDS TO        NET
                                           NET ASSET                    SHAREHOLDERS       ASSET
                                             VALUE           NET          FROM NET         VALUE
                                           BEGINNING     INVESTMENT      INVESTMENT        END OF
                                           OF PERIOD       INCOME          INCOME          PERIOD
                                          -----------   ------------   --------------   -----------
     --------
     MuniFund
     --------
     Institutional Shares
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0143      $   (0.0143)     $   1.00
     10/31/05                                    1.00         0.0199          (0.0199)         1.00
     10/31/04                                    1.00         0.0095          (0.0095)         1.00
     10/31/03/12/                                1.00         0.0096          (0.0096)         1.00
     10/31/02/12/                                1.00         0.0142          (0.0142)         1.00
     10/31/01/12/                                1.00         0.0302          (0.0302)         1.00
     Dollar Shares
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0131      $   (0.0131)     $   1.00
     10/31/05                                    1.00         0.0174          (0.0174)         1.00
     10/31/04                                    1.00         0.0070          (0.0070)         1.00
     10/31/03/12/                                1.00         0.0071          (0.0071)         1.00
     10/31/02/12/                                1.00         0.0117          (0.0117)         1.00
     10/31/01/12/                                1.00         0.0277          (0.0277)         1.00
     Cash Management Shares/3/
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0118      $   (0.0118)     $   1.00
     10/31/05                                    1.00         0.0149          (0.0149)         1.00
     10/31/04                                    1.00         0.0045          (0.0045)         1.00
     10/31/03/12/                                1.00         0.0040          (0.0040)         1.00
     10/31/02/12/                                1.00         0.0085          (0.0085)         1.00
     10/31/01/12/                                1.00         0.0252          (0.0252)         1.00
     Cash Reserve Shares/7/
     11/01/02 through 08/06/03/12/           $   1.00     $   0.0047      $   (0.0047)     $   1.00
     10/31/02/12/                                1.00         0.0102          (0.0102)         1.00
     10/31/01/12/                                1.00         0.0262          (0.0262)         1.00
     Administration Shares/9/
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0138      $   (0.0138)     $   1.00
     10/31/05                                    1.00         0.0189          (0.0189)         1.00
     05/17/04 through 10/31/04                   1.00         0.0044          (0.0044)         1.00
     11/01/02 through 10/06/03/12/               1.00         0.0081          (0.0081)         1.00
     04/18/02/1/ through 10/31/02/12/            1.00         0.0069          (0.0069)         1.00
     Bear Stearns Shares
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0104      $   (0.0104)     $   1.00
     10/31/05                                    1.00         0.0119          (0.0119)         1.00
     10/31/04                                    1.00         0.0026          (0.0026)         1.00
     10/31/03/12/                                1.00         0.0026          (0.0026)         1.00
     05/20/02/1/ through 10/31/02/12/            1.00         0.0024          (0.0024)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0131      $   (0.0131)     $   1.00
     04/25/05/1/ through 10/31/05                1.00         0.0108          (0.0108)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0123      $   (0.0123)     $   1.00
     10/31/05                                    1.00         0.0155          (0.0155)         1.00
     03/26/04/1/ through 10/31/04                1.00         0.0033          (0.0033)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 4/30/06/16/             $   1.00     $   0.0123      $   (0.0123)     $   1.00
     03/02/05/1/ through 10/31/05                1.00         0.0120          (0.0120)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
74

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.44%/15/      $ 1,371,251        0.20%/2/        0.20%/2/        0.33%/2/        2.86%/2/
       2.01             2,135,257        0.20            0.19            0.33            2.02
       0.95             1,812,753        0.20            0.19            0.34            0.95
       0.96             1,549,951        0.20            0.19            0.35            0.93
       1.43             1,037,163        0.20            0.19            0.37            1.41
       3.06               688,837        0.20            0.19            0.39            3.02

       1.32%/15/      $   107,026        0.45%/2/        0.45%/2/        0.58%/2/        2.64%/2/
       1.76                84,763        0.45            0.44            0.58            1.75
       0.70                82,323        0.45            0.45            0.59            0.73
       0.71                37,749        0.45            0.44            0.60            0.74
       1.18                74,526        0.45            0.44            0.62            1.18
       2.81                70,990        0.45            0.44            0.64            2.66
       1.19%/15/      $    39,103        0.70%/2/        0.70%/2/        0.83%/2/        2.39%/2/
       1.51                35,774        0.70            0.69            0.83            1.58
       0.45                20,114        0.70            0.69            0.84            0.43
       0.45/2/             22,423        0.70/2/         0.69/2/         0.85/2/         0.40/2/
       0.91/2/             11,197        0.70/2/         0.69/2/         0.87/2/         0.90/2/
       2.55                 4,763        0.70            0.69            0.89            2.39

       0.57%/2/       $         -        0.60%           0.59%           0.75%           0.63%
       1.03                 8,626        0.60            0.59            0.77            1.03
       2.65                12,089        0.60            0.59            0.79            2.68
       1.39%/15/      $   503,193        0.30%/2/        0.30%/2/        0.43%/2/        2.79%/2/
       1.91               516,607        0.30            0.29            0.43            1.90
       0.44               437,590        0.30/2/         0.30/2/         0.43/2/         1.01/2/
       0.87/2/                  -        0.30/2/         0.29/2/         0.45/2/         0.90/2/
       1.28/2/             13,051        0.30/2/         0.29/2/         0.47/2/         1.27/2/

       1.04%/15/      $    15,757        1.00%/2/        1.00%/2/        1.13%/2/        2.06%/2/
       1.20                24,225        1.00            0.99            1.13            1.15
       0.26                28,191        0.90            0.89            1.14            0.29
       0.26                 5,371        0.88            0.87            1.15            0.25
       0.54/2/              6,215        1.00/2/         0.99/2/         1.16/2/         0.57/2/
       1.32%/15/      $         2        0.45%/2/        0.45%/2/        0.83%/2/        2.44%/2/
       1.08/15/                 2        0.45/2/         0.44/2/         0.58/2/         1.75/2/

       1.24%/15/      $   222,285        0.60%/2/        0.60%/2/        1.18%/2/        2.50%/2/
       1.56               161,860        0.63            0.62            1.18            1.64
       0.3315              51,799        0.68/2/         0.68/2/         0.83/2/         0.67/2/
       1.24%/15/      $   173,357        0.60%/2/        0.60%/2/        0.93%/2/        2.49%/2/
       1.2115             126,455        0.60/2/         0.59/2/         0.93/2/         1.88/2/

                                                                              75

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DIVIDENDS TO        NET
                                              NET ASSET                    SHAREHOLDERS       ASSET
                                                VALUE           NET          FROM NET         VALUE
                                              BEGINNING     INVESTMENT      INVESTMENT        END OF
                                              OF PERIOD       INCOME          INCOME          PERIOD
                                             -----------   ------------   --------------   -----------
     --------
     MuniCash
     --------
     Institutional Shares
     11/1/05 through 4/30/06/16/                $   1.00     $   0.0146      $   (0.0146)     $   1.00
     10/31/05                                       1.00         0.0206          (0.0206)         1.00
     10/31/04                                       1.00         0.0100          (0.0100)         1.00
     10/31/03/12/                                   1.00         0.0108          (0.0108)         1.00
     10/31/02/12/                                   1.00         0.0156          (0.0156)         1.00
     10/31/01/12/                                   1.00         0.0325          (0.0325)         1.00
     Dollar Shares
     11/1/05 through 4/30/06/16/                $   1.00     $   0.0134      $   (0.0134)     $   1.00
     10/31/05                                       1.00         0.0181          (0.0181)         1.00
     10/31/04                                       1.00         0.0075          (0.0075)         1.00
     10/31/03/12/                                   1.00         0.0083          (0.0083)         1.00
     10/31/02/12/                                   1.00         0.0131          (0.0131)         1.00
     10/31/01/12/                                   1.00         0.0300          (0.0300)         1.00
     Cash Management Shares/5/
     11/01/01 through 10/15/02/12/              $   1.00     $   0.0101      $   (0.0101)     $   1.00
     03/02/01/1/ through 10/31/01/12/               1.00         0.0163          (0.0163)         1.00
     Bear Stearns Premier Choice Shares/13/
     11/1/05 through 12/13/05/16/               $   1.00     $   0.0030      $   (0.0030)     $   1.00
     10/31/05                                       1.00         0.0181          (0.0181)         1.00
     03/26/04/1/ through 10/31/04                   1.00         0.0049          (0.0049)         1.00
     Bear Stearns Premier Shares/14/
     11/1/05 through 12/13/05/16/               $   1.00     $   0.0027      $   (0.0027)     $   1.00
     10/31/05                                       1.00         0.0157          (0.0157)         1.00
     03/26/04/1/ through 10/31/04                   1.00         0.0035          (0.0035)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
76

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.47%/15/      $ 1,267,177        0.20%/2/        0.20%/2/        0.35%/2/        2.93%/2/
       2.09             2,181,441        0.20            0.19            0.34            2.04
       1.01             2,315,927        0.20            0.19            0.33            1.01
       1.09             2,054,465        0.20            0.19            0.34            1.04
       1.57             1,257,237        0.20            0.19            0.36            1.55
       3.30               809,890        0.20            0.19            0.40            3.04
       1.35%/15/      $    55,692        0.45%/2/        0.45%/2/        0.60%/2/        2.70%/2/
       1.83                59,321        0.45            0.44            0.59            1.79
       0.76                79,579        0.45            0.44            0.58            0.75
       0.84                90,241        0.45            0.44            0.59            0.81
       1.32                58,991        0.45            0.44            0.61            1.30
       3.04                40,306        0.45            0.45            0.65            3.19
       1.01%/2/       $         -        0.70%/2/        0.69%/2/        0.87%/2/        1.07%/2/
       2.472                5,118        0.69/2/         0.69/2/         0.89/2/         2.36/2/
       0.30%/15/      $         -        0.45%/2/        0.45%/2/        0.85%/2/        2.50%/2/
       1.83                     2        0.45            0.44            0.85            1.77
       0.50/15/                 2        0.45/2/         0.44/2/         0.58/2/         0.84/2/
       0.27%/15/      $         -        0.70%/2/        0.70%/2/        0.93%/2/        2.32%/2/
       1.58                     2        0.62            0.61            0.85            1.60
       0.35/15/                 2        0.70/2/         0.69/2/         0.83/2/         0.57/2/

                                                                              77

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DIVIDENDS TO        NET
                                           NET ASSET                    SHAREHOLDERS       ASSET
                                             VALUE           NET          FROM NET         VALUE
                                           BEGINNING     INVESTMENT      INVESTMENT        END OF
                                           OF PERIOD       INCOME          INCOME          PERIOD
                                          -----------   ------------   --------------   -----------
     ---------------------
     California Money Fund
     ---------------------
     Institutional Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0142      $   (0.0142)     $   1.00
     10/31/05                                    1.00         0.0197          (0.0197)         1.00
     10/31/04                                    1.00         0.0092          (0.0092)         1.00
     10/31/03/12/                                1.00         0.0094          (0.0094)         1.00
     10/31/02/12/                                1.00         0.0132          (0.0132)         1.00
     10/31/01/12/                                1.00         0.0271          (0.0271)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0130      $   (0.0130)     $   1.00
     10/31/05                                    1.00         0.0172          (0.0172)         1.00
     10/31/04                                    1.00         0.0067          (0.0067)         1.00
     10/31/03/12/                                1.00         0.0069          (0.0069)         1.00
     10/31/02/12/                                1.00         0.0107          (0.0107)         1.00
     10/31/01/12/                                1.00         0.0246          (0.0246)         1.00
     Cash Management Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0118      $   (0.0118)     $   1.00
     10/31/05                                    1.00         0.0147          (0.0147)         1.00
     10/31/04                                    1.00         0.0042          (0.0042)         1.00
     07/14/03/1/ through 10/31/03/12/            1.00         0.0008          (0.0008)         1.00
     Administration Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0137      $   (0.0137)     $   1.00
     10/31/05                                    1.00         0.0187          (0.0187)         1.00
     06/17/04/1/ through 10/31/04                1.00         0.0037          (0.0037)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0103      $   (0.0103)     $   1.00
     10/31/05                                    1.00         0.0117          (0.0117)         1.00
     10/31/04                                    1.00         0.0025          (0.0025)         1.00
     10/31/03/12/                                1.00         0.0025          (0.0025)         1.00
     05/20/02/1/ through 10/31/02/12/            1.00         0.0022          (0.0022)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0130      $   (0.0130)     $   1.00
     10/31/05                                    1.00         0.0172          (0.0172)         1.00
     03/26/04/1/ through 10/31/04                1.00         0.0045          (0.0045)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0123      $   (0.0123)     $   1.00
     10/31/05                                    1.00         0.0152          (0.0152)         1.00
     03/26/04/1/ through 10/31/04                1.00         0.0030          (0.0030)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/06/16/            $   1.00     $   0.0123      $   (0.0123)     $   1.00
     10/31/05                                    1.00         0.0154          (0.0154)         1.00
     03/26/04/1/ through 10/31/04                1.00         0.0036          (0.0036)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
78

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.43%/15/        $ 504,227        0.20%/2/        0.20%/2/        0.41%/2/        2.87%/2/
       1.99               593,417        0.20            0.20            0.41            2.00
       0.92               454,698        0.20            0.20            0.41            0.92
       0.94               496,630        0.20            0.19            0.40            0.93
       1.33               456,081        0.20            0.19            0.42            1.32
       2.74               542,541        0.20            0.19            0.44            2.72

       1.31%/15/        $  49,764        0.45%/2/        0.45%/2/        0.66%/2/        2.64%/2/
       1.74                26,293        0.45            0.45            0.65            1.84
       0.68                 1,347        0.45            0.44            0.66            0.66
       0.69                15,463        0.45            0.44            0.65            0.71
       1.07                29,922        0.45            0.45            0.67            1.12
       2.49                27,460        0.45            0.44            0.69            2.45
       1.18%/15/        $     237        0.70%/2/        0.70%/2/        0.91%/2/        2.37%/2/
       1.48                   205        0.70            0.70            0.91            1.50
       0.42                   120        0.70            0.70            0.90            0.40
       0.25/2/                227        0.69/2/         0.68/2/         0.91/2/         0.25/2/

       1.38%/15/        $   4,181        0.30%/2/        0.30%/2/        0.51%/2/        2.77%/2/
       1.89                 3,898        0.30            0.30            0.51            1.98
       0.37/15/             1,738        0.30/2/         0.30/2/         0.51/2/         1.00/2/
       1.03%/15/        $  30,639        1.00%/2/        1.00%/2/        1.21%/2/        2.09%/2/
       1.18                15,777        1.00            1.00            1.21            1.27
       0.25                 6,307        0.86            0.86            1.20            0.25
       0.25                 3,103        0.88            0.87            1.20            0.24
       0.48/2/                668        1.00/2/         0.99/2/         1.20/2/         0.51/2/

       1.31%/15/        $       2        0.45%/2/        0.45%/2/        0.91%/2/        2.73%/2/
       1.74                     2        0.45            0.45            0.87            1.90
       0.45/15/                 2        0.45/2/         0.45/2/         0.66/2/         0.76/2/
       1.23%/15/        $ 146,455        0.60%/2/        0.60%/2/        1.26%/2/        2.48%/2/
       1.54               127,509        0.64            0.64            1.26            1.62
       0.32/15/            37,216        0.68/2/         0.68/2/         0.91/2/         0.63/2/

       1.23%/15/        $  14,954        0.60%/2/        0.60%/2/        1.00%/2/        2.48%/2/
       1.55                15,778        0.60            0.60            1.01            1.90
       0.36/15/                 2        0.60/2/         0.60/2/         0.81/2/         0.55/2/

                                                                              79

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DIVIDENDS TO        NET
                                          NET ASSET                    SHAREHOLDERS       ASSET
                                            VALUE           NET          FROM NET         VALUE
                                          BEGINNING     INVESTMENT      INVESTMENT        END OF
                                          OF PERIOD       INCOME          INCOME          PERIOD
                                         -----------   ------------   --------------   -----------
     -------------------
     New York Money Fund
     -------------------
     Institutional Shares
     11/1/05 through 04/30/06/16/           $   1.00     $   0.0144      $   (0.0144)     $   1.00
     10/31/05                                   1.00         0.0197          (0.0197)         1.00
     10/31/04                                   1.00         0.0091          (0.0091)         1.00
     10/31/03/12/                               1.00         0.0096          (0.0096)         1.00
     10/31/02/12/                               1.00         0.0131          (0.0131)         1.00
     10/31/01/12/                               1.00         0.0285          (0.0285)         1.00
     Dollar Shares
     11/1/05 through 04/30/0616             $   1.00     $   0.0131      $   (0.0131)     $   1.00
     10/31/05                                   1.00         0.0172          (0.0172)         1.00
     10/31/04                                   1.00         0.0066          (0.0066)         1.00
     10/31/03/12/                               1.00         0.0071          (0.0071)         1.00
     10/31/02/12/                               1.00         0.0106          (0.0106)         1.00
     10/31/01/12/                               1.00         0.0260          (0.0260)         1.00
     Cash Management Shares
     11/1/05 through 04/30/06/16/           $   1.00     $   0.0119      $   (0.0119)     $   1.00
     03/03/05/1/ through 10/31/05               1.00         0.0114          (0.0114)         1.00
     Administration Shares
     11/1/05 through 04/30/06/16/           $   1.00     $   0.0139      $   (0.0139)     $   1.00
     10/31/05                                   1.00         0.0187          (0.0187)         1.00
     06/17/04 through 10/31/04                  1.00         0.0035          (0.0035)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/06/16/           $   1.00     $   0.0104      $   (0.0104)     $   1.00
     10/31/05                                   1.00         0.0117          (0.0117)         1.00
     10/31/04                                   1.00         0.0024          (0.0024)         1.00
     10/31/03/12/                               1.00         0.0025          (0.0025)         1.00
     05/20/02 through 10/31/0212                1.00         0.0021          (0.0021)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/06/16/           $   1.00     $   0.0131      $   (0.0131)     $   1.00
     10/31/05                                   1.00         0.0172          (0.0172)         1.00
     03/26/04 through 10/31/04                  1.00         0.0043          (0.0043)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/06/16/           $   1.00     $   0.0124      $   (0.0124)     $   1.00
     10/31/05                                   1.00         0.0152          (0.0152)         1.00
     03/26/04 through 10/31/04                  1.00         0.0030          (0.0030)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/06/16/           $   1.00     $   0.0124      $   (0.0124)     $   1.00
     10/31/05                                   1.00         0.0154          (0.0154)         1.00
     03/26/04 through 10/31/04                  1.00         0.0034          (0.0034)         1.00

/1/ Commencement of operations of share class.
/2/ Annualized.
/3/ There were no Cash Management Shares outstanding during the periods
    December 18, 2001 to January 10, 2002 and December 6, 2002 to January
    9, 2003.
/4/ There were no Cash Management Shares outstanding during the periods
    October 16, 2002 to December 2, 2002 , January 17, 2003 to May 29, 2003
    and June 21, 2004 to November 16, 2004.
/5/ There were no Cash Management Shares outstanding during the period
    October 16, 2002 to April 30, 2006.
/6/ There were no Cash Reserve Shares outstanding during the period August 7,
    2003 to September 15, 2003 and December 16, 2003 to October 4, 2005.
/7/ There were no Cash Reserve Shares outstanding during the period August 7,
    2003 to April 30, 2006.
/8/ There were no Administration Shares outstanding during the period October
    3, 2003 to May 24, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
80

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
    RETURN10        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.45%/15/        $ 308,562        0.20%/2/        0.20%/2/        0.41%/2/        2.90%/2/
       1.99               271,454        0.20            0.20            0.41            1.98
       0.92               234,346        0.20            0.19            0.40            0.90
       0.96               347,960        0.20            0.19            0.40            0.95
       1.32               362,077        0.20            0.19            0.41            1.31
       2.89               369,989        0.20            0.19            0.44            2.82

       1.32%/15/        $   5,536        0.45%/2/        0.45%/2/        0.66%/2/        2.65%/2/
       1.74                 5,515        0.45            0.45            0.66            1.67
       0.67                 5,059        0.45            0.44            0.65            0.67
       0.71                 5,216        0.45            0.44            0.65            0.68
       1.07                 4,716        0.45            0.44            0.66            1.06
       2.63                 3,896        0.45            0.44            0.69            2.52
       1.20%/15/        $   7,446        0.70%/2/        0.70%/2/        0.91%/2/        2.45%/2/
       1.14                 3,585        0.70/2/         0.70/2/         0.91/2/         1.80/2/

       1.40%/15/        $  16,977        0.30%/2/        0.30%/2/        0.51%/2/        2.80%/2/
       1.89                16,394        0.30            0.30            0.51            1.84
       0.35/15/            21,890        0.30/2/         0.30/2/         0.51/2/         0.94/2/
       1.05%/15/        $   4,249        1.00%/2/        1.00%/2/        1.21%/2/        2.11%/2/
       1.18                 3,831        1.00            1.00            1.21            1.35
       0.24                 1,420        0.83            0.82            1.20            0.21
       0.25                18,652        0.91            0.90            1.20            0.25
       0.46/2/             16,997        1.00/2/         0.99/2/         1.19/2/         0.46/2/

       1.32%/15/        $       2        0.45%/2/        0.45%/2/        0.91%/2/        2.74%/2/
       1.74                     2        0.45            0.45            0.87            1.94
       0.43/15/                 2        0.45/2/         0.44/2/         0.65/2/         0.69/2/
       1.25%/15/        $ 146,258        0.60%/2/        0.60%/2/        1.26%/2/        2.51%/2/
       1.54               111,739        0.64            0.64            1.26            1.58
       0.30/15/            53,933        0.69/2/         0.68/2/         0.92/2/         0.56/2/

       1.25%/15/        $   7,102        0.60%/2/        0.60%/2/        1.00%/2/        2.51%/2/
       1.56                 5,774        0.61            0.61            1.02            1.82
       0.34/15/                 2        0.60/2/         0.59/2/         0.80/2/         0.55/2/

 9  There were no Administration Shares outstanding during the period October
    7, 2003 to May 16, 2004.
 10 Past performance is no guarantee of future results.
 11 There were no Administration Shares outstanding during the period
    November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.
 12 Audited by other auditors.
 13 There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to April 30, 2006.
 14 There were no Bear Stearns Premier Shares outstanding during the period
    December 14, 2005 to April 30, 2006.
 15 Not Annualized.
 16 Unaudited.

                                                                              81

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.;
(2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment;
(4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for
New York Investors, Inc. (together, the"Predecessor Companies"). On February
10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Trust's ten portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury
Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares, and Plus Shares. FedFund offers ten classes of shares:
Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear
Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and
Institutional Shares. TempCash and MuniCash each offer nine classes of shares:
Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice
Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus
Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund
offers nine classes of shares: Administration Shares, Bear Stearns Premier
Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares,
Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional
Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offer eight classes of shares: Administration Shares, Bear Stearns Premier Shares,
Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares.
As of April 30, 2006, no Plus Shares or Cash Plus Shares were outstanding.

     Effective March 1, 2005 Bear Stearns Premier Select Shares was renamed to
Bear Stearns Premier Choice Shares.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash, FedFund and T-Fund, the
Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

                                                                              83

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences could be material.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of daily relative net assets.

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect, wholly-owned subsidiary of
BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. BlackRock, Inc. is an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co.,
an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and sub-administrator. BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     On February 21, 2006, The Trust entered into a Management Agreement with
BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

     For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund's average daily net assets and paid monthly:

Fund             TempFund
Management Fee   .350% of the first $1 billion
                 .300% of the next $1 billion
                 .250% of the next $1 billion
                 .200% of the next $1 billion
                 .195% of the next $1 billion
                 .190% of the next $1 billion
                 .180% of the next $1 billion
                 .175% of the next $1 billion
                 .170% of amounts in excess of $8 billion.

                 TempCash, MuniFund and                      California Money Fund
Fund             MuniCash                                    and New York Money
Management Fee   .350% of the first $1 billion               .375% of the first $1 billion
                 .300% of the next $1 billion                .350% of the next $1 billion
                 .250% of the next $1 billion                .325% of the next $1 billion
                 .200% of the next $1 billion                .300% of amounts in excess of $3 billion.
                 .195% of the next $1 billion
                 .190% of the next $1 billion
                 .185% of the next $1 billion
                 .180% of amounts in excess of $7 billion.

     The following annual fees shall be computed daily and paid monthly to
BIMC:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
          Calculation A                                  Calculation B
          .175% of the first $1 billion*                 .175% of the first $1 billion**
          .150% of the next $1 billion*                  .150% of the next $1 billion**
          .125% of the next $1 billion*                  .125% of the next $1 billion**
          .100% of the next $1 billion*                  .100% of amounts in excess of $3 billion.**
          .095% of the next $1 billion*
          .090% of the next $1 billion*
          .085% of the next $1 billion*
          .080% of amounts in excess of $7 billion.*

     The Management Fee is equal to Calculation A plus Calculation B.

     *Based on the combined average net assets of FedFund, T-Fund, Federal
      Trust Fund and Treasury Trust Fund.

     **Based on the average net assets of each portfolio.

84

                           BLACKROCK LIQUIDITY FUNDS

     Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the "Prior Advisory Agreement"), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the "Prior Administration Agreement"). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

     Under the Prior Advisory Agreement in return for BIMC's advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets as follows:

Fund                   TempFund
Advisory Fee - Prior   .175% of the first $1 billion
 Advisory Agreement    .150% of the next $1 billion
                       .125% of the next $1 billion
                       .100% of the next $1 billion
                       .095% of the next $1 billion
                       .090% of the next $1 billion
                       .080% of the next $1 billion
                       .075% of the next $1 billion
                       .070% of amounts in excess of $8 billion.

                       TempCash, MuniFund                          California Money Fund
Fund                   and MuniCash                                and New York Money
Advisory Fee - Prior   .175% of the first $1 billion               .200% of average net assets
 Advisory Agreement    .150% of the next $1 billion
                       .125% of the next $1 billion
                       .100% of the next $1 billion
                       .095% of the next $1 billion
                       .090% of the next $1 billion
                       .085% of the next $1 billion
                       .080% of amounts in excess of $7 billion.

     Under the Prior Advisory Agreement in return for BIMC's advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
                       .175% of the first $1 billion
                       .150% of the next $1 billion
                       .125% of the next $1 billion
                       .100% of the next $1 billion
                       .095% of the next $1 billion
                       .090% of the next $1 billion
                       .085% of the next $1 billion
                       .080% of amounts in excess of $7 billion.

     Under the Prior Administration Agreement the Trust paid the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows:

Co-Administration Fee -     0.175% of the first $1 billion
 Prior Administration       0.150% of the next $1 billion
 Agreement                  0.125% of the next $1 billion
                            0.100% of amounts in excess of $3 billion

     Until February 28, 2007, BIMC, as investment adviser and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined "Management Fees" and "Miscellaneous Expenses" do not exceed
0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust
Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The
waiver agreement may not be terminated before February 28, 2007. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

     For the period ended April 30, 2006, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

                                                                              85

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     The following table provides a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and Distribution Plans.

                                                                        SHARE CLASSES
                                       -------------------------------------------------------------------------------
                                                                             CASH
                                                                          MANAGEMENT                CASH RESERVE
                                             DOLLAR SHARES                  SHARES                     SHARES
                                       -------------------------- -------------------------- -------------------------
                                       CONTRACTUAL     ACTUAL     CONTRACTUAL     ACTUAL     CONTRACTUAL       ACTUAL
                                         FEES/1/       FEES/1/      FEES/1/       FEES/1/      FEES/1/         FEES/1/
                                       -----------     ------     -----------     ------     -----------       ------
      TempFund ......................         0.25%      0.25%           0.50%      0.50%           0.40%        0.40%
      TempCash ......................         0.25%      0.25%           0.50%       N/A            0.40%         N/A
      FedFund .......................         0.25%      0.25%           0.50%       N/A            0.40%        0.40%
      T-Fund ........................         0.25%      0.25%           0.50%      0.50%           0.40%         N/A
      Federal Trust Fund ............         0.25%      0.25%           0.50%       N/A            0.40%         N/A
      Treasury Trust Fund ...........         0.25%      0.25%           0.50%      0.50%           0.40%         N/A
      MuniFund ......................         0.25%      0.25%           0.50%      0.50%           0.40%         N/A
      MuniCash ......................         0.25%      0.25%           0.50%       N/A            0.40%         N/A
      California Money Fund .........         0.25%      0.25%           0.50%      0.50%           0.40%         N/A
      New York Money Fund ...........         0.25%      0.25%           0.50%      0.50%           0.40%         N/A

                                                                       SHARE CLASSES
                                       ------------------------------------------------------------------------------
                                             ADMINISTRATION              CASH PLUS
                                                 SHARES                    SHARES                PLUS SHARES
                                       -------------------------- ------------------------ --------------------------
                                       CONTRACTUAL     ACTUAL     CONTRACTUAL     ACTUAL   CONTRACTUAL      ACTUAL
                                          FEES/1/      FEES/1/      FEES/1/       FEES/1/   FEES/1,2/       FEES/1,2/
                                       -----------     ------     -----------     ------   -----------      ---------
      TempFund ......................         0.10%      0.10%            N/A        N/A           0.25%      N/A
      TempCash ......................         0.10%      0.10%           0.85%       N/A            N/A       N/A
      FedFund .......................         0.10%      0.10%           0.85%       N/A            N/A       N/A
      T-Fund ........................         0.10%      0.10%            N/A        N/A           0.25%      N/A
      Federal Trust Fund ............         0.10%       N/A             N/A        N/A            N/A       N/A
      Treasury Trust Fund ...........         0.10%      0.10%            N/A        N/A            N/A       N/A
      MuniFund ......................         0.10%      0.10%            N/A        N/A           0.25%      N/A
      MuniCash ......................         0.10%       N/A            0.85%       N/A            N/A       N/A
      California Money Fund .........         0.10%      0.10%           0.85%       N/A           0.40%      N/A
      New York Money Fund ...........         0.10%      0.10%           0.85%       N/A           0.40%      N/A

                                              BEAR STEARNS SHARE CLASSES
                                 ----------------------------------------------------
                                        BEAR STEARNS              PRIVATE CLIENT
                                           SHARES                     SHARES
                                 -------------------------- -------------------------
                                 CONTRACTUAL     ACTUAL     CONTRACTUAL       ACTUAL
                                   FEES/1/       FEES/1/       FEES/1/        FEES/1/
                                 -----------     ------     -----------       ------
 TempFund ......................        0.85%      0.82%           0.85%        0.42%
 TempCash ......................         N/A        N/A            0.85%         N/A
 FedFund .......................        0.85%      0.80%           0.85%        0.40%
 T-Fund ........................         N/A        N/A            0.85%         N/A
 Federal Trust Fund ............         N/A        N/A            0.85%         N/A
 Treasury Trust Fund ...........         N/A        N/A            0.85%         N/A
 MuniFund ......................        0.85%      0.80%           0.85%        0.40%
 MuniCash ......................         N/A        N/A            0.85%         N/A
 California Money Fund .........        0.85%      0.80%           0.85%        0.40%
 New York Money Fund ...........        0.85%      0.80%           0.85%        0.40%

                                              BEAR STEARNS SHARE CLASSES
                                 ----------------------------------------------------
                                                                  PREMIER CHOICE
                                       PREMIER SHARES                 SHARES
                                 -------------------------- -------------------------
                                 CONTRACTUAL     ACTUAL     CONTRACTUAL       ACTUAL
                                   FEES/1/       FEES/1/       FEES/1/        FEES/1/
                                 -----------     ------     -----------       ------
 TempFund ......................        0.60%      0.42%           0.50%        0.27%
 TempCash ......................        0.60%      0.42%           0.50%        0.27%
 FedFund .......................        0.60%      0.40%           0.50%        0.25%
 T-Fund ........................        0.60%       N/A            0.50%         N/A
 Federal Trust Fund ............        0.60%       N/A            0.50%         N/A
 Treasury Trust Fund ...........        0.60%       N/A            0.50%         N/A
 MuniFund ......................        0.60%      0.40%           0.50%        0.25%
 MuniCash ......................        0.60%      0.50%           0.50%        0.25%
 California Money Fund .........        0.60%      0.40%           0.50%        0.25%
 New York Money Fund ...........        0.60%      0.40%           0.50%        0.25%

(1) The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

(2) The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25%
    (0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sale support (12b-1) and shareholder services.

86

                  BLACKROCK LIQUIDITY FUNDS

                                                     SHARE CLASSES
SHAREHOLDER SERVICE FEES        --------------------------------------------------------
                                                   CASH         CASH
                                    DOLLAR      MANAGEMENT    RESERVE    ADMINISTRATION
                                -------------- ------------ ----------- ----------------
TempFund ......................    $ 5,786,046    $ 736,349    $ 74,430        $ 725,483
TempCash ......................        813,944            -           -            1,429
FedFund .......................        542,459            -       4,254           28,987
T-Fund ........................      1,418,181      317,978           -           10,073
Federal Trust Fund ............         61,093            -           -                -
Treasury Trust Fund ...........        249,902       98,687           -           68,715
MuniFund ......................        108,262       90,136           -          261,655
MuniCash ......................         73,278            -           -                -
California Money Fund .........         50,909          573           -            1,932
New York Money Fund ...........          7,453       15,837           -            7,957

                                                            SHARE CLASSES
SHAREHOLDER SERVICE FEES        ---------------------------------------------------------------------
                                                    BEAR                      BEAR
                                                   STEARNS        BEAR       STEARNS
                                     BEAR          PRIVATE       STEARNS     PREMIER
                                    STEARNS        CLIENT        PREMIER     CHOICE        TOTAL
                                -------------- -------------- ------------ ---------- ---------------
TempFund ......................    $ 1,723,818    $ 2,884,338    $ 831,055    $ 3,720    $ 12,765,239
TempCash ......................              -              -            2          1         815,376
FedFund .......................        100,100        650,484      177,465          4       1,503,753
T-Fund ........................              -              -            -          -       1,746,232
Federal Trust Fund ............              -              -            -          -          61,093
Treasury Trust Fund ...........              -              -            -          -         417,304
MuniFund ......................         51,634        505,305      468,235          5       1,485,232
MuniCash ......................              -              -            1          1          73,280
California Money Fund .........         63,418        336,130       38,497          4         491,463
New York Money Fund ...........          9,012        346,600       16,046          4         402,909

                                                               SHARE CLASSES
SHAREHOLDER SERVICE FEES WAIVED     -------------------------------------------------------------------
                                      BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                     PRIVATE CLIENT        PREMIER       PREMIER CHOICE        TOTAL
                                    ----------------   --------------   ----------------   ------------
TempFund ........................          $ 461,494        $ 132,969            $ 1,209      $ 595,672
FedFund .........................            130,097           35,493                  2        165,592
MuniFund ........................            101,061           93,647                  2        194,710
California Money Fund ...........             67,226            7,699                  2         74,927
New York Money Fund .............             69,320            3,209                  2         72,531

                                                                      SHARE CLASSES
DISTRIBUTION FEES                 --------------------------------------------------------------------------------------
                                       BEAR          BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                      STEARNS       PRIVATE CLIENT        PREMIER       PREMIER CHOICE         TOTAL
                                  --------------   ----------------   --------------   ----------------   --------------
TempFund ......................      $ 1,283,694        $ 2,019,037        $ 166,211              $ 930      $ 3,469,872
FedFund .......................           77,855            455,339           35,493                  2          568,689
MuniFund ......................           40,160            353,714           93,647                  2          487,523
California Money Fund .........           49,325            235,291            7,699                  2          292,317
New York Money Fund ...........            7,009            242,620            3,209                  2          252,840

                                                              SHARE CLASSES
DISTRIBUTION FEES WAIVED          ---------------------------------------------------------------------
                                    BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                   PRIVATE CLIENT        PREMIER       PREMIER CHOICE         TOTAL
                                  ----------------   --------------   ----------------   --------------
TempFund ......................        $ 2,019,037        $ 166,211              $ 930      $ 2,186,178
FedFund .......................            455,339           35,493                  2          490,834
MuniFund ......................            353,714           93,647                  2          447,363
California Money Fund .........            235,291            7,699                  2          242,992
New York Money Fund ...........            242,620            3,209                  2          245,831

     In return for custody services provided by PFPC Trust Company, the Trust pays PFPC Trust Company a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PFPC Trust Company.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as custody fees paid indirectly.

                                                                              87

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns,
Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private
Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     As of April 30, 2006, affiliated payables were as follows:

                                         PFPC AND                       OTHER
                                        PFPC TRUST                       BIMC          PNC
                                       COMPANY (1)     BIMC (2)     AFFILIATES (3)   Bank (4)
                                      ------------- -------------- --------------- --------------
     TempFund ......................      $ 924,634    $ 3,904,822     $ 4,583,248   $  4,807,509
     TempCash ......................        368,108      1,639,992         532,989              -
     FedFund .......................         81,702        449,312         444,330    136,116,617
     T-Fund ........................        123,967        608,633         224,612              -
     Federal Trust Fund ............          7,315         12,996               -              -
     Treasury Trust Fund ...........         50,843        142,434         127,935          8,418
     MuniFund ......................         84,930        324,551         309,455              -
     MuniCash ......................         63,233        188,747          50,347              -
     California Money Fund .........         31,486         97,509           1,932              -
     New York Money Fund ...........         20,659         68,452          11,957              -

(1) Payables to PFPC as of April 30, 2006 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust Co. as of April 30, 2006 are for custody services provided to the Trust.

(2) Payables to BIMC as of April 30, 2006 are for advisory and administration services provided to the Trust.

(3) Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
    Shareholder Services Plans and Distribution Plans, respectively.

(4) Payables to PNC Bank for funding of fundshare redemptions.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

88

                           BLACKROCK LIQUIDITY FUNDS

     Transactions in capital shares for each period were as follows:

                                                                 TEMPFUND
                                                -------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2006        OCTOBER 31, 2005
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................     $  200,623,946,838     $  267,250,613,156
 Dollar Shares ..............................         23,571,602,673         39,594,147,495
 Cash Management Shares .....................            548,507,148            740,139,579
 Cash Reserve Shares ........................            161,463,434              3,723,000
 Administration Shares ......................          1,405,315,495          1,774,682,764
 Bear Stearns Shares ........................          2,797,393,234          3,768,340,820
 Bear Stearns Premier Choice Shares .........                    821             26,363,263
 Bear Stearns Private Client Shares .........          3,360,203,261          3,854,879,764
 Bear Stearns Premier Shares ................          1,214,163,324          1,232,058,715
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            222,821,038            243,830,113
 Dollar Shares ..............................              4,718,266              7,323,840
 Cash Management Shares .....................              3,884,892              3,563,512
 Cash Reserve Shares ........................                497,212                      -
 Administration Shares ......................              4,118,163              2,135,748
 Bear Stearns Shares ........................             12,568,144              9,819,343
 Bear Stearns Premier Choice Shares .........                 36,145                 64,687
 Bear Stearns Private Client Shares .........             22,159,996             17,549,131
 Bear Stearns Premier Shares ................              6,355,839              3,886,266
Shares redeemed:
 Institutional Shares .......................       (198,462,232,787)      (264,712,599,228)
 Dollar Shares ..............................        (23,521,499,827)       (39,055,134,339)
 Cash Management Shares .....................           (488,102,757)          (653,575,294)
 Cash Reserve Shares ........................           (106,377,327)                     -
 Administration Shares ......................           (842,124,035)        (1,715,930,390)
 Bear Stearns Shares ........................         (2,758,089,477)        (3,260,970,505)
 Bear Stearns Premier Choice Shares .........             (2,891,074)           (22,806,597)
 Bear Stearns Private Client Shares .........         (3,154,356,781)        (3,134,108,481)
 Bear Stearns Premier Shares ................         (1,199,397,631)          (914,356,660)
                                                  ------------------     ------------------
Net increase ................................     $    3,424,684,227     $    5,063,639,702
                                                  ==================     ==================

                                                                              89

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                 TEMPCASH
                                                -------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2006        OCTOBER 31, 2005
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................     $  116,888,436,604     $  197,892,575,885
 Dollar Shares ..............................            958,610,995          1,819,674,347
 Administration Shares ......................             32,500,000                      -
 Bear Stearns Premier Shares ................                     10                      -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            141,892,693            151,306,272
 Dollar Shares ..............................             11,833,184             13,167,445
 Administration Shares ......................                 67,311                      -
 Bear Stearns Premier Choice Shares .........                      7                     55
 Bear Stearns Premier Shares ................                      7                     53
Shares redeemed:
 Institutional Shares .......................       (116,265,009,079)      (194,313,834,478)
 Dollar Shares ..............................           (868,191,361)        (1,768,620,756)
 Administration Shares ......................             (9,500,000)                     -
 Bear Stearns Premier Choice Shares .........                 (2,174)                   (34)
 Bear Stearns Premier Shares ................                 (2,279)                   (32)
                                                  ------------------     ------------------
Net increase ................................     $      890,635,918     $    3,794,268,757
                                                  ==================     ==================

90

                  BLACKROCK LIQUIDITY FUNDS

                                                                 FEDFUND
                                                ------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2006        OCTOBER 31, 2005
                                                --------------------   -------------------
Shares sold:
 Institutional Shares .......................       $  9,444,174,122      $ 17,230,282,799
 Dollar Shares ..............................          7,503,776,382        13,959,732,471
 Cash Reserve Shares ........................                929,730             8,189,136
 Administration Shares ......................             52,992,135            96,695,162
 Bear Stearns Shares ........................            175,179,501           458,660,694
 Bear Stearns Premier Choice Shares .........                      1                     -
 Bear Stearns Private Client Shares .........            592,919,063           722,971,600
 Bear Stearns Premier Shares ................            309,109,647           378,310,466
Shares issued in reinvestment of dividends:
 Institutional Shares .......................             24,651,276            22,423,147
 Dollar Shares ..............................                815,081               116,322
 Cash Reserve Shares ........................                 32,125                     -
 Bear Stearns Shares ........................                744,216               711,846
 Bear Stearns Premier Choice Shares .........                     43                    54
 Bear Stearns Private Client Shares .........              4,934,443             3,673,570
 Bear Stearns Premier Shares ................              1,332,907               742,332
Shares redeemed:
 Institutional Shares .......................         (9,196,010,307)      (16,815,931,073)
 Dollar Shares ..............................         (7,510,569,336)      (13,932,795,146)
 Cash Reserve Shares ........................                (11,036)          (15,917,781)
 Administration Shares ......................            (26,912,422)          (53,218,692)
 Bear Stearns Shares ........................           (169,668,829)         (431,029,684)
 Bear Stearns Premier Choice Shares .........                      -                   (33)
 Bear Stearns Private Client Shares .........           (571,621,468)         (535,320,223)
 Bear Stearns Premier Shares ................           (329,305,882)         (292,938,904)
                                                    ----------------      ----------------
Net increase ................................       $    307,491,392      $    805,358,063
                                                    ================      ================

                                                                  T-FUND
                                                  ----------------------------------------
                                                      FOR THE
                                                  SIX MONTHS ENDED         YEAR ENDED
                                                   APRIL 30, 2006       OCTOBER 31, 2005
                                                --------------------   -------------------
Shares sold:
 Institutional Shares .......................       $ 13,481,788,778       $ 29,274,015,290
 Dollar Shares ..............................          5,240,356,340         10,069,677,255
 Cash Management Shares .....................            172,905,364            236,778,976
 Administration Shares ......................            233,211,220            104,004,796
Shares issued in reinvestment of dividends:
 Institutional Shares .......................             15,966,289             20,391,623
 Dollar Shares ..............................              5,970,137              5,845,414
 Cash Management Shares .....................                 97,961                135,062
 Administration Shares ......................                306,772                256,064
Shares redeemed:
 Institutional Shares .......................        (13,282,164,237)       (28,774,905,366)
 Dollar Shares ..............................         (5,049,374,488)       (10,828,307,093)
 Cash Management Shares .....................            (98,760,120)          (181,999,745)
 Administration Shares ......................           (233,887,381)           (84,630,360)
                                                   -----------------       ----------------
Net increase (decrease) .....................       $    486,416,635       $   (158,738,084)
                                                   =================       ================

                                                                              91

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                        FEDERAL TRUST FUND
                                              --------------------------------------
                                                    FOR THE
                                               SIX MONTHS ENDED        YEAR ENDED
                                                APRIL 30, 2006      OCTOBER 31, 2005
                                              ------------------   -----------------
Shares sold:
 Institutional Shares .....................        $  47,532,865      $  207,557,843
 Dollar Shares ............................           80,281,311          65,291,959
Shares issued in reinvestment of dividends:
 Institutional Shares .....................            1,559,293           2,153,708
 Dollar Shares ............................                1,512              13,791
Shares redeemed:
 Institutional Shares .....................          (82,181,303)       (187,856,544)
 Dollar Shares ............................          (38,097,162)        (54,284,057)
                                                   -------------      --------------
Net increase ..............................        $   9,096,516      $   32,876,700
                                                   =============      ==============

                                                        TREASURY TRUST FUND
                                              ----------------------------------------
                                                    FOR THE
                                               SIX MONTHS ENDED         YEAR ENDED
                                                APRIL 30, 2006       OCTOBER 31, 2005
                                              ------------------   -------------------
Shares purchased:
 Institutional Shares .....................     $  2,755,959,522      $  6,537,024,100
 Dollar Shares ............................          561,452,586         1,098,295,406
 Cash Management Shares ...................          146,922,639           156,285,863
 Administration Shares ....................          100,228,925           493,586,169
Shares issued in reinvestment of dividends:
 Institutional Shares .....................            7,906,466             9,721,137
 Dollar Shares ............................            2,581,757             4,317,104
Shares redeemed:
 Institutional Shares .....................       (2,713,733,809)       (6,523,550,265)
 Dollar Shares ............................         (587,923,868)       (1,238,757,055)
 Cash Management Shares ...................         (151,678,920)         (134,357,397)
 Administration Shares ....................         (131,159,239)         (480,817,145)
                                                ----------------      ----------------
Net decrease ..............................     $     (9,443,941)     $    (78,252,083)
                                                ================      ================

92

                  BLACKROCK LIQUIDITY FUNDS

                                                                 MUNIFUND
                                                -------------------------------------------
                                                      FOR THE
                                                 SIX MONTHS ENDED          YEAR ENDED
                                                  APRIL 30, 2006        OCTOBER 31, 2005
                                                ------------------   ----------------------
Shares sold:
 Institutional Shares .......................     $  7,356,026,941         $ 16,067,931,197
 Dollar Shares ..............................          536,849,698            1,001,535,776
 Cash Management Shares .....................           86,443,106              103,981,101
 Administration Shares ......................          596,394,612            1,068,978,306
 Bear Stearns Shares ........................           69,852,707              247,059,718
 Bear Stearns Premier Choice Shares .........                    -                    2,200
 Bear Stearns Private Client Shares .........          770,256,702              796,821,952
 Bear Stearns Premier Shares ................        1,299,116,914              920,040,899
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           10,859,851               19,327,986
 Dollar Shares ..............................              129,694                  229,615
 Cash Management Shares .....................              123,944                  126,487
 Bear Stearns Shares ........................              234,757                  399,575
 Bear Stearns Premier Choice Shares .........                   29                       23
 Bear Stearns Private Client Shares .........            2,483,212                1,892,361
 Bear Stearns Premier Shares ................            2,296,877                1,072,317
Shares redeemed:
 Institutional Shares .......................       (8,131,013,113)         (15,764,765,942)
 Dollar Shares ..............................         (514,723,367)            (999,324,896)
 Cash Management Shares .....................          (83,241,130)             (88,447,829)
 Administration Shares ......................         (609,853,556)            (989,961,632)
 Bear Stearns Shares ........................          (78,557,182)            (251,425,692)
 Bear Stearns Premier Choice Shares .........                    -                       (5)
 Bear Stearns Private Client Shares .........         (712,332,704)            (688,654,236)
 Bear Stearns Premier Shares ................       (1,254,528,466)            (794,660,555)
                                                  ----------------         ----------------
Net increase (decrease) .....................     $   (653,180,474)        $    652,158,726
                                                  ================         ================

                                                                              93

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                 MUNICASH
                                                ------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2006        OCTOBER 31, 2005
                                                --------------------   -------------------
Shares sold:
 Institutional Shares .......................      $  15,179,520,886     $  33,673,752,825
 Dollar Shares ..............................            116,004,397           280,552,208
 Bear Stearns Premier Choice Shares .........                      2                     -
 Bear Stearns Premier Shares ................                      2                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................             12,481,987            22,757,776
 Dollar Shares ..............................                759,595             1,334,219
 Bear Stearns Premier Choice Shares .........                      5                    39
 Bear Stearns Premier Shares ................                      4                    33
Shares redeemed:
 Institutional Shares .......................        (16,106,055,702)      (33,830,828,166)
 Dollar Shares ..............................           (120,386,303)         (302,136,843)
 Bear Stearns Premier Choice Shares .........                 (2,168)                  (26)
 Bear Stearns Premier Shares ................                 (2,160)                  (22)
                                                   -----------------     -----------------
Net decrease ................................      $    (917,679,455)    $    (154,567,957)
                                                   =================     =================

                                                         CALIFORNIA MONEY FUND
                                                ----------------------------------------
                                                      FOR THE
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2006       OCTOBER 31, 2005
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................     $  1,631,004,381      $  2,901,688,067
 Dollar Shares ..............................          254,563,029           304,347,254
 Cash Management Shares .....................              120,162               290,076
 Administration Shares ......................            4,261,346            13,855,091
 Bear Stearns Shares ........................          121,155,956           140,185,077
 Bear Stearns Private Client Shares .........          640,863,034           740,455,112
 Bear Stearns Premier Shares ................          159,532,005           104,099,037
Shares issued in reinvestment of dividends:
 Institutional Shares .......................              579,108             1,153,066
 Dollar Shares ..............................              218,509               160,964
 Cash Management Shares .....................                    -                   716
 Bear Stearns Shares ........................              288,867               183,190
 Bear Stearns Premier Choice Shares .........                   28                    37
 Bear Stearns Private Client Shares .........            1,640,619             1,478,317
 Bear Stearns Premier Shares ................              187,976               109,240
Shares redeemed:
 Institutional Shares .......................       (1,720,881,573)       (2,764,151,755)
 Dollar Shares ..............................         (231,319,209)         (279,562,826)
 Cash Management Shares .....................              (87,844)             (206,151)
 Administration Shares ......................           (3,979,224)          (11,694,305)
 Bear Stearns Shares ........................         (106,590,490)         (130,896,776)
 Bear Stearns Premier Choice Shares .........                    -                   (25)
 Bear Stearns Private Client Shares .........         (623,594,167)         (651,635,504)
 Bear Stearns Premier Shares ................         (160,547,422)          (88,432,945)
                                                  ----------------      ----------------
Net increase (decrease) .....................     $    (32,584,909)     $    281,424,957
                                                  ================      ================

94

                  BLACKROCK LIQUIDITY FUNDS

                                                          NEW YORK MONEY FUND
                                                ----------------------------------------
                                                      FOR THE
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2006       OCTOBER 31, 2005
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................     $  1,078,261,440      $  1,984,632,534
 Dollar Shares ..............................            8,190,410            14,244,762
 Cash Management Shares .....................           32,825,230            13,403,574
 Administration Shares ......................            5,396,043            14,481,065
 Bear Stearns Shares ........................           32,361,420            46,713,167
 Bear Stearns Private Client Shares .........          521,074,351           578,182,155
 Bear Stearns Premier Shares ................           63,466,169            42,458,702
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            1,259,231             1,351,707
 Dollar Shares ..............................               79,038                83,928
 Bear Stearns Shares ........................               41,445                53,766
 Bear Stearns Premier Choice Shares .........                   29                    37
 Bear Stearns Private Client Shares .........            1,712,713             1,459,144
 Bear Stearns Premier Shares ................               78,987                62,934
Shares redeemed:
 Institutional Shares .......................       (1,042,617,687)       (1,948,918,016)
 Dollar Shares ..............................           (8,252,360)          (13,873,563)
 Cash Management Shares .....................          (28,967,900)           (9,818,609)
 Administration Shares ......................           (4,823,952)          (19,979,648)
 Bear Stearns Shares ........................          (31,987,034)          (44,356,347)
 Bear Stearns Premier Choice Shares .........                    -                   (25)
 Bear Stearns Private Client Shares .........         (488,352,061)         (521,852,034)
 Bear Stearns Premier Shares ................          (62,221,524)          (36,750,178)
                                                  ----------------      ----------------
Net increase ................................     $     77,523,988      $    101,579,055
                                                  ================      ================

     On April 30, 2006, one shareholder held approximately 17% of the outstanding shares of TempFund, one shareholder held approximately 10% of
TempCash, one shareholder held approximately 15% of FedFund, one shareholder held approximately 39% of T-Fund, three shareholders held approximately 34% of
Treasury Trust Fund, two shareholders held approximately 65% of Federal Trust
Fund, one shareholder held approximately 20% of MuniFund, two shareholders held approximately 33% of MuniCash, two shareholders held approximately 30% of
California Money Fund and two shareholders held approximately 43% of New York
Money Fund. Some of the shareholders are comprised of omnibus accounts.
Although considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds' shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue
Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Dividends from tax-free income and net investment income are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or loss, as appropriate, in the period that the differences arise.

                                                                              95

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

     The tax character of distributions paid during the year ended October 31,
2005 was as follows:

                                  TAX-FREE       ORDINARY
                                   INCOME         INCOME
                               ------------- ---------------
  TempFund
  10/31/05 ..................    $         -    $765,421,595
  TempCash
  10/31/05 ..................              -     291,076,263
  FedFund
  10/31/05 ..................              -      71,914,634
  T-Fund
  10/31/05 ..................              -      92,782,161
  Federal Trust Fund
  10/31/05 ..................              -       2,769,496
  Treasury Trust Fund
  10/31/05 ..................              -      30,456,420
  MuniFund
  10/31/05 ..................     54,916,818               -
  MuniCash
  10/31/05 ..................     47,291,523               -
  California Money Fund
  10/31/05 ..................     11,924,305               -
  New York Money Fund
  10/31/05 ..................      7,289,171               -

     As of October 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                       EXPIRING OCTOBER 31
                                  ----------------------------------------------------------------------------------------------
                                     2008         2009         2010         2011         2012           2013           TOTAL
                                  ----------   ---------   -----------   ---------   -----------   -------------   -------------
TempFund ......................     $      -     $     -      $459,902     $     -      $354,394      $3,955,645      $4,769,941
TempCash ......................            -           -           888       9,501        78,365       2,941,546       3,030,300
FedFund .......................            -           -             -           -             -          12,054          12,054
T-Fund ........................       15,846           -             -           -             -          91,112         106,958
Treasury Trust Fund ...........      111,459      91,820             -           -             -          86,297         289,576
MuniFund ......................            -           -             -           -        53,660               -          53,660
MuniCash ......................       13,010           -             -           -        77,299         155,490         245,799
California Money Fund .........            -      20,699             -      45,308             -               -          66,007

(F) Asset Concentration

     The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

96

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A) Results of Special Meeting of Shareholders. The Special Meeting of
    Shareholders of the Trust was held February 3, 2006 pursuant to notice given to all shareholders of record of the Trust at the close of business on November 23, 2005. At the Special Meeting, shareholders were asked to approve the following:

   Proposal 1. To elect Ralph L. Schlosstein, Paul L. Audet, G. Nicholas
   Beckwith, III, Jerrold B. Harris, Rodney D. Johnson, Joseph P. Platt, Jr.,
   Robert C. Robb, Jr., Kenneth L. Urish and Frederick W. Winter to the Board
   of Trustees of BlackRock Liquidity Funds, to hold office until his successor is elected and qualifies, or until his term as Trustee is terminated as provided in the Trust's Declaration of Trust. With respect to
   Proposal 1:

                                                FOR        AGAINST     WITHHELD
TRUSTEE                                  ---------------- --------- --------------
     Ralph L. Schlosstein .............    32,857,980,276        -     211,812,893
     Paul L. Audet ....................    32,869,245,523        -     200,547,646
     G. Nicholas Beckwith III .........    32,868,718,722        -     201,074,447
     Jerrold B. Harris ................    32,836,798,490        -     200,994,679
     Rodney D. Johnson ................    32,868,862,916        -     200,930,253
     Joseph P. Platt, Jr. .............    32,857,702,592        -     212,090,577
     Robert C. Robb, Jr. ..............    32,868,510,241        -     201,282,928
     Kenneth L. Urish .................    32,868,847,670        -     200,945,499
     Frederick W. Winter ..............    32,867,543,077        -     202,250,092

   Proposal 2. To approve a proposed new management agreement between the
   Trust, on behalf of each Fund, and BlackRock Institutional Management
   Corporation, as described in the proxy statement for the Special Meeting.
   With respect to Proposal 2, the shares of the Funds were voted as follows:

                                                                                       BROKER
                                                 FOR          AGAINST      ABSTAIN    NON-VOTES
FUND                                      ---------------- ------------ ------------ ----------
         TempFund ......................    16,193,150,606   61,085,620   65,689,686    569,349
         TempCash ......................     7,093,892,303            -   50,119,192          -
         FedFund .......................     2,593,878,521    5,135,622   71,055,640          2
         T-Fund ........................     1,920,606,491      318,790   50,078,647          -
         Federal Trust Fund ............        87,941,900            -            -          -
         Treasury Trust Fund ...........       673,976,069      827,243   49,380,491          -
         MuniFund ......................     1,882,884,446    1,466,014   11,932,044          3
         MuniCash ......................     1,430,607,961            -      195,821          -
         California Money Fund .........       484,527,410      943,075       41,389          1
         New York Money Fund ...........       338,984,740      128,992      375,101          1

(B) Trustee Action and Basis for Recommendation Regarding the Management
    Agreement. The Trust's Management Agreement was approved by the Board of
    Trustees, including a majority of the Trustees who are not parties to the
    Management Agreement or interested persons of any such party (as such term is defined in the 1940 Act), at an in-person meeting of the Board held on
    November 2, 2005.  Effective February 21, 2006, the Management Agreement
    replaced the Advisory Agreement ("Advisory Agreement") and
    Co-Administration Agreement  ("Administration Agreement") that had been in effect prior to such date. In determining to approve the Management
    Agreement, the Trustees met with the relevant investment advisory personnel from BlackRock Institutional Management Corporation ("BIMC") and
    considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the Management
    Agreement for

98

                           BLACKROCK LIQUIDITY FUNDS

   each fund of the Trust (each, a "Fund"), including, among other things: (i)
   fees and expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Fund in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of
   BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies with respect to each Fund for the years ended December 31, 2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel  on the Board's obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board's independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Independent Trustees") in an executive session, during which independent counsel provided guidance to the Independent Trustees.

   Fees and Expenses. In approving the Management Agreement, the Independent
   Trustees considered that the fees payable by the Funds under the Management
   Agreement are higher than the advisory fee rates payable under the Advisory
   Agreement but equal to the total of advisory fees payable under the
   Advisory Agreement plus the fees payable for administrative services under the Administration Agreement. The Administration Agreement would terminate upon effectiveness of the Management Agreement. Consequently, the fees paid under the Management Agreement will be identical to the fees paid currently under the Advisory Agreement and Administration Agreement combined. The
   Trustees considered a memorandum in the written materials relating to management fee break-points, which had been provided at the Trustees'
   request. The Trustees, including the Independent Trustees, also reviewed the fees, both before (referred to as "Contractual") and after (referred to as "Actual")  any fee waivers and expense reimbursements, and expense ratios of the Dollar Shares and Institutional Shares of each Fund against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with BIMC.

   In considering data based on information provided by Lipper, the Trustees noted that of the 10 Funds, 6 classes of the Funds reviewed had contractual management fees lower than the median. The contractual management fees of each of the remaining 14 classes of shares did not exceed the median for its peer group by more than 0.041%. The Trustees also noted that 18 classes of shares had combined actual fees under the Advisory Agreement and the
   Administration Agreement (which would equal the fees under the Management
   Agreement) that were lower than the median. Those actual fees for each of the two remaining classes of shares exceeded the median for their peer groups by .005%. Further, none of the share classes had actual total expenses higher than the median for its peer group.

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds.

   The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Funds over the past several years.

                                                                              99

                           BLACKROCK LIQUIDITY FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

   Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

   Nature, Extent and Quality of Services. The Independent Trustees considered that the services to be provided under the Management Agreement are those currently provided under the Advisory Agreement and Administration
   Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the Funds. In connection with this, the Trustees considered BIMC's in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC's services to be provided to the Funds was consistent with the Funds' operational requirements.

   The Trustees also considered the quality of the services provided by BIMC to the Funds. The Trustees considered the procedures of BIMC designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of
   BIMC to the Funds. The Trustees also considered the business reputation of
   BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management
   Agreement.

   Fund Performance. The Board of Trustees, including the Independent
   Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each Fund, as well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within each
   Fund's performance universe were selected by Lipper.

   The Board was provided with performance data for the Institutional and
   Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended August 31, 2005, as compared to performance of the performance universe.

   The Trustees noted that of the 20 classes of the Funds that were included in the Lipper performance universe, 16 classes (80%) had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended August
   31, 2005. The remaining 4 classes performed below their respective performance universe median during at least two of those periods by no more than 0.13%. These 4 share classes are the Dollar Shares of FedFund, Federal
   Trust Fund, Treasury Trust Fund and MuniFund.

   The Trustees discussed other factors relevant to the performance of the
   Funds and concluded that each Fund's performance is generally competitive with that of its Lipper performance universe.

   Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC's and affiliates' profits in respect of their relationship with the Funds, including the cost of services provided by
   BIMC. This consideration included a broad review of BIMC's methodology in allocating their costs to the management of a Fund. The Board of Trustees considered the profits realized by BIMC and affiliates in connection with the operation of each

100

                           BLACKROCK LIQUIDITY FUNDS

   Fund. The Board of Trustees, including the Independent Trustees, also considered BIMC's profit. The Board concluded that BIMC's profit is a reasonable profit for the services provided to the Funds.

   Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the proposed management fees to be payable by the Funds, but also potential benefits to
   BIMC, such as the engagement of affiliates of BIMC as service providers to the Funds, including for administrative, transfer agency and custodial services.

   In determining to approve the Management Agreement, the Trustees considered that replacing the Funds' Advisory Agreement and Administration Agreement
   with a Management Agreement that covers both advisory and administrative services will generally improve investors' ability to compare the Funds'
   expenses with those of other mutual funds that do not pay separate advisory and administrative fees.

   No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the
   Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

(C) The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year 2005. A majority of the Fund's
    Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006
    Audit on November 2, 2005, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(D) On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch &
    Co., Inc. ("Merrill Lynch") announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock, one
    of the largest publicly traded investment management firms in the United
    States, to form a new asset management company that will be one of the world's preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York,
    BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the
    Middle East and Europe. Merrill Lynch will have a 49.8% economic interest in the new company and it will own no more than 45% of the new company's common stock and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company's common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure

                                                                             101

                           BLACKROCK LIQUIDITY FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

   the board's independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

102

                           BLACKROCK LIQUIDITY FUNDS

Investment Adviser
     BlackRock Institutional Management Corporation
     Wilmington, Delaware 19809

Administrator
     BlackRock Institutional Management Corporation
     Wilmington, Delaware 19809

Sub-Administrator and Transfer Agent
     PFPC Inc.
     Wilmington, DE 19809

Distributor
     BlackRock Distributors, Inc.
     King of Prussia, Pennsylvania 19406

Custodian
     PFPC Trust Company
     Philadelphia, Pennsylvania 19153

Counsel
     Drinker Biddle & Reath LLP
     Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant
     Deloitte & Touche LLP
     Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust's
Form N-Q is available on the Commission's website at http://www.sec.gov. The
Trust's Form N-Q may be reviewed and copied at the Commission's Public
Reference Room in Washington, D.C. Information regarding the operation of the
Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's
Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Funds involve investment risks, including the possible loss of the principal amount invested.

[GRAPHIC APPEARS HERE]

BRLF-SA-001

•

•

•

•

•

•

•

Bear Stearns

Money Market Funds

Semi-Annual Report Dated

April 30, 2006

(Unaudited)

TempFund

TempCash

FedFund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                           BLACKROCK LIQUIDITY FUNDS

*TempFund
*TempCash
*FedFund
*MuniFund

*MuniCash
*California Money Fund
*New York Money Fund

Shareholder Letter..........................................................1
Fund Profiles

Schedules of Investments.................................................9-47
  Key to Investment Abbreviations..........................................48
Portfolio Financial Statements
  Statements of Assets and Liabilities..................................50-51
  Statements of Operations..............................................52-53
  Statements of Changes in Net Assets...................................54-56
  Financial Highlights..................................................58-71
Notes to Financial Statements...........................................73-84
Additional Information..................................................85-88

                PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock Liquidity Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Liquidity Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.

BlackRock Liquidity Funds may receive nonpublic personal information relating to its shareholders who purchase shares through institutions. For example, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from institutions in connection with monitoring for inappropriate trading activity. In addition, for certain institutions,
BlackRock maintains certain nonpublic personal information relating to beneficial owners. In the case of shareholders who are record owners of
BlackRock Liquidity Funds, BlackRock Liquidity Funds receives nonpublic personal information on account applications or other forms.

With respect to these shareholders, BlackRock Liquidity Funds also has access to specific information regarding their transactions in BlackRock Liquidity
Funds. BlackRock Liquidity Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders'
accounts (for example, to a transfer agent).

BlackRock Liquidity Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Liquidity Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.
 -------------------------------------------------------------------------------

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway, 4th Floor

 Wilmington, DE 19809
(800) 821-7432
www.blackrock.com

May 31, 2006

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of the
Bear Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier
Shares and Bear Stearns Premier Choice Shares of the BlackRock Liquidity Funds
for the six months ended April 30, 2006.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

[GRAPHIC OMITTED]

Ralph L. Schlosstein
Chairman & President

                                                                               1

                                   TEMPFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Certificates of Deposit) (19.1)
(Commercial Paper) (37.6)
(Master Notes) (4.7)
(Variable Rate Obligations) (16.0)
(Time Deposits) (4.5)
(Repurchase Agreements) (17.6)
(Medium Term Notes) (0.5)

(Distribution - Weighted Average Maturity 31 days)

(1-30)(76.64)
(31-60)(7.66)
(61-90)(9.95)
(91-120)(0.0)
(120-150)(0.0)
(Over150)(5.75)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash          Cash        Adminis-
                              tutional       Dollar     Management     Reserve       tration
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,021.60      1,020.30     1,019.10      1,019.60      1,021.10
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         0.90          2.15         3.39          2.90          1.40

                                               Actual Expenses
                           -------------------------------------------------------
                                              Bear          Bear
                                            Stearns       Stearns         Bear
                                Bear        Premier       Private       Stearns
                              Stearns        Choice        Client       Premier
                           ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,017.40      1,020.20      1,019.50      1,019.50
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         4.99          2.25          3.00          3.00

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                                   Bear
                                                                                                                 Stearns
                               Insti-                      Cash          Cash        Adminis-        Bear        Premier
                              tutional       Dollar     Management     Reserve       tration       Stearns        Choice
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.10      1,022.85     1,021.60      1,022.10      1,023.60      1,019.99      1,022.75
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         0.90          2.15         3.40          2.90          1.40          5.01          2.25

                              Hypothetical Expenses
                           (5% return before expenses)
                           ---------------------------
                                Bear
                              Stearns         Bear
                              Private       Stearns
                               Client       Premier
                           ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00          3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Management, Cash Reserve,
Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private
Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

                                   TEMPCASH

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (7.7)

(Certificates of Deposit) (18.2)
(Commercial Paper) (38.2)
(Master Notes) (5.0)
(Variable Rate Obligations) (23.3)
(Time Deposits) (6.7)
(Medium Term Notes) (0.5)

(Distribution - Weighted Average Maturity 31 days)

(1-30)(73.5)
(31-60)(12.3)
(61-90)(8.1)
(91-120)(1.0)
(121-150)(0.0)
(Over150)(5.1)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                                                        Hypothetical Expenses
                                      Actual Expenses                                (5% return before expenses)
                     --------------------------------------------------   -------------------------------------------------
                      Institutional        Dollar       Administration     Institutional        Dollar       Administration
                     ---------------   -------------   ----------------   ---------------   -------------   ---------------
Beginning Account
 Value (11/01/05)
 (in Dollars)               1,000.00        1,000.00           1,000.00          1,000.00        1,000.00          1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)               1,021.60        1,020.40           1,003.90          1,024.10        1,022.85          1,004.04
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                     0.90            2.15               0.24              0.90            2.15              0.24

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.18%, 0.43% and 0.28% for Institutional, Dollar and
Administration, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) and 31/365 with respect to the Administration shares (to reflect the period the share class was open during the period).

                                                                               3

                                    FEDFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (61.3)
(Agency Obligations) (38.7)

 (Distribution - Weighted Average Maturity 20 days)

(1-30)(86.3)
(31-60)(7.7)
(61-90)(0.0)
(91-120)(1.4)
(121-150)(0.6)
(Over150)(4.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                        Actual Expenses
                           --------------------------------------------------------------------------
                                                              Cash                           Bear
                            Institutional      Dollar       Reserve     Administration     Stearns
                           --------------- ------------- ------------- ---------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)          1,000.00      1,000.00      1,000.00         1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)          1,021.20      1,020.00      1,019.20         1,020.80      1,017.20
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                           1.00          2.25          3.00             1.50          4.99

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,020.00      1,019.20      1,019.20
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.25          3.00          3.00

                                                                   Hypothetical Expenses
                                                                (5% return before expenses)
                           ------------------------------------------------------------------------------------------------------
                                                                                                           Bear          Bear
                                                                                                         Stearns       Stearns
                                                              Cash                           Bear        Premier       Private
                            Institutional      Dollar       Reserve     Administration     Stearns        Choice        Client
                           --------------- ------------- ------------- ---------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)          1,000.00      1,000.00      1,000.00         1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)          1,024.00      1,022.75      1,022.00         1,023.50      1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                           1.00          2.25          3.00             1.50          5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,020.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

                                   MUNIFUND

FUND PROFILE

Top 10 State Concentration
     (% of portfolio)
Texas               7.5%
Massachusetts       7.2
Illinois            7.1
California          6.1
Michigan            5.1
Colorado            4.7
Alabama             4.6
South Carolina      4.2
North Carolina      3.6
Indiana             3.1
                  -----
  Total           53.2%
                  =====

(Distribution - Weighted Average Maturity 19 days)

(1-30)(87.1)
(31-60)(1.8)
(61-90)(4.3)
(91-120)(2.6)
(121-150)(1.2)
(Over150)(3.0)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,014.40      1,013.20     1,011.90      1,013.90      1,010.40
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.24         3.48          1.49          4.97

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,013.20      1,012.40      1,012.40
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.24          2.99          2.99

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.00      1,022.75     1,021.49      1,023.50      1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.25         3.51          1.50          5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client, and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               5

                                   MUNICASH

FUND PROFILE

Top 10 State Concentration
     (% of portfolio)
Texas            18.0%
Ohio              7.4
Michigan          6.5
Florida           5.0
North Carolina    4.2
Maryland          3.1
Pennsylvania      2.6
Kentucky          2.5
New Jersey        2.3
Indiana           2.3
                 ----
  Total          53.9%
                 ====

(Distribution - Weighted Average Maturity 34 days)

(1-30)(78.0)
(31-60)(3.2)
(61-90)(3.1)
(91-120)(6.3)
(121-150)(3.0)
(Over150)(6.4)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                            Hypothetical Expenses
                             Actual Expenses             (5% return before expenses)
                     -------------------------------   -------------------------------
                      Institutional        Dollar       Institutional        Dollar
                     ---------------   -------------   ---------------   -------------
Beginning Account
 Value (11/01/05)
 (in Dollars)               1,000.00        1,000.00          1,000.00        1,000.00
Ending Account
 Value (04/30/06)
 (in Dollars)               1,014.70        1,013.50          1,024.00        1,022.75
Expenses Incurred
 During Period
 (11/01/05 -
 04/30/06)*                     1.00            2.24              1.00            2.25

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

                             CALIFORNIA MONEY FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Variable Rate Demand Notes) (78.3)
(Tax Exempt Commercial Paper) (7.2)
(Municipal Put Bonds) (7.7)
(Municipal Notes) (6.8)

(Distribution - Weighted Average Maturity 17 days)

(1-30)(86.3)
(31-60)(5.3)
(61-90)(5.8)
(91-120)(0.0)
(121-150)(0.0)
(Over150)(2.7)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                      Actual Expenses
                           ---------------------------------------------------------------------
                                                            Cash
                               Insti-                     Manage-        Admin-         Bear
                              tutional       Dollar         ment       istration      Stearns
                           ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,014.30      1,013.10      1,011.80      1,013.80      1,010.30
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.24          3.48          1.49          4.97

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,013.10      1,012.30      1,012.30
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.24          2.99          2.99

                                                                 Hypothetical Expenses
                                                              (5% return before expenses)
                           -------------------------------------------------------------------------------------------------
                                                                                                      Bear          Bear
                                                            Cash                                    Stearns       Stearns
                               Insti-                     Manage-        Admin-         Bear        Premier       Private
                              tutional       Dollar         ment       istration      Stearns        Choice        Client
                           ------------- ------------- ------------- ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.00      1,022.75      1,021.49      1,023.50      1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.25          3.51          1.50          5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                               7

                              NEW YORK MONEY FUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Municipal Bonds) (3.8)
(Variable Rate Demand Notes) (86.0)
(Tax Exempt Commercial Paper) (2.0)
(Municipal Notes) (5.0)
(Municipal Put Bonds) (3.2)

(Distribution - Weighted Average Maturity 17 days)

(1-30)(88.25)
(31-60)(2.13)
(61-90)(4.45)
(91-120)(0.4)
(121-150)(1.45)
(Over150)(3.32)

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

November 1, 2005 to April 30, 2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                     Actual Expenses
                           --------------------------------------------------------------------
                               Insti-                      Cash         Admin-         Bear
                              tutional       Dollar     Management    istration      Stearns
                           ------------- ------------- ------------ ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,014.50      1,013.20     1,012.00      1,014.00      1,010.50
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.24         3.48          1.49          4.97

                                        Actual Expenses
                           -----------------------------------------
                                Bear          Bear
                              Stearns       Stearns         Bear
                              Premier       Private       Stearns
                               Choice        Client       Premier
                           ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,013.20      1,012.50      1,012.50
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         2.24          2.99          2.99

                                                                Hypothetical Expenses
                                                             (5% return before expenses)
                           ------------------------------------------------------------------------------------------------
                                                                                                     Bear          Bear
                                                                                                   Stearns       Stearns
                               Insti-                      Cash         Admin-         Bear        Premier       Private
                              tutional       Dollar     Management    istration      Stearns        Choice        Client
                           ------------- ------------- ------------ ------------- ------------- ------------- -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00      1,000.00     1,000.00      1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,024.00      1,022.75     1,021.49      1,023.50      1,019.99      1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         1.00          2.25         3.51          1.50          5.01          2.25          3.00

                           Hypothetical
                              Expenses
                            (5% return
                               before
                             expenses)
                           -------------
                                Bear
                              Stearns
                              Premier
                           -------------
Beginning Account Value
 (11/01/05) (in Dollars)        1,000.00
Ending Account Value
 (04/30/06) (in Dollars)        1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                         3.00

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and
0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns,
Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns
Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    TEMPFUND

APRIL 30, 2006 (UNAUDITED)

                                                                       PAR
                                                   MATURITY           (000)                VALUE
                                                  ----------   ------------------   -------------------
CERTIFICATES OF DEPOSIT - 19.1%
Domestic - 5.4%
  Citibank N.A. (A-1+, P-1)
    4.70%                                           05/15/06             $411,000         $ 411,000,000
  Washington Mutual Bank FA (A-1, P-1)
    4.75%                                           05/08/06              448,000           448,000,000
    4.80%                                           05/08/06              330,000           330,000,000
    4.70%                                           05/09/06              100,000            99,999,987
    4.75%                                           05/10/06              131,535           131,534,673
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.82%                                           05/03/06              275,000           275,000,000

                                                                                          -------------
                                                                                          1,695,534,660
                                                                                          -------------
Yankee - 13.7%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                        10/19/06              320,150           320,150,000
  Barclays Bank PLC, New York (A-1+, P-1)
    4.98%(b)                                        06/29/06              309,900           309,900,000
    4.99%(b)                                        06/29/06               50,000            50,000,000
  Credit Suisse Group, New York (A-1, P-1)
    4.71%(b)                                        05/08/06            1,614,000         1,614,000,000
  Mizuho Corp. Bank, New York (A-1, P-1)
    5.01%(b)                                        06/23/06              303,780           303,780,000
  Natexis Banque, New York (A-1, P-1)
    5.00%(b)                                        06/29/06               73,605            73,601,413
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                        10/20/06              165,000           165,001,884
    4.81%(b)                                        01/16/07              306,420           306,420,000
    4.87%(b)                                        02/02/07              684,700           684,700,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                        12/06/06              301,000           301,000,000
  Sumitomo Mitsui Banking Corp., New York
    (A-1, P-1)
    4.82%(b)                                        05/08/06              198,000           198,000,000

                                                                                          -------------
                                                                                          4,326,553,297
                                                                                          -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $6,022,087,957)                                                                   6,022,087,957
                                                                                          -------------
COMMERCIAL PAPER - 37.6%

Asset Backed Securities - 22.3%
  Amsterdam Funding Corp. (A-1, P-1)
    4.72%                                           05/04/06               65,000            64,974,433
  Atomium Funding Corp. (A-1, P-1)
    4.72%                                           05/10/06               90,481            90,374,232
  Barton Capital Corp. (A-1+, P-1)
    4.77%                                           05/04/06               46,442            46,423,539
    4.71%                                           05/08/06              218,682           218,481,724
  Beethoven Funding Corp. (A-1, P-1)
    4.87%                                           05/05/06               65,000            64,964,828
    4.76%                                           05/08/06              145,000           144,865,794
    4.80%                                           05/08/06               43,000            42,959,867
    4.95%                                           06/22/06              109,700           108,915,645
  Brahms Funding Corp. (A-1, P-1)
    4.81%                                           05/04/06               84,890            84,855,973
    5.02%                                           06/26/06               70,079            69,531,761
  Cancara Asset Securitization LLC (A-1+, P-1)
    4.76%                                           05/01/06              225,000           225,000,000
    4.76%                                           05/05/06              226,575           226,455,167
    4.76%                                           05/08/06               85,447            85,367,914
    4.78%                                           05/10/06              145,698           145,523,891
  Ciesco LLC (A-1+, P-1)
    4.66%                                           05/05/06              100,000            99,948,222
    4.97%                                           06/05/06               52,335            52,082,120

                                                                       PAR
                                                   MATURITY           (000)                 VALUE
                                                  ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Concord Minutemen Capital Co. (A-1, P-1)
    4.77%                                           05/04/06             $100,000         $  99,960,250
    4.67%                                           05/17/06               60,704            60,578,006
    4.96%                                           06/26/06               52,514            52,108,825
  Cullinan Finance Corp. (A-1+, P-1)
    4.68%                                           05/11/06               32,775            32,732,393
  Dakota Notes Program (A-1, P-1)
    4.73%                                           05/04/06              241,625           241,529,760
    4.79%                                           05/10/06              330,000           329,604,825
  Dorada Finance, Inc. (A-1+, P-1)
    4.78%                                           05/09/06               69,255            69,181,436
  Emerald Certificates (A-1+, P-1)
    4.79%                                           05/05/06              240,000           239,872,267
    4.80%                                           05/09/06              143,000           142,847,467
    4.80%                                           05/09/06              150,000           149,840,000
  Fairway Finance Corp. (A-1, P-1)
    4.72%                                           05/08/06               31,585            31,556,012
  Falcon Asset Securitization Corp. (A-1, P-1)
    4.77%                                           05/02/06               87,448            87,436,413
    4.78%                                           05/03/06              100,443           100,416,327
    4.77%(c)                                        05/08/06               95,758            95,669,184
  Grampian Funding LLC (A-1+, P-1)
    4.55%                                           07/03/06              115,700           114,778,739
  Jupiter Securitization Corp. (A-1, P-1)
    4.77%                                           05/01/06               93,988            93,988,000
    4.77%                                           05/02/06              131,669           131,651,554
  Liberty Street Funding Corp. (A-1, P-1)
    4.77%                                           05/04/06               95,000            94,962,238
    4.77%                                           05/05/06              131,751           131,681,172
  Monument Gardens Funding LLC (A-1, P-1)
    4.89%                                           06/22/06              120,000           119,152,400
  Old Line Funding Corp. (A-1+, P-1)
    4.77%(c)                                        05/08/06               77,822            77,749,820
    4.79%(c)                                        05/10/06               55,080            55,014,042
  Park Avenue Receivables Corp. (A-1, P-1)
    4.77%                                           05/02/06               65,510            65,501,320
    4.77%                                           05/03/06              121,330           121,297,848
  Park Granada LLC (A-1+, P-1)
    4.78%                                           05/09/06               59,000            58,937,329
    4.98%                                           06/23/06               25,000            24,816,708
  Park Sienna LLC (A-1+, P-1)
    4.79%                                           05/01/06               40,000            40,000,000
    4.80%                                           05/04/06              118,000           117,952,800
    4.76%                                           05/09/06               86,400            86,308,608
    4.78%                                           05/09/06               56,470            56,410,016
    4.78%                                           05/09/06               23,000            22,975,569
    4.98%                                           06/23/06               30,000            29,780,050
  Preferred Receivable Funding Corp. (A-1, P-1)
    4.77%                                           05/02/06              101,448           101,434,558
    4.77%                                           05/09/06               65,451            65,381,622
  Ranger Funding Co. LLC (A-1+, P-1)
    4.77%                                           05/01/06              147,000           147,000,000
    4.72%                                           05/03/06              197,000           196,948,342
    4.75%                                           05/04/06              230,000           229,908,958
  Sheffield Receivables Corp. (A-1+, P-1)
    4.77%                                           05/04/06              154,175           154,113,715
    4.78%                                           05/04/06              174,230           174,160,598
  Silver Tower U.S. Funding Corp. (A-1, P-1)
    4.68%                                           05/05/06               40,000            39,979,222
  Solitaire Funding LLC (A-1+, P-1)
    4.76%(c)                                        05/10/06              634,000           633,245,540
    4.78%(c)                                        05/10/06              127,860           127,707,207

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    4.78%(c)                                              05/09/06            $ 62,326        $   62,259,796
  Ticonderoga Funding LLC (A-1+, P-1)
    4.78%                                                 05/10/06              52,139            52,076,694
  Transamerica Asset Funding (A-1+, P-1)
    4.79%                                                 05/05/06              95,000            94,949,439

                                                                                              --------------
                                                                                               7,026,182,179
                                                                                              --------------
Banks - 12.6%
  Bank of America Corp. (A-1+, P-1)
    4.93%                                                 06/28/06             298,000           295,633,052
    4.94%                                                 06/29/06             435,000           431,476,766
  Barclays U.S. Funding Corp. (A-1+, P-1)
    4.56%                                                 07/17/06             998,400           988,651,595
  Citigroup Funding Corp. (A-1+, P-1)
    4.76%                                                 05/04/06              92,100            92,063,467
    4.76%                                                 05/08/06             130,000           129,879,678
    4.94%                                                 06/22/06             200,000           198,571,444
  Rabobank U.S. Finance Co. (A-1+, P-1)
    4.84%                                                 05/01/06             177,000           177,000,000
  Societe Generale N.A. (A-1+, P-1)
    4.78%                                                 05/10/06             647,015           646,241,758
  UBS Finance LLC Delaware (A-1+, P-1)
    4.78%                                                 05/10/06           1,000,000           998,806,250

                                                                                              --------------
                                                                                               3,958,324,010
                                                                                              --------------
Security Brokers & Dealers - 1.5%
  Bear Stearns & Co. (A-1, P-1)
    4.76%                                                 05/09/06             345,000           344,635,067
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.54%                                                 06/26/06             121,000           120,144,530

                                                                                              --------------
                                                                                                 464,779,597
                                                                                              --------------
Short-Term Business Credit Institutions - 1.1%
  General Electric Capital Services (A-1+, P-1)
    4.93%                                                 06/28/06             200,000           198,411,445
    4.93%                                                 06/28/06             150,660           149,463,341

                                                                                              --------------
                                                                                                 347,874,786
                                                                                              --------------
Transportation - 0.1%
  Netjets Inc. (A-1+, P-1)
    4.90%                                                 05/01/06              35,539            35,539,000
                                                                                              --------------
TOTAL COMMERCIAL PAPER
  (Cost $11,832,699,572)                                                                      11,832,699,572
                                                                                              --------------
MASTER NOTES - 4.7%
Security Brokers & Dealers - 4.7%
  Bank of America Securities LLC (A-1+, P-1)
    4.96%(d)                                              05/01/06             442,450           442,450,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
    4.94%(d)                                              05/01/06             303,000           303,000,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
    4.98%(d)                                              05/01/06             297,635           297,635,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    5.04%(d)                                              05/01/06             438,000           438,000,000

                                                                                              --------------
TOTAL MASTER NOTES
  (Cost $1,481,085,000)                                                                        1,481,085,000
                                                                                              --------------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS - 16.0%
Asset Backed Securities - 0.8%
  Racers XL (A-1, P-1)
    4.97%(c)(d)                                          05/22/06             $234,650        $  234,650,000
                                                                                              --------------
Banks - 2.4%
  Bank of New York Co., Inc. (A+, Aa3)
    5.03%(c)(d)                                          05/30/06              125,000           125,000,000
  LP Pinewood SPV (Wachovia Bank N.A. LOC)
    (A-1+, P-1)(e)
    4.95%(d)                                             05/08/06               50,000            50,000,000
  National City Bank, Cleveland (A+, Aa3)
    4.79%(d)                                             05/08/06              169,000           168,997,049
  U.S. Bank N.A. (AA-, Aa1)
    4.75%(d)                                             05/01/06              208,000           207,980,684
  Wells Fargo & Co. (Aa1, AA-)
    4.88%(d)                                             05/02/06              190,000           190,001,041

                                                                                              --------------
                                                                                                 741,978,774
                                                                                              --------------
Insurance Carriers NEC - 0.8%
  Travelers Insurance Co. (A-1+, P-1)
    5.07%(d)(f)                                          07/03/06              250,000           250,000,000
                                                                                              --------------
Life Insurance - 4.0%
  Allstate Life Global Funding II (Aa2, AA)
    4.98%(c)(d)                                          05/30/06               75,000            75,000,000
  Hartford Life Insurance Co. (A-1+, P-1)
    5.06%(d)(f)                                          07/03/06              100,000           100,000,000
    5.06%(d)(f)                                          07/03/06              100,000           100,000,000
  ING Security Life Insurance (AA3, Aa)
    4.93%(c)(d)                                          05/09/06              150,000           150,000,000
  MetLife Global Funding I (AA, Aa2)
    5.10%(c)(d)                                          05/30/06               95,000            95,000,000
  New York Life Insurance Co. (A-1+, P-1)
    4.98%(d)(f)                                          06/13/06              350,000           350,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.95%(c)(d)(f)                                       05/01/06              400,000           400,000,000

                                                                                              --------------
                                                                                               1,270,000,000
                                                                                              --------------
Security Brokers & Dealers - 6.6%
  Bear Stearns & Co., Inc. (A-1, P-1)
    4.80%(d)                                             05/05/06               75,000            75,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.94%(c)(d)(f)                                       05/19/06              333,000           333,000,000
    4.82%(c)(d)                                          06/08/06              587,990           587,990,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    4.95%(d)                                             05/30/06               79,900            79,900,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.92%(d)                                             05/01/06               69,300            69,300,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    5.05%(d)                                             05/11/06              459,000           459,072,670
    4.88%(d)                                             05/15/06              100,000           100,000,000
    5.14%(d)                                             07/19/06               50,000            50,019,178
  Morgan Stanley & Co., Inc. (A-1, P-1)
    4.96%(d)                                             05/01/06               75,000            75,000,000
    4.93%(d)                                             05/15/06              250,000           250,032,606

                                                                                              --------------
                                                                                               2,079,314,454
                                                                                              --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
10

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPFUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Short-Term Business Credit Institutions - 1.4%
  General Electric Capital Services (AAA, Aaa)
               5.00%(d)                                   05/17/06           $  447,600         $ 447,680,112
                                                                                                -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,023,623,340)                                                                         5,023,623,340
                                                                                                -------------
MEDIUM TERM NOTES - 0.5%
  Goldman Sachs Group, Inc. (A-1, P-1)
               4.82%
  (Cost $153,620,000)                                     05/05/06              153,620           153,620,000
                                                                                                -------------
TIME DEPOSITS - 4.5%
  Svenska Handelsbanken AB (A-1+, P-1)
               4.88%                                      05/01/06              462,000           462,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
               4.84%                                      05/01/06              651,000           651,000,000
               4.84%                                      05/01/06              300,000           300,000,000

                                                                                                -------------
TOTAL TIME DEPOSITS
  (Cost $1,413,000,000)                                                                         1,413,000,000
                                                                                                -------------
REPURCHASE AGREEMENTS - 17.6%
Deutsche Bank Securities, Inc.
               4.79%                                      05/01/06              118,000           118,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $118,047,102, collateralized by $185,311,704
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Notes 4.50% to 5.50% due from
    04/01/16 to 04/01/36. The market value is
    $121,540,000.)
Goldman Sachs & Co.
               4.78%                                      05/08/06              750,000           750,000,000
  (Agreement dated 04/20/06 to be repurchased at
    $751,792,500, collateralized by $2,025,093,172
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 7.50% due from 10/01/10 to 02/01/36. The
    market value is $772,500,001.)
Goldman Sachs & Co.
               4.69%                                      05/09/06              650,000           650,000,000
  (Agreement dated 03/02/06 to be repurchased at
    $655,758,278, collateralized by $1,138,405,344
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 8.00% due from 01/01/17 to 04/01/36. The
    market value is $669,500,000.)
Morgan Stanley & Co., Inc.
               4.76%                                      05/01/06              255,000           255,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $255,101,150, collateralized by $327,473,540
    Federal National Mortgage Assoc. Bonds,
    Discount Notes and Variable Rate Notes 0.00%
    to 5.07% due from 06/02/06 to 07/01/35. The
    market value is $263,159,060.)
Morgan Stanley & Co., Inc.
               4.78%                                      05/01/06              125,714           125,714,000
  (Agreement dated 04/28/06 to be repurchased at
    $125,763,678, collateralized by $161,443,171
    Federal National Mortgage Assoc. Bonds,
    Discount Notes and Variable Rate Notes 0.00%
    to 5.07% due from 06/02/06 to 07/01/35. The
    market value is $129,736,384.)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
PNC Bank, N.A.(g)
               4.58%                                      05/01/06           $  104,300         $ 104,300,000
  (Agreement dated 04/28/06 to be repurchased at
    $104,339,808, collateralized by $325,770,400
    Federal National Mortgage Assoc. Bonds 4.50%
    to 6.00% due from 12/01/19 to 04/01/35. The
    market value is $218,294,482.)
UBS Securities LLC
               4.78%                                      05/09/06              520,000           520,000,000
  (Agreement dated 04/18/06 to be repurchased at
    $521,449,933, collateralized by $535,602,079
    Federal Home Loan Mortgage Corp. Strips and
    Federal National Mortgage Assoc. Strips 0.00%
    due from 04/01/32 to 05/01/36. The market
    value is $535,602,079.)
UBS Securities LLC
               4.78%                                      05/10/06            1,000,000         1,000,000,000
  (Agreement dated 03/29/06 to be repurchased at
    $1,005,576,667, collateralized by $1,030,000,476
    Federal National Mortgage Assoc. Bonds 4.00%
    to 6.50% due from 07/01/18 to 05/01/36. The
    market value is $1,025,823,608.)
UBS Securities LLC
               4.79%                                      05/10/06            2,000,000         2,000,000,000
  (Agreement dated 03/29/06 to be repurchased at
    $2,011,176,667, collateralized by $2,000,002,495
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds and
    Strips 0.00% to 6.50% due from 04/01/18 to
    05/01/36. The market value is $2,056,707,755.)

                                                                                                -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $5,523,014,000)
                                                                                                5,523,014,000
                                                                                                -------------

TOTAL INVESTMENTS IN SECURITIES -  100.0%
  (Cost $31,449,129,869(a))                 31,449,129,869
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%                            15,083,184
                                           ---------------
NET ASSETS -  100.0%                       $31,464,213,053
                                           ===============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2006, the Fund held 8.5% of its net assets, with a current market value of $2,671,395,144, in securities restricted as to resale.
(d)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of April 30, 2006, the Fund held 4.9% of its net assets, with a current market value of $1,533,000,000 in these securities.
(g)  Represents an investment in an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    TEMPCASH

APRIL 30, 2006 (UNAUDITED)

                                                                      PAR
                                                  MATURITY           (000)                VALUE
                                                 ----------   ------------------   -------------------
CERTIFICATES OF DEPOSIT - 18.1%
Domestic - 4.8%
  Citibank N.A. (A-1+, P-1)
    4.70%                                          05/15/06             $147,000         $ 147,000,000
  Washington Mutual Bank FA (A-1, P-1)
    4.75%                                          05/08/06              177,000           177,000,000
    4.80%                                          05/08/06               87,055            87,055,000
    4.75%                                          05/10/06               52,000            51,999,871
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.82%                                          05/03/06              170,855           170,855,000

                                                                                         -------------
                                                                                           633,909,871
                                                                                         -------------
Yankee - 13.3%
  Banque Nationale de Paribas, New York
    (A-1+, P-1)
    4.50%(b)                                       10/19/06              132,000           132,000,000
  Barclays Bank PLC, New York (A-1+, P-1)
    4.98%(b)                                       06/29/06              150,000           150,000,000
    4.99%(b)                                       06/29/06               25,000            25,000,000
  Credit Suisse Group, New York (A-1, P-1)
    4.71%(b)                                       05/08/06              576,000           576,000,000
  Depfa Bank PLC, New York (A-1+, P-1)
    4.79%(b)                                       05/10/06               46,000            45,999,886
  Mizuho Corp. Bank, New York (A-1, P-1)
    5.01%(b)                                       06/23/06              132,345           132,345,000
  Natexis Banque, New York (A-1, P-1)
    5.00%(b)                                       06/29/06               31,395            31,393,470
  Royal Bank of Canada, New York (A-1+, P-1)
    4.96%(b)                                       06/28/06               33,000            32,998,910
  Royal Bank of Scotland, New York (A-1+, P-1)
    4.52%(b)                                       10/20/06               67,620            67,620,772
    4.81%(b)                                       01/16/07              105,000           105,000,000
    4.87%(b)                                       02/02/07              252,900           252,900,000
  Societe Generale, New York (A-1+, P-1)
    4.78%(b)                                       12/06/06              105,000           105,000,000
  Sumitomo Mitsui Banking Corp., New York
    (A-1, P-1)
    4.82%(b)                                       05/08/06               80,000            80,000,000

                                                                                         -------------
                                                                                         1,736,258,038
                                                                                         -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,370,167,909)                                                                  2,370,167,909
                                                                                         -------------
COMMERCIAL PAPER - 38.6%
Asset Backed Securities - 23.4%
  Atlantis One Funding Corp. (A-1+, P-1)
    4.55%                                          07/18/06              121,728           120,527,965
  Barton Capital Corp. (A-1+, P-1)
    4.77%                                          05/04/06               20,620            20,611,803
  Beethoven Funding Corp. (A-1, P-1)
    4.87%                                          05/05/06               26,000            25,985,931
    4.76%                                          05/08/06               63,000            62,941,690
    4.80%                                          05/08/06               15,000            14,986,000
    4.78%                                          05/10/06               54,000            53,935,470
    4.95%                                          06/22/06               47,800            47,458,230
    4.95%                                          06/28/06               57,476            57,017,629
  Brahms Funding Corp. (A-1, P-1)
    4.81%                                          05/04/06               35,110            35,095,927
    5.02%                                          06/26/06               30,850            30,609,096
  Cancara Asset Securitization LLC (A-1+, P-1)
    4.76%                                          05/01/06               75,000            75,000,000
    4.76%                                          05/05/06               89,875            89,827,466
    4.76%                                          05/08/06               33,895            33,863,628
    4.79%                                          05/08/06              118,190           118,079,919

                                                                      PAR
                                                  MATURITY           (000)                VALUE
                                                 ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Concord Minutemen Capital Co. (A-1, P-1)
    4.77%                                          05/04/06             $ 40,000         $  39,984,100
    4.67%                                          05/17/06               22,000            21,954,338
    4.96%                                          06/26/06               22,400            22,227,171
  Cullinan Finance Corp. (A-1+, P-1)
    4.68%                                          05/11/06               12,650            12,633,555
    4.94%                                          06/15/06               39,424            39,180,557
  Dakota Notes Program (A-1, P-1)
    4.73%                                          05/04/06               95,510            95,472,353
    4.79%                                          05/10/06              125,000           124,850,312
  Dorada Finance, Inc. (A-1+, P-1)
    4.78%                                          05/09/06               30,745            30,712,342
  Emerald Certificates (A-1+, P-1)
    4.79%                                          05/05/06               40,000            39,978,711
  Giro U.S. Funding Corp. (A-1, P-1)
    4.77%                                          05/05/06               87,000            86,953,890
    4.80%                                          05/05/06              180,906           180,809,517
  Grampian Funding LLC (A-1+, P-1)
    4.55%                                          07/03/06              100,000            99,203,750
  K2 (USA) LLC (A-1+, P-1)
    4.56%                                          07/18/06               34,900            34,555,188
  Liberty Street Funding Corp. (A-1, P-1)
    4.79%                                          05/10/06               71,257            71,171,670
  Lockhart Funding LLC (P-1)
    4.79%                                          05/03/06              123,000           122,967,268
    5.10%                                          05/22/06                  578               576,280
  Monument Gardens Funding LLC (A-1, P-1)
    4.89%                                          06/21/06               46,697            46,373,506
  Norddeutsche Landesbank (A-1, P-1)
    4.78%(c)                                       05/10/06               60,000            59,928,300
  Park Granada LLC (A-1+, P-1)
    4.78%                                          05/09/06               24,000            23,974,507
    4.98%                                          06/23/06               20,000            19,853,367
  Park Sienna LLC (A-1+, P-1)
    4.80%                                          05/04/06               44,656            44,638,138
    4.76%                                          05/09/06               33,600            33,564,459
    4.78%                                          05/09/06               31,000            30,967,071
    4.98%                                          06/23/06               19,360            19,218,059
  Ranger Funding Co. LLC (A-1+, P-1)
    4.75%                                          05/04/06              100,000            99,960,417
  Sheffield Receivables Corp. (A-1+, P-1)
    4.78%                                          05/04/06               76,810            76,779,404
  Silver Tower U.S. Funding Corp. (A-1, P-1)
    4.68%                                          05/05/06               25,000            24,987,014
  Solitaire Funding LLC (A-1+, P-1)
    4.76%(c)                                       05/10/06              259,800           259,490,838
    4.78%(c)                                       05/10/06               48,340            48,282,234
  Sydney Capital Corp. (A-1+, P-1)
    4.79%                                          05/10/06              100,000            99,880,250
  Thames Asset Global Securitization Corp.
    (A-1, P-1)
    4.79%                                          05/01/06               99,190            99,190,000
    4.78%(c)                                       05/09/06               27,665            27,635,614
  Thunder Bay Funding, Inc. (A-1, P-1)
    4.72%(c)                                       05/10/06               37,247            37,203,048
  Ticonderoga Funding LLC (A-1+, P-1)
    4.78%                                          05/10/06               23,145            23,117,342
  Transamerica Asset Funding (A-1+, P-1)
    4.79%                                          05/05/06               31,780            31,763,086
  Transamerica Securitization Liquidity Notes
    (A-1+, P-1)
    4.81%                                          05/02/06               20,094            20,091,315

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
12

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   ------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
  Victory Receivables Corp. (A-1, P-1)
    4.78%                                                05/04/06             $ 21,000        $  20,991,635
    4.78%                                                05/05/06               53,594           53,565,536
    4.95%                                                06/26/06               50,000           49,615,000

                                                                                              -------------
                                                                                              3,060,241,896
                                                                                              -------------
Banks - 8.4%
  Banco Bilbao Vizcaya, Argentina (A-1, P-1)
    4.78%                                                05/10/06               59,600           59,528,778
  Bank of America Corp. (A-1+, P-1)
    4.93%                                                06/28/06              131,600          130,554,730
    4.94%                                                06/29/06              191,000          189,453,017
  Citigroup Funding Corp. (A-1+, P-1)
    4.76%                                                05/04/06               37,700           37,685,046
    4.76%                                                05/08/06               20,000           19,981,489
  Natexis Banque Populaires, New York (A-1, P-1)
    4.56%                                                07/31/06              133,000          131,468,634
  Rabobank U.S. Finance Co. (A-1+, P-1)
    4.84%                                                05/01/06               73,000           73,000,000
  Societe Generale N.A. (A-1+, P-1)
    4.78%                                                05/10/06              152,985          152,801,992
  UBS Finance LLC Delaware (A-1+, P-1)
    4.78%                                                05/10/06              300,000          299,641,875

                                                                                              -------------
                                                                                              1,094,115,561
                                                                                              -------------
Insurance Carriers NEC - 0.5%
  MetLife, Inc. (A-1+, P-1)
    4.68%                                                05/11/06               63,971           63,887,838
                                                                                              -------------
Life Insurance - 0.8%
  Irish Life & Permanent Corp. (A+, A1)
    4.95%(c)(d)                                          05/22/06              100,000          100,000,000
                                                                                              -------------
Mortgage Bankers & Correspondents - 3.2%
  Countrywide Financial Corp. (A-1, F-1)
    4.90%                                                05/01/06              138,000          138,000,000
    4.70%                                                05/05/06              128,000          127,933,156
    4.80%                                                05/08/06              159,768          159,618,883

                                                                                              -------------
                                                                                                425,552,039
                                                                                              -------------
Security Brokers & Dealers - 1.1%
  Bear Stearns & Co. (A-1, P-1)
    4.76%                                                05/09/06              141,000          140,850,853
                                                                                              -------------
Short-Term Business Credit Institutions - 1.2%
  General Electric Capital Services (A-1+, P-1)
    4.93%                                                06/28/06              155,000          153,768,869
                                                                                              -------------
TOTAL COMMERCIAL PAPER
  (Cost $5,038,417,056)                                                                       5,038,417,056
                                                                                              -------------
MASTER NOTES - 5.0%
Security Brokers & Dealers - 5.0%
  Bank of America Securities LLC (A-1+, P-1)
    4.96%(d)                                             05/01/06              166,200          166,200,000
  Citigroup Global Markets, Inc. (A-1+, P-1)
    4.94%(d)                                             05/01/06              142,000          142,000,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(e)
    4.98%(d)                                             05/01/06              122,655          122,655,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(e)
    5.04%(d)                                             05/01/06              219,000          219,000,000

                                                                                              -------------
TOTAL MASTER NOTES
  (Cost $649,855,000)                                                                           649,855,000
                                                                                              -------------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS - 23.3%
Asset Backed Securities - 3.6%
  Links Finance LLC (AAA, Aaa)
    4.81%(c)(d)                                          05/01/06             $ 25,000         $  25,000,197
  Racers XL (A-1, P-1)
    4.79%(c)(d)                                          05/22/06              223,600           223,600,000
    4.97%(c)(d)                                          05/22/06              129,400           129,400,009
  Wachovia Asset Securitization, Inc., Series
    04-HM1, Class A (AAA, Aaa)
    4.94%(c)(d)                                          05/25/06               37,646            37,646,330
  Wachovia Asset Securitization, Inc., Series
    04-HM2, Class A (AAA, Aaa)
    4.95%(c)(d)                                          05/25/06               48,329            48,329,334

                                                                                               -------------
                                                                                                 463,975,870
                                                                                               -------------
Banks - 3.7%
  All Seasons Funding LLC (Federal Home Loan
    Bank Guaranty) (Aaa)(e)
    4.93%(d)                                             05/08/06                3,995             3,995,000
  Dewberry IV LLP (Mercantile Safe Deposit LOC)
    (AA-)(e)
    5.04%(d)                                             05/08/06               16,000            16,000,000
  Gables of Germantown (Marshall & Illsely Bank
    LOC) (A-1, P-1)(e)
    5.08%(d)                                             05/08/06               15,000            15,000,000
  Green Knight Economic Development Series 2004
    (Fulton Bank LOC) (A-1)(e)
    5.15%(d)                                             05/08/06                2,485             2,485,000
  HBOS Treasury Services PLC (A-1+, P-1)
    4.88%(d)                                             05/01/06               45,000            45,010,248
    5.00%(c)(d)                                          06/26/06              150,000           150,000,000
  Laurel Grocery Co. LLC (US Bank N.A. LOC)
    (A-1, P-1)(e)
    5.02%(d)                                             05/08/06                1,425             1,425,000
  Madison Hotel Investors LLC (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    5.00%(d)                                             05/08/06               34,000            34,000,000
    5.00%(d)                                             05/08/06               14,900            14,900,000
  MB&B Holdings LLC (Marshall & Ilsley Bank LOC)
    (A-1, P-1)
    5.08%(d)                                             05/04/06                6,700             6,700,000
    5.08%(d)                                             05/04/06                3,635             3,635,000
  North Square Associates LLP (Marshall & Ilsley
    Bank LOC) (A-1, P-1)(e)
    5.08%(d)                                             05/08/06               14,390            14,390,000
  Oxford Capital Enterprise LLC (National City Bank
    of Cleveland LOC) (A-1, P-1)(e)
    5.02%(d)                                             05/08/06                3,925             3,925,000
  Paca-Pratt Associates, Inc. (M&T Bank N.A. LOC)
    (A-1)(e)
    5.05%(d)                                             05/08/06               16,000            16,000,000
  Park Street Properties I LLC (U.S. Bank LOC)
    (Aa1)(e)
    5.00%(d)                                             05/03/06                9,000             9,000,000
  Park Village (Bank One N.A. LOC) (A-1+, P-1)(e)
    5.10%(d)                                             05/04/06                6,955             6,955,000
  Prospect Aggregates, Inc. (Fulton Bank LOC)
    (A-1)(e)
    5.15%(d)                                             05/04/06                8,710             8,710,000
  Shipley Group LP (Fulton Bank LOC) (VMIG-1)(e)
    5.15%(d)                                             05/08/06               15,935            15,935,000
  Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(e)
    5.04%(d)                                             05/08/06                1,530             1,530,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
  Westpac Banking Corp. (AA-, Aa3)(e)
    4.93%(d)                                           06/12/06             $108,250         $ 108,250,000

                                                                                             -------------
                                                                                               477,845,248
                                                                                             -------------
Life Insurance - 5.4%
  Allstate Life Global Funding II (AA, Aa2)
    4.96%(c)(d)                                        05/16/06              100,000           100,000,000
    4.98%(c)(d)                                        05/30/06               40,000            40,000,000
  MetLife Global Funding I (AA, Aa2)
    5.10%(c)(d)                                        05/30/06               40,000            40,000,000
  Monumental Life Insurance Co. (A-1+, P-1)
    4.95%(d)(f)                                        06/01/06              200,000           200,000,000
  New York Life Insurance Co. (A-1+, P-1)
    4.98%(d)(f)                                        06/13/06              300,000           300,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
    4.96%(d)(f)                                        06/01/06               26,000            26,000,000

                                                                                             -------------
                                                                                               706,000,000
                                                                                             -------------
Municipal Bonds - 1.5%
  American National Fish & Wildlife Museum of
    Missouri RB Series 2004B DN (Commerce Bank
    NA LOC) (A-1)(e)
    5.12%(d)                                           05/08/06                  900               900,000
  Bergen County New Jersey Import Authority
    (Encap Golf Holdings LLC) RB Series 2005D DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    5.00%(d)                                           05/08/06               14,230            14,230,000
  Covington Kentucky Industrial Building RB Series
    2005A DN (U.S. Bank LOC) (A-1, P-1)(e)
    5.02%(d)                                           05/08/06                9,120             9,120,000
  Massachusetts State Housing Finance Agency RB
    (Avalon Flanders Project) Series 2004A DN
    (Morgan Guaranty Trust LOC) (A-1+)(e)
    4.87%(d)                                           05/08/06               21,710            21,710,000
  Mayfield Cornerstone LLC RB Series 2005A DN
    (Huntington National Bank LOC) (A-1, P-1)
    5.10%(d)                                           05/08/06                2,895             2,895,000
  Mayfield Cornerstone LLC RB Series 2005B DN
    (Huntington National Bank LOC) (A-1, P1)
    5.10%(d)                                           05/08/06                1,045             1,045,000
  Mayfield Spine Center RB Series 2005 DN
    (Huntington National Bank LOC) (A-1, P1)
    5.10%(d)                                           05/08/06                  500               500,000
  Mayfield Spine Center RB Series 2005B DN
    (Huntington National Bank LOC)
    5.10%(d)                                           05/08/06                1,315             1,315,000
  New York State Dormitory Authority RB (Taxable
    Project) Series 2005A DN (A-1+, F-1+)
    4.87%(d)                                           05/08/06               14,335            14,335,000
  New York State Housing Finance Agency RB
    Series 2003B DN (VMIG-1)
    4.85%(d)                                           05/08/06               22,900            22,900,000
  Santa Rosa California RB Series 2004 DN (Bank
    One N.A. LOC) (A-1+, F1+)(e)
    4.87%(d)                                           05/04/06               42,000            42,000,000
  Savannah College Georgia RB (Art & Design
    Project) Series 2004 DN (A-1+)(e)
    5.00%(d)                                           05/04/06                7,300             7,300,000
  SDB Capital LLC RB DN (Marshall & Ilsley Bank
    N.A. LOC) (A-1, P-1)
    5.00%(d)                                           05/08/06               20,000            20,000,000
  Texas GO Series 2004D DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
    4.85%(d)                                           05/03/06                2,635             2,635,000

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (continued)
  Texas GO Series 2004E DN (Dexia Credit Local
    SBPA) (A-1+, VMIG-1)(e)
    4.85%(d)                                           05/03/06             $  9,400         $   9,400,000
  Texas GO Series 2005I-C MB (A-1+, VMIG-1)
    4.85%(d)                                           05/03/06               15,000            15,000,000
    4.85%(d)                                           05/03/06                5,270             5,270,000
  Utah Telecommunication Open RB (Infrastructure
    Agency Project) Series 2004 DN (Bank of
    America LOC) (A-1+)(e)
    4.93%(d)                                           05/08/06                8,000             8,000,000

                                                                                             -------------
                                                                                               198,555,000
                                                                                             -------------
Security Brokers & Dealers - 7.0%
  Bear Stearns & Co., Inc. (A-1, P-1)
    4.80%(d)                                           05/05/06               25,000            25,000,000
    5.04%(d)                                           05/30/06               64,000            64,000,000
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.82%(c)(d)                                        06/08/06              212,010           212,010,000
  Greenwich Capital Holdings, Inc. (A-1+, P-1)
    4.95%(d)                                           05/30/06               34,000            34,000,000
  Lehman Brothers Holdings, Inc. (A-1, P-1)
    4.92%(d)                                           05/01/06               29,000            29,000,000
  Merrill Lynch & Co., Inc. (A+, Aa3)
    5.05%(d)                                           05/11/06              300,000           300,073,433
    5.14%(d)                                           07/19/06               20,000            20,007,671
  Morgan Stanley & Co., Inc. (A-1, P-1)
    4.92%(d)                                           05/01/06               31,700            31,700,000
    4.93%(d)                                           05/15/06              200,000           200,025,000

                                                                                             -------------
                                                                                               915,816,104
                                                                                             -------------
Short-Term Business Credit Institutions - 2.1%
  General Electric Capital Corp. (AAA, Aaa)
    4.95%(d)                                           05/09/06              116,000           116,010,628
  General Electric Capital Services (AAA, Aaa)
    5.00%(d)                                           05/17/06              163,760           163,816,960

                                                                                             -------------
                                                                                               279,827,588
                                                                                             -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,042,019,811)                                                                      3,042,019,810
                                                                                             -------------
MEDIUM TERM NOTES - 0.5%
  Goldman Sachs Group, Inc. (A-1, P-1)
    4.82%
  (Cost $63,550,000)                                   05/05/06               63,550            63,550,000
                                                                                             -------------
TIME DEPOSITS - 6.7%
  Svenska Handelsbanken AB (A-1+, P-1)
    4.88%                                              05/01/06              279,000           279,000,000
  Wells Fargo Bank, N.A. (A-1+, P-1)
    4.84%                                              05/01/06              597,000           597,000,000

                                                                                             -------------
TOTAL TIME DEPOSITS
  (Cost $876,000,000)                                                                          876,000,000
                                                                                             -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
14

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              TEMPCASH (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                       PAR
                                                       MATURITY       (000)            VALUE
                                                      ----------   -----------   -----------------
REPURCHASE AGREEMENTS - 7.7%
Deutsche Bank Securities, Inc.
    4.79%                                               05/01/06      $200,000     $   200,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $200,079,833, collateralized by $206,468,603
    Federal National Mortgage Assoc. Bonds and
    Variable Rate Mortgage Notes and Government
    National Mortgage Assoc. Bonds 4.97% to
    6.00% due 12/16/21 to 03/25/36. The value of
    the collateral is $206,000,000.)
Goldman Sachs & Co.
    4.69%                                               05/09/06       200,000         200,000,000
  (Agreement dated 03/02/06 to be repurchased at
    $201,771,778, collateralized by $223,173,334
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.50%
    to 5.50% due 06/01/20 to 09/01/35. The value of
    the collateral is $206,000,000.)
Morgan Stanley & Co., Inc.
    4.78%                                               05/01/06       375,562         375,562,000
  (Agreement dated 04/28/06 to be repurchased at
    $375,711,599, collateralized by $486,925,511
    Federal National Mortgage Assoc. Bonds 4.50%
    to 5.00% due 03/01/34 to 08/01/35. The value of
    the collateral is $388,299,125.)
UBS Securities LLC
    4.78%                                               05/09/06       230,000         230,000,000
  (Agreement dated 04/18/06 to be repurchased at
    $230,641,317, collateralized by $337,199,455
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.50%
    to 5.50% due 04/01/18 to 04/01/36. The value of
    the collateral is $236,904,169.)

                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $1,005,562,000)                                                              1,005,562,000
                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES -  99.9%
  (Cost $13,045,571,775(a))                                                         13,045,571,775
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                                                    17,924,709
                                                                                   ---------------
NET ASSETS -  100.0%                                                               $13,063,496,484
                                                                                   ===============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2006, the Fund held 11.8% of its net assets, with a current market value of $1,538,525,904, in securities restricted as to resale.
(d)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)  Ratings reflect those of guarantor.
(f)  Illiquid Security. As of April 30, 2006, the Fund held 4.0% of its net assets, with a current market value of $526,000,000 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    FEDFUND

APRIL 30, 2006 (UNAUDITED)

                                                                                   PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   ------------------
AGENCY OBLIGATIONS - 40.2%
Federal Farm Credit Bank Variable Rate Notes - 14.4%
               4.73%(b)                                         05/01/06             $105,000        $ 104,972,802
               4.76%(b)                                         05/01/06               95,000           94,992,040
               4.78%(b)                                         05/01/06              172,000          172,000,156
               4.80%(b)                                         05/01/06               40,000           40,000,106
               4.79%(b)                                         05/12/06               80,000           80,007,806

                                                                                                     -------------
                                                                                                       491,972,910
                                                                                                     -------------
Federal Home Loan Bank Bonds - 0.2%
               2.10%                                            10/13/06                7,415            7,338,338
                                                                                                     -------------
Federal Home Loan Bank Discount Notes - 0.0%
               4.71%                                            05/01/06                  414              414,000
                                                                                                     -------------
Federal Home Loan Bank Variable Rate Notes - 7.3%
               4.57%(b)(c)                                      05/02/06              100,000           99,986,132
               4.82%(b)(c)                                      05/22/06              150,000          149,972,590

                                                                                                     -------------
                                                                                                       249,958,722
                                                                                                     -------------
Federal Home Loan Mortgage Corp. Discount Notes - 3.8%
               4.23%                                            09/27/06               20,000           19,649,850
               4.48%                                            12/01/06               33,500           32,606,862
               4.50%                                            01/09/07               35,000           33,893,125
               4.58%                                            01/19/07               47,500           45,910,676

                                                                                                     -------------
                                                                                                       132,060,513
                                                                                                     -------------
Federal Home Loan Mortgage Corp. Variable Rate Notes - 4.4%
               4.78%(b)                                         06/19/06              150,000          149,908,151
                                                                                                     -------------
Federal National Mortgage Assoc. Discount Notes - 8.6%
               4.68%                                            06/01/06              125,000          124,495,712
               4.54%                                            05/01/06              100,000          100,000,000
               4.62%                                            08/01/06               50,000           49,409,667
               4.56%                                            10/02/06               20,000           19,609,866

                                                                                                     -------------
                                                                                                       293,515,245
                                                                                                     -------------
Federal National Mortgage Assoc. Variable Rate Notes - 1.5%
               4.72%(b)                                         05/08/06               50,000           49,986,863
                                                                                                     -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,375,154,742)                                                                              1,375,154,742
                                                                                                     -------------
REPURCHASE AGREEMENTS - 63.7%
Deutsche Bank Securities, Inc.
               4.79%                                            05/01/06              382,444          382,444,000
  (Agreement dated 04/28/06 to be repurchased at
    $382,596,659, collateralized by $678,003,172
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.40% to 7.50% due from 01/01/16
    to 04/01/36. The market value is $393,917,320.)
Deutsche Bank Securities, Inc.
               4.79%                                            05/01/06              200,000          200,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $200,079,833, collateralized by $354,563,373
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Notes 3.40% to 7.50% due from 01/01/16
    to 04/01/36. The market value is $206,000,000.)
Goldman Sachs & Co.
               4.78%                                            05/05/06              400,000          400,000,000
  (Agreement dated 04/03/06 to be repurchased at
    $401,699,556, collateralized by $508,237,578
    Federal Home Loan Mortgage Corp. Bonds and
    Federal National Mortgage Assoc. Bonds 4.00%
    to 6.00% due from 09/01/18 to 12/01/35. The
    market value is $412,000,000.)

                                                                                  PAR
                                                               MATURITY           (000)                VALUE
                                                              ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
Goldman Sachs & Co.
               4.69%                                            05/09/06             $100,000         $ 100,000,000
  (Agreement dated 03/02/06 to be repurchased at
    $100,885,889, collateralized by $203,085,314
    Federal National Mortgage Assoc. Bonds 5.50%
    due from 04/01/21 to 02/01/33. The market
    value is $103,000,000.)
Merrill Lynch Government Securities, Inc.
               4.78%                                            05/03/06              100,000           100,000,000
  (Agreement dated 04/03/06 to be repurchased at
    $100,398,333, collateralized by $225,551,924
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds and Federal
    National Mortgage Assoc. Bonds and Variable
    Rate Mortgage Notes 4.00% to 6.00% due from
    12/15/11 to 03/15/36. The market value is
    $103,001,789.)
Morgan Stanley & Co., Inc.
               4.76%                                            05/01/06              195,000           195,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $195,077,350, collateralized by $342,722,505
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Discount Notes and
    Variable Rate Mortgage Notes, and U.S.
    Treasury Notes and Strip Principals 0.00% to
    6.71% due from 05/31/06 to 04/01/43. The
    market value is $201,374,253.)
Morgan Stanley & Co., Inc.
               4.78%                                            05/01/06              300,000           300,000,000
  (Agreement dated 04/28/06 to be repurchased at
    $300,119,500, collateralized by $527,265,393
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Discount Notes and
    Variable Rate Mortgage Notes and U.S.
    Treasury Notes and Strip Principals 0.00% to
    6.71% due from 05/31/06 to 04/01/43. The
    market value is $309,806,544.)
Morgan Stanley & Co., Inc.
               4.78%                                            05/05/06              200,000           200,000,000
  (Agreement dated 04/04/06 to be repurchased at
    $200,823,222, collateralized by $351,510,262
    Federal Home Loan Mortgage Corp. Adjustable
    Rate Mortgage Notes and Bonds, Federal
    National Mortgage Assoc. Discount Notes and
    Variable Rate Mortgage Notes and U.S.
    Treasury Notes and Strip Principals 0.00% to
    6.71% due from 05/31/06 to 04/01/43. The
    market value is $206,537,696.)
UBS Securities LLC
               4.79%                                            05/10/06              300,000           300,000,000
  (Agreement dated 03/29/06 to be repurchased at
    $301,676,500, collateralized by $309,003,334
    Federal Home Loan Mortgage Corp. Strips
    0.00% due from 08/01/20 to 02/01/36. The
    market value is $309,003,334.)

                                                                                                      -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,177,444,000)
                                                                                                      2,177,444,000
                                                                                                      -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              FEDFUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                        VALUE
                                  ---------------
TOTAL INVESTMENTS IN SECURITIES -  103.9%
  (Cost $3,552,598,742(a))         $3,552,598,742
LIABILITIES IN EXCESS OF OTHER
  ASSETS -  (3.9)%                   (132,373,820)
                                   --------------
NET ASSETS -  100.0%               $3,420,224,922
                                   ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  The rate shown is the effective yield on the discount notes at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    MUNIFUND

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.3%
Alabama - 4.6%
  Cullman Medical Park RB (South Medical Clinic
    Board Project) (Merrill Lynch P-Float Trust
    Receipts) Series 2005-121 DN (Lloyds Bank
    LOC) (VMIG-1)
    3.86%(b)(c)                                         05/08/06              $10,800           $10,800,000
  Jefferson County GO Warrants Series 2001B DN
    (Morgan Guaranty Trust , Bayerische
    Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
    3.76%(c)                                            05/01/06               96,885            96,885,000
  Jefferson County Sewer RB Series 1985 DN
    (A-1+, VMIG-1)
    3.82%(c)                                            05/08/06                3,150             3,150,000

                                                                                                -----------
                                                                                                110,835,000
                                                                                                -----------
Alaska - 0.1%
  Matanuska-Susitna Borough RB (Wachovia
    Merlots Trust Receipts) Series 2001A-114 DN
    (FGIC Insurance, Wachovia Bank N.A. SBPA)
    (A-1)
    3.82%(b)(c)                                         05/08/06                3,135             3,135,000
                                                                                                -----------
Arizona - 0.2%
  Pima County IDRB (El Dorado Hospital Project)
    Series 2004 DN (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                5,400             5,400,000
                                                                                                -----------
Arkansas - 0.6%
  Arkansas Housing Finance Authority RB (Baptist
    Health Project) Series 1995 DN (MBIA
    Insurance) (A-1+)
    3.85%(c)                                            05/08/06               15,400            15,400,000
                                                                                                -----------
California - 6.0%
  Bay Area Toll Authority Toll Bridge RB Series
    2006MT-238 DN (Liquidity Facility, Depfa Bank
    PLC) (F-1+)
    3.93%(b)(c)                                         05/01/06               35,000            35,000,000
  California Department of Water Resource Power
    Supply RB Series 2002B-2 DN (Banque
    Nationale de Paribas LOC) (A-1+, VMIG-1)
    3.78%(c)                                            05/01/06                  150               150,000
  California State Department Water Reserve Power
    Supply RB Series 2005F-5 DN (Citibank LOC)
    (A-1+, VMIG-1)
    3.78%(c)                                            05/01/06               46,685            46,685,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.86%(b)(c)                                         05/08/06                3,735             3,735,000
  Golden State Tobacco Settlement Securitization
    RB Series 2006Z-4 DN (FSA Insurance) (F-1+)
    3.86%(b)(c)                                         05/08/06                4,960             4,960,000
  Golden State Tobacco Settlement Securitization
    RB Series 2006Z-5 DN (AMBAC Insurance)
    (F-1+)
    3.86%(b)(c)                                         05/08/06                2,400             2,400,000
  Los Angeles Unified School District GO (ABN
    AMRO Munitops Trust Receipts) Series 2005-36
    DN (Kredietbank LOC) (F-1+, AAA)
    3.54%(b)(c)                                         10/02/06               12,995            12,995,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-005 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    3.90%(b)(c)                                         05/08/06               13,500            13,500,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-006 DN (FGIC Insurance)
    (F-1+)
    3.90%(b)(c)                                         05/08/06              $ 7,305           $ 7,305,000
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    3.85%(b)(c)                                         05/08/06               19,755            19,755,000

                                                                                                -----------
                                                                                                146,485,000
                                                                                                -----------
Colorado - 4.6%
  Alamosa County Hospital RB (San Luis Valley
    Regional Medical Center Project) Series 2005
    DN (U.S. Bank N.A. LOC) (A-1+)
    3.85%(c)                                            05/08/06               11,355            11,355,000
  Colorado Education Loan Program RB Series 2005
    TRAN (SP-1+, MIG-1)
    4.00%                                               08/07/06               16,500            16,556,657
  Colorado Health Facilities Authority RB (Liberty
    Heights Retirement Project) Series 2005 PZ-82
    DN (Merrill Lynch & Co. Guaranty) (A-1+)
    3.88%(b)(c)                                         05/08/06               27,525            27,525,000
  Colorado Health Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PZ-89 DN (Merrill Lynch Guaranty) (A-1)
    3.88%(b)(c)                                         05/08/06               14,590            14,590,000
  Colorado Health Facilities Authority RB (Total
    Long-Term Care Project) Series 2002 DN (U.S.
    Bank N.A. LOC) (A-1+)
    3.79%(c)                                            05/08/06                4,160             4,160,000
  Colorado Housing & Finance Authority RB
    (Multi-Family Housing Grant Project) Series
    2006A DN (Wells Fargo Bank N.A. LOC) (A-1+)
    3.81%(c)                                            05/08/06                2,000             2,000,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005-1B5 MB
    (SP-1, MIG-1)
    2.75%                                               07/05/06               10,000            10,000,000
  Colorado Public Highway Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-46 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    3.88%(b)(c)                                         05/08/06                6,510             6,510,000
  Colorado Springs Utilities RB (Citibank Trust
    Receipts) Series 2005R ROC-II-457 DN (Citibank
    Liquidity Facility) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                7,465             7,465,000
  Denver Urban Renewal Authority Tax Increment
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN (Lloyds Bank SBPA)
    (A-1, AA-)
    3.89%(b)(c)                                         05/08/06                9,800             9,800,000
  East Cherry Creek Valley RB (Water & Sanitation
    Project) Series 2004 DN (MBIA Insurance, Dexia
    Bank SPBA) (A-1+)
    3.71%(c)                                            05/04/06                2,550             2,550,000

                                                                                                -----------
                                                                                                112,511,657
                                                                                                -----------
Connecticut - 0.5%
  Connecticut Health & Educational Facilities
    Authority RB (Yale University Project) Series
    1999U DN (A-1+, VMIG-1)
    3.50%(c)                                            05/08/06               11,715            11,715,000
                                                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware - 0.8%
  Delaware Economic Development Authority RB
    (St. Anne's Episcopal School Project) Series
    2001 DN (Wilmington Trust Co. LOC) (A-1)
    3.90%(c)                                            05/08/06              $ 2,000            $2,000,000
  Delaware Economic Development Authority RB
    (St. Edmonds Academy Project) Series 2005 DN
    (Mercantile Safe Deposit & Trust Bank LOC)
    (VMIG-1)
    3.85%(c)                                            05/08/06               10,500            10,500,000
  New Castle County Student Housing Authority RB
    (University Courtyard Appartments Project)
    Series 2005 DN (Bank of New York LOC)
    (VMIG-1)
    3.83%(c)                                            05/08/06                5,000             5,000,000
  Sussex County IDRB (Rehoboth Mall Project)
    Series 2001A DN (M&T Bank Corp. LOC) (A-1)
    3.88%(c)                                            05/08/06                3,125             3,125,000

                                                                                                 ----------
                                                                                                 20,625,000
                                                                                                 ----------
District of Columbia - 0.2%
  District of Columbia RB (Arts & Technology
    Academy Project) Series 2002 DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.85%(c)                                            05/08/06                3,640             3,640,000
  District of Columbia Water & Sewer Authority
    Public Utilities RB Series 2002A-64 DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                2,275             2,275,000

                                                                                                 ----------
                                                                                                  5,915,000
                                                                                                 ----------
Florida - 1.9%
  Broward County GO (Wachovia Merlots Trust
    Receipts) Series 2004B-9 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    3.82%(b)(c)                                         05/08/06                5,625             5,625,000
  Florida Board of Education GO (Eagle Tax Exempt
    Trust Receipts) Series 2003A DN (Citibank
    SBPA) (A-1+)
    3.84%(b)(c)                                         05/08/06                4,945             4,945,000
  Florida Juvenile Department RB (Wachovia Merlot
    Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.82%(b)(c)                                         05/08/06               11,200            11,200,000
  Jacksonville Excise Tax RB (Bear Stearns
    Municipal Trust Certificates) Series 2002A-9049
    DN (AMBAC Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    3.85%(b)(c)                                         05/08/06                8,760             8,760,000
  Leesburg Hospital RB (Villages Regional Hospital
    Project) Series 2006 DN (Radian Asset
    Assurance, Inc. Guaranty) (A-1+, VMIG-1)
    3.83%(c)                                            05/08/06               12,000            12,000,000
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    3.89%(b)(c)                                         05/08/06                2,595             2,595,000

                                                                                                 ----------
                                                                                                 45,125,000
                                                                                                 ----------
Georgia - 2.7%
  American Public Energy Agency RB (Nebraska
    Gas Supply Project) Series 2005A DN (Societe
    Generale LOC)
    3.80%(c)                                            05/08/06               25,800            25,800,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Appling County Development Authority PCRB
    (Oglethorpe Power Corp. Project) Series 2002
    DN (MBIA Insurance, J.P. Morgan Chase Bank
    SBPA) (A-1+)
    3.85%(c)                                            05/08/06              $ 2,415            $2,415,000
  Atlanta Water & Wastewater (Citibank Eagle Trust
    Receipts) RB Series 2005 DN (FSA Insurance,
    Citibank Liquidty Facility) (A-1+)
    3.84%(b)(c)                                         05/08/06                5,000             5,000,000
  Bibb County Methodist Home Development
    Authority RB Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.80%(c)                                            05/08/06                2,940             2,940,000
  Clayton County Hospital Authority Anticipation
    Certificates RB Series 1998B DN (SunTrust
    Bank LOC) (Aa3)
    3.80%(c)                                            05/08/06                1,840             1,840,000
  Cobb County Development Authority RB (Boy
    Scouts of America Atlanta Project) Series 2001
    DN (SunTrust Bank LOC) (VMIG-1)
    3.80%(c)                                            05/08/06                3,000             3,000,000
  Cobb County Development Authority RB (Highland
    Park Associates Project) Series 1998 DN
    (SunTrust Bank LOC)
    3.80%(c)                                            05/08/06                2,900             2,900,000
  Dekalb County Housing Authority Multi-Family
    Housing RB (Clairmont Crest Project) Series
    1995 DN (Federal National Mortgage Assoc.
    Guaranty) (A-1+, VMIG-1)
    3.83%(c)                                            05/08/06                  400               400,000
  Forsyth County Development Authority RB
    (Pinecrest Academy, Inc. Project) Series 2000D
    DN (Suntrust Bank LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                1,000             1,000,000
  Fulton County Development Authority RB (Epstein
    School Project) Series 1997 DN (SunTrust Bank
    LOC) (Aa3)
    3.80%(c)                                            05/08/06                1,900             1,900,000
  Fulton County Development Authority RB (Mount
    Vernon Presbyterian School Project) Series
    2005 DN (Branch Banking & Trust LOC)
    (VMIG-1)
    3.82%(c)                                            05/08/06                3,000             3,000,000
  Fulton County Development Authority RB (Trinity
    School Project) Series 2001 DN (SunTrust Bank
    LOC) (VMIG-1)
    3.80%(c)                                            05/08/06                2,000             2,000,000
  Fulton County Residential Care Facilities RB
    (Canterbury Court Project) Series 2004C DN
    (HSH Nordbank LOC) (A-1+)
    3.80%(c)                                            05/08/06                4,000             4,000,000
  Georgia Local Government Certificates RB Series
    2002O DN (MBIA Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.88%(b)(c)                                         05/08/06                2,310             2,310,000
  Gwinnett County Hospital Authority Anticipation
    Certificates RB Series 2002 DN (SunTrust Bank
    LOC) (A-1+)
    3.80%(c)                                            05/08/06                3,000             3,000,000
  Macon-Bibb County Hospital Authority RB (The
    Medical Center of Central Georgia Project)
    Series 1998 DN (SunTrust Bank LOC) (A-1+)
    3.80%(c)                                            05/08/06                3,000             3,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
  Medical Center Hospital Authority RB (Spring
    Harbor at Green Island Project) Series 2004 DN
    (Bank of Scotland LOC) (F-1+)
    3.79%(c)                                            05/08/06                $ 1,900            $1,900,000

                                                                                                   ----------
                                                                                                   66,405,000
                                                                                                   ----------
Hawaii - 0.9%
  Hawaii GO (Citibank Eagle Trust Receipts) Series
    2002 DN (FSA Insurance) (A-1+)
    3.84%(b)(c)                                         05/08/06                  3,600             3,600,000
  Hawaii Municipal Securities Trust Certificates GO
    (Bear Stearns Municipal Trust Certificates)
    Series 2002A-9051 DN (FSA Insurance) (A-1)
    3.85%(b)(c)                                         05/08/06                  9,990             9,990,000
  Hawaii Pacific Health Special Purpose RB
    (Department of Budget & Finance Project)
    Series 2004B DN (Radian Asset Assurance
    Guaranty, Bank of Nova Scotia Liquidity Facility)
    (A-1+, F-1+)
    3.90%(c)                                            05/08/06                  7,500             7,500,000

                                                                                                   ----------
                                                                                                   21,090,000
                                                                                                   ----------
Illinois - 6.9%
  Boone, McHenry & Dekalb Counties GO (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PZ-50 DN (MBIA Insurance Guaranty) (F-1+)
    3.88%(b)(c)                                         05/08/06                  2,730             2,730,000
  Central Lake County Action Water Agency RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-18 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                  4,970             4,970,000
  Chicago Board of Education GO (Wachovia Merlots
    Trust Receipts) Series 1999A-47 DN (FGIC
    Insurance, Wachovia Bank N.A. LOC) (A-1)
    3.82%(c)                                            05/08/06                  3,090             3,090,000
  Chicago Board of Education GO Series 2005 PZ-60
    DN (FGIC Insurance, Merrill Lynch & Co. SBPA)
    (F-1+)
    3.88%(b)(c)                                         05/08/06                  2,045             2,045,000
  Chicago Board of Education Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001 DN (FSA Insurance, Bear
    Stearns Capital Markets Liquidity Facility) (A-1)
    3.85%(b)(c)                                         05/08/06                  4,695             4,695,000
  Chicago GO (Wachovia Merlots Trust Receipts)
    Series 2000W DN (AMBAC Insurance, Wachovia
    Bank N.A. Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                  2,000             2,000,000
  Chicago O'Hare International Airport RB
    (Wachovia Merlot Trust Receipts) Series
    2002A-25 DN (MBIA Insurance, Wachovia Bank
    N.A. Liquidity Facitility) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                  5,285             5,285,000
  Chicago Park District RB (Citibank Eagle Tax
    Exempt Trust Receipts) Series 2002-1306 DN
    (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    3.84%(b)(c)                                         05/08/06                  5,345             5,345,000
  Chicago Sales Tax RB (Wachovia Merlots Trust
    Receipts) Series 2000AAA DN (FSA Insurance)
    (VMIG-1)
    3.82%(b)(c)                                         05/08/06                  5,000             5,000,000

                                                                           PAR
                                                         MATURITY         (000)                VALUE
                                                        ----------   ----------------   --------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Chicago Wastewater Transmission RB Series 2004
    PZ-40 DN (MBIA Insurance, Merrill Lynch & Co.
    SBPA)
    3.88%(b)(c)                                         05/08/06              $ 2,115             $2,115,000
  Cook County Capital Improvement GO (Wachovia
    Merlot Trust Receipts) Series 2002C DN
    (AMBAC Insurance, Wachovia Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                3,500              3,500,000
  Du Page County Municipal Securities Trust
    Certificates RB (Bear Stearns Trust Receipts)
    Series 2001A DN (FSA Insurance, Bear Stearns
    SBPA) (A-1)
    3.85%(b)(c)                                         05/08/06               15,970             15,970,000
  Illinios Finance Authority RB (Landing at
    Plymouth Place Project) Series 2005C DN
    (LaSalle Bank LOC)
    3.80%(b)(c)                                         05/08/06                5,000              5,000,000
  Illinois Dedicated Tax RB (Macon Trust
    Certificates) Series 2002N DN (AMBAC
    Insurance) (A-1+)
    3.90%(b)(c)                                         05/08/06                2,935              2,935,000
  Illinois Development Finance Authority RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2005PZ-80 DN (Merrill Lynch & Co. Liquidity
    Facility) (VMIG-1)
    3.88%(b)(c)                                         05/08/06               12,200             12,200,000
  Illinois Educational Facilities Authority RB (Macon
    Trust Certificates) Series 2005D DN (Bank of
    America N.A. SBPA) (A-1+)
    3.84%(b)(c)                                         05/04/06                2,780              2,780,000
  Illinois Educational Facility Authority RB (Aurora
    University Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC) (VMIG-1)
    3.87%(c)                                            05/08/06                1,800              1,800,000
  Illinois GO (Macon Trust Certificates) Series 2006L
    DN (Bank of America N.A. SBPA) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                3,500              3,500,000
  Illinois GO (Wachovia Merlots Trust Reciepts)
    Series 2002 DN (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                2,490              2,490,000
  Illinois Health Facilities Authority Municipal
    Securities Trust Certificates RB (Bear Stearns
    Trust Receipts) Series 2002 DN (MBIA
    Insurance, Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.85%(b)(c)                                         05/08/06               14,865             14,865,000
  Illinois Regional Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-24 DN (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    3.82%(b)(c)                                         05/08/06               13,560             13,560,000
  Lake County First Preservation District GO
    (Citibank Trust Receipts) Series 2003R ROC-II
    DN (Citibank Liquidity Facility) (A-1+)
    3.84%(b)(c)                                         05/08/06                1,985              1,985,000
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005 PZ-52 DN
    (Merrill Lynch & Co. SBPA)
    3.88%(b)(c)                                         05/08/06                7,570              7,570,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                        MATURITY          (000)                VALUE
                                                       ----------   -----------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Metropolitan Pier & Exposition Authority
    Dedicated Tax Restructure RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005 PZ-84 DN
    (Merrill Lynch & Co. SBPA)
    3.88%(b)(c)                                          05/08/06              $ 1,025          $ 1,025,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series
    2005PZ-44 DN (MBIA Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.88%(b)(c)                                          05/08/06                5,610            5,610,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility) (F-1+)
    3.87%(b)(c)                                          05/08/06                5,140            5,140,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2006Z-1
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility)
    3.87%(b)(c)                                          05/08/06                3,110            3,110,000
  Metropolitan Pier & Exposition Authority RB
    (Dedicated State Tax Receipts) Series 2006Z-8
    DN (MBIA Insurance, Goldman Sachs Liquidity
    Facility)
    3.87%(b)(c)                                          05/08/06                6,240            6,240,000
  Regional Transportation Authority GO (Wachovia
    Merlots Trust Receipts) Series 2001A-86 DN
    (FGIC Insurance, Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.82%(b)(c)                                          05/08/06                1,600            1,600,000
  Rockford Industrial Development Authority RB
    (Trinity Learning Center Project) Series 2003
    DN (Marshall & Isley LOC)
    3.85%(b)(c)                                          05/08/06                2,000            2,000,000
  University of Illinois RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN (MBIA Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                3,500            3,500,000
  Will County Community School District No. 365
    GO (Goldman Sachs Trust Receipts) Series
    2006Z TOCS-10 DN (FSA Insurance, Goldman
    Sachs Liquidity Facility)
    3.87%(b)(c)                                          05/08/06                2,065            2,065,000
  Will County Community Unit School District No.
    122 GO (New Lenox Project) Series 2005 PZ-48
    DN (FSA Insurance, Merrill Lynch Capital
    Services SBPA)
    3.88%(b)(c)                                          05/08/06                3,345            3,345,000
  Will County Community Unit School District No.
    365 GO Series 2005 DN (FSA Insurance, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.88%(b)(c)                                          05/08/06                7,695            7,695,000

                                                                                                -----------
                                                                                                166,760,000
                                                                                                -----------
Indiana - 3.1%
  Indiana Development Finance Authority RB
    (Educational Facilities-Eiteljorg Museum
    Project) Series 2004 DN (Bank One N.A. LOC)
    (VMIG-1)
    3.83%(c)                                             05/03/06               16,500           16,500,000
  Indiana Health Facilities Financing Authority RB
    (Golden Years Homestead Project) Series 2004
    DN (Wells Fargo Bank LOC) (A-1+)
    3.81%(c)                                             05/08/06                1,100            1,100,000

                                                                           PAR
                                                        MATURITY          (000)                VALUE
                                                       ----------   -----------------   -------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Indiana Health Facilities Financing Authority RB
    (Memorial Hospital Project) Series 2004A DN
    (National City Bank of Indiana LOC)
    3.85%(c)                                            05/08/06              $21,195           $21,195,000
  Indiana Municipal Securities Trust Certificates RB
    (Bear Stearns Municipal Trust Receipts) Series
    2001A DN (Bear Stearns Capital Markets
    Liquidity Facility) (A-1)
    3.85%(b)(c)                                         05/08/06               11,115            11,115,000
  Indiana State Educational Facilities Authority RB
    (Wabash College Project) Series 2003 DN (Bank
    One N.A. LOC) (VMIG-1)
    3.83%(c)                                            05/08/06                2,520             2,520,000
  Indiana Transportation Finance Authority Highway
    RB Series 2004 DN (FGIC Insurance, Bank of
    New York SBPA) (A-1+)
    3.86%(b)(c)                                         05/08/06                4,000             4,000,000
  Indianapolis Public Improvment RB (Goldman
    Sachs P-Floats Trust Receipts) Series 2006
    PZ-7 DN (AMBAC Insurance, Goldman Sachs
    Liquidity Facilty)
    3.87%(b)(c)                                         05/08/06                4,000             4,000,000
  Jasper County Economic Development Authority
    RB (Oak Grove Project) Series 2006 DN (Fifth
    Third Bank LOC) (A-1+)
    3.85%(c)                                            05/08/06                4,800             4,800,000
  Porter County Industrial Jail Building Corp. RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
    3.82%(b)(c)                                         05/08/06                7,135             7,135,000
  Warren Township Vision 2005 School Building
    Corp. RB (Wachovia Merlots Trust Receipts)
    Series 2001A-52 DN (FGIC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    3.82%(b)(c)                                         05/08/06                3,300             3,300,000

                                                                                                -----------
                                                                                                 75,665,000
                                                                                                -----------
Iowa - 0.7%
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Co. Guaranty) (A-1+)
    3.97%(c)                                            05/08/06                6,000             6,000,000
  Iowa Higher Education Loan Authority RB (Private
    College Project) Series 1985 DN (MBIA
    Insurance) (A-1+, VMIG-1)
    3.87%(c)                                            05/08/06                1,600             1,600,000
  Urbandale IDRB (Aurora Business Park Assoc.
    Project) Series 1985 DN (Principal Life
    Insurance Co. Guaranty) (A-1+)
    3.94%(c)                                            05/08/06                9,200             9,200,000

                                                                                                -----------
                                                                                                 16,800,000
                                                                                                -----------
Kentucky - 2.2%
  Fort Mitchell League of Cities RB (Funding Trust
    Lease Project) Series 2002A DN (U.S. Bank N.A.
    LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                4,600             4,600,000
  Kentucky Assoc. of Counties Advance Revenue
    COP Series 2005 TRAN (SP-1+)
    4.00%                                               06/30/06               20,000            20,039,989

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
  Kentucky Economic Development Finance
    Authority RB (Hospital Facilities Project) Series
    2001-509 DN (Merrill Lynch SBPA, National
    Australia Bank LOC) (A-1)
    3.89%(b)(c)                                           05/08/06              $28,000           $28,000,000

                                                                                                  -----------
                                                                                                   52,639,989
                                                                                                  -----------
Louisiana - 1.8%
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2003A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility) (A-1+)
    3.90%(c)                                              05/08/06               22,435            22,435,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Capital & Equipment Programs Project)
    Series 2006A DN (AMBAC Insurance, Banque
    Nationale de Paribas Liquidity Facility)
    (A-1+, Aaa)
    3.90%(c)                                              05/08/06               20,000            20,000,000
  Louisiana Public Facilities Authority RB (Tiger
    Athletic Foundation Project) Series 1999 DN
    (Regional Bank of Louisiana LOC)
    3.82%(c)                                              05/08/06                  300               300,000

                                                                                                  -----------
                                                                                                   42,735,000
                                                                                                  -----------
Maine - 0.2%
  Maine GO Series 2005 TAN (A-1+, MIG-1)
    4.00%                                                 06/30/06                4,000             4,008,323
                                                                                                  -----------
Maryland - 2.0%
  Baltimore County RB (St. Paul's School for Girls
    Facility Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.85%(c)                                              05/08/06                6,505             6,505,000
  Maryland Health & Higher Education Facilities
    Authority RB (Adventist Healthcare Project)
    Series 2003B DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.85%(c)                                              05/08/06                3,330             3,330,000
  Maryland Health & Higher Education Facilities
    Authority RB (Bear Stearns Municipal
    Securities Trust Receipts) Series 2003 SGA-143
    DN (Societe Generale Liquidity Facility) (A-1+)
    3.85%(b)(c)                                           05/03/06                5,000             5,000,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors' Community Hospital
    Issue Project) Series 1999 DN (M&T Bank Corp.
    LOC) (A-1)
    3.75%(c)                                              05/08/06                4,150             4,150,000
  Maryland Health & Higher Education Facilities
    Authority RB (Doctors Community Hospital
    Project) Series 1997 DN (M&T Bank Corp. LOC)
    (A-1)
    3.75%(c)                                              05/08/06                5,480             5,480,000
  Maryland State Health & Higher Educational
    Facilities Authority RB (Adventist Healthcare
    Project) Series 2005A DN (LaSalle Bank LOC)
    (VMIG-1)
    3.79%(c)                                              05/08/06               10,000            10,000,000
  Montgomery County Economic Development RB
    (Brooke Grove Foundation, Inc. Project) Series
    1998 DN (M&T Bank Corp. LOC) (A-1)
    3.75%(c)                                              05/08/06                8,715             8,715,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Montgomery County RB (Imagination Stage, Inc.
    Facility Project) Series 2002 DN (M&T Bank
    Corp. LOC) (A-1)
    3.88%(c)                                              05/08/06              $ 3,865           $ 3,865,000
  Montgomery County RB (Ivymount School, Inc.
    Facilities Project) Series 2000 DN (M&T Bank
    Corp. LOC) (A-1)
    3.88%(c)                                              05/08/06                2,700             2,700,000

                                                                                                  -----------
                                                                                                   49,745,000
                                                                                                  -----------
Massachusetts - 7.1%
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                                 10/20/06                4,400             4,423,723
  Gill-Montague Regional School District GO Series
    2005 BAN (SP-1+)
    3.62%                                                 07/28/06               18,130            18,165,503
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                                 08/09/06                4,133             4,145,206
  Massachusetts Development Finance Agency
    Multi-Family Housing RB (Carleton Willard
    Village Project) Series 2000 DN (Fleet National
    Bank LOC) (A-1)
    3.80%(c)                                              05/08/06               16,435            16,435,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    1999R DN (A-1+, VMIG-1)
    3.61%(c)                                              05/01/06               33,600            33,600,000
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2000BB DN (A-1+, VMIG-1)
    3.63%(c)                                              05/08/06               80,375            80,375,000
  Massachusetts State School Building Authority
    Dedicated Sales Tax RB (Putters Series 1052)
    Series 2005 DN (FSA Liquidity Facility) (A-1+)
    3.40%(b)(c)                                           05/08/06                8,850             8,850,000
  Medford GO Series 2006 BAN
    4.00%                                                 11/01/06                1,000             1,003,687
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                                 11/10/06                6,050             6,080,350

                                                                                                  -----------
                                                                                                  173,078,469
                                                                                                  -----------
Michigan - 5.0%
  Comstock Park Public Schools RB (Citigroup
    Trust Receipts) Series 2005 ROC-II-R DN
    (Citigroup Liquidity Facility) (VMIG-1)
    3.84%(b)(c)                                           05/08/06                1,330             1,330,000
  Detroit City School District RB (Wachovia Merlots
    Trust Receipts) Series 2004B-01 DN (FGIC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06               14,380            14,380,000
  Detroit Sewer & Disposal Authority RB (Wachovia
    Merlots Trust Receipts) Series 2001A-112 DN
    (MBIA Insurance) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                7,940             7,940,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    3.00%                                                 07/12/06               14,600            14,599,827
  Garden City Hospital Finance Authority RB
    (Garden City Hospital Project) Series 1996A DN
    (National City Bank N.A. LOC) (A-1+)
    3.82%(c)                                              05/08/06                2,670             2,670,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
22

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Jackson County Economic Development Limited
    Obligation RB (Vista Grande Villa Project) Series
    2001A DN (Lasalle National Bank LOC) (A-1)
    3.78%(c)                                              05/01/06              $ 5,200           $ 5,200,000
  Kalamazoo Education Authority RB (Friendship
    Village Project) Series 1997A DN (Fifth Third
    Bank N.A. LOC) (A-1+)
    3.80%(c)                                              05/08/06                3,565             3,565,000
  Michigan GO Series 2005A MB (SP-1+, MIG-1)
    4.50%                                                 09/29/06               30,000            30,149,738
  Michigan Housing Development Authority Limited
    Obligation RB Series 1985 DN (Bank One N.A.
    LOC) (VMIG-1)
    3.78%(c)                                              05/08/06               20,600            20,600,000
  Michigan Municipal Bond Authority RB Series
    2005-339 DN (Citibank SBPA) (VMIG-1)
    3.84%(b)(c)                                           05/08/06                8,910             8,910,000
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                                 08/18/06                9,100             9,128,503
  Michigan Municipal Bond Authority RB Series
    2005C MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.25%                                                 08/18/06                2,000             2,007,067
  Oxford Community School GO Series 1996 MB
    (AAA, Aaa)
    5.40%                                                 05/01/06                1,500             1,515,000

                                                                                                  -----------
                                                                                                  121,995,135
                                                                                                  -----------
Minnesota - 2.8%
  Midwest Consortium of Municipal Utilities RB
    Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
    3.81%(c)                                              05/08/06                3,000             3,000,000
  Midwest Consortium of Municipal Utilities RB
    Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
    3.81%(c)                                              05/08/06                3,720             3,720,000
  Minneapolis & St. Paul Airport RB (Wachovia
    Merlots Trust Receipts) Series 2000A DN (FGIC
    Insurance) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                4,990             4,990,000
  Minneapolis GO Series 2003 DN (Dexia Bank
    SBPA) (A-1+, VMIG-1)
    3.66%(c)                                              05/04/06                1,920             1,920,000
  Minneapolis RB (Convention Center Project)
    Series 2000 DN (Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    3.66%(c)                                              05/08/06                  295               295,000
  Minnesota Housing Finance Agency RB
    (Residential Housing Project) Series 2005D MB
    (SP-1+, MIG-1)
    2.90%                                                 05/18/06               21,000            20,995,005
  Minnesota Public Facilities Authority Water PCRB
    (Wachovia Merlots Trust Receipts) Series 2002A
    DN (Wachovia Bank N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06               14,715            14,715,000
  Southern Minnesota Power Agency Power Supply
    Systems RB (Merrill Lynch P-Floats) Series
    2005 PZ-77 DN (MBIA Insurance) (F-1+)
    3.88%(b)(c)                                           05/08/06                3,305             3,305,000
  St. Cloud RB (Infrastructure Management Fund
    Project) Series 2004 DN (Dexia Bank SBPA)
    (A-1+, VMIG-1)
    3.71%(c)                                              05/08/06                  700               700,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
  Washington County Housing & Redevelopment
    Authority Multi-Family RB (Federal Home Loan
    Mortgage Corp. P-Float Trust Receipts) Series
    2005 MT-154 DN (Federal Home Loan Mortgage
    Corp. Guaranty) (A-1+)
    3.87%(b)(c)                                           05/08/06              $ 6,995           $ 6,995,000
  West St. Paul ISD Number 197 RB (CitiGroup Trust
    Receipts) Series 6506-ROC-R-II DN (Citibank
    SBPA) (A-1+)
    3.43%(b)(c)                                           06/01/06                7,155             7,155,000

                                                                                                  -----------
                                                                                                   67,790,005
                                                                                                  -----------
Mississippi - 2.8%
  Mississippi Development Bank Special Obligation
    Municipal Gas Authority RB (Natural Gas
    Authority Project) Series 2005 DN (Societe
    Generale Bank LOC)
    3.80%(c)                                              05/08/06               25,000            25,000,000
  Mississippi Development Bank Special Obligation
    RB (Correctional Facilities Project) Series 2002
    DN (AMBAC Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    3.90%(c)                                              05/08/06                3,575             3,575,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2003 DN (AMBAC Insurance,
    Banque Nationale de Paribas SBPA) (A-1+)
    3.90%(c)                                              05/08/06                8,730             8,730,000
  Mississippi Development Bank Special Obligation
    RB (Mississippi Bond Program Harrison County
    Project) Series 2005 DN (AMBAC Insurance)
    (A-1+)
    3.90%(c)                                              05/04/06               15,000            15,000,000
  Mississippi Development Bank Special Obligation
    RB (Wachovia Merlots Trust Receipts) Series
    2000HH DN (AMBAC Insurance, Wachovia Bank
    SBPA) (Aaa, VMIG-1)
    2.83%(b)(c)                                           07/19/06               16,475            16,475,000

                                                                                                  -----------
                                                                                                   68,780,000
                                                                                                  -----------
Missouri - 2.1%
  Medical Center Educational Building Corp. RB
    (Adult Hospital Project) Series 2001 DN (A-1)
    3.79%(c)                                              05/08/06               10,000            10,000,000
  Missouri Board Public Buildings Special
    Obligation RB (Wachovia Merlots Trust
    Receipts) Series 2003A DN (Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06                4,965             4,965,000
  Missouri Development Finance Board Lease RB
    Series 1999 DN (TransAmerican Life Insurance)
    (A-1+)
    3.87%(c)                                              05/08/06               18,525            18,525,000
  Missouri Health & Educational Facilities Medical
    Research Facilities RB (Stowers Institute
    Project) Series 2000 DN (MBIA Insurance LOC)
    (A-1+, VMIG-1)
    3.82%(c)                                              05/08/06               18,000            18,000,000

                                                                                                  -----------
                                                                                                   51,490,000
                                                                                                  -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State - 1.3%
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.93%(b)(c)                                          05/08/06              $10,800           $10,800,000
  Municipal Securities Pool Trust Receipts RB
    Series 2004-18 DN (Societe Generale SBPA)
    (A-1+)
    3.93%(b)(c)                                          05/08/06                3,965             3,965,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.93%(b)(c)                                          05/08/06                3,160             3,160,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005PZP-007 DN (Multiple LOCs)
    (AAA, F-1+)
    3.90%(b)(c)                                          05/08/06               13,260            13,260,000

                                                                                                 -----------
                                                                                                  31,185,000
                                                                                                 -----------
Nebraska - 0.9%
  American Public Energy Agency Gas Supply RB
    (National Public Gas Agency Project) Series
    2003A DN (Societe Generale SBPA)
    (A-1+, VMIG-1)
    3.85%(c)                                             05/08/06               14,700            14,700,000
  Omaha GO (Citibank Eagle Trust Receipts) Series
    2004A DN (Citibank SBPA) (A-1+)
    3.84%(b)(c)                                          05/08/06                8,000             8,000,000

                                                                                                 -----------
                                                                                                  22,700,000
                                                                                                 -----------
Nevada - 1.2%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                                          09/11/06                4,995             4,995,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Bear Stearns Trust
    Receipts) Series 2001A DN (FSA Insurance,
    Bear Stearns Capital Markets Liquidity Facility)
    (A-1+)
    3.85%(b)(c)                                          05/08/06               12,480            12,480,000
  Clark County School District Municipal Securities
    Trust Certificates RB (Putters Project-745)
    Series 2006 DN (FGIC Insurance, J.P. Morgan
    Chase Bank Liquidity Facility) (A-1+)
    3.51%(b)(c)                                          05/08/06                4,785             4,785,000
  Reno Capital Improvement RB (Bear Stearns
    Trust Certificates) Series 2002A DN (FGIC
    Insurance, Bear Stearns LOC) (A-1)
    3.85%(b)(c)                                          05/08/06                7,600             7,600,000

                                                                                                 -----------
                                                                                                  29,860,000
                                                                                                 -----------
New Hampshire - 0.3%
  New Hampshire Health & Educational Facilities
    Authority RB (Southern New Hampshire
    Medical Center Project) Series 2004B DN
    (Radian Asset Assurance Guaranty, Fleet Bank
    SBPA) (A-1+)
    3.86%(c)                                             05/08/06                7,000             7,000,000
                                                                                                 -----------
New Jersey - 2.5%
  Gloucester County Industrial Financing Authority
    PCRB (Exxon Mobil Corp. Project) Series 2003
    DN (Exxon Mobil Corp. Guaranty) (A-1+, VMIG-1)
    3.28%(c)                                             05/01/06                9,100             9,100,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
  Hudson County Improvement Authority RB
    (Essential Purpose Pooled Government Project)
    Series 1986 DN (Bank of New York LOC)
    3.72%(c)                                             05/08/06              $ 3,050           $ 3,050,000
  Mercer County Improvement Authority RB
    (Atlantic Foundation Project) Series 1998 DN
    (Bank of America N.A. LOC) (A-1+)
    3.75%(c)                                             05/08/06                9,920             9,920,000
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.85%(b)(c)                                          05/08/06               13,100            13,100,000
  New Jersey Economic Development Authority RB
    (Landesbank Hessen-Thuringen Girozentrale
    P-Float Trust Receipts) Series 2004 MT-035 DN
    (Assured Guaranty Corp. Insurance,
    Landesbank Hessen-Thuringen Girozentrale
    SBPA) (A-1)
    3.82%(b)(c)                                          05/08/06                2,200             2,200,000
  New Jersey Economic Development Authority RB
    (Lawrenceville School Project) Series 1996B DN
    (J.P. Morgan Chase Bank SBPA) (VMIG-1)
    3.25%(c)                                             05/01/06                9,825             9,825,000
  New Jersey Economic Development Authority RB
    (Stuart Country Day School Project) Series 2002
    DN (M&T Bank Corp. LOC) (VMIG-1)
    3.77%(c)                                             05/08/06                1,400             1,400,000
  New Jersey Educational Facilities Authority RB
    (Princeton University Project) Series 2003F DN
    (A-1+, VMIG-1)
    3.59%(c)                                             05/01/06               10,605            10,605,000
  New Jersey Health Care Facilities Financing
    Authority RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001 PT-1319 DN (AMBAC
    Insurance, Merrill Lynch Capital Services SBPA)
    (A-1)
    3.85%(b)(c)                                          05/08/06                2,455             2,455,000

                                                                                                 -----------
                                                                                                  61,655,000
                                                                                                 -----------
New Mexico - 0.6%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-42 DN (AMBAC Insurance) (F-1+)
    3.84%(c)                                             05/08/06               10,290            10,290,000
  New Mexico Financial Authority RB (Cigarette Tax
    Project) Series 2004B DN (MBIA Insurance,
    Bank of America N.A. SBPA) (A-1+, VMIG-1)
    3.83%(c)                                             05/08/06                3,115             3,115,000

                                                                                                 -----------
                                                                                                  13,405,000
                                                                                                 -----------
New York - 2.6%
  Dormitory Authority of the State of New York RB
    (Teresian House Housing Corp. Project) Series
    2003 DN (Lloyds Bank LOC) (A-1+)
    3.80%(c)                                             05/08/06               10,475            10,475,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.92%(b)(c)                                          05/08/06                4,455             4,455,000
  Metropolitan Transportation Authority RB Series
    2006 DN (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    3.50%                                                07/11/06               13,000            13,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
24

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   ------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City Transitional Finance Authority RB
    (Citibank Trust Receipts) Series 2005R
    ROC-II-465 DN (Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                         05/08/06              $    10           $   10,000
  New York Environmental Facilities Clean Water &
    Drinking RB (Citibank Trust Receipts) Series
    2004R ROC-3016 DN (Citigroup SBPA) (A-1+)
    3.43%(b)(c)                                         06/01/06                3,680            3,680,000
  New York GO Series 2005E-3 DN (Bank of America
    LOC) (A-1+, VMIG-1)
    3.79%(c)                                            05/08/06                7,100            7,100,000
  Triborough Bridge & Tunnel Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2002
    PA-956 DN (Merrill Lynch Capital Services
    Liquidity Facility) (A-1+)
    3.85%(b)(c)                                         05/08/06                5,000            5,000,000
  TSASC, Inc. RB (Merrill Lynch P-Float Trust
    Receipts) Series 2006 PA-1355 DN (Merrill
    Lynch Guaranty, Merrill Lynch Capital Services
    SBPA) (AA-, F-1+)
    3.87%(c)                                            05/08/06               18,000           18,000,000
  Westchester Tobacco Asset Securitization Corp.
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2005-1338 DN (Merrill Lynch Capital
    Services) (F-1+)
    3.86%(b)(c)                                         05/08/06                1,525            1,525,000

                                                                                                ----------
                                                                                                63,245,000
                                                                                                ----------
North Carolina - 3.6%
  ABN AMRO Munitops Trust Receipts RB Series
    2005-52 DN (ABN AMRO Bank N.V. LOC)
    (VMIG-1)
    3.84%(b)(c)                                         05/08/06                5,995            5,995,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, P-1)
    2.88%                                               06/08/06               11,700           11,700,000
    3.03%                                               07/11/06                7,600            7,600,000
    3.21%                                               08/01/06                4,600            4,600,000
    3.25%                                               08/01/06                9,450            9,450,000
  Charlotte-Mecklenburg Hospital Authority RB
    (Carolina's Healthcare Project) Series 2005B
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    3.76%(c)                                            05/01/06                8,700            8,700,000
  Guilford County Industrial Facilities PCRB
    (Recreational Facilities-YMCA Project) Series
    2002 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.82%(c)                                            05/08/06                  315              315,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB (Country Day School
    Project) Series 2005 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                6,900            6,900,000
  North Carolina Capital Facilities Finance Agency
    Educational Facilities RB Series 2001 DN
    (Branch Banking & Trust Co. LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                2,045            2,045,000
  North Carolina GO Series 2003A-23 DN (Wachovia
    Bank N.A. SBPA) (A-1)
    3.82%(b)(c)                                         05/08/06                6,300            6,300,000
  North Carolina Medical Care Commission
    Retirement Facilities RB (Aldersgate Project)
    Series 2001 DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.90%(c)                                            05/08/06                5,910            5,910,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   ------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  North Carolina Medical Care Commission
    Retirement Facilities RB (Brookwood Project)
    Series 2001C DN (Branch Banking & Trust Co.
    LOC) (A-1)
    3.90%(c)                                            05/08/06              $ 4,500           $4,500,000
  North Carolina Medical Care Community Hospital
    RB (Southeastern Regional Medical Center
    Project) Series 2005 DN (Branch Banking &
    Trust LOC) (VMIG-1)
    3.82%(c)                                            05/08/06                2,640            2,640,000
  University of North Carolina RB (Eagle Trust
    Receipts) Series 2005A DN (Citibank Liquidity
    Facility) (A-1+)
    3.84%(b)(c)                                         05/08/06               10,000           10,000,000

                                                                                                ----------
                                                                                                86,655,000
                                                                                                ----------
Ohio - 3.1%
  Akron Income Tax RB (Community Learning
    Centers Project) Series 2004A DN (FGIC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (A-1, F-1+)
    3.84%(b)(c)                                         05/08/06               17,730           17,730,000
  Clark County Multi-Family RB (Masonic Home
    Project) Series 1999 DN (AMBAC Insurance,
    KeyBank N.A. LOC) (VMIG-1)
    3.83%(c)                                            05/08/06                7,000            7,000,000
  East Liverpool City Hospital RB Series 2006 DN
    (Fifth Third Bank LOC) (A-1+)
    3.84%(c)                                            05/08/06                5,700            5,700,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    3.82%(b)(c)                                         05/08/06                2,600            2,600,000
  Hamilton County Economic Development RB (Taft
    Museum Project) Series 2002 DN (Fifth Third
    Bank N.A. LOC)
    3.82%(c)                                            05/08/06                  300              300,000
  Hamilton County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float PT-507) Series
    2001 DN (Merrill Lynch Guaranty) (A-1+)
    3.89%(b)(c)                                         05/08/06                8,780            8,780,000
  Jackson County RB (Hospital Facilities Project)
    Series 2005 DN (Radian Insurance, Fifth Third
    Bank N.A. LOC) (AA, F-1+)
    3.84%(c)                                            05/08/06                6,190            6,190,000
  Ohio University General Receipts RB Series 2005B
    DN (A-1+)
    3.68%(c)                                            05/08/06               16,000           16,000,000
  Toledo City Services Special Assesment Notes
    Series 2006 DN (State Street Bank & Trust Co.
    LOC) (MIG-1)
    3.81%(c)                                            05/08/06                1,200            1,200,000
  Tuscarawas County Hospital Facilities RB (Merrill
    Lynch Trust Receipts P-Float MT-103) Series
    2005 DN (Merrill Lynch Guaranty)
    3.87%(b)(c)                                         05/08/06                  960              960,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    3.82%(b)(c)                                         05/08/06                5,600            5,600,000
  Wood County Facilities Import Piping Industry RB
    Series 2001 DN (KeyBank N.A. LOC)
    3.86%(c)                                            05/08/06                2,595            2,595,000

                                                                                                ----------
                                                                                                74,655,000
                                                                                                ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Oklahoma - 0.1%
  Oklahoma Industrial Authority RB (Casady School
    Project) Series 2001 DN (Bank One N.A. LOC)
    3.90%(c)                                              05/08/06              $ 2,320           $ 2,320,000
                                                                                                  -----------
Oregon - 0.5%
  Forest Grove Student Housing RB (Oak Tree
    Foundation Project) Series 2006A DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.81%(c)                                              05/08/06                4,200             4,200,000
  Oregon State Department of Administrative
    Services COP (Putters Project Series 876)
    Series 2006 DN (FSA Insurance, JP Morgan
    Chase SBPA) (A-1+)
    3.51%(b)(c)                                           08/17/06                7,255             7,255,000

                                                                                                  -----------
                                                                                                   11,455,000
                                                                                                  -----------
Pennsylvania - 1.9%
  Delaware County IDRB (The Agnes Irwin School
    Project) Series 2003 DN (Citizens Bank LOC)
    (VMIG-1)
    3.80%(c)                                              05/08/06                  300               300,000
  Delaware Valley IDRB (Citibank Trust Receipts)
    Series 2001 DN (AMBAC Insurance, Bank of
    New York SBPA) (A-1+)
    3.84%(b)(c)                                           05/08/06                5,000             5,000,000
  Franklin County IDRB (Chambersburg Hospital
    Project) Series 2000 DN (AMBAC Insurance,
    Wachovia Bank N.A. SBPA) (A-1)
    3.90%(c)                                              05/08/06                1,550             1,550,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.80%(c)                                              05/08/06               13,895            13,895,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2004 MT-042 DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                           05/08/06                7,100             7,100,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2005-2498 DN (Merrill Lynch Guaranty) (F-1+)
    3.90%(b)(c)                                           05/08/06                7,210             7,210,000
  Union County Hospital Authority RB (Evangelical
    Community Hospital Project) Series 2001 MB
    (Fleet National Bank SPBA, Radian Asset
    Assurance, Inc.) (A-1)
    3.40%(c)                                              02/01/07                9,610             9,610,000
  Upper Merion General Authority Lease RB Series
    2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
    3.83%(c)                                              05/08/06                2,400             2,400,000

                                                                                                  -----------
                                                                                                   47,065,000
                                                                                                  -----------
Puerto Rico - 0.2%
  Commonwealth of Puerto Rico Intrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                           11/15/06                3,845             3,845,000
                                                                                                  -----------
South Carolina - 4.1%
  Charleston Waterworks & Sewer Capital
    Improvement RB Series 2006B DN (Wachovia
    Bank N.A. SBPA) (A-1+)
    3.81%(c)                                              05/08/06                7,000             7,000,000
  Dorchester County GO Series 2005 BAN (SP-1)
    4.00%                                                 05/25/06               12,000            12,009,136

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
  Educational Facilities Authority Private Non-Profit
    Institutions of Higher Learning RB (Allen
    University Project) Series 2005A DN (National
    Bank of South Carolina LOC) (F-1)
    3.85%(c)                                              05/08/06              $ 4,000           $ 4,000,000
  Greenville County School District RB (UBS Muni
    Project) Series 2006-02 DN (Assured Guaranty
    Credit Support, Landesbank Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    3.87%(b)(c)                                           05/08/06               12,000            12,000,000
  Greenville County School District RB Series
    2005R-361 DN (Assured Guaranty, Citibank
    Liquidity Facility) (A-1+)
    3.85%(b)(c)                                           05/08/06               30,925            30,925,000
  Medical University Hospital Authority RB Series
    2005A-5 DN (MBIA Insurance, Bank of America
    N.A. SBPA) (VMIG-1)
    3.85%(b)(c)                                           05/08/06               16,000            16,000,000
  South Carolina Jobs Economic Development
    Authority Hospital Facilities RB (Oconee
    Memorial Hospital Project) Series 2005A DN
    (Radian Asset Assurance, Inc.) (VMIG-1)
    3.86%(c)                                              05/08/06                8,000             8,000,000
  South Carolina Transitional Infrastructure RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002A DN (AMBAC Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.84%(b)(c)                                           05/08/06               10,475            10,475,000

                                                                                                  -----------
                                                                                                  100,409,136
                                                                                                  -----------
Tennessee - 1.6%
  City of Chattanooga Health, Education & Housing
    Facility Board RB Series 1999 DN (Amsouth
    Bank of Alabama LOC) (A-1)
    3.92%(c)                                              05/08/06               12,400            12,400,000
  Cleveland IDRB (YMCA Chattan Project) Series
    1999 DN (SunTrust Bank LOC)
    3.80%(c)                                              05/08/06                1,400             1,400,000
  Gallatin Industrial Development Board
    Educational Facilities RB (John Vianney School
    Project) Series 2002 DN (SunTrust Bank LOC)
    (VMIG-1)
    3.85%(c)                                              05/08/06                1,940             1,940,000
  Knoxville Waste Water System RB (Putters
    Project) Series 2006-1292 DN (MBIA Insurance)
    (A-1)
    3.87%(b)(c)                                           05/08/06                8,100             8,100,000
  Memphis GO Series 1995A DN (Westdeutsche
    Landesbank Girozentrale LOC) (A-1+, VMIG-1)
    3.90%(c)                                              05/08/06                  300               300,000
  Metropolitan Government of Nashville & Davidson
    Counties Health & Education Board RB (Merril
    Lynch P-Float Trust Receipts) Series 2006
    PZ-99 DN (Merril Lynch Capital Services SBPA)
    (VMIG-1)
    3.22%(b)(c)                                           05/08/06                2,950             2,950,000
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB
    (Ascension Health Credit Project) Series
    2001B-2 DN (A-1+, VMIG-1)
    3.40%(c)                                              01/03/07                3,500             3,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
26

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Metropolitan Government of Nashville & Davidson
    County Health & Education Board RB (Belmont
    University Project) Series 1997 DN (SunTrust
    Bank LOC) (VMIG-1)
    3.80%(c)                                            05/08/06              $ 3,000           $ 3,000,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Trevecca Nazarene Project)
    Series 2003 DN (SunTrust Bank LOC)
    3.80%(c)                                            05/08/06                5,000             5,000,000
  Washington County IDRB (Springbrook Properties
    Project) Series 1996 DN (SunTrust Bank LOC)
    (A-1+, VMIG-1)
    3.80%(c)                                            05/08/06                  600               600,000

                                                                                                -----------
                                                                                                 39,190,000
                                                                                                -----------
Texas - 7.4%
  ABN AMRO Munitops Certificates Trust GO Series
    2006-8 DN (PSF Guaranty, ABN AMRO Bank
    SBPA) (VMIG-1)
    3.85%(b)(c)                                         05/08/06               11,565            11,565,000
  Austin Convention Enterprises, Inc. RB (Citibank
    Trust Receipts) Series 2006R ROC-II-511CE DN
    (Citigroup Guaranty) (VMIG-1)
    3.86%(b)(c)                                         05/08/06                9,200             9,200,000
  Austin Water & Wastewater System RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (MBIA
    Insurance) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                2,475             2,475,000
  Clear Creek ISD GO Series 2005-04 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                5,100             5,100,000
  Comal ISD GO Series 2005 DN (Bank of New York
    LOC) (A-1, VMIG-1)
    3.90%(b)(c)                                         05/08/06                2,260             2,260,000
  Cypress Fairbanks ISD GO (Wachovia Merlot Trust
    Receipts) Series 2004C-16 DN (PSF Guaranty)
    (VMIG-1)
    3.82%(b)(c)                                         05/08/06                4,500             4,500,000
  De Soto ISD RB (Citigroup Trust Receipts) Series
    2004R-2107-ROC-II DN (PSF Guaranty,
    Citigroup Global Markets Liquidity Facility)
    (A-1+)
    3.84%(b)(c)                                         05/08/06                6,110             6,110,000
  Eagle Mountain & Saginaw ISD GO (Municipal
    Securities Trust Receipts) Series 2003 SGA-141
    DN (PSF Guaranty, Societe Generale Liquidity
    Facility) (A-1+)
    3.85%(b)(c)                                         05/03/06                4,000             4,000,000
  Harris County RB (Citibank Trust Receipts) Series
    2002-1029-ROC-II DN (FSA Insurance) (A-1+)
    3.84%(b)(c)                                         05/08/06                1,880             1,880,000
  Houston ISD Putters Trust Receipts GO Series
    2005 DN (PSF Guaranty) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                5,350             5,350,000
  Houston Water & Sewer RB (Stars Certificates
    Project) Series 2003 DN (FSA Insurance)
    (VMIG-1)
    3.84%(b)(c)                                         05/08/06                3,160             3,160,000
  Lower Colorado River Authority RB (Wachovia
    Merlots Trust Receipts) Series 2000 DN (FSA
    Insurance, Wachovia Bank N.A. SBPA)
    (Aaa, VMIG-1)
    3.82%(b)(c)                                         05/08/06                2,000             2,000,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    3.35%(c)                                            08/15/06              $ 9,395           $ 9,395,000
  Municipal Securities Pool Trust Receipts GO
    Series 2005A-234 BAN (PSF Guaranty, Bear
    Stearns SBPA) (VMIG-1)
    3.92%(b)(c)                                         05/08/06                7,155             7,155,000
  Northside ISD GO (School Building Project) Series
    2005 DN (Depfa Bank SBPA) (A-1+, MIG-1)
    2.85%(c)                                            06/15/06               17,000            17,000,000
  Socorro ISD GO (Citigroup Trust Receipts) Series
    2005 ROC-II R-2222 DN (PSF Guaranty)
    3.84%(b)(c)                                         05/08/06                2,495             2,495,000
  Texas A&M University RB (Citibank Trust
    Receipts) Series 2003R-4005 ROC-II DN
    (Citibank Liquidity Facility, Texas Permanent
    School Funding) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                4,965             4,965,000
  Texas GO (Morgan Stanley Trust Receipts) Series
    2005-1147 DN (Morgan Stanley SBPA) (F-1+)
    3.84%(b)(c)                                         05/08/06                4,010             4,010,000
  Texas GO (Municipal Trust Receipts) Series 2005A
    SGB-58 DN (Societe Generale Liquidity Facility)
    (A-1+)
    3.84%(c)                                            05/08/06                5,900             5,900,000
  Texas GO Series 2005 TRAN (SP-1+, MIG-1)
    4.50%                                               08/31/06               23,900            23,993,841
  Texas Student Housing Authority RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PT-3101 DN (Merrill Lynch Guaranty) (F-1+)
    3.89%(b)(c)                                         05/08/06                4,240             4,240,000
  Texas Tech University RB (Bear Stearns Trust
    Receipts) Series 2002A DN (MBIA Insurance)
    (A-1)
    3.85%(b)(c)                                         05/08/06               13,630            13,630,000
  University of Texas Permanent University Fund RB
    (Citibank Trust Receipts) Series 2005-ROC-
    II-R-2194 DN (Liquidity Facility Citigroup)
    (VMIG-1)
    3.84%(b)(c)                                         05/08/06               11,890            11,890,000
  University of Texas Permanent University Fund RB
    (Morgan Stanley Trust Receipts) Series
    2005-1023 DN (Morgan Stanley Liquidity
    Facility) (F-1+)
    3.84%(b)(c)                                         05/08/06                4,850             4,850,000
  University of Texas Permanent University Fund RB
    (Municipal Trust Receipts) Series 2004-SGB-55
    DN (Societe Generale SBPA) (A-1+)
    3.84%(b)(c)                                         05/08/06                6,690             6,690,000
  University of Texas RB (Wachovia Merlots Trust
    Receipts) Series 2003B-14 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                6,250             6,250,000

                                                                                                -----------
                                                                                                180,063,841
                                                                                                -----------
Utah - 0.1%
  Jordanelle Special Services District RB (Tuhaye
    Project) Series 2005 DN (Wells Fargo Bank N.A.
    LOC) (A-1+)
    3.81%(c)                                            05/08/06                2,600             2,600,000
                                                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Vermont - 1.0%
  Vermont Economic Development Authority RB
    (Green Mountain College Project) Series 2003A
    DN (Key Bank N.A. LOC)
    3.86%(c)                                             05/08/06              $ 7,775            $7,775,000
  Vermont Educational & Health Buildings Finance
    Agency RB (Mount Ascutney Hospital Project)
    Series 2004A DN (BankNorth N.A. LOC)
    (VMIG-1)
    3.81%(c)                                             05/01/06                4,315             4,315,000
  Vermont Educational & Health Buildings
    Financing Agency RB (North Country Hospital
    Project) Series 2002A DN (TD BankNorth N.A.
    LOC) (VMIG-1)
    3.81%(c)                                             05/01/06                3,600             3,600,000
  Vermont Educational & Health Buildings
    Financing Agency RB (Rutland Medical Center
    Project) Series 2001A DN (National
    Westminster Bank LOC) (A-1)
    3.86%(c)                                             05/08/06                3,400             3,400,000
  Winooski Special Obligation Bonds Series 2006A
    DN (TD BankNorth N.A. LOC) (VMIG-1)
    3.75%(c)                                             05/08/06                4,700             4,700,000

                                                                                                  ----------
                                                                                                  23,790,000
                                                                                                  ----------
Virginia - 2.7%
  Alexandria IDRB (Goodwin House Project) Series
    2005 DN (Wachovia Bank N.A. LOC) (A-1)
    3.78%(c)                                             05/01/06               18,510            18,510,000
  Chesterfield County IDRB (Merrill Lynch P-Float
    Trust Receipts) Series 2004 PT-2133 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+, AA-)
    3.89%(b)(c)                                          05/08/06                9,750             9,750,000
  Chesterfield County IDRB (Merrill Lynch Trust
    Receipts) Series 2003 PT-886 DN (Merrill Lynch
    & Co. Guaranty) (F-1+)
    3.89%(b)(c)                                          05/08/06               24,995            24,995,000
  Hampton Roads Regional Jail Authority Facilities
    RB (Citibank Trust Receipts) Series 2004
    ROC-RR-II-R-2156 DN (MBIA Insurance,
    Citibank Liquidity Facility) (VMIG-1)
    3.43%(b)(c)                                          06/01/06                4,960             4,960,000
  Loudoun County IDRB (Howard Hughes Medical
    Institute Project) Series 2003E DN
    (A-1+, VMIG-1)
    3.72%(c)                                             05/01/06                  100               100,000
  Tobacco Settlement Financing Corp. RB (P-Float
    Trust Receipts) Series 2005 PA-1303 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                          05/08/06                2,000             2,000,000
  University of Virginia RB (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                2,675             2,675,000
  Virginia Public School Authority RB (Citigroup
    Global Markets Trust Receipts) Series
    2003R-4050-ROC-II DN (Citigroup Liquidity
    Facility) (A-1+)
    3.84%(b)(c)                                          05/08/06                1,970             1,970,000

                                                                                                  ----------
                                                                                                  64,960,000
                                                                                                  ----------

                                                                            PAR
                                                        MATURITY           (000)               VALUE
                                                       ----------   ------------------   ------------------
MUNICIPAL BONDS (Continued)
Washington - 1.9%
  King County GO (ABN-AMRO Munitops Trust
    Certificates) Series 2001-1 DN (MBIA
    Insurance) (VMIG-1)
    3.85%(b)(c)                                          05/08/06              $ 2,500           $2,500,000
  King County School District Bear Stearns
    Municipal Securities Trust Certificates RB
    (Highline Public Schools Project) Series 2002
    DN (FGIC Insurance) (A-1)
    3.85%(b)(c)                                          05/08/06               11,750           11,750,000
  Seattle GO (Bear Stearns Municipal Trust
    Receipts) Series 2003 SGA-142 DN (Societe
    Generale SBPA) (A-1+)
    3.85%(b)(c)                                          05/08/06                4,000            4,000,000
  Seattle Municipal Light & Power RB (Wachovia
    Merlots Trust Receipts) Series 2001A-56 DN
    (FSA Insurance, Wachovia Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                7,390            7,390,000
  Spokane County School District No. 081 GO
    (Citibank Trust Receipts) Series 2003R-ROC-
    II-4000 DN (FSA Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    3.84%(b)(c)                                          05/08/06                3,560            3,560,000
  Washington GO (Piper Jaffray Trust Certificates)
    Series 2002G DN (Bank of New York LOC)
    (VMIG-1)
    3.86%(b)(c)                                          05/08/06                5,170            5,170,000
  Washington State Health Care Facilities Authority
    RB (Seattle Cancer Care Projects) Series 2005
    DN (Key Bank N.A. LOC) (A-1)
    3.81%(c)                                             05/04/06                4,250            4,250,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998A DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.81%(c)                                             05/08/06                3,170            3,170,000
  Washington State Housing Finance Committee
    Non-Profit Housing RB (YMCA Tacoma & Pierce
    Project) Series 1998B DN (Key Bank N.A. LOC)
    (A-1, VMIG-1)
    3.81%(c)                                             05/08/06                4,410            4,410,000

                                                                                                 ----------
                                                                                                 46,200,000
                                                                                                 ----------
West Virginia - 0.3%
  West Virginia Economic Development Authority
    RB (Juvenile Correctional Project) Series 2002A
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (A-1)
    3.85%(b)(c)                                          05/08/06                4,990            4,990,000
  West Virginia University RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PZ-56 DN (Merrill
    Lynch SBPA, MBIA Insurance)
    3.88%(b)(c)                                          05/08/06                2,215            2,215,000

                                                                                                 ----------
                                                                                                  7,205,000
                                                                                                 ----------
Wisconsin - 1.6%
  Appleton Redevelopment Authority RB (Fox City
    Project) Series 2001B DN (Bank One N.A. LOC)
    (VMIG-1)
    3.83%(c)                                             05/08/06                8,100            8,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
28

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNIFUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                      PAR
                                                       MATURITY      (000)         VALUE
                                                      ----------   ----------   ------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
  Milwaukee Redevelopment Authority RB (Yankee
    Hill Apartments Project) Series 2005 DN (Wells
    Fargo Bank N.A. LOC) (A-1+)
    3.76%(c)                                            05/08/06       $1,700     $1,700,000
  Southeast Wisconsin Professional Baseball Park
    RB (Wachovia Merlots Trust Receipts) Series
    2000Y DN (MBIA Insurance, Wachovia Bank N.A.
    SBPA) (VMIG-1)
    3.82%(b)(c)                                         05/08/06        5,280      5,280,000
  Wisconsin Health & Educational Facilities
    Authority RB (Edgewood College Project) Series
    1997 DN (Bank One N.A. LOC)
    3.87%(c)                                            05/08/06        5,840      5,840,000
  Wisconsin Health & Educational Facilities
    Authority RB (Oakwood Village Project) Series
    2000B DN (Marshall & Ilsley Bank LOC) (A-1)
    3.83%(c)                                            05/08/06        2,420      2,420,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. John's Community Project)
    Series 2005 DN (Radian Asset Assurance, Inc.)
    (F-1)
    3.84%(c)                                            05/08/06        5,000      5,000,000
  Wisconsin Health & Educational Facilities
    Authority RB (St. Joseph's Community Hospital
    Project) Series 2001 DN (Marshall & Ilsley Bank
    LOC) (A-1)
    3.83%(c)                                            05/08/06       10,300     10,300,000

                                                                                  ----------
                                                                                  38,640,000
                                                                                  ----------

TOTAL INVESTMENTS IN SECURITIES - 99.3%
  (Cost $2,414,231,555(a))                  2,414,231,555
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.7%                           17,741,857
                                            -------------
NET ASSETS -  100.0%                       $2,431,973,412
                                           ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2006, the Fund held 43.3% of its net assets, with a current market value of $1,053,860,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    MUNICASH

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)               VALUE
                                                       ----------   ------------------   ------------------
MUNICIPAL BONDS - 99.6%
Alabama - 1.0%
  Brundidge IDRB (Carter Brothers Project) Series
    2001 AMT DN (Southtrust Bank LOC)
    3.95%(b)                                             05/08/06              $   940           $  940,000
  Columbia IDRB (Alabama Power Co. Project)
    Series 1998A AMT DN (The Southern Co.
    Guaranty) (A-1, VMIG-1)
    3.83%(b)                                             05/01/06                7,705            7,705,000
  Dothan GO Series 2005 MB (AMBAC Insurance)
    5.00%                                                09/01/06                  400              401,699
  Jefferson County Economic IDA RB (Conversion
    Technologies Project) Series 2006A AMT DN
    (First Commercial Bank LOC)
    3.90%(b)                                             05/08/06                1,370            1,370,000
  Tuscaloosa IDRB Series 2000A AMT DN
    (Southtrust Bank LOC)
    3.95%(b)                                             05/08/06                1,365            1,365,000
  Vestavia Hills GO Series 2004B DN (Wachovia
    Bank LOC) (VMIG-1)
    3.90%(b)                                             05/08/06                1,800            1,800,000

                                                                                                 ----------
                                                                                                 13,581,699
                                                                                                 ----------
Arizona - 1.3%
  Cochise County Solid Waste Disposal PCRB
    (Arizona Natural Utilities Co-op, Inc. Project)
    Series 1994 AMT DN (A-1, VMIG-1)
    3.40%(b)                                             09/01/06               10,000           10,000,000
  Phoenix IDA Multi-Family Housing RB (Merrill
    Lynch P-Floats Trust Receipts) Series
    2005-PT-2940 AMT DN (Merrill Lynch & Co.
    SBPA)
    3.93%(b)(c)                                          05/08/06                7,465            7,465,000

                                                                                                 ----------
                                                                                                 17,465,000
                                                                                                 ----------
California - 0.3%
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2003 PT-2001
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.86%(b)(c)                                          05/04/06                2,480            2,480,000
  Puttable Floating Tax Exempt Receipts Series
    2005 DN (FGIC, MBIA & FSA Insurance, Merrill
    Lynch SBPA) (F-1+)
    3.93%(b)(c)                                          05/08/06                  800              800,000

                                                                                                 ----------
                                                                                                  3,280,000
                                                                                                 ----------
Colorado - 1.3%
  Colorado Health Facilities Authority Economic
    Development RB (Johnson Publishing Co.
    Project) Series 1999A AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/08/06                1,170            1,170,000
  Colorado Housing & Finance Authority RB (Single
    Family Mortgage Project) Series 2005 AMT MB
    (Trinity Funding Guaranty) (SP-1+, MIG-1)
    2.80%                                                07/05/06               15,000           15,000,000
  Denver City & County Airport RB Series 1996B MB
    (MBIA Insurance) (AAA, Aaa)
    6.25%                                                11/15/06                1,300            1,320,365

                                                                                                 ----------
                                                                                                 17,490,365
                                                                                                 ----------
District of Columbia - 0.7%
  District of Columbia Enterprise Zone RB (NJA
    Hotel LLC Issue Project) Series 2004 AMT DN
    (Bank of Scotland LOC) (VMIG-1)
    3.90%(b)                                             05/08/06                5,000            5,000,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   --------------------
MUNICIPAL BONDS (Continued)
District of Columbia (continued)
  District of Columbia Housing Finance Agency
    Multi-Family RB Series 2006-2005G AMT DN
    (Merrill Lynch Guaranty)
    3.93%(b)(c)                                          05/08/06              $ 2,125             $2,125,000
  District of Columbia Housing Finance Agency RB
    Series 2004 PT-2391 DN (MBIA Insurance,
    Merrill Lynch & Co. SBPA) (F-1+)
    3.93%(b)(c)                                          05/04/06                2,435              2,435,000

                                                                                                   ----------
                                                                                                    9,560,000
                                                                                                   ----------
Florida - 5.0%
  Greater Orlando Aviation Authority RB (Special
    Purpose Cessna Aircraft Project) Series 2001
    AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
    4.90%(b)                                             05/08/06                6,000              6,000,000
  Hillsborough County Utilities RB (Junior Lien
    Project) Series 2001 MB (AMBAC Insurance)
    5.00%                                                08/01/06                  500                502,262
  Jacksonville Economic Development Commission
    IDRB (Glasfloss Industries, Inc. Project) Series
    2002 AMT DN (Huntington National Bank LOC)
    4.10%(b)                                             05/08/06                1,940              1,940,000
  Jacksonville Economic Development Commission
    IDRB (Tremron Jacksonville Project) Series
    2000 AMT DN (Branch Banking & Trust Co.
    LOC)
    3.92%(b)                                             05/04/06                2,170              2,170,000
  Jacksonville Economic Development Commission
    Special Facility Airport RB (Holland Sheltair
    Project) Series 2005B AMT DN (Huntington
    Bank LOC)
    3.90%(b)                                             05/08/06                2,100              2,100,000
  Lee County IDRB Series 1997 AMT DN (SunTrust
    Bank LOC)
    3.93%(b)                                             05/08/06                1,785              1,785,000
  Palm Beach School Board COP Series 2003A MB
    (AMBAC Insurance) (AAA, Aaa)
    2.00%                                                08/01/06                2,000              1,992,874
  Pinellas County Health Facilities Authority RB
    (Bay Care Health Project) Series 2003A-1 MB
    (MBIA Insured) (Aaa)
    5.00%                                                11/15/06                1,500              1,513,584
  Pinellas County Housing Finance Authority RB
    Series 2004A DN (CDC Funding Insurance,
    Rabobank SBPA) (VMIG-1)
    3.89%(b)(c)                                          05/08/06                8,115              8,115,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-009 AMT DN
    (CDC Funding Insurance, Rabobank SBPA)
    (VMIG-1)
    3.89%(b)(c)                                          05/08/06                5,150              5,150,000
  Pinellas County Housing Finance Authority Single
    Family Mortgage RB Series 2004-933 AMT DN
    (Merrill Lynch Liquidity Facility, Rabobank
    SBPA) (VMIG-1)
    3.89%(b)(c)                                          05/04/06                2,725              2,725,000
  Pinellas County IDRB Series 2004 AMT DN (Trinity
    Insurance, Wachovia Bank N.A. LOC, Rabobank
    SBPA) (VMIG-1)
    3.95%(b)                                             05/08/06                2,350              2,350,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series 1984D
    MB (National Rural Utilities LOC) (A-1)
    3.27%(b)                                             06/15/06               12,000             12,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    1984H-3 DN (National Rural Utilities LOC)
    (A-1, MIG-1)
    3.43%(b)                                            09/15/06              $10,325           $10,325,000
  Putnam County Development Authority PCRB
    (Seminole Electric Co-op Project) Series
    2003H-4 MB (National Rural Utilities Guaranty)
    (A-1)
    3.43%(b)                                            09/15/06                6,425             6,425,000
  Sunrise Utilities System RB Series 1996A MB
    (Kredietbank LOC) (AAA, Aaa)
    5.75%                                               10/01/06                  740               754,649

                                                                                                -----------
                                                                                                 65,848,369
                                                                                                -----------
Georgia - 2.2%
  Albany GO Series 2006 TAN
    3.35%                                               12/29/06                2,295             2,295,000
  Cartersville Development Authority RB (Aquafil
    USA, Inc. Project) Series 2005 AMT DN (Branch
    Banking & Trust Bank LOC)
    3.92%(b)                                            05/08/06                2,000             2,000,000
  Cobb County Housing Authority Multi-Family RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2003 PT-1963 DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.93%(b)(c)                                         05/08/06               13,120            13,120,000
  Dooly County IDRB (Hamburg Enterprises Project)
    Series 2003 AMT DN (Fifth Third Bank N.A. LOC)
    3.89%(b)                                            05/05/06                  900               900,000
  Gainesville Housing Authority RB Series 2003
    PT-1985 DN (Merrill Lynch & Co. Guaranty)
    (F-1+)
    3.93%(b)(c)                                         05/04/06                3,450             3,450,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997A AMT DN (Wachovia
    Bank N.A. LOC)
    3.90%(b)                                            05/08/06                1,000             1,000,000
  Gordon County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997B DN (Wachovia Bank
    N.A. LOC)
    3.90%(b)                                            05/08/06                1,000             1,000,000
  Griffin-Spalding County IDRB (Woodland
    Industries Project) Series 2000 AMT DN
    (Wachovia Bank N.A. LOC) (A-1+)
    3.90%(b)                                            05/08/06                1,750             1,750,000
  Laurens County IDRB (Aladdin Manufacturing
    Corp. Project) Series 1997 AMT DN (Wachovia
    Bank N.A. LOC)
    3.90%(b)                                            05/08/06                1,000             1,000,000
  Whitefield County Educational Development
    Authority RB (Aladdin Solid Waste Disposal
    Project) Series 1999 AMT DN (Wachovia Bank
    N.A. LOC)
    3.90%(b)                                            05/08/06                3,100             3,100,000

                                                                                                -----------
                                                                                                 29,615,000
                                                                                                -----------
Illinois - 2.2%
  Chicago IDRB (Promise Candy Project) Series
    2001 AMT DN (Lasalle National Bank LOC)
    3.92%(b)                                            05/08/06                3,295             3,295,000
  Elmhurst IDRB (Randall Manufacturing Project)
    Series 2002 AMT DN (Lasalle National Bank
    LOC) (A-1+)
    4.00%(b)                                            05/08/06                1,615             1,615,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
  Flora RB (Heritage Woods Project) Series 2001
    AMT DN (Federal Home Loan Bank Guaranty)
    (A-1+)
    3.94%(b)                                            05/08/06              $ 2,950           $ 2,950,000
  Harvard Multi-Family Housing RB (Northfield
    Court Project) Series 1999 AMT DN (Lasalle
    National Bank LOC) (A-1+)
    3.98%(b)                                            05/08/06                7,350             7,350,000
  Illinois Development Finance Authority IDRB
    (Alternative Behavior Treatment Project) Series
    2005 DN (J.P. Morgan Chase Bank LOC)
    3.90%(b)                                            05/08/06                1,500             1,500,000
  Illinois Development Finance Authority IDRB
    (Cano Packaging Corp. Project) Series 2001
    AMT DN (Lasalle National Bank LOC)
    3.92%(b)                                            05/08/06                2,150             2,150,000
  Illinois Development Finance Authority IDRB
    (Freedman Seating Co. Project) Series 2005
    AMT DN (Lasalle Bank N.A. LOC) (A-1)
    3.90%(b)                                            05/08/06                2,240             2,240,000
  Illinois Development Finance Authority IDRB
    (Harbortown Industries Project) Series 2000A
    AMT DN (Lasalle National Bank LOC)
    3.95%(b)                                            05/08/06                2,000             2,000,000
  Illinois Development Finance Authority IDRB
    (Mason Corp. Project) Series 2000A AMT DN
    (Lasalle National Bank LOC)
    3.95%(b)                                            05/08/06                4,455             4,455,000
  Springfield Community Improvement RB Series
    2000 AMT DN (National City Bank N.A. LOC)
    4.02%(b)                                            05/08/06                  425               425,000
  Upper River Valley IDRB (Advanced Drainage
    System Project) Series 2002 AMT DN (National
    City Bank N.A. LOC)
    3.92%(b)                                            05/08/06                1,700             1,700,000

                                                                                                -----------
                                                                                                 29,680,000
                                                                                                -----------
Indiana - 2.3%
  Anderson Economic Development RB (Printer
    Zink, Inc. Project) Series 2004A DN (U.S.
    Bancorp LOC) (A-1+)
    3.97%(b)                                            05/08/06                2,320             2,320,000
  Elkhart County Industrial Economic Development
    RB (Four Seasons Manufacturing, Inc. Project)
    Series 2000 AMT DN (National City Bank N.A.
    LOC)
    3.97%(b)                                            05/08/06                1,005             1,005,000
  Fort Wayne Economic Development Authority RB
    (Advanced Machine & Tool Project) Series 2001
    AMT DN (National City Bank N.A. LOC)
    3.97%(b)                                            05/08/06                1,670             1,670,000
  Huntingburg Multi-Family RB (Lincoln Village
    Apartments Project) Series 2000 AMT DN
    (Federal Home Loan Bank Guaranty)
    3.94%(b)                                            05/08/06                2,250             2,250,000
  Indiana Development Finance Authority IDRB
    (Republic Services, Inc. Project) Series 2005
    AMT DN (VMIG-2)
    4.15%(b)                                            05/01/06                5,300             5,300,000
  Indiana Development Finance Authority Economic
    Development RB (Saroyan Hardwoods, Inc.
    Project) Series 1994 AMT DN (Fifth Third Bank
    N.A. LOC)
    4.10%(b)                                            05/08/06                  650               650,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   --------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
  Indiana Development Finance Authority Economic
    Development RB (Timerland Resources Project)
    Series 2001 DN (Southtrust Bank LOC)
    3.95%(b)                                             05/08/06              $   570             $  570,000
  Indiana Development Finance Authority IDRB
    Series 2000 AMT DN (Bank One N.A. LOC)
    3.91%(b)                                             05/08/06                5,200              5,200,000
  Indiana Economic Development Finance Authority
    RB (Morris Manufacturing & Sales Corp.
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.92%(b)                                             05/08/06                1,600              1,600,000
  Jeffersonville Economic Development Authority
    RB (Scansteel Project) Series 1998 AMT DN
    (National City Bank N.A. LOC)
    4.02%(b)                                             05/08/06                  960                960,000
  Kendallville Economic Developmental Authority
    RB (Parts Finishing Group Project) Series 2006
    DN (Huntington National Bank LOC)
    4.15%(b)                                             05/08/06                3,000              3,000,000
  Orleans Economic Development RB (Almana LLC
    Project) Series 1995 AMT DN (National City
    Bank N.A. LOC)
    4.00%(b)                                             05/08/06                2,000              2,000,000
  Scottsburg Economic Development Authority RB
    (American Plastic Corp. Project) Series 2000
    AMT DN (National City Bank N.A. LOC)
    4.02%(b)                                             05/08/06                  925                925,000
  St. Joseph County Industrial Economic
    Development RB (Midcorr Land Development
    LLC Project) Series 2002 DN (National City
    Bank N.A. LOC)
    3.92%(b)                                             05/08/06                3,265              3,265,000

                                                                                                   ----------
                                                                                                   30,715,000
                                                                                                   ----------
Iowa - 1.1%
  Cedar Rapids Community School District Tax
    Anticipation Warrants Series 2005 MB
    3.75%                                                06/30/06                4,500              4,506,831
  Clear Lake Development RB (Joe Corbis Pizza
    Project) Series 2006 AMT DN (M&T Bank LOC)
    3.95%(b)(c)                                          05/08/06                2,000              2,000,000
  Dallas County IDRB (Sioux City Brick Project)
    Series 2000A AMT DN (First Bank Systems LOC)
    3.95%(b)                                             05/08/06                1,000              1,000,000
  Des Moines Commercial Development RB (Grand
    Office Park Project) Series 1985 DN (Principal
    Life Insurance Co. Guaranty) (A-1+)
    3.97%(b)                                             05/08/06                2,000              2,000,000
  Urbandale IDRB (Meredith Drive Assoc. Project)
    Series 1985 DN (Wells Fargo Bank M.N. LOC)
    3.94%(b)                                             05/08/06                4,500              4,500,000
  West Burlington IDRB (Borghi Oilhydraulic
    Project) Series 2001A AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/08/06                  220                220,000

                                                                                                   ----------
                                                                                                   14,226,831
                                                                                                   ----------
Kansas - 1.0%
  Kansas Development Finance Authority
    Multi-Family RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-2947 AMT DN (Merrill
    Lynch & Co. SBPA, MBIA Insurance) (AAA, F1+)
    3.93%(b)(c)                                          05/08/06                7,055              7,055,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   --------------------
MUNICIPAL BONDS (Continued)
Kansas (continued)
  Kansas Development Finance Authority RB
    (Delaware Highlands Project) Series 2005C DN
    (Federal Home Loan Bank Guaranty)
    3.90%(b)                                             05/08/06              $ 2,250             $2,250,000
  Lansing Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005-2508 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06                4,270              4,270,000

                                                                                                   ----------
                                                                                                   13,575,000
                                                                                                   ----------
Kentucky - 2.5%
  Boyd County Sewer & Solid Waste RB (Air
    Products & Chemicals Project) Series 2003 AMT
    DN (A-1)
    3.88%(b)                                             05/03/06                1,275              1,275,000
  City of Wilder Industrial Building RB (Saratoga
    Investments LP Project) Series 1998 AMT DN
    (Fifth Third Bank N.A. LOC)
    3.98%(b)                                             05/08/06                1,010              1,010,000
  Clark County PCRB (Eastern Kentucky Power
    Project) Series 1984J-2 MB (National Rural
    Co-op Utilities Guaranty) (A-1, MIG-1)
    3.68%(b)                                             05/15/06                5,300              5,300,000
  Clark County PCRB (Kentucky Power National
    Rural Project) Series 1984J-1 DN (A-1, P-1)
    3.68%(b)                                             10/16/06                5,305              5,305,000
  Dayton IDRB (Ramkat Enterprise Project) Series
    2001 AMT DN (First Bank Systems LOC)
    4.03%(b)                                             05/08/06                1,925              1,925,000
  Elsmere IDRB (International Mold Steel, Inc.
    Project) Series 1996 AMT DN (Star Bank N.A.
    LOC)
    3.98%(b)                                             05/08/06                1,205              1,205,000
  Henderson Industrial Building RB (Shamrock
    Technologies Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    3.95%(b)(c)                                          05/08/06                  586                586,000
  Jefferson County Industrial Building RB (Atlas
    Machine & Supply Co. Project) Series 1999 AMT
    DN (Bank One N.A. LOC)
    3.95%(b)                                             05/08/06                1,740              1,740,000
  Kenton County Educational RB (Redwood
    Rehabilitation Center Project) Series 2004 DN
    (Fifth Third Bank LOC)
    3.93%(b)                                             05/04/06                3,000              3,000,000
  Kentucky Economic Development Finance
    Authority Solid Waste Disposal RB (Republic
    Services, Inc. Project) Series 2005 AMT DN
    4.08%(b)                                             05/08/06               10,100             10,100,000
  Pulaski County Solid Waste Disposal RB (National
    Rural Utilities for East Kentucky Power Project)
    Series 1993B AMT DN (National Rural Utilities
    Guaranty) (MIG-1)
    3.42%(b)                                             08/15/06                1,750              1,750,000

                                                                                                   ----------
                                                                                                   33,196,000
                                                                                                   ----------
Louisiana - 1.2%
  Donaldsonville IDRB (John Folse & Co., Inc.
    Project) Series 2003 DN (Amsouth Bank LOC)
    3.90%(b)                                             05/08/06                2,150              2,150,000
  Lafayette Educational Development Authority RB
    (Holt County Project) Series 1990 DN (Rabo
    Bank Nederland LOC)
    4.10%(b)                                             05/08/06                2,850              2,850,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
  Louisiana Housing Finance Agency RB (Housing
    Restoration Project) Series 2002A AMT DN
    (Regions Bank LOC)
    3.95%(b)                                             05/08/06               $2,050            $2,050,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Northwestern State University Student
    Housing Project) Series 2004A DN (Regions
    Bank LOC) (A-1)
    3.88%(b)                                             05/08/06                3,000             3,000,000
  Louisiana Local Government Environmental
    Facilities Community Development Authority
    RB (Ouachita Christian School, Inc. Project)
    Series 2002 DN (Bank One N.A. LOC)
    4.05%(b)                                             05/08/06                1,430             1,430,000
  Lousiana State GO Series 1993 MB (MBIA
    Insurance) (AAA, Aaa)
    5.50%                                                08/01/06                1,180             1,186,576
  North Webster Parish IDRB (CSP Project) Series
    2001 AMT DN (Regions Bank N.A. LOC)
    3.90%(b)                                             05/08/06                2,630             2,630,000

                                                                                                  ----------
                                                                                                  15,296,576
                                                                                                  ----------
Maine - 0.2%
  Maine Finance Authority RB (Brunswick
    Publishing Project) Series 2005 AMT DN
    (Suntrust Bank LOC)
    3.90%(b)                                             05/08/06                2,000             2,000,000
                                                                                                  ----------
Maryland - 3.1%
  Maryland Community Development Adminis-
    tration Department of Housing & Community
    Development RB (Harbor City Project) Series
    1990C DN (M&T Bank Corp. LOC)
    3.87%(b)                                             05/08/06                3,230             3,230,000
  Maryland Department of Housing & Community
    Development RB (Residential Housing Project)
    Series 2006D MB (MIG-1)
    3.40%                                                03/07/07                6,000             6,000,000
  Maryland Economic Development Corp. RB
    (Canusa Hershman Project) Series 2005A AMT
    DN (M&T Bank Corp. LOC)
    3.87%(b)                                             05/08/06                2,345             2,345,000
  Maryland Economic Development Corp. RB (Joe
    Corbis Pizza Project) Series 2000 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    3.95%(b)                                             05/01/06                1,065             1,065,000
  Maryland Economic Development Corp. RB (John
    Schmitz Project) Series 2000E AMT DN (M&T
    Bank Corp. LOC) (A-1+)
    3.85%(b)                                             05/08/06                1,985             1,985,000
  Maryland Economic Development Corp. RB
    (Lithographing Co. Project) Series 2001 AMT DN
    (M&T Bank Corp. LOC) (A-1)
    3.95%(b)                                             05/08/06                2,770             2,770,000
  Maryland Economic Development Corp. RB
    (Pharmaceutics International Project) Series
    2001A AMT DN (M&T Bank Corp. LOC) (A-1)
    3.95%(b)                                             05/08/06                5,770             5,770,000
  Maryland Economic Development Corp. RB
    (Redrock LLC Facilities Project) Series 2002 DN
    (M&T Bank Corp. LOC) (VMIG-1)
    3.95%(b)                                             05/08/06                2,300             2,300,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
  Montgomery County Housing Opportunity
    Community Single Family Mortgage RB Series
    2005 DN (Trinity Insurance, Merrill Lynch SBPA)
    (A-1, A-)
    3.89%(b)(c)                                          05/08/06               $2,630            $2,630,000
  Montgomery County Housing Opportunity RB
    (P-Float Trust Receipts) Series 2006 PT-216
    AMT DN (Danske Bank Guaranty) (A-1+)
    3.90%(b)(c)                                          05/08/06                5,995             5,995,000
  Prince Georges County RB (Parsons Paper
    Facilities Project) Series 1987 DN (M&T Bank
    Corp. LOC)
    3.50%(b)                                             05/30/06                3,000             3,000,000
  Washington County RB (Conservit, Inc. Facility
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    3.95%(b)                                             05/05/06                2,295             2,295,000
  Wicomico County Economic Development RB
    (Plymouth Tube Co. Project) Series 1996 AMT
    DN (Bank One N.A. LOC) (VMIG-1)
    3.95%(b)                                             05/08/06                1,300             1,300,000

                                                                                                  ----------
                                                                                                  40,685,000
                                                                                                  ----------
Massachusetts - 1.6%
  Freetown Lakeville Regional School District GO
    Series 2005 BAN (SP-1+)
    4.25%                                                10/20/06                3,500             3,518,870
  Hopkinton GO Series 2005 BAN (SP-1+)
    4.00%                                                08/09/06                2,880             2,888,506
  Massachusetts Health & Educational Facilities
    Authority RB (Harvard University Project) Series
    2004GG-1 DN (A-1+, VMIG-1)
    3.63%(b)                                             05/08/06                3,000             3,000,000
  Massachusetts State Development Finance
    Authority RB (Chelsea Homes Project) Series
    2004A-1 MB (Bank of America LOC) (AAA)
    2.90%                                                12/15/06                1,525             1,519,387
  Peabody GO Series 2006 BAN (MIG-1)
    4.00%                                                09/26/06                5,000             5,015,156
  Worcester GO Series 2006 BAN (SP-1+, MIG-1)
    4.25%                                                11/10/06                5,000             5,025,083

                                                                                                  ----------
                                                                                                  20,967,002
                                                                                                  ----------
Michigan - 6.4%
  Cedar Springs Public School District GO Series
    2005 BAN
    3.40%                                                08/22/06                1,400             1,401,602
  Detroit Economic Development Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2001A-90 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.87%(b)(c)                                          05/08/06                2,500             2,500,000
  Detroit Economic Development Corp. RB (E.H.
    Assoc. Ltd. Project) Series 2002 DN (First
    Federal of Michigan)
    3.86%(b)                                             05/08/06                1,210             1,210,000
  Detroit Sewer & Disposal Authority RB Series
    2001E MB (FGIC Insurance) (A-1+, MIG-1)
    3.00%                                                07/12/06                4,100             4,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Detroit Water Supply System Reserve RB
    (P-Floats Trust Receipts) Series 2005-783 DN
    (FGIC Insurance, J.P. Morgan Liquidity Facility)
    (A-1+)
    3.51%(b)(c)                                          08/17/06              $10,690           $10,690,000
  Grand Valley Michigan State University RB Series
    2005 DN (XLCA Insurance) (A-1+)
    3.80%(b)                                             05/08/06                1,000             1,000,000
  Hartland School District GO Series 2005 BAN
    3.50%                                                08/24/06                6,805             6,813,297
  Lakeville Community School District GO Series
    2005 BAN
    3.40%                                                06/30/06                2,000             2,001,756
  Michigan Building Authority RB (Facilities
    Program) Series 1996I MB (AMBAC Insurance)
    (AAA, Aaa)
    6.00%                                                10/01/06                1,000             1,011,223
  Michigan Municipal Bond Authority RB Series
    2005B-2 MB (J.P. Morgan Chase Bank LOC)
    (SP-1+)
    4.00%                                                08/18/06                5,900             5,918,480
  Michigan Strategic Fund Limited Obligation RB
    (America Group LLC Project) Series 2000 AMT
    DN (Bank One N.A. LOC)
    3.95%(b)                                             05/08/06                3,200             3,200,000
  Michigan Strategic Fund Limited Obligation RB
    (Bayloff Properties Project) Series 1998 AMT
    DN (National City Bank N.A. LOC)
    4.02%(b)                                             05/08/06                1,000             1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Conway Products Project) Series 2001 AMT DN
    (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06                1,925             1,925,000
  Michigan Strategic Fund Limited Obligation RB
    (Eureka Welding Alloys Project) Series 2000 DN
    (Comerica Bank N.A. LOC)
    3.93%(b)                                             05/08/06                2,130             2,130,000
  Michigan Strategic Fund Limited Obligation RB
    (G&B Tech LLC Project) Series 2005 AMT DN
    (Huntington Bank LOC)
    4.10%(b)                                             05/08/06                1,635             1,635,000
  Michigan Strategic Fund Limited Obligation RB
    (Hannah Technical Project) Series 2002 AMT DN
    (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06                3,600             3,600,000
  Michigan Strategic Fund Limited Obligation RB
    (K&K Management Co. Project) Series 2000
    AMT DN (Huntington Bank LOC)
    4.10%(b)                                             05/08/06                1,000             1,000,000
  Michigan Strategic Fund Limited Obligation RB
    (Kay Screen Printing, Inc. Project) Series 2000
    AMT DN (Bank One N.A. LOC)
    3.95%(b)                                             05/08/06                3,100             3,100,000
  Michigan Strategic Fund Limited Obligation RB
    (Midwest Glass Fabricators, Inc. Project) Series
    2001 DN (Bank of America N.A. LOC)
    4.10%(b)                                             05/08/06                2,275             2,275,000
  Michigan Strategic Fund Limited Obligation RB
    (PFG Enterprises, Inc. Project) Series 2001 AMT
    DN (Huntington National Bank LOC)
    4.10%(b)                                             05/08/06                  390               390,000
  Michigan Strategic Fund Limited Obligation RB
    (Saginaw Production Corp. Project) Series 2001
    AMT DN (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06                2,445             2,445,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
  Michigan Strategic Fund Limited Obligation RB
    (Total Business Systems Project) Series 1998
    AMT DN (Comerica Bank N.A. LOC)
    3.96%(b)                                             05/08/06              $ 2,310           $ 2,310,000
  Oakland County Economic Development Corp. RB
    (Exhibit Enterprises, Inc. Project) Series 2004
    AMT DN (Commerce Bank LOC)
    3.96%(b)                                             05/08/06                6,135             6,135,000
  Oakland County Educational Limited Obligation
    RB Series 2000 AMT DN (Bank One N.A. LOC)
    3.92%(b)                                             05/08/06                4,400             4,400,000
  Pinconning Area Schools GO Series 2005 BAN
    3.25%                                                08/18/06                2,150             2,151,558
  Zeeland Hospital Finance Authority RB (Zeeland
    Community Hospital Project) Series 2004 DN
    (Huntington National Bank LOC) (A-1)
    3.96%(b)                                             05/08/06               10,600            10,600,000

                                                                                                 -----------
                                                                                                  84,942,916
                                                                                                 -----------
Minnesota - 0.2%
  Becker IDRB (Plymouth Foam Project) Series
    2004 AMT DN (Amsouth Bancorp. LOC)
    4.00%(b)                                             05/08/06                2,500             2,500,000
                                                                                                 -----------
Missouri - 0.7%
  Bridgeton IDRB (Gold Dust LLC Project) Series
    2000A AMT DN (Commerce Bank N.A. LOC)
    4.00%(b)                                             05/08/06                1,125             1,125,000
  St. Charles County IDRB (Austin Machine Co.
    Project) Series 2003A DN (Bank of America N.A.
    LOC)
    3.95%(b)                                             05/08/06                1,920             1,920,000
  St. Charles County IDRB (Patriot Machine, Inc.
    Project) Series 2002 AMT DN (U.S. Bank N.A.
    LOC)
    3.97%(b)                                             05/08/06                3,355             3,355,000
  St. Louis IDRB Series 2005A DN (Marshall & Ilsley
    Bank LOC)
    3.95%(b)                                             05/08/06                3,480             3,480,000

                                                                                                 -----------
                                                                                                   9,880,000
                                                                                                 -----------
Montana - 0.1%
  Montana Housing Board RB (Wachovia Merlots
    Trust Receipts) Series 2002A-19 AMT DN
    (Wachovia Bank N.A. LOC) (VMIG-1)
    3.87%(b)(c)                                          05/08/06                1,910             1,910,000
                                                                                                 -----------
Multi-State - 11.3%
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2029 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06               27,375            27,375,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004-2121 AMT
    DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/04/06               20,160            20,160,000
  Charter Mac Equity Issuer Trust RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 AMT DN
    (Merrilly Lynch & Co. Guaranty) (A-1, VMIG-1)
    3.88%(b)(c)                                          05/08/06                2,500             2,500,000
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2004-11 AMT DN (Bayeriche, FSA Insurance,
    Trinity Guaranty) (VMIG-1)
    3.93%(b)(c)                                          05/08/06               34,065            34,065,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
  Clipper Tax-Exempt Certificates Trust RB
    (Certified Partner Multi-State Project) Series
    2005-31 AMT DN (AMBAC, FSA Insurance, State
    Street Bank SBPA)
    3.95%(b)(c)                                            05/08/06              $13,115           $13,115,000
  Federal Home Loan Mortgage Corp. Variable Rate
    Demand Certificates RB (Multi-Family Housing
    Project) Series 2005A-M005 DN (Federal Home
    Loan Mortgage Corp. Guaranty)
    3.33%(b)                                               05/01/06               22,949            22,948,537
  Municipal Securities Pool Trust Receipts RB
    Series 2004-17 DN (Multiple Insurances,
    Societe Generale SBPA) (A-1+)
    3.93%(b)(c)                                            05/08/06                5,455             5,455,000
  MuniMae Tax Exempt Board Subsidiary LLC RB
    (P-Float Trust Receipts) Series 2005 PT-2691
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                            05/08/06               22,660            22,660,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.93%(b)(c)                                            05/08/06                1,760             1,760,000

                                                                                                   -----------
                                                                                                   150,038,537
                                                                                                   -----------
Nevada - 0.4%
  Clark County Airport RB (ABN-AMRO Munitops
    Trust Certificates) Series 2005-56 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA)
    (F-1+, AAA)
    3.48%(b)(c)                                            09/11/06                4,000             4,000,000
  Las Vegas Valley Water District GO Series 2005A
    MB (FGIC Insurance) (AAA, Aaa)
    4.00%                                                  06/01/06                1,000             1,000,696

                                                                                                   -----------
                                                                                                     5,000,696
                                                                                                   -----------
New Hampshire - 0.2%
  New Hampshire Business Finance Authority
    Industrial Facilities RB (Felton Brush, Inc.
    Project) Series 1997 AMT DN (KeyBank N.A.
    LOC) (VMIG-1)
    3.93%(b)                                               05/08/06                1,115             1,115,000
  New Hampshire Business Finance Authority
    Industrial Facility RB (JMT Properties LLC
    Project) Series 2002 AMT DN (M&T Bank LOC)
    3.89%(b)                                               05/08/06                1,965             1,965,000

                                                                                                   -----------
                                                                                                     3,080,000
                                                                                                   -----------
New Jersey - 2.3%
  Middle Township GO Series 2005 BAN
    4.00%                                                  07/21/06                6,190             6,205,632
  New Jersey Economic Development Authority RB
    (Citibank P-Float Trust Receipts) Series 2004
    ROC-II-R-309 DN (Assured Guaranty Corp.
    Insurance, Citibank N.A. SBPA) (A-1+)
    3.85%(b)(c)                                            05/08/06                  630               630,000
  Sussex County GO Series 2005 BAN
    4.00%                                                  06/23/06                8,599             8,610,763
  University Medicine & Dentistry RB Series 2002B
    DN (AMBAC Insurance, University Credit
    Support, Fleet National Bank SBPA) (VMIG-1)
    3.80%(b)                                               05/08/06               15,360            15,360,000

                                                                                                   -----------
                                                                                                    30,806,395
                                                                                                   -----------

                                                                              PAR
                                                          MATURITY           (000)                VALUE
                                                         ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York - 2.3%
  Dormitory Authority RB (Glen Eddy, Inc. Project)
    Series 2000 DN (Fleet National Bank LOC) (A-1)
    3.80%(b)                                               05/08/06              $11,800           $11,800,000
  Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series
    1997 AMT DN (Key Bank N.A. LOC)
    3.93%(b)                                               05/08/06                1,175             1,175,000
  Metropolitan Pier & Exposition Authority RB (Bear
    Stearns Trust Certificates) Series 2005A-224
    DN (MBIA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.92%(b)(c)                                            05/08/06                4,310             4,310,000
  Newburgh Charter Mac Multi-Family Housing RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2041-2504 AMT DN (Merrill Lynch & Co.
    Guaranty)
    3.93%(b)(c)                                            05/08/06                3,180             3,180,000
  Riverhead IDA RB Series 2006F AMT DN
    (Goldman Sach SBPA)
    3.90%(b)(c)                                            05/08/06                7,000             7,000,000
  Ulster IDRB (Viking Industries, Inc. Project) Series
    1998A AMT DN (KeyBank N.A. LOC)
    3.93%(b)                                               05/08/06                1,375             1,375,000
  Yates County IDRB (Coach & Equipment
    Manufacturing Corp. Project) Series 2000A AMT
    DN (M&T Bank N.A. LOC)
    3.82%(b)                                               05/08/06                1,810             1,810,000

                                                                                                   -----------
                                                                                                    30,650,000
                                                                                                   -----------
North Carolina - 4.2%
  Buncombe County IDRB (Lustar Dyeing, Inc.
    Project) Series 1998 AMT DN (Wachovia Bank
    N.A. LOC)
    3.95%(b)                                               05/08/06                1,820             1,820,000
  Charlotte Water & Sewer System GO Series 2005
    TECP (Wachovia Bank LOC) (A-1+, P-1)
    3.03%                                                  07/11/06                6,500             6,500,000
    3.21%                                                  08/01/06                4,600             4,600,000
    3.25%                                                  08/01/06                9,450             9,450,000
    3.32%                                                  08/01/06               13,300            13,300,000
    3.68%                                                  08/01/06                3,650             3,650,000
  Mecklenburg County Industrial Facilities PCRB
    (Peidmont Plastics Project) Series 1997 AMT
    DN (Branch Banking & Trust Co. LOC)
    (Aa3, VMIG-1)
    3.92%(b)                                               05/08/06                1,360             1,360,000
  North Carolina Housing Finance Agency RB
    Series 2005B-22 AMT MB (Societe Generale
    GIC) (A-1+, MIG-1)
    3.20%(b)                                               11/01/06                4,000             4,000,000
  North Carolina Ports Authority Exempt Facilities
    RB (Wilmington Bulk LLC Project) Series 2001A
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.92%(b)                                               05/08/06                1,310             1,310,000
  Raleigh Durham Airport Authority Airport RB
    (P-Floats Trust Reciepts) Series 2005-100 AMT
    DN (AMBAC Insurance, Landesbank Hessen
    Liquidity Facility) (VMIG-1)
    3.88%(b)(c)                                            05/08/06                2,145             2,145,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              35

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
  Richmond County Industrial Facilities PCRB
    (Ritz-Craft Corp., Inc.) Series 2005 DN
    (Mercantile Safe Deposit & Trust Co. LOC)
    (A-1+, VMIG-1)
    3.85%(b)                                           05/08/06               $1,600            $1,600,000
  Rutherford County Industrial Facilities PCRB
    (Thieman Metal Technology Project) Series 1998
    AMT DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    3.92%(b)                                           05/08/06                1,950             1,950,000
  Sampson County Industrial Facilities PCRB
    (Dubose Strapping, Inc. Project) Series 2003
    AMT DN (Wachovia Bank N.A. LOC)
    3.95%(b)                                           05/08/06                2,640             2,640,000
  Wake County Housing Finance Authority RB (Casa
    Melvid Multi-Family Housing Project) Series
    2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.90%(b)                                           05/08/06                  700               700,000

                                                                                                ----------
                                                                                                55,025,000
                                                                                                ----------
North Dakota - 0.7%
  Mercer County Solid Waste Disposal RB (National
    Rural Utilities United Power Project) Series
    1993U AMT DN (National Rural Utilities LOC)
    (A-1, P-1)
    2.90%(b)                                           05/08/06                5,300             5,300,000
  Mercer County Solid Waste Disposal RB (Rural
    Utilities Untied Power Project) Series 1995A
    AMT MB (A-1)
    3.40%(b)                                           09/01/06                2,200             2,200,000
  North Dakota Housing Finance Agency RB Series
    2001A-19 AMT DN (Wachovia Bank N.A. LOC)
    (VMIG-1)
    3.87%(b)(c)                                        05/08/06                2,080             2,080,000

                                                                                                ----------
                                                                                                 9,580,000
                                                                                                ----------
Ohio - 7.3%
  American Municipal Power, Inc. GO (Ohio, Inc.
    Project) Series 2005-2002 BAN
    3.35%                                              11/02/06                2,000             2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005B RAN
    3.35%                                              11/16/06                2,000             2,000,000
  American Municipal Power, Inc. GO (Shelby City
    Project) Series 2005 BAN
    3.35%                                              11/16/06                  830               830,000
  American Municipal Power, Inc. GO (St. Mary's
    Project) Series 2005 BAN
    3.20%                                              10/05/06                  600               600,000
  Ashtabula County IDRB (Brighton Manor, Inc.
    Project) Series 1986 AMT DN (KeyBank N.A.
    LOC)
    3.93%(b)                                           05/08/06                2,500             2,500,000
  Berea GO Series 2005 BAN (National City Bank
    N.A. LOC)
    3.60%                                              12/20/06                1,925             1,927,372
  Butler County GO (Metroparks Lodge Project)
    Series 2005 BAN (MIG-1)
    4.00%                                              06/08/06                1,370             1,371,596
  Champaign County IDRB (Allied Signal, Inc.
    Project) Series 1998 DN (A-1)
    4.10%(b)                                           05/08/06                1,000             1,000,000
  Cuyahoga County Economic Development RB
    (Berea Children's Home Project) Series 2000
    DN (Huntington National Bank LOC) (VMIG-1)
    4.00%(b)                                           05/08/06                1,230             1,230,000

                                                                          PAR
                                                      MATURITY           (000)                VALUE
                                                     ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Cuyahoga County Multi-Family RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2006-PT3391
    AMT DN (Merrill Lynch SBPA; IXIS Insurance)
    3.93%(b)(c)                                        05/08/06               $7,345            $7,345,000
  Darke County GO (Real Estate Improvement
    Project) Series 2005 BAN
    4.00%                                              10/11/06                2,200             2,208,571
  Defiance County GO Series 2005 MB
    4.00%                                              07/27/06                1,700             1,704,530
  Delaware County Economic Development RB (The
    Columbus Zoological Park Associates, Inc.
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    4.00%(b)                                           05/08/06                  115               115,000
  Delaware County IDRB (Air Waves, Inc. Project)
    Series 1995 DN (KeyBank N.A. LOC)
    3.93%(b)                                           05/08/06                  380               380,000
  Franklin County Economic Development RB
    (Dominican Sisters Project) Series 1994 DN
    (Fifth Third Bank N.A. LOC)
    3.86%(b)                                           05/04/06                  995               995,000
  Franklin County Healthcare Facilities RB
    (Heritage Day Health Centers Project) Series
    2002 DN (Huntington National Bank LOC)
    3.90%(b)                                           05/08/06                  770               770,000
  Franklin County Municipal Securities Trust
    Certificates RB Series 2002A-9047 DN (AMBAC
    Insurance, Bear Stearns SBPA) (A-1)
    3.82%(b)(c)                                        05/08/06                1,500             1,500,000
  Gahanna GO Series 2005 BAN (MIG-1)
    4.00%                                              10/05/06                  850               853,549
  Huber Heights GO (Brandt Oike Village Project)
    Series 2006C BAN
    4.00%                                              11/15/06                1,190             1,193,251
  Huber Heights GO Series 2006B BAN
    4.00%                                              11/15/06                1,057             1,059,887
  Jackson County RB (Hospital Facilities Project)
    Series 2005 DN (Radian Insurance, Fifth Third
    Bank N.A. LOC) (AA, F-1+)
    3.84%(b)                                           05/08/06                7,000             7,000,000
  Lucas County Economic Development RB
    (Maumee Valley Country Day School Project)
    Series 1998 AMT DN (MidAmerican National
    Bank & Trust Co. LOC)
    4.78%(b)                                           05/08/06                1,425             1,425,000
  Lucas County IDRB (Conforming Matrix Corp.
    Project) Series 1999 AMT DN (Sky Bank LOC)
    4.78%(b)                                           05/08/06                1,020             1,020,000
  Mahoning County IDRB (Serra Land Project)
    Series 1997 AMT DN (KeyBank N.A. LOC)
    3.93%(b)                                           05/08/06                1,120             1,120,000
  North Canton GO Series 2005 BAN
    4.00%                                              05/08/06                  548               549,516
  North Olmstead GO (Capital Improvement Project)
    Series 2005 MB
    3.03%                                              05/03/06                1,750             1,750,023
  North Olmsted GO (Clague Road Improvement
    Project) Series 2006 BAN
    3.80%                                              05/03/06                  500               500,014
  Ohio Higher Educational Facility Community RB
    Series 1999 DN (Fifth Third Bank N.A. LOC)
    3.87%(b)                                           05/08/06                  185               185,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
36

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Ohio Higher Educational Facility RB (Cedarville
    University Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.86%(b)                                             05/08/06              $   965            $  965,000
  Ohio Highway Capital Improvement GO Series
    2004H MB (AAA, Aa1)
    2.00%                                                05/01/06                2,150             2,150,000
  Ohio Housing Finance Agency Mortgage RB
    (Merlots Project) Series 2005A-10 AMT DN
    (Wachovia Bank SBPA)
    2.80%(b)(c)                                          05/08/06                7,530             7,530,000
  Ohio State Major New State Infrastructure RB
    Series 2004-1 MB (AA, Aaa3)
    5.00%                                                06/15/06                1,000             1,002,202
  Ohio State Solid Waste RB (Republic Services, Inc.
    Project) Series 2005 AMT DN (A-2)
    4.08%(b)                                             05/08/06                8,000             8,000,000
  Parma Heights GO (Street Improvement Project)
    Series 2005 BAN
    3.25%                                                09/22/06                1,126             1,127,075
  Pepper Pike City GO Series 2005 BAN
    3.00%                                                06/22/06                1,000             1,000,277
  Richland Correctional Facilities GO Series 2006
    BAN
    4.25%                                                02/27/07                2,500             2,515,992
  Seneca County GO Series 2005 BAN
    4.00%                                                11/30/06                  915               917,939
  Stark County IDRB (Thakar Properties LLC
    Project) Series 2002 AMT DN (National City
    Bank N.A. LOC)
    3.92%(b)                                             05/08/06                  470               470,000
  Summit County Civic Facility RB (Akron Area
    Electric Junction Project) Series 2001 DN
    (Keybank N.A. LOC)
    3.86%(b)                                             05/08/06                  210               210,000
  Summit County IDRB (J&P Capital Project) Series
    2001 AMT DN (Sky Bank LOC)
    4.23%(b)                                             05/08/06                1,600             1,600,000
  Toledo City Services Special Assesment Notes
    Series 2006 DN (State Street Bank & Trust Co.
    LOC) (MIG-1)
    3.81%(b)                                             05/08/06                1,800             1,800,000
  Toledo GO Certificates Trust Series 2004-18 MB
    (FGIC Insurance, State Aid Withholding
    Guaranty, ABN AMRO SBPA) (VMIG-1)
    3.54%(b)(c)                                          11/30/06                9,995             9,995,000
  Trumbull County IDRB (Ellwood Engineered
    Project) Series 2004 AMT DN (KeyBank LOC)
    3.93%(b)                                             05/08/06                1,800             1,800,000
  University of Cincinnati RB Series 2004B DN
    (AMBAC Insurance, Bayerische Landesbank
    Girozentrale SBPA) (A-1+, VMIG-1)
    3.80%(b)                                             05/08/06                  500               500,000
  University of Toledo RB (Societe Generale Trust
    Receipts) Series 2001 SGA-125 DN (FGIC
    Insurance, Societe Generale Liquidity Facility)
    (A-1+)
    3.82%(b)(c)                                          05/08/06                4,255             4,255,000
  Vermilion GO Series 2005-2 BAN
    3.25%                                                10/12/06                1,030             1,030,898
  Wood County Economic Development RB (Sun
    Seed Holding Co., Inc. Project) Series 2001A
    AMT DN (Sky Bank LOC)
    4.78%(b)                                             05/08/06                  480               480,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
  Wood County IDRB (Hammill Manufacturing
    Project) Series 2001 AMT DN (Sky Bank LOC)
    4.78%(b)                                             05/08/06              $   630            $  630,000
  Wood County RB (Toledo YMCA Facilities
    Improvement Project) Series 1998 DN (Sky
    Bank LOC)
    4.78%(b)                                             05/08/06                3,320             3,320,000

                                                                                                  ----------
                                                                                                  96,432,692
                                                                                                  ----------
Oklahoma - 1.4%
  Canadian County Home Financing Authority RB
    (Merrill Lynch P-Float Trust Receipts,
    Multi-Family Housing Project) Series 2003
    PT-1885 AMT DN (Merrill Lynch Captial
    Services SBPA) (F-1+, AA-)
    3.93%(b)(c)                                          05/08/06                4,630             4,630,000
  Muskogee Transport Authority IDRB (Metals USA,
    Inc. Project ) Series 1998 AMT DN (Bank One
    N.A. LOC)
    3.91%(b)                                             05/08/06                2,850             2,850,000
  Oklahoma City IDRB Series 1998 AMT DN (Bank
    One N.A. LOC)
    3.95%(b)                                             05/04/06                1,880             1,880,000
  Oklahoma County Finance Authority Multi-Family
    Housing RB (Sail Assoc. LLC Project) Series
    2004 AMT DN (Federal Home Loan Bank
    Guaranty) (A-1+)
    3.90%(b)                                             05/08/06                6,900             6,900,000
  Oklahoma Development Finance Authority RB
    (ConocoPhillips Co. Project) Series 2002B DN
    (ConocoPhillips Guaranty) (A-2, VMIG-2)
    3.98%(b)                                             05/08/06                2,500             2,500,000

                                                                                                  ----------
                                                                                                  18,760,000
                                                                                                  ----------
Oregon - 2.2%
  Oregon Housing & Community Services RB
    (Merrill Lynch P-Floats Project) Series
    2005-2879 DN (Merrill Lynch Capital Services
    SBPA)
    3.93%(b)(c)                                          05/08/06               24,495            24,495,000
  Portland Airport RB (Merrill Lynch P-Floats Trust
    Receipts) Series 2005-149 AMT DN (Merrill
    Lynch & Co. SBPA, FSA Insurance)
    3.92%(b)(c)                                          05/08/06                4,665             4,665,000

                                                                                                  ----------
                                                                                                  29,160,000
                                                                                                  ----------
Pennsylvania - 2.6%
  Badger Tobacco Asset Securtization Corp. RB
    (Merrill Lynch P-Floats Trust Receipts) Series
    2006 PA-1361 DN (Merrill Lynch Capital
    Services Liquidity Facility)
    3.90%(b)(c)                                          05/08/06                3,255             3,255,000
  Harrisburg Authority School RB (Harrisburg
    Project) Series 2003 DN (AMBAC Insurance,
    Westdeutsche Landesbank Girozentrale
    Liquidity Facility) (A-1+)
    3.80%(b)                                             05/08/06                9,260             9,260,000
  Pennsylvania Economic Development Financing
    Authority RB (Sunoco, Inc. Project) Series
    2004A AMT DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    3.92%(b)                                             05/08/06                5,800             5,800,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              37

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
  Pennsylvania Economic Development Financing
    Authority Waste Water Treatment RB (Sunoco,
    Inc. Project) Series 2004B AMT DN (Sunoco, Inc.
    Guaranty) (A-2)
    3.99%(b)                                             05/08/06              $ 8,500            $8,500,000
  Pennsylvania Higher Educational Assistance
    Agency Student Loan RB Series 1997A AMT DN
    (Dexia Credit Local SBPA) (A-1+, VMIG-1)
    3.91%(b)                                             05/08/06                  400               400,000
  Pennsylvania Higher Educational Facilities
    Authority RB (P-Float Trust Receipts) Series
    2004 MT-042 DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                          05/08/06                5,945             5,945,000
  Pennsylvania State Turnpike Commission RB
    (Munitops Trust Certificates) Series 2004-9 DN
    (AMBAC Insurance, ABN AMRO SBPA) (VMIG-1)
    3.84%(b)(c)                                          05/04/06                  650               650,000

                                                                                                  ----------
                                                                                                  33,810,000
                                                                                                  ----------
Rhode Island - 0.1%
  Rhode Island Economic Development RB
    (Corporate Airport Project) Series 2004A MB
    (FSA Insurance) (AAA, Aaa)
    2.00%                                                07/01/06                  870               867,536
                                                                                                  ----------
South Carolina - 1.6%
  Greenwood County Exempt Facility IDRB Series
    2004 AMT DN (Fuji Photo Film Co. Guaranty)
    (A-1+)
    3.92%(b)                                             05/08/06                9,700             9,700,000
  South Carolina Housing Finance & Development
    RB (Arrington Place Apartment Project) Series
    2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
    3.90%(b)                                             05/08/06                1,100             1,100,000
  South Carolina Jobs Economic Development
    Authority RB (Finn Property LLC Project) Series
    2006 AMT DN (Suntrust Bank LOC)
    (Aa2, VMIG-1)
    3.90%(b)                                             05/08/06                3,000             3,000,000
  South Carolina Jobs Economic Development
    Authority RB (Holcim U.S., Inc. Project) Series
    2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
    3.96%(b)                                             05/08/06                6,250             6,250,000
  South Carolina Jobs Economic Development
    Authority RB (Synthetics International, Inc.
    Project) Series 1995 AMT DN (Southtrust Bank
    LOC)
    3.90%(b)                                             05/04/06                  500               500,000

                                                                                                  ----------
                                                                                                  20,550,000
                                                                                                  ----------
South Dakota - 2.0%
  South Dakota Housing Development Authority RB
    (Homeownership Mortgage Project) Series
    2005I AMT MB (SP-1+)
    4.50%                                                12/15/06               25,950            26,115,509
                                                                                                  ----------
Tennessee - 1.7%
  Chattanooga IDRB (T.B. Woods, Inc. Project)
    Series 1997 AMT DN (M&T Bank LOC)
    3.93%(b)                                             05/08/06                2,290             2,290,000
  Coffee County IDRB (Comtec Polymers, Inc.
    Project) Series 1997 AMT DN (Bank of America
    LOC)
    4.00%(b)                                             05/08/06                2,180             2,180,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
  Grundy County IDRB (Toyota Seat Project) Series
    2001 AMT DN (Comerica Bank N.A. LOC)
    4.01%(b)                                             05/08/06              $ 3,325            $3,325,000
  Jackson Health Educational & Housing Facility
    Board Multi-Family RB (East Pointe LLC
    Project) Series 2006 AMT DN (A-1+)
    4.15%(b)                                             05/08/06                5,100             5,100,000
  Knox County Health Educational & Housing Board
    Multi-Family RB Series 2006 PT-3365 AMT DN
    (Merrill Lynch Guaranty)
    3.85%(b)(c)                                          05/08/06                3,400             3,400,000
  Metropolitan Government of Nashville & Davidson
    County IDRB (Family LLC Project) Series 2002
    AMT DN (SunTrust Bank LOC) (F-1+)
    3.90%(b)                                             05/08/06                3,000             3,000,000
  Morristown IDRB (Petoskey Plastic Project) Series
    1999 AMT DN (Comerica Bank N.A. LOC)
    4.01%(b)                                             05/08/06                2,540             2,540,000

                                                                                                  ----------
                                                                                                  21,835,000
                                                                                                  ----------
Texas - 17.9%
  Austin Housing Financial Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2578
    AMT DN (Merrill Lynch & Co. Guaranty
    Services)
    3.93%(b)(c)                                          05/08/06               14,715            14,715,000
  Brazos Industrial Development Corp.
    Environmental Facilities RB (ConocoPhillips Co.
    Project) Series 2003 AMT MB (A-2, VMIG-2)
    2.98%                                                08/01/06                9,800             9,800,000
  Brazos River Authority PCRB (Houston Lighting &
    Power Company Project) Series 1984F AMT DN
    (Merrill Lynch Guaranty)
    3.91%(b)                                             05/08/06                3,520             3,520,000
  Brazos River Harbor RB (Dow Chemical Project)
    Series 2005 MB (Dow Chemical Guaranty) (P-2)
    3.28%                                                05/24/06                8,500             8,500,000
    3.43%                                                06/07/06                3,500             3,500,000
  East Housing Finance Corp. Multi-Family RB
    (Merrill Lynch Trust Receipts) Series 2005-PT
    2952 AMT DN (Merrill Lynch & Co. SBPA)
    3.93%(b)(c)                                          05/08/06                4,315             4,315,000
  Gulf Coast IDRB (Cinergy Solutions Project) Series
    2004 AMT DN (Cinergy Co. Guaranty)
    (A-2, VMIG-2)
    4.05%                                                05/08/06               20,900            20,900,000
  Gulf Coast Waste Disposal Authority
    Environmental Facilities RB (Exxon Mobil
    Project) Series 2000 AMT DN (A-1+, VMIG-1)
    3.67%(b)                                             05/01/06                5,800             5,800,000
  Gulf Coast Waste Disposal Authority
    Environmental Facilities RB (Exxon Mobil
    Project) Series 2001B AMT DN (A-1+)
    3.67%(b)                                             05/01/06               16,000            16,000,000
  Harris Health Facilities Development Corp. RB
    (Herman Hospital System Project) Series 1998
    MB (FSA Insurance) (AAA, Aaa)
    5.25%                                                06/01/06                1,000             1,001,637
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2004 PT-2101
    AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06                4,985             4,985,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
38

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Houston Housing Finance Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series 2005 PT-2597
    AMT DN (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06              $10,455           $10,455,000
  Houston Utilities System RB Series 2004A MB
    (MBIA Insurance) (AAA, Aaa)
    2.50%                                                 05/15/06                3,000             2,998,812
  Lower Neches Valley Authority Industrial
    Development Corp. Exempt Facilities RB (Exxon
    Mobil Project) Series 2001B AMT DN
    (A-1+, VMIG-1)
    3.67%(b)                                              05/01/06               11,700            11,700,000
  Lower Neches Valley Authority PCRB (Chevron
    USA, Inc. Project) Series 1987 MB
    (Chevron-Texaco Guaranty) (A-1+, P-1)
    3.35%(b)                                              08/15/06                7,010             7,010,000
  Montgomery County IDRB (Sawyer Research
    Products, Inc. Project) Series 1995 AMT DN
    (KeyBank N.A. LOC)
    3.97%(b)                                              05/08/06                  751               751,000
  Northside ISD GO (School Building Project) Series
    2005 DN (Depfa Bank SBPA) (A-1+, MIG-1)
    2.85%(b)                                              06/15/06               11,200            11,200,000
  Panhandle Regional Housing Finance RB Series
    2004 PT-2086 AMT DN (Merrill Lynch & Co.
    Guaranty) (F-1+)
    3.93%(b)(c)                                           05/08/06                3,365             3,365,000
  Port Corpus Christi Nueces Solid Waste Disposal
    Authority RB (Flint Hills Resources Project)
    Series 2006 AMT DN (A-1, P-1)
    4.10%(b)                                              05/08/06                5,500             5,500,000
  San Marcos IDRB (TB Woods, Inc. Project) Series
    1999 AMT DN (M&T Bank LOC)
    3.93%(b)                                              05/08/06                3,000             3,000,000
  South Plains Housing Corp. Single Family RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-11 AMT DN (Government National
    Mortgage Association Guaranty, Wachovia Bank
    N.A. SBPA)
    3.87%(b)(c)                                           05/08/06                1,625             1,625,000
  Tarrant County Housing Finance Corp. RB (Merrill
    Lynch P-Floats Trust Reciepts) Series
    2005-3169 AMT DN (Merrill Lynch & Co. SBPA)
    3.93%(b)(c)                                           05/08/06                5,000             5,000,000
  Texas Department of Housing & Community
    Affairs Merlots RB (Single Family Housing
    Project) Series 2002A-58 DN (Wachovia Bank
    N.A. SBPA) (VMIG-1)
    3.87%(b)(c)                                           05/08/06                2,675             2,675,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1278 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.93%(b)(c)                                           05/08/06                9,065             9,065,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2001 PT-1347 AMT DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.93%(b)(c)                                           05/08/06               10,575            10,575,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2003 PT-1868 AMT DN
    (Merrill Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                           05/08/06                3,835             3,835,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2576 AMT DN
    (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06              $13,575           $13,575,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2598 AMT DN
    (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06               13,760            13,760,000
  Texas Department of Housing & Community
    Affairs Multi-Family RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PT-2968 AMT DN
    (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06                7,495             7,495,000
  Travis County Housing Financial Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005-2577
    DN (Merrill Lynch & Co. Guaranty)
    3.93%(b)(c)                                           05/08/06               13,130            13,130,000
  Victory Street Public Facilities Corp. Multi-Family
    RB Series 2003-2059 AMT DN (Merrill Lynch &
    Co. Guaranty) (F-1+)
    3.93%(b)(c)                                           05/04/06                7,300             7,300,000

                                                                                                  -----------
                                                                                                  237,051,449
                                                                                                  -----------
Vermont - 0.9%
  Vermont Educational & Health Buildings
    Financing Agency RB (Gifford Medical Center
    Project) Series 2003A DN (VMIG-1)
    3.83%(b)                                              05/08/06                1,500             1,500,000
  Vermont Educational & Health Buildings
    Financing Agency RB (Springfield Hospital
    Project) Series 2002A DN (VMIG-1)
    3.83%(b)                                              05/08/06                  930               930,000
  Vermont Educational and Health Buildings
    Finance Agency RB (Brattleboro Memorial
    Project) Series 2004A DN (VMIG-1)
    3.81%(b)                                              05/01/06                3,450             3,450,000
  Vermont Educational and Health Buildings
    Finance Agency RB (North Country Project)
    Series 2004A DN (VMIG-1)
    3.81%(b)                                              05/01/06                4,035             4,035,000
  Vermont GO Series 1990A MB (AA+, Aa1)
    5.75%                                                 08/01/06                  250               251,565
  Vermont IDRB (Alpine Pipeline Co. Project) Series
    1999 AMT DN (KeyBank N.A. LOC)
    3.93%(b)                                              05/08/06                1,185             1,185,000
  Vermont State Colleges RB Series 2003 MB (FGIC
    Insurance) (AAA, Aaa)
    2.25%                                                 07/01/06                  500               499,130

                                                                                                  -----------
                                                                                                   11,850,695
                                                                                                  -----------
Virginia - 1.2%
  Botetourt County IDRB (Altec Industries Project)
    Series 2001 AMT DN (AmSouth Bank of
    Alabama LOC) (A-1)
    3.95%(b)                                              05/08/06                2,600             2,600,000
  Cabell Lifecare Facilities RB (Foster Foundation
    Project) Series 2003 DN (Huntington National
    Bank LOC)
    4.00%(b)                                              05/08/06                4,350             4,350,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              39

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              MUNICASH (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
  Norfolk Redevelopment & Housing Authority
    Multi-Family Housing RB (Residential Rental
    Project) Series 2003 AMT DN (SunTrust Bank
    LOC)
    3.95%(b)                                             05/08/06              $ 1,983        $    1,983,000
  Richmond IDRB (PM Beef Co. Project) Series 1997
    AMT DN (Bank of America N.A. LOC)
    3.95%(b)                                             05/08/06                1,400             1,400,000
  Virginia Beach Development Authority
    Multi-Family Housing RB (Residential Rental
    Housing Project) Series 2002 AMT DN (Branch
    Banking & Trust Co. LOC)
    3.95%(b)                                             05/08/06                1,720             1,720,000
  Virginia Beach RB (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2505 AMT DN (Merrill
    Lynch & Co. Guaranty) (F-1+)
    3.93%(b)(c)                                          05/08/06                3,745             3,745,000
  Virginia Small Business Financing Authority RB
    (Coastal Development Group Project) Series
    1989 AMT DN (Branch Banking & Trust Co.
    LOC)
    4.05%(b)                                             05/08/06                   84                84,000

                                                                                              --------------
                                                                                                  15,882,000
                                                                                              --------------
Washington - 2.2%
  Pilchuck Public Development Corp. RB (Holden-
    McDaniels Partners Project) Series 1996 AMT
    DN (KeyBank N.A. LOC)
    3.94%(b)                                             05/08/06                1,550             1,550,000
  Port of Seattle RB Series 2003-720 AMT DN (FGIC
    Insurance, Banque Nationale de Paribas SBPA)
    (A-1+)
    3.89%(b)(c)                                          05/08/06                2,500             2,500,000
  Seattle Housing Authority RB (Rainier Vista
    Project Phase I) Series 2003 AMT DN (KeyBank
    N.A. LOC) (A-1)
    3.85%(b)                                             05/08/06               10,850            10,850,000
  Thurston County School District GO (North
    Thurston School District No. 003 Project) Series
    2003 MB (Aaa, AAA)
    2.00%                                                06/01/06                  465               464,548
  Washington Housing Finance Community
    Multi-Family Housing RB (Merrill Lynch
    P-Floats Trust Receipts) Series 2005-3054 AMT
    DN (Merrill Lynch Guaranty)
    3.93%(b)(c)                                          05/08/06                8,385             8,385,000
  Yakima County Public Corp. RB (Michelsen
    Packaging Co. Project) Series 2000 AMT DN
    (Bank of America N.A. LOC) (A-1+)
    3.90%(b)                                             05/08/06                  595               595,000
  Yakima County RB (Oord Dairy Project) Series
    2004 AMT DN (Key Bank N.A. LOC)
    3.93%(b)                                             05/04/06                4,415             4,415,000

                                                                                              --------------
                                                                                                  28,759,548
                                                                                              --------------
West Virginia - 0.6%
  West Virginia Housing Development Fund RB
    Series 2006B AMT DN (A-1+, VMIG-1)
    3.67%(b)                                             05/08/06                6,000             6,000,000
  West Virginia State Hospital RB (West Virginia
    Hospital Pooled Financing Program) Series
    2001B-2 DN (Branch Banking & Trust Co. LOC)
    (VMIG-1)
    4.00%(b)                                             05/08/06                1,320             1,320,000

                                                                                              --------------
                                                                                                   7,320,000
                                                                                              --------------

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Wisconsin - 1.1%
  Germantown IDRB (Cambridge Major Labs
    Project) Series 2003 AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/08/06              $ 5,300        $    5,300,000
  Kohler Village Solid Waste Disposal RB (Kohler
    Project) Series 1997 AMT DN (Wachovia Bank
    N.A. LOC)
    3.90%(b)                                             05/08/06                4,000             4,000,000
  Mequon IDRB (Johnson Level GRW Investment
    Project) Series 1995 AMT DN (Bank One N.A.
    LOC)
    3.95%(b)                                             05/01/06                  665               665,000
  Oshkosh IDRB (Oshkosh Coil Spring Project)
    Series 2000A AMT DN (Bank One Wisconsin
    LOC)
    3.95%(b)                                             05/08/06                2,100             2,100,000
  Wisconsin Clean Water RB Series 2002-2 MB
    (MBIA Insurance)
    5.00%                                                06/01/06                  550               550,858
  Wisconsin Health & Educational Facilities RB
    (Pooled Loan Financing Program) Series 2002E
    DN (Associated Bank N.A. LOC) (VMIG-1)
    4.00%(b)                                             05/08/06                1,995             1,995,000

                                                                                              --------------
                                                                                                  14,610,858
                                                                                              --------------
Wyoming - 1.0%
  Cheyenne IDRB (Grobet File Co., Inc. Project)
    Series 2001 AMT DN (National City Bank N.A.
    LOC)
    3.92%(b)                                             05/08/06                2,300             2,300,000
  Green River RB (Rhone-Poulenc LP Project)
    Series 1994 AMT DN (Fleet National Bank LOC)
    (VMIG-1)
    4.06%(b)                                             05/08/06               11,400            11,400,000

                                                                                              --------------
                                                                                                  13,700,000
                                                                                              --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,317,300,673)
                                                                                               1,317,300,673
                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES -  99.6%
  (Cost $1,317,300,673(a))
                                                                                               1,317,300,673
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                                                                               5,567,983
                                                                                              --------------
NET ASSETS -  100.0%
                                                                                              $1,322,868,656
                                                                                              ==============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2006, the Fund held 34.3% of its net assets, with a current market value of $454,101,000, in securities restricted as to resale.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
40

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                             CALIFORNIA MONEY FUND

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.4%
California - 97.6%
  ABN AMRO Munitops Certificates Trust GO Series
    2005-26 MB (CIFG-TCRS Credit Support, ABN
    AMRO Bank N.V. SBPA) (F-1+)
    3.54%(b)(c)                                           05/01/06              $24,995           $24,995,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 1997F DN (Kredietbank N.V.
    LOC) (A-1+)
    3.90%(c)                                              05/08/06                  500               500,000
  Alameda-Contra Costa Schools Financing
    Authority COP (Capital Improvement Financing
    Projects) Series 2005M DN (Bank of Nova Scotia
    LOC) (A-1+)
    3.84%(c)                                              05/08/06                1,800             1,800,000
  Bay Area Toll Authority Toll Bridge RB Series
    2006MT-238 DN (Liquidity Facility, Depfa Bank
    PLC) (F-1+)
    3.93%(b)(c)                                           05/01/06               15,000            15,000,000
  Bear Stearns Municipal Securities Trust
    Certificates RB (228 Trust Certificates) Series
    2005A DN (FSA Insurance, Bear Stearns Capital
    Markets Liquidity Facility) (VMIG-1)
    3.92%(b)(c)                                           05/08/06                9,895             9,895,000
  California COP Series 2006 MB (Multiple Bank
    LOC) (A-1, P-1)
    3.32%                                                 05/11/06               18,000            18,000,000
    3.25%                                                 05/23/06               10,000            10,000,000
    3.45%                                                 06/07/06                9,500             9,500,000
    3.44%                                                 06/14/06               10,000            10,000,000
  California Department of Water Power Supply RB
    Series 2002C-13 DN (FSA Insurance, Morgan
    Stanley Bank SBPA) (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06                5,000             5,000,000
  California Department of Water Resource Power
    Supply RB Series 2002 DN (Credit Locale de
    France LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06               14,170            14,170,000
  California Department of Water Resource Power
    Supply RB Series 2002C-12 DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/08/06                7,800             7,800,000
  California Department of Water Resource Power
    Supply RB Series 2002C-4 DN (Morgan
    Guaranty Trust LOC) (A-1+, VMIG-1)
    3.84%(c)                                              05/08/06                5,700             5,700,000
  California Department of Water Resource Power
    Supply RB Series 2002C-7 DN (FSA Insurance,
    Dexia Credit SBPA) (A-1+, VMIG-1)
    3.80%(c)                                              05/08/06                4,850             4,850,000
  California Department of Water Resource Power
    Supply RB Series 2003 PT-759 DN (MBIA
    Insurance, Landesbank-Hessen SBPA)
    (A-1+, VMIG-1)
    3.83%(b)(c)                                           05/08/06                9,700             9,700,000
  California Economic Recovery RB Series 2004C
    DN (J.P. Morgan Chase Bank SBPA)
    (A-1+, VMIG-1)
    3.78%(c)                                              05/01/06                6,400             6,400,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Economic Recovery RB Series 2004C-1
    DN (Landesbank Hessen-Thuringen
    Girozentrale LOC) (A-1+, VMIG-1)
    3.78%(c)                                              05/01/06              $ 2,500           $ 2,500,000
  California Economic Recovery RB Series 2004C-14
    DN (XLCA Insurance, Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/03/06                6,000             6,000,000
  California Economic Recovery RB Series 2004C-21
    DN (XLCA Insurance, Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    3.79%(c)                                              05/08/06                3,400             3,400,000
  California Economic Recovery RB Series 2004C-3
    DN (Landesbank Hessen Thuringen
    Girozentrale LOC) (A-1+, VMIG-1)
    3.69%(c)                                              05/01/06                1,800             1,800,000
  California Economic Recovery RB Series 2004C-5
    DN (Bank of America SBPA) (A-1+, VMIG-1)
    3.76%(c)                                              05/01/06                1,900             1,900,000
  California Economic Recovery RB Series 2004C-6
    DN (Citibank N.A. LOC) (A-1+, VMIG-1)
    3.70%(c)                                              05/01/06                1,600             1,600,000
  California Economic Recovery RB Series 2004C-7
    DN (BNP Paribas LOC) (A-1+, VMIG-1)
    3.70%(c)                                              05/01/06               19,295            19,295,000
  California Educational Facilities Authority RB (Art
    Center Design College Project) Series 2002A
    DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
    3.85%(c)                                              05/08/06                3,545             3,545,000
  California Educational Facilities Authority RB
    (Carnegie Institution Washington) Series 2006A
    DN (SunTrust Bank SBPA) (A-1+, VMIG-1)
    3.84%(c)                                              05/08/06                6,000             6,000,000
  California Educational Facilities Authority RB
    (Pomona College Project) Series 2005B DN
    (A-1+, VMIG-1)
    3.76%(c)                                              05/08/06                2,000             2,000,000
  California GO (ABN-AMRO Munitops Trust
    Certificates) Series 2003 DN (AMBAC
    Insurance, ABN-AMRO Bank N.V. SBPA )
    (VMIG-1, F-1+)
    3.82%(b)(c)                                           05/08/06                7,500             7,500,000
  California GO (Kindergarten-University Public
    Project) Series 2002B-5 DN (State Street Bank
    & Trust Co. LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06                3,200             3,200,000
  California GO Series 2003 DN (Landesbank
    Hessen Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/08/06               12,100            12,100,000
  California GO Series 2005B-1 DN (Bank of
    America LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06               17,000            17,000,000
  California Health Facilities Finance Authority RB
    (Sutter Health System Project) Series 1996B DN
    (AMBAC Insurance, KBC Bank SBPA)
    (A-1+, VMIG-1)
    3.70%(c)                                              05/01/06                  475               475,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              41

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   --------------------
MUNICIPAL BONDS (Continued)
California (continued)
  California Health Facilities Financing Authority RB
    Series 2002-591 DN (Morgan Stanley Liquidity
    Facility) (A-1+)
    3.84%(b)(c)                                           05/08/06              $ 7,900             $7,900,000
  California Infrastructure & Economic
    Development Bank RB (Academy of Motion
    Pictures Arts & Science Project) Series 2002 DN
    (AMBAC Insurance, J.P. Morgan Chase LOC)
    (A-1+, VMIG-1)
    3.80%(c)                                              05/08/06                2,500              2,500,000
  California Infrastructure & Economic
    Development Bank RB (Goodwill Industries For
    Orange County) Series 2006 DN (Wells Fargo
    Bank LOC) (F-1+)
    3.70%(c)                                              05/08/06                2,000              2,000,000
  California RB Series 2005 RAN (SP-1+, MIG-1)
    4.50%                                                 06/30/06               14,000             14,033,854
  California School Cash Reserve Program
    Authority RB Series 2005A TRAN (10% AMBAC
    Insurance Guaranty) (SP-1+, MIG-1)
    4.00%                                                 07/06/06                3,250              3,258,016
  California State Department of Water Resources
    & Power Supply RB Series 2005G-1 DN (Bank of
    Nova Scotia LOC) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06                1,200              1,200,000
  California State Department of Water Resources
    & Power Supply RB Series 2005G-4 DN (FSA
    Insurance, Morgan Stanley Bank SBPA)
    (A-1, VMIG-1)
    3.81%(c)                                              05/08/06                5,000              5,000,000
  California State Department of Water Resources
    Power Supply RB Series 2005G-11 DN (FSA
    Insurance, KBC Bank & Morgan Stanley Bank
    Liquidity Facility) (A-1, VMIG-1)
    3.75%(c)                                              05/08/06               14,100             14,100,000
  California State Department of Water Resources
    Power Supply RB Series 2005G-6 DN (FSA
    Insurance, Calyon & Societe General Liquidity
    Facility) (A-1+, VMIG-1)
    3.74%(c)                                              05/08/06               21,000             21,000,000
  California State Economic Recovery GO Series
    2004-933 DN (Morgan Stanley Liquidity Facility)
    (A-1, AA-)
    3.81%(b)(c)                                           05/08/06               14,350             14,350,000
  California Statewide Communities Development
    Authority Multi-Family RB (Merrill Lynch
    P-Float Trust Receipts) Series 2000 PT-1268 DN
    (Merrill Lynch & Co. Guaranty) (A-1+)
    3.86%(b)(c)                                           05/08/06               20,420             20,420,000
  California Statewide Communities Development
    Authority RB (Archer School for Girls, Inc.
    Project) Series 2005 DN (Allied Irish Bank PLC
    LOC) (VMIG-1)
    3.77%(c)                                              05/04/06                6,035              6,035,000
  California Statewide Financing Authority for
    Tobacco Settlement RB (Merrill Lynch P-Float
    Trust Receipts) Series 2005 PA-1287 DN
    (Merrill Lynch & Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    3.86%(b)(c)                                           05/08/06                3,150              3,150,000
  Clovis County Unified School District GO (Merrill
    Lynch P-Float Trust Receipts) Series
    2005-PZ-42 DN (FGIC Insurance, Merrill Lynch
    Capital Services SBPA) (AAA, F-1+)
    3.88%(b)(c)                                           05/08/06                1,330              1,330,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   --------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Contra Costa County GO Series 2005 TRAN
    (SP-1+, MIG-1)
    4.50%                                                 12/07/06              $ 7,000             $7,049,839
  Coronado Community Development Agency TAN
    Series 2005 ROC-RR-II-451 DN (Citibank LOC)
    (A-1+)
    3.83%(b)(c)                                           05/08/06                6,900              6,900,000
  East Bay Utilities District Wastewater Systems RB
    Series 2003B DN (Credit Locale de France LOC)
    (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06                9,215              9,215,000
  Eclipse Funding Trust GO (Solar Eclipse-
    California State Project) Series 2005-0004 DN
    (MBIA Insurance, U.S. Bank N.A. Liquid Facility)
    (F-1+)
    3.81%(b)(c)                                           05/08/06                9,070              9,070,000
  Eclipse Funding Trust GO (Solar Eclipse-
    California State Project) Series 2006-0011 DN
    (Kredietbank LOC) (VMIG-1)
    3.80%(b)(c)                                           05/08/06               23,125             23,125,000
  Eclipse Funding Trust GO (Solar Eclipse-Los
    Angeles Unified School District Project) Series
    2006-0018 DN (FGIC Insurance, U.S. Bank N.A.
    Liquidity Facility) (VMIG-1)
    3.82%(c)                                              05/08/06                5,270              5,270,000
  Eclipse Funding Trust GO (Sonoma County Junior
    College District Project) Series 2006-0014 DN
    (FSA Insurance, U.S. Bank N.A. Liquidity
    Facility) (VMIG-1)
    3.81%(b)(c)                                           05/08/06               10,000             10,000,000
  Fontana Public Financing Authority for Tax
    Allocation RB (Putters Project) Series 2005-707
    DN (AMBAC Insurance, J.P. Morgan Chase Bank
    Liquidity Facility) (A-1+)
    3.83%(b)(c)                                           05/08/06                1,990              1,990,000
  Foothill-De Anza Community College GO Series
    2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                2,775              2,775,000
  Glendale Hospital RB Series 2002-590 DN
    (Morgan Stanley Group LOC) (A-1+)
    3.84%(c)                                              05/08/06                6,690              6,690,000
  Golden State Tobacco Securitization Corp. RB
    (California Tobacco Settlement Project) Series
    2006E DN (FGIC Insurance, Goldman Sachs SPL
    Liquidity Facility) (VMIG-1, F-1+)
    3.83%(b)(c)                                           05/08/06               13,750             13,750,000
  Golden State Tobacco Securitization Corp. RB
    (California Tobacco Settlement-Spears Project)
    Series 2006D-195 DN (FGIC Insurance,
    Deutsche Bank A.G. Liquidity Facility)
    (A-1+, AAA)
    3.86%(b)(c)                                           05/08/06                2,080              2,080,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1236 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.86%(b)(c)                                           05/08/06                2,200              2,200,000
  Golden State Tobacco Securitization Corp. RB
    (Merrill Lynch P-Float Trust Receipts) Series
    2004 PA-1237 DN (Merrill Lynch & Co.
    Guaranty, Merrill Lynch Capital Services SBPA)
    (F-1+)
    3.86%(b)(c)                                           05/08/06                2,740              2,740,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   --------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Golden State Tobacco Securitization Corp. RB
    (Tobacco Settlement Project) Series 2006I DN
    (FGIC Insurance, Goldman Sachs Special
    Services Liquidity Facility) (F-1+)
    3.83%(b)(c)                                           05/08/06              $ 3,980             $3,980,000
  Golden State Tobacco Settlement Securitization
    Corp. RB (Merrill Lynch P-Float Trust Receipts)
    Series 2004 PT-2338 DN (Merrill Lynch Capital
    Services SBPA) (F1+)
    3.86%(c)                                              05/08/06                2,905              2,905,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-285X DN
    (Citibank Liquidity Facility, XLCA Insurance)
    (AAA)
    3.85%(b)(c)                                           05/04/06                4,995              4,995,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2004 ROC-RR-II-287X DN
    (Citibank Liquidity Facility) (A-1+)
    3.85%(b)(c)                                           05/04/06                3,540              3,540,000
  Golden State Tobacco Settlement Securitization
    Corp. RB Series 2005 ROC-II-411 DN (Citibank
    LOC) (VMIG-1)
    3.85%(b)(c)                                           05/08/06               13,140             13,140,000
  Grossmont-Cuyamaca Community College
    District GO Series 2005-1130 MB (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (VMIG-1)
    3.40%(b)(c)                                           06/01/06               13,640             13,640,000
  Grossmont-Cuyamaca Community College
    District GO Series 2005-949 MB (FGIC
    Insurance, J.P. Morgan Chase Bank Liquidity
    Facility) (A-1+, AAA)
    3.46%(b)(c)                                           06/15/06                6,170              6,170,000
  Huntington Park Public Financing Authority RB
    Series 2005 PT-2719 DN (FSA Insurance,
    Merrill Lynch Capital Services SBPA)
    (AAA, F-1+)
    3.84%(b)(c)                                           05/08/06                  685                685,000
  Irvine Public Facilities & Infrastructure Authority
    Lease RB (Capital Improvement Project) Series
    1985 DN (State Street Bank & Trust Co. LOC)
    (VMIG-1)
    3.77%(c)                                              05/08/06                1,780              1,780,000
  Los Angeles Department of Airports RB (Los
    Angeles International Airport Project) Series
    2002C-1 DN (Banque Nationale de Paribas LOC)
    (A-1+, VMIG-1)
    3.75%(c)                                              05/08/06                3,300              3,300,000
  Los Angeles Department of Water & Power RB
    (Eagle Tax Exempt Trust Receipts) Series 2006A
    DN (AMBAC Insurance, Citibank N.A. Liquidity
    Facility) (A-1+)
    3.83%(b)(c)                                           05/08/06                4,355              4,355,000
  Los Angeles TRAN Series 2005 MB (SP-1+, MIG-1)
    4.00%                                                 06/30/06               11,000             11,023,222
  Los Angeles Unified School District GO (ABN
    AMRO Munitops Trust Receipts) Series 2005-36
    DN (Kredietbank LOC) (F-1+, AAA)
    3.54%(b)(c)                                           10/02/06               10,000             10,000,000
  Los Angeles Unified School District GO
    (ABN-AMRO Munitops Trust Certificates) Series
    1999C DN (MBIA Insurance, ABN-AMRO Bank
    N.V. SBPA) (VMIG-1)
    3.80%(b)(c)                                           05/08/06                1,500              1,500,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   --------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Los Angeles Unified School District GO Series
    2005 ROC-RR-II-R-390 DN (MBIA Insurance,
    Citibank N.A. LOC) (VMIG-1)
    3.83%(b)(c)                                           05/08/06              $ 2,890             $2,890,000
  Los Angeles Wastewater Systems RB Series
    2002A DN (FGIC Insurance, Bank of America
    N.A. Liquidity Facility) (A-1+)
    3.83%(c)                                              05/08/06                5,000              5,000,000
  Los Angeles Water & Power Systems RB Series
    2002A-1 DN (National Australia LOC)
    (A-1+, VMIG-1)
    3.73%(c)                                              05/04/06                3,400              3,400,000
  Madera Financing Authority RB Series 2005A DN
    (Credit Locale de France LOC) (A-1+)
    3.78%(c)                                              05/01/06                2,000              2,000,000
  Manteca Redevelopment Agency TAN Insured RB
    Series 2005 DN (XLCA Insurance, State Street,
    B&T Co. SBPA) (A-1+)
    3.78%(c)                                              05/01/06                5,000              5,000,000
  Metropolitan Water Distribution Southern
    California Waterworks RB Series 1996A DN
    (AMBAC Insurance, Lloyds Bank SBPA)
    (A-1+, VMIG-1)
    3.72%(c)                                              05/08/06                3,700              3,700,000
  Metropolitan Water District for Southern
    California Waterworks RB Series 2003C DN
    (Credit Locale de France LOC) (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06               14,560             14,560,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2001C-2 DN
    (Westdeutsche Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    3.65%(c)                                              05/01/06               10,000             10,000,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2004A-1 DN (J.P.
    Morgan Chase Bank Liquidity Facility)
    (A-1+, VMIG-1)
    3.73%(c)                                              05/08/06                8,710              8,710,000
  Metropolitan Water District of Southern California
    Waterworks RB Series 2005B-2 DN (Citibank
    LOC) (A-1+, VMIG-1)
    3.81%(c)                                              05/08/06                5,620              5,620,000
  Orange County Sanitation District COP Series
    2006 DN (Depfa Bank PLC LOC) (A-1+, VMIG-1)
    3.75%(c)                                              05/01/06               34,100             34,100,000
  Pleasant Valley School District of Ventura County
    GO (Merrill Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN (MBIA Insurance,
    Dexia Credit Local SBPA) (A-1+, AAA)
    3.83%(b)(c)                                           05/08/06                5,865              5,865,000
  Pleasanton COP (Assisted Living Facilities
    Financing Project) Series 2005 DN (Citibank
    LOC) (A-1+)
    3.81%(c)                                              05/08/06                2,500              2,500,000
  Puttable Floating Option Tax Exempt Receipts RB
    Series 2005 PZP-006-Mode A DN (FGIC, MBIA,
    FSA Insurance, Merrill Lynch SBPA) (F-1+)
    3.93%(b)(c)                                           05/08/06                6,500              6,500,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-005 DN (Multiple LOCs,
    Merrill Lynch & Co. Inc. SBPA) (AAA, F-1+)
    3.90%(b)(c)                                           05/08/06                6,470              6,470,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                       CALIFORNIA MONEY FUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (continued)
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-006 DN (FGIC Insurance)
    (F-1+)
    3.90%(b)(c)                                           05/08/06               $9,000          $  9,000,000
  Puttable Floating Option Tax-Exempt Receipts RB
    Series 2005A PZP-03 DN (Multiple Insurers,
    Merrill Lynch & Co. SBPA) (AAA, F-1+)
    3.90%(b)(c)                                           05/08/06                3,455             3,455,000
  Sacramento City Financing Authority RB Series
    2006Z-3 DN (FGIC Insurance, Goldman Sachs
    Special Services Liquidity Facility) (AAA, F-1+)
    3.86%(b)(c)                                           05/08/06                5,100             5,100,000
  Sacramento Municipal Utility District RB (Macon
    Trust Certificates) Series 2002M DN (AMBAC
    Insurance, Kredietbank N.V. LOC) (A-1+)
    3.83%(c)                                              05/08/06                3,975             3,975,000
  Sacramento Municipal Utility District RB Series
    2000A DN (AMBAC Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    3.81%(b)(c)                                           05/01/06                1,100             1,100,000
  San Diego County & School District GO
    (Partnership Notes) Series 2005A TRAN
    (SP-1+, MIG-1)
    4.00%                                                 07/14/06                6,000             6,016,820
  San Diego Public Facilities Financing Authority
    Lease RB (Merrill Lynch P-Float Trust Receipts)
    Series 2002 PPT-1002C DN (Kredietbank LOC)
    (A-1)
    3.85%(b)(c)                                           05/08/06                9,875             9,875,000
  San Francisco City & County Unified School
    District GO Series 2005 RR-II-R-6060 DN (FSA
    Insurance, Citibank N.A. Liquidity Facility)
    (VMIG-1)
    3.83%(b)(c)                                           05/08/06                1,815             1,815,000
  San Francisco County Transportation GO Series
    2006 TECP (Landesbank Baden-Wuttemberg
    Ginozentiale SBPA) (A-1+, P-1)
    3.30%                                                 05/18/06                6,250             6,250,000
  Santa Barbara County GO Series 2005A TRAN
    (SP-1+)
    4.00%                                                 07/25/06                5,000             5,015,525
  Tahoe Forest Hospital District RB (Health Facility
    Project) Series 2002 DN (U.S. Bank N.A. LOC)
    (VMIG-1)
    3.78%(c)                                              05/01/06                5,700             5,700,000
  Tobacco Settlement Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts) Series 2005
    PA-1288 DN (Merrill Lynch Capital Services
    SBPA) (F-1+)
    3.87%(b)(c)                                           05/08/06                2,000             2,000,000
  West Covina Unified School District GO Series
    2003-03-23 DN (MBIA Insurance, Banque
    Nationale de Paribas Liquidity Facility) (VMIG-1)
    3.83%(b)(c)                                           05/08/06                6,840             6,840,000
  Westminster School District COP Series 2004A DN
    (Union Bank of California LOC) (A-1)
    3.77%(c)                                              05/08/06                2,500             2,500,000
  Yosemite Community College District GO (Eagle
    Tax Exempt Trust Receipts) Series 2005 A DN
    (FGIC Insurance, Citibank Liquidity Facililty)
    (A-1+, AAA)
    3.83%(b)(c)                                           05/08/06                5,840             5,840,000

                                                                                                 ------------
                                                                                                  732,567,276
                                                                                                 ------------

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Puerto Rico - 1.8%
  Commonwealth of Puerto Rico Electric Power
    Authority RB (Goldman Sachs Trust Receipts)
    Series 2002-1 DN (MBIA Insurance, Bank of
    New York SBPA) (A-1+)
    3.81%(b)(c)                                           05/08/06               $2,195          $  2,195,000
  Commonwealth of Puerto Rico Electric Power
    Authority RB Series 1997 DN (Societe Generale
    LOC) (A-1+)
    3.77%(b)(c)                                           05/08/06                1,300             1,300,000
  Commonwealth of Puerto Rico GO Series 2005
    TRAN (Multiple LOCs) (SP-1+, MIG-1)
    4.50%                                                 07/28/06                4,000             4,012,061
  Commonwealth of Puerto Rico Intrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                           11/15/06                3,000             3,000,000
  Commonweatlh of Puerto Rico Power Authority
    RB Series 1997 SGA-44 DN (Societe Generale
    LOC) (A-1+)
    3.77%(c)                                              05/08/06                3,035             3,035,000

                                                                                                 ------------
                                                                                                   13,542,061
                                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES -  99.4%
  (Cost $746,109,337(a))
                                                                                                  746,109,337
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.6%                                                                                4,351,667
                                                                                                 ------------
NET ASSETS -  100.0%
                                                                                                 $750,461,004
                                                                                                 ============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2006, the Fund held 43.2% of its net assets, with a current market value of $324,120,000, in securities restricted as to resale.
(c)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              NEW YORK MONEY FUND

APRIL 30, 2006 (UNAUDITED)

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 97.1%
New York - 96.3%
  Allegany County GO Series 2005 BAN (J.P. Morgan
    Chase LOC) (VMIG-1)
    4.25%                                                 09/27/06              $ 2,500            $2,509,942
  Cayuga County Hospital Improvement Corp.
    Lehman COP Series 200D-L1 DN (Lehman
    SBPA) (A-1+)
    3.90%(b)(c)                                           05/08/06                3,810             3,810,000
  City of New York GO (Merrill Lynch P-Float Trust
    Receipts) Series 1997 DN (AMBAC Insurance,
    Societe Generale Liquidity Facility) (A-1+)
    3.82%(b)(c)                                           05/08/06                9,860             9,860,000
  City of New York GO (Morgan Stanley Trust
    Receipts) Series 2002-725X DN (FSA Insurance,
    Morgan Stanley Group Liquidity Facility)
    (VMIG-1)
    3.82%(b)(c)                                           05/08/06                9,644             9,643,750
  City of New York IDA Civic Facilities RB (Abraham
    Joshua Heschel Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.84%(c)                                              05/08/06                2,000             2,000,000
  City of New York IDA Civic Facilities RB (French
    Institute Alliance Project) Series 2005 DN (M&T
    Bank LOC) (VMIG-1)
    3.85%(c)                                              05/08/06                2,440             2,440,000
  City of New York IDA Civic Facilities RB (Hewitt
    School Project) Series 2002 DN (Allied Irish
    Bank LOC) (VMIG-1)
    3.80%(c)                                              05/08/06                1,600             1,600,000
  City of New York IDA Civic Facilities RB (The Birch
    Wathen Lenox School Project) Series 2004 DN
    (Allied Irish Bank LOC) (VMIG-1)
    3.80%(c)                                              05/08/06                2,625             2,625,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2000 DN (Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                           05/08/06                9,900             9,900,000
  City of New York Transitional Finance Authority
    Financing RB (Citibank Eagle Trust Receipts)
    Series 2001 DN (Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                           05/08/06                3,300             3,300,000
  Clifton Park IDRB (Coburg Village Housing
    Project) Series 2006 DN (Federal National
    Mortgage Association Guaranty, Federal
    National Mortgage Association SBPA) (VMIG-1)
    3.80%(c)                                              05/08/06                2,000             2,000,000
  Dormitory Authority RB (Park Ridge Hospital
    Project) Series 2005 DN (J.P. Morgan Chase
    LOC) (A-1+)
    3.80%(c)                                              05/08/06                4,835             4,835,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Receipts) Series 2001A-30 DN (AMBAC
    Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                2,975             2,975,000
  Dormitory Authority RB (Wachovia Merlots Trust
    Reciepts) Series 2003 DN (FGIC Insurance,
    Wachovia Bank N.A. SBPA) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                7,165             7,165,000
  Dormitory Authority RB Series 2001D DN (MBIA
    Insurance, Bank of America SBPA) (A-1+)
    3.83%(b)(c)                                           05/08/06                1,900             1,900,000
  Dutchess County IDA Civic Facility RB (Lutheran
    Center Project) Series 2005 DN (Key Bank N.A.
    LOC) (VMIG-1)
    3.84%(c)                                              05/08/06                3,920             3,920,000

                                                                             PAR
                                                         MATURITY           (000)                VALUE
                                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Eclipse Funding Trust RB (Port Authority of New
    York & New Jersey Project) Eclipse Series
    2006-0016 DN (XLCA Insurance, U.S. Bank
    SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06              $ 7,455            $7,455,000
  Erie County Civic Facilities IDRB (Hauptman-
    Woodward Project) Series 2004 DN (KeyBank
    N.A. LOC)
    3.86%(c)                                              05/08/06                2,300             2,300,000
  Erie County IDRB (Orchard Park CCRC, Inc.
    Project) Series 2006B DN (Soveriegn Bank LOC,
    Citizens Bank of Rhode Island LOC) (A-1+)
    3.82%(c)                                              05/08/06                8,600             8,600,000
  Erie County Tobacco Asset Securitization Corp. RB
    Series 2005 DN (Merrill Lynch Guaranty
    Agreement, Merrill Lynch SBPA) (F1+)
    3.86%(b)(c)                                           05/08/06               14,910            14,910,000
  Franklin County IDA Civic Facility RB (Paul
    Smith's College Project) Series 1998 DN
    (KeyBank N.A. LOC)
    3.86%(c)                                              05/08/06                2,845             2,845,000
  Half Hollow Hills Central School District of
    Huntington & Babylon GO Series 2005 TAN
    4.00%                                                 06/30/06                2,000             2,003,884
  Liberty Development Corp. RB Series 2006-1251
    DN (Morgan Stanley SBPA) (VMIG-1)
    3.82%(b)(c)                                           05/08/06               13,700            13,700,000
  Metropolitan Transportation Authority RB (Piper
    Jaffray Trust Certificates) Series 2002F DN
    (Bank of New York LOC) (VMIG-1)
    3.83%(b)(c)                                           05/08/06                5,670             5,669,500
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2002A-43 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                2,420             2,420,000
  Metropolitan Transportation Authority RB
    (Wachovia Merlots Trust Receipts) Series
    2003B-25 DN (FGIC Insurance, Wachovia Bank
    N.A. Liquidity Facility) (VMIG-1)
    3.81%(b)(c)                                           05/08/06                4,965             4,965,000
  Metropolitan Transportation Authority RB Series
    2006 DN (ABN-AMRO Bank N.V. LOC)
    (A-1+, P-1)
    3.50%                                                 07/11/06               10,000            10,000,000
  Monroe County IDA Civic Facility RB (Sigal Center
    Project) Series 2004 DN (M&T Bank Corp. LOC)
    (VMIG-1)
    3.85%(c)                                              05/08/06                1,700             1,700,000
  Monroe County IDA Civic Facility RB (YMCA of
    Greater Rochester Project) Series 2004 DN
    (M&T Bank Corp. LOC) (A-1)
    3.90%(c)                                              05/08/06                2,665             2,665,000
  Monroe County IDRB Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.79%(c)                                              05/08/06               12,410            12,410,000
  Nassau County IDA Civic Facility RB (North Shore
    Hebrew Academy Project) Series 2005 DN
    (Sovereign Bank LOC, Comerica Bank LOC)
    (VMIG-1)
    3.80%(c)                                              05/08/06                2,500             2,500,000
  New Rochelle School District GO Series 2005A
    TAN (State Aid Withholding) (A1)
    3.75%                                                 06/30/06                3,000             3,004,022

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                        NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York City GO (Merrill Lynch P-Float Trust
    Receipts) Series 2005-3333 DN (Dexia Bank
    N.A. LOC) (F-1+)
    3.86%(b)(c)                                         05/08/06              $ 5,355            $5,355,000
  New York City IDRB Series 2006-523CE
    ROC-RR-II-R DN (Citibank Liquidity Facility,
    Citigroup Guaranty) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                2,200             2,200,000
  New York City Municipal Finance Authority Water
    & Sewer Sysems RB (P-Float Trust Receipts)
    Series 2006 PT-3401 DN (Merrill Lynch Captial
    Services SBPA) (F-1+)
    3.83%(b)(c)                                         05/08/06               10,370            10,370,000
  New York City Municipal Finance Authority Water
    & Sewer System RB (P-Float Trust Receipts)
    Series 2006 PT-3385 DN (Merrill Lynch P-Float
    Trust Receipts) (F-1+)
    3.83%(b)(c)                                         05/08/06                6,325             6,325,000
  New York City Municipal Finance Authority Water
    & Sewer System RB Putter Series 2006-1263
    DN (FSA Insurance, PB Capital Liquidity
    Facility) (A-1)
    3.86%(b)(c)                                         05/08/06                5,875             5,875,000
  New York City Municipal Finance Authotity Water
    & Sewer System RB Putter Series 2006-1226
    DN (Morgan Stanley Liquidity Facility) (VMIG-1)
    3.82%(b)(c)                                         05/08/06                8,700             8,700,000
  New York City Municipal Finance Water & Sewer
    System RB Series 1996B MB (MBIA Insurance)
    (AAA, Aaa)
    5.75%                                               08/12/06                1,415             1,441,141
  New York City Transitional Finance Authority RB
    Series 2001B DN (Landesbank
    Hessen-Thuringen Girozentrale LOC)
    (A-1+, VMIG-1)
    3.77%(c)                                            05/01/06                6,700             6,700,000
  New York City Water & Sewer RB (Munitops Trust
    Certificates) Series 2006-3 DN (XLCA Insurance,
    ABN-AMRO Bank N.V. SPA) (VMIG-1)
    3.83%(b)(c)                                         05/08/06                8,330             8,330,000
  New York Counties Tobacco Trust II RB (P-Float
    Trust Receipts) Series 2006 PA-1347 DN
    (Merrill SBPA, Merrill Guaranty) (F1+)
    3.86%(b)(c)                                         05/08/06               17,950            17,950,000
  New York Environmental Facility Clean Water &
    Drinking RB (Merlots Trust Receipts) Series
    2004B DN (Wachovia Bank N.A. SBPA) (A-1)
    3.81%(b)(c)                                         05/08/06                5,385             5,385,000
  New York GO (P-Float Trust Receipts) Series 2005
    PT-3331 DN (AMBAC Insurance, Merrill Lynch
    Liquidity Facility) (VMIG-1, F-1+)
    3.83%(b)(c)                                         05/08/06                4,625             4,625,000
  New York GO (P-Float Trust Receipts) Series 2006
    PA-1363 DN (Merrill Lynch SBPA, Merrill Lynch
    Guaranty) (F-1+)
    3.86%(b)(c)                                         05/08/06                3,750             3,750,000
  New York GO Putter Series 2006-1299 DN (FSA
    Insurance, J.P. Morgan Chase Bank SBPA)
    (A-1+)
    3.84%(b)(c)                                         05/08/06                5,375             5,375,000
  New York GO Series 2000B MB (Dexia Credit,
    Credit Locale de France LOC) (A-1+, VMIG-1)
    2.90%(c)                                            08/03/06                1,900             1,900,000
  New York GO Series 2005E-3 DN (Bank of America
    LOC) (A-1+, VMIG-1)
    3.79%(c)                                            05/08/06                5,100             5,100,000

                                                                           PAR
                                                       MATURITY           (000)                VALUE
                                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  New York RB (UBS Municipal Certificates
    Floaters) Series 2005-22 DN (FSA Insurance,
    Landesbank Hessen SBPA) (A-1+)
    3.83%(b)(c)                                         05/08/06              $ 1,020            $1,020,000
  New York State Environmental Facilities Corp. RB
    (Citibank Eagle Trust Receipts Clean Water &
    Drinking Project) Series 2003A DN (Citibank
    Liquidity Facility) (A-1+)
    3.83%(b)(c)                                         05/08/06                5,710             5,710,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts Facscorp Clean Water
    & Drinking Project) Series 2003R-2014-ROC-II
    DN (Citibank Liquidity Facility) (VMIG-1)
    3.43%(b)(c)                                         06/01/06                2,660             2,660,000
  New York State Environmental Facilities Corp. RB
    (Citigroup Trust Receipts Facscorp Clean Water
    & Drinking Project) Series 2003R-4001-ROC-II
    DN (Citibank Liquidity Facility) (VMIG-1)
    3.83%(b)(c)                                         05/04/06                1,585             1,585,000
  New York State Housing Finance Agency RB (10
    Liberty-A Project) Series 2003 DN (Federal
    Home Loan Mortgage Corp. Liquidity)
    3.77%(c)                                            05/08/06                5,100             5,100,000
  New York State Power Authority Revenue &
    General Purpose GO Series 1985 DN (Dexia
    LOC)
    3.35%(c)                                            05/08/06                7,000             7,000,000
  New York State Urban Development Corp. RB
    (Merlots Trust Receipts) Series 2005 PT-3416
    DN (MBIA Insurance, Wachovia Bank SBPA)
    (VMIG-1)
    3.81%(b)(c)                                         05/08/06                2,990             2,990,000
  New York Tollway Authority RB Putter Series
    2006-1294T DN (FSA Insurance, J.P. Morgan
    Chase Bank SBPA) (VMIG-1)
    3.84%(b)(c)                                         05/08/06                2,150             2,150,000
  New York Urban Development Corp. RB (P-Float
    Trust Receipts) Series 2006 PT-3416 DN (MBIA
    Insurance, Bayerische Hypo-Und Vereinsbank
    SBPA) (F-1)
    3.82%(b)(c)                                         05/08/06               20,960            20,960,000
  Newburgh Industrial Development Agency Civic
    Facility RB (Community Development
    Properties Project) Series 2005A DN (Key Bank
    LOC) (VMIG-1)
    3.84%(c)                                            05/08/06                3,500             3,500,000
  North Syracuse Central School District GO Series
    2005 BAN
    3.75%                                               06/23/06                1,000             1,001,484
  Oneida County IDRB (Preswick Glen Civic Facility
    Project) Series 2006 DN (Sovereign Bank LOC,
    Lloyds TSB Bank LOC) (A-1+)
    3.78%(c)                                            05/08/06                5,000             5,000,000
  Onondaga County IDA Civic Facility RB (Crouse
    Health Hospital Project) Series 2003A DN (M&T
    Bank Corp. LOC) (VMIG-1)
    3.86%(c)                                            05/08/06                3,000             3,000,000
  Onondaga County IDA Civic Facility RB (YMCA
    Greater Syracuse Project) Series 2003A DN
    (HSBC Bank LOC)
    3.86%(c)                                            05/08/06                4,000             4,000,000
  Perinton GO Unlimited Notes Series 2006 MB
    4.25%                                               02/23/07                2,270             2,286,124
  Pittsford Central School District GO Series 2005
    BAN
    4.00%                                               06/20/06                5,000             5,005,233

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                        NEW YORK MONEY FUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  Rensselaer County Civic Facilities IDRB (The Sage
    Colleges Project) Series 2002A DN (M&T Bank
    Corp. LOC) (VMIG-1)
    3.86%(c)                                             05/08/06              $ 2,600          $  2,600,000
  Rochester GO Series 2006B MB (AMBAC
    Insurance) (AAA, Aaa)
    3.25%                                                10/15/06                5,025             5,022,190
  Schenectady County IDA Civic Facility RB
    (Sunnyview Project) Series 2003B DN (KeyBank
    N.A. LOC) (VMIG-1)
    3.81%(c)                                             05/08/06                2,390             2,390,000
  South Orangetown Central School District GO
    Series 2005 TAN
    3.75%                                                06/30/06                3,250             3,249,666
  Syracuse GO Series 2005C RAN
    4.00%                                                06/30/06                3,000             3,005,319
  Tobacco Settlement Financing Corp. RB (P-Float
    Trust Receipts) Series 2006 MT-232 DN (Depfa
    Bank SBPA) (A-1+)
    3.86%(b)(c)                                          05/08/06               17,495            17,495,000
  Tompkins County IDA Civic Facility RB (Ithaca
    College Project) Series 2004 DN (XLCA
    Insurance, Bank of America N.A. SBPA)
    (VMIG-1)
    3.82%(c)                                             05/08/06                3,000             3,000,000
  Triborough Bridge & Tunnel Authority RB
    (ABN-AMRO Munitops Trust Certificates) Series
    2002-14 DN (AMBAC Insurance, ABN-AMRO
    Bank N.V. SBPA) (VMIG-1)
    3.82%(b)(c)                                          05/08/06                9,240             9,240,000
  Triborough Bridge & Tunnel Authority RB
    (Citibank Eagle Trust Receipts) Series 2003A
    DN (FGIC Insurance, Citibank Liquidity Facility)
    (A-1+)
    3.83%(b)(c)                                          05/04/06                2,000             2,000,000
  Triborough Bridge & Tunnel Authority RB (Morgan
    Stanley Trust Receipts) Series 2004-922 DN
    (Morgan Stanley Liquidity Facility) (F-1+)
    3.82%(b)(c)                                          05/04/06                5,520             5,520,000
  Triborough Bridge & Tunnel Authority RB Series
    2005B-1 DN (Defpa Bank PLC SBPA)
    (A-1+, VMIG-1)
    3.78%(c)                                             05/08/06                2,250             2,250,000
  TSASC, Inc. RB (P-Float Trust Receipts) Series
    2006 PA-1356 DN (Merrill Lynch & Co. Guaranty
    Services)
    3.87%(c)                                             05/08/06               43,325            43,325,000
  TSASC, Inc. RB (P-Float Trust Receipts) Series
    2006 PA-1359 DN (Merrill Lynch SBPA, Merrill
    Lynch Guaranty) (F-1+)
    3.90%(b)(c)                                          05/08/06               10,350            10,350,000
  TSASC, Inc. RB Series 2006 513CE ROC-RR-II-R
    DN (Citibank Liquidity Facility, Citigroup
    Financial Guaranty) (VMIG-1)
    3.84%(b)(c)                                          05/08/06                6,420             6,420,000
  TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R
    DN (Citibank Liquidity Facility, Citigroup
    Financial Guaranty) (VMIG-1)
    3.84%(b)(c)                                          05/08/06                5,750             5,750,000
  Westchester Tobacco Asset Securitization Corp.
    RB (Merrill Lynch P-Float Trust Receipts)
    Series 2005-1338 DN (Merrill Lynch Capital
    Services) (F-1+)
    3.86%(b)(c)                                          05/08/06               13,865            13,865,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (continued)
  White Plains GO Series 2006 BAN (Aa1)
    4.25%                                                01/26/07              $ 2,106          $  2,120,577

                                                                                                ------------
                                                                                                 477,582,832
                                                                                                ------------
Puerto Rico - 0.8%
  Commonwealth of Puerto Rico Intrastructure
    Financing Authority RB (Merlots) Series
    2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
    3.32%(b)(c)                                          11/15/06                3,995             3,995,000
                                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES -  97.1%
  (Cost $481,577,832(a))                                                                         481,577,832
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.9%
                                                                                                  14,554,174
                                                                                                ------------
NET ASSETS -  100.0%                                                                            $496,132,006
                                                                                                ============

-------------------

(a)  Aggregate cost for federal income tax purposes.
(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April
     30, 2006, the Fund held 59.2% of its net assets, with a current market value of $293,623,250, in securities restricted as to resale.
(c)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                                 BLACKROCK FUNDS

                    Key to Investment Abbreviations for all
                            Schedules of Investments

AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax
BAN          Bond Anticipation Note
CDC          CDC Funding Group
COP          Certificates of Participation
DN           Demand Note (Variable Rate)
FGIC         Financial Guaranty Insurance Company
FSA          Financial Security Assurance
GO           General Obligation
IDA          Industrial Development Authority
IDRB         Industrial Development Revenue Bond
ISD          Independent School District
LLC          Limited Liability Co.
LOC          Letter of Credit
MB           Municipal Bond
MBIA         Municipal Bond Insurance Association
PCRB         Pollution Control Revenue Bond
PLC          Public Limited Co.
RAN          Revenue Anticipation Note
RB           Revenue Bond
ROC          Reset Option Certificate
SBPA         Stand-by Bond Purchase Agreement
TAN          Tax Anticipation Note
TECP         Tax Exempt Commercial Paper
TRAN         Tax and Revenue Anticipation Note
XLCA         XL Capital Assurance

The Fitch Investors Service, Moody's Investors Service, Inc. and Standard &
Poor's Ratings Service ratings of the Investments in the various Portfolios are believed to be the most recent ratings available at April 30, 2006.

48

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF APRIL 30, 2006 (UNAUDITED)
                                                    TEMPFUND               TEMPCASH            FEDFUND
                                             ----------------------  ------------------- ------------------
ASSETS
 Investments, at value1 ....................    $   31,449,129,869*     $ 13,045,571,775    $ 3,552,598,742
 Cash ......................................                     -                19,728                  -
 Interest receivable .......................            97,191,977            38,259,561         11,093,176
 Investments sold receivable ...............                     -                     -                  -
 Prepaid expenses ..........................               214,810                98,996             72,057
                                                ------------------      ----------------    ---------------
   TOTAL ASSETS ............................        31,546,536,656        13,083,950,060      3,563,763,975
                                                ------------------      ----------------    ---------------
LIABILITIES
 Payable to custodian ......................                     -                     -                  -
 Payable to affiliates (Note C) ............             4,807,509                     -        136,116,617
 Investments purchased payable .............                     -                     -                  -
 Management fee payable ....................             4,183,304             1,762,861            486,640
 Distributions payable .....................            70,026,056            18,138,733          6,560,415
 Custodian fee payable .....................               209,856               170,645             31,287
 Transfer agent fee payable ................               331,085               120,864             22,863
 Shareholder servicing fees payable ........             2,120,932               137,128            216,066
 Distribution fees payable .................               217,888                     7             13,956
 Trustees' fees and expenses payable .......                60,490                21,489              6,549
 Other accrued expenses payable ............               366,483               101,849             84,660
                                                ------------------      ----------------    ---------------
   TOTAL LIABILITIES .......................            82,323,603            20,453,576        143,539,053
                                                ------------------      ----------------    ---------------
NET ASSETS .................................    $   31,464,213,053      $ 13,063,496,484    $ 3,420,224,922
                                                ==================      ================    ===============
1Cost of Investments .......................    $   31,449,129,869*     $ 13,045,571,775    $ 3,552,598,742
                                                ==================      ================    ===============
AT APRIL 30, 2006, NET ASSETS CONSISTED
OF:
 Capital Paid-in ...........................    $   31,468,987,020      $ 13,066,529,989    $ 3,420,236,976
 Undistributed net investment income .......                     -                     -                  -
 Accumulated net realized gain (loss) on
  investment transactions ..................            (4,773,967)           (3,033,505)           (12,054)
                                                ------------------      ----------------    ---------------
NET ASSETS .................................    $   31,464,213,053      $ 13,063,496,484    $ 3,420,224,922
                                                ==================      ================    ===============

                      STATEMENTS OF ASSETS AND LIABILITIES
                        AS OF APRIL 30, 2006 (UNAUDITED)
                                                                                      CALIFORNIA        NEW YORK
                                                  MUNIFUND           MUNICASH         MONEY FUND       MONEY FUND
                                             ------------------ ------------------ ---------------- ----------------
ASSETS
 Investments, at value1 ....................    $ 2,414,231,555    $ 1,317,300,673    $ 746,109,337    $ 481,577,832
 Cash ......................................                  -                  -           27,940                -
 Interest receivable .......................         17,705,027          7,429,976        5,825,914        3,536,102
 Investments sold receivable ...............          6,402,630                  -                -       11,975,651
 Prepaid expenses ..........................             41,589             46,354           19,156           14,445
                                                ---------------    ---------------    -------------    -------------
   TOTAL ASSETS ............................      2,438,380,801      1,324,777,003      751,982,347      497,104,030
                                                ---------------    ---------------    -------------    -------------
LIABILITIES
 Payable to custodian ......................             66,750             93,016                -            8,476
 Payable to affiliates (Note C) ............                  -                  -                -                -
 Investments purchased payable .............          2,020,000                  -                -                -
 Management fee payable ....................            353,449            206,596          107,636           75,597
 Distributions payable .....................          3,630,328          1,509,246        1,281,318          783,948
 Custodian fee payable .....................             30,927              8,474            2,179            1,358
 Transfer agent fee payable ................             35,409             30,106           13,645            9,548
 Shareholder servicing fees payable ........            227,770             14,063           76,740           62,130
 Distribution fees payable .................              5,320                  4            8,755            1,475
 Trustees' fees and expenses payable .......              7,504              5,525            1,560              829
 Other accrued expenses payable ............             29,932             41,317           29,510           28,663
                                                ---------------    ---------------    -------------    -------------
   TOTAL LIABILITIES .......................          6,407,389          1,908,347        1,521,343          972,024
                                                ---------------    ---------------    -------------    -------------
NET ASSETS .................................    $ 2,431,973,412    $ 1,322,868,656    $ 750,461,004    $ 496,132,006
                                                ===============    ===============    =============    =============
1Cost of Investments .......................    $ 2,414,231,555    $ 1,317,300,673    $ 746,109,337    $ 481,577,832
                                                ===============    ===============    =============    =============
AT APRIL 30, 2006, NET ASSETS CONSISTED
OF:
 Capital Paid-in ...........................    $ 2,431,834,679    $ 1,323,353,290    $ 750,359,331    $ 495,756,204
 Undistributed net investment income .......             35,233             43,557                -            1,065
 Accumulated net realized gain (loss) on
  investment transactions ..................            103,500           (528,191)         101,673          374,737
                                                ---------------    ---------------    -------------    -------------
NET ASSETS .................................    $ 2,431,973,412    $ 1,322,868,656    $ 750,461,004    $ 496,132,006
                                                ===============    ===============    =============    =============

                            BLACKROCK LIQUIDITY FUNDS

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                 TEMPFUND             TEMPCASH             FEDFUND
                                           -------------------- -------------------- -------------------
Institutional Shares:
 Net Assets ..............................     $ 22,615,679,949     $ 12,342,657,795     $ 2,592,793,878
 Shares outstanding (unlimited authorization)    22,619,360,234       12,345,474,091       2,592,830,782
 Net Asset Value .........................     $           1.00     $           1.00     $          1.00
Dollar Shares:
 Net Assets ..............................     $  4,265,656,482     $    697,771,378     $   366,552,106
 Shares outstanding (unlimited authorization)     4,266,404,728          697,988,587         366,525,778
 Net Asset Value .........................     $           1.00     $           1.00     $          1.00
Cash Management Shares:
 Net Assets ..............................     $    346,708,961     $              -     $             -
 Shares outstanding (unlimited authorization)       346,744,556                    -                   -
 Net Asset Value .........................     $           1.00     $              -     $             -
Cash Reserve Shares:
 Net Assets ..............................     $     59,306,311     $              -     $     2,497,681
 Shares outstanding (unlimited authorization)        59,306,319                    -           2,497,745
 Net Asset Value .........................     $           1.00     $              -     $          1.00
Administration Shares:
 Net Assets ..............................     $  1,828,356,798     $     23,067,311     $    69,556,184
 Shares outstanding (unlimited authorization)     1,828,572,642           23,067,311          69,556,183
 Net Asset Value .........................     $           1.00     $           1.00     $          1.00
Bear Stearns Shares:
 Net Assets ..............................     $    758,295,811     $              -     $    53,434,911
 Shares outstanding (unlimited authorization)       758,330,246                    -          53,435,114
 Net Asset Value .........................     $           1.00     $              -     $          1.00
Bear Stearns Premier Choice Shares:
 Net Assets ..............................     $        767,229     $              -     $         2,210
 Shares outstanding (unlimited authorization)           767,245                    -               2,212
 Net Asset Value .........................     $           1.00     $              -     $          1.00
Bear Stearns Private Client Shares:
 Net Assets ..............................     $  1,246,732,285     $              -     $   268,135,291
 Shares outstanding (unlimited authorization)     1,246,791,197                    -         268,136,452
 Net Asset Value .........................     $           1.00     $              -     $          1.00
Bear Stearns Premier Shares:
 Net Assets ..............................     $    342,709,227     $              -     $    67,252,661
 Shares outstanding (unlimited authorization)       342,709,853                    -          67,252,709
 Net Asset Value .........................     $           1.00     $              -     $          1.00

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                                       CALIFORNIA         NEW YORK
                                                 MUNIFUND            MUNICASH          MONEY FUND        MONEY FUND
                                           ------------------- ------------------- ----------------- -----------------
Institutional Shares:
 Net Assets ..............................     $ 1,371,251,256     $ 1,267,177,086     $ 504,227,185     $ 308,561,592
 Shares outstanding (unlimited authorization)    1,371,200,566       1,267,648,134       504,226,780       308,224,087
 Net Asset Value .........................     $          1.00     $          1.00     $        1.00     $        1.00
Dollar Shares:
 Net Assets ..............................     $   107,025,773     $    55,691,570     $  49,764,417     $   5,536,057
 Shares outstanding (unlimited authorization)      107,025,399          55,708,617        49,759,824         5,530,120
 Net Asset Value .........................     $          1.00     $          1.00     $        1.00     $        1.00
Cash Management Shares:
 Net Assets ..............................     $    39,102,770     $             -     $     237,389     $   7,445,552
 Shares outstanding (unlimited authorization)       39,099,925                   -           237,341         7,442,295
 Net Asset Value .........................     $          1.00     $             -     $        1.00     $        1.00
Cash Reserve Shares:
 Net Assets ..............................     $             -     $             -     $           -     $           -
 Shares outstanding (unlimited authorization)                -                   -                 -                 -
 Net Asset Value .........................     $             -     $             -     $           -     $           -
Administration Shares:
 Net Assets ..............................     $   503,192,956     $             -     $   4,181,061     $  16,977,353
 Shares outstanding (unlimited authorization)      503,147,075                   -         4,180,402        16,963,917
 Net Asset Value .........................     $          1.00     $             -     $        1.00     $        1.00
Bear Stearns Shares:
 Net Assets ..............................     $    15,756,843     $             -     $  30,638,894     $   4,249,383
 Shares outstanding (unlimited authorization)       15,755,520                   -        30,632,577         4,245,679
 Net Asset Value .........................     $          1.00     $             -     $        1.00     $        1.00
Bear Stearns Premier Choice Shares:
 Net Assets ..............................     $         2,243     $             -     $       2,192     $       2,197
 Shares outstanding (unlimited authorization)            2,247                   -             2,190             2,190
 Net Asset Value .........................     $          1.00     $             -     $        1.00     $        1.00
Bear Stearns Private Client Shares:
 Net Assets ..............................     $   222,284,998     $             -     $ 146,455,374     $ 146,257,888
 Shares outstanding (unlimited authorization)      222,265,961                   -       146,422,122       146,157,254
 Net Asset Value .........................     $          1.00     $             -     $        1.00     $        1.00
Bear Stearns Premier Shares:
 Net Assets ..............................     $   173,356,573     $             -     $  14,954,492     $   7,101,984
 Shares outstanding (unlimited authorization)      173,337,986                   -        14,950,035         7,097,234
 Net Asset Value .........................     $          1.00     $             -     $        1.00     $        1.00

* Includes investment in affiliate with value and cost of $104,300,000.

                           BLACKROCK LIQUIDITY FUNDS

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

                                                           TEMPFUND           TEMPCASH           FEDFUND
                                                       ----------------   ----------------   ---------------
Investment Income:
 Interest income ...................................      $ 747,171,368      $ 282,407,675      $ 74,131,972
                                                          -------------      -------------      ------------
Expenses:
 Management fee ....................................         11,294,344          5,174,445         1,650,408
 Investment advisory fee ...........................          8,229,950          3,766,446         1,096,083
 Administration fee ................................         10,770,770          4,171,071         1,464,582
 Custodian fee .....................................            981,468            515,810           101,932
 Transfer agent fee ................................          1,056,160            376,552           118,796
 Shareholder servicing fees - class
   specific ........................................         12,765,239            815,376         1,503,753
 Distribution fees - class specific ................          3,469,872                  -           568,689
 Legal fees ........................................            146,811             49,814            15,783
 Audit fees ........................................             55,567             31,494            16,471
 Printing ..........................................             30,770              9,231             9,412
 Registration fees and expenses ....................             98,991             38,633            32,981
 Trustees' fees and expenses .......................            132,227             48,251            14,099
 Other .............................................            327,682             98,941            55,384
                                                          -------------      -------------      ------------
Total expenses .....................................         49,359,851         15,096,064         6,648,373
                                                          -------------      -------------      ------------
Less management fee waived (Note C) ................         (1,437,539)        (1,250,332)         (490,188)
Less investment advisory and adminis-
 tration fees waived (Note C) ......................         (2,127,946)        (1,926,268)         (758,108)
Less shareholder servicing fees waived -
 class specific (Note C) ...........................           (595,672)                 -          (165,592)
Less distribution fees waived - class
 specific (Note C) .................................         (2,186,178)                 -          (490,834)
Less custody fees paid indirectly (Note C) .........            (34,478)                 -           (19,626)
                                                          -------------      -------------      ------------
Net expenses .......................................         42,978,038         11,919,464         4,724,025
                                                          -------------      -------------      ------------
Net investment income ..............................        704,193,330        270,488,211        69,407,947
 Net realized gain (loss) from investment
   transactions ....................................             (4,026)            (3,205)                -
                                                          -------------      -------------      ------------
 Net increase in net assets resulting from
   operations ......................................      $ 704,189,304      $ 270,485,006      $ 69,407,947
                                                          =============      =============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                           BLACKROCK LIQUIDITY FUNDS

                                       CALIFORNIA        NEW YORK
    MUNIFUND          MUNICASH         MONEY FUND       MONEY FUND
---------------   ---------------   ---------------   --------------
   $ 41,883,948      $ 29,007,161      $ 10,735,956      $ 7,546,893
   ------------      ------------      ------------      -----------
      1,486,064         1,053,339           550,153          369,286
      1,328,225           979,639           404,454          289,122
      1,328,225           979,639           353,897          252,982
         81,962            57,532            21,251           14,855
        109,296            81,044            51,447           29,413
      1,485,232            73,280           491,463          402,909
        487,523                 -           292,317          252,840
         15,389             7,328             3,511            3,578
         21,177            20,996            13,937           15,204
          1,991                 -               543              543
         36,684            20,828             9,667            5,823
         13,383             8,375             2,994            1,891
         48,091            24,462             9,113            7,445
   ------------      ------------      ------------      -----------
      6,443,242         3,306,462         2,204,747        1,645,891
   ------------      ------------      ------------      -----------
       (637,820)         (493,967)         (300,208)        (199,022)
     (1,109,223)         (886,271)         (422,890)        (305,044)
       (194,710)                -           (74,927)         (72,531)
       (447,363)                -          (242,992)        (245,831)
        (25,618)          (25,008)           (2,414)          (1,727)
   ------------      ------------      ------------      -----------
      4,028,508         1,901,216         1,161,316          821,736
   ------------      ------------      ------------      -----------
     37,855,440        27,105,945         9,574,640        6,725,157
        195,287          (244,265)          167,680          311,061
   ------------      ------------      ------------      -----------
   $ 38,050,727      $ 26,861,680      $  9,742,320      $ 7,036,218
   ============      ============      ============      ===========

                                                                              53

                           BLACKROCK LIQUIDITY FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 TEMPFUND
                                                                 -----------------------------------------
                                                                   SIX MONTHS ENDED
                                                                    APRIL 30, 2006         YEAR ENDED
                                                                      (UNAUDITED)       OCTOBER 31, 2005
                                                                 -------------------- --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................     $    704,193,330     $    765,421,595
  Net gain (loss) on investments ...............................               (4,026)          (3,955,645)
                                                                     ----------------     ----------------
  Net increase in net assets resulting from operations .........          704,189,304          761,465,950
                                                                     ----------------     ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................         (531,325,013)        (594,608,980)
  Dollar Shares ................................................          (93,916,452)        (100,612,236)
  Cash Management Shares .......................................           (5,666,410)          (5,497,777)
  Cash Reserve Shares ..........................................             (743,251)              (9,407)
  Administration Shares ........................................          (30,802,214)         (33,232,238)
  Bear Stearns Shares ..........................................          (12,752,511)          (9,864,345)
  Bear Stearns Premier Choice Shares ...........................              (36,145)             (65,038)
  Bear Stearns Private Client Shares ...........................          (22,504,624)         (17,615,458)
  Bear Stearns Premier Shares ..................................           (6,446,710)          (3,916,116)
                                                                     ----------------     ----------------
   Total distributions from net investment income ..............         (704,193,330)        (765,421,595)
                                                                     ----------------     ----------------
  Capital share transactions (Note D) ..........................        3,424,684,227        5,063,639,702
                                                                     ----------------     ----------------
   Total increase (decrease) in net assets .....................        3,424,680,201        5,059,684,057
Net assets:
  Beginning of period ..........................................       28,039,532,852       22,979,848,795
                                                                     ----------------     ----------------
  End of period ................................................     $ 31,464,213,053     $ 28,039,532,852
                                                                     ================     ================
  End of period undistributed net investment income ............     $              -     $              -

                                                                                  TEMPCASH
                                                                 -------------------------------------------
                                                                    SIX MONTHS ENDED
                                                                     APRIL 30, 2006          YEAR ENDED
                                                                       (UNAUDITED)        OCTOBER 31, 2005
                                                                 ---------------------- --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ........................................        $   270,488,211     $    291,076,263
  Net gain (loss) on investments ...............................                 (3,205)          (2,941,546)
                                                                        ---------------     ----------------
  Net increase in net assets resulting from operations .........            270,485,006          288,134,717
                                                                        ---------------     ----------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .........................................           (257,099,773)        (276,408,719)
  Dollar Shares ................................................            (13,317,965)         (14,667,437)
  Cash Management Shares .......................................                      -                    -
  Cash Reserve Shares ..........................................                      -                    -
  Administration Shares ........................................                (70,455)                   -
  Bear Stearns Shares ..........................................                      -                    -
  Bear Stearns Premier Choice Shares ...........................                     (9)                 (54)
  Bear Stearns Private Client Shares ...........................                      -                    -
  Bear Stearns Premier Shares ..................................                     (9)                 (53)
                                                                        ---------------     ----------------
   Total distributions from net investment income ..............           (270,488,211)        (291,076,263)
                                                                        ---------------     ----------------
  Capital share transactions (Note D) ..........................            890,635,918        3,794,268,757
                                                                        ---------------     ----------------
   Total increase (decrease) in net assets .....................            890,632,713        3,791,327,211
Net assets:
  Beginning of period ..........................................         12,172,863,771        8,381,536,560
                                                                        ---------------     ----------------
  End of period ................................................        $13,063,496,484     $ 12,172,863,771
                                                                        ===============     ================
  End of period undistributed net investment income ............        $             -     $              -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                  BLACKROCK LIQUIDITY FUNDS

                FEDFUND                                  MUNIFUND                                    MUNICASH
---------------------------------------   ---------------------------------------   -------------------------------------------
 SIX MONTHS ENDED                          SIX MONTHS ENDED                            SIX MONTHS ENDED
  APRIL 30, 2006         YEAR ENDED         APRIL 30, 2006         YEAR ENDED           APRIL 30, 2006           YEAR ENDED
    (UNAUDITED)       OCTOBER 31, 2005        (UNAUDITED)       OCTOBER 31, 2005         (UNAUDITED)          OCTOBER 31, 2005
------------------   ------------------   ------------------   ------------------   ---------------------   -------------------
   $    69,407,947      $    71,906,333      $    37,855,440      $    54,933,770          $   27,105,945       $    47,309,424
                 -              (12,054)             195,287               (1,993)               (244,265)             (193,105)
   ---------------      ---------------      ---------------      ---------------          --------------       ---------------
        69,407,947           71,894,279           38,050,727           54,931,777              26,861,680            47,116,319
   ---------------      ---------------      ---------------      ---------------          --------------       ---------------
       (52,450,117)         (56,845,159)         (23,866,759)         (39,983,333)            (26,289,519)          (45,992,394)
        (8,590,346)          (9,224,103)          (1,145,865)          (1,240,562)               (790,758)           (1,299,056)
                 -                    -             (430,311)            (480,285)                      -                     -
           (41,362)             (96,410)                   -                    -                       -                     -
        (1,214,804)            (592,542)          (7,295,435)          (9,836,529)                      -                     -
          (757,261)            (714,543)            (237,106)            (399,042)                      -                     -
               (43)                 (53)                 (29)                 (24)                     (6)                  (39)
        (5,005,578)          (3,691,614)          (2,530,340)          (1,897,394)                      -                     -
        (1,348,436)            (750,210)          (2,333,618)          (1,079,649)                     (6)                  (34)
   ---------------      ---------------      ---------------      ---------------          ---------------      ---------------
       (69,407,947)         (71,914,634)         (37,839,463)         (54,916,818)            (27,080,289)          (47,291,523)
   ---------------      ---------------      ---------------      ---------------          ---------------      ---------------
       307,491,392          805,358,063         (653,180,474)         652,158,726            (917,679,455)         (154,567,957)
   ---------------      ---------------      ---------------      ---------------          ---------------      ---------------
       307,491,392          805,337,708         (652,969,210)         652,173,685            (917,898,064)         (154,743,161)
     3,112,733,530        2,307,395,822        3,084,942,622        2,432,768,937           2,240,766,720         2,395,509,881
   ---------------      ---------------      ---------------      ---------------          ---------------      ---------------
   $ 3,420,224,922      $ 3,112,733,530      $ 2,431,973,412      $ 3,084,942,622          $ 1,322,868,656      $ 2,240,766,720
   ===============      ===============      ===============      ===============          ===============      ===============
   $             -      $             -      $        35,233      $             -          $       43,557       $             -

                                                                              55

                           BLACKROCK LIQUIDITY FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                     CALIFORNIA MONEY FUND
                                                             -------------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2006       YEAR ENDED
                                                                 (UNAUDITED)     OCTOBER 31, 2005
                                                             ------------------ ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................      $   9,574,640      $  11,925,234
  Net gain (loss) on investments ...........................            167,680             21,829
                                                                  -------------      -------------
  Net increase in net assets resulting from operations .....          9,742,320         11,947,063
                                                                  -------------      -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................         (6,825,841)        (9,675,092)
  Dollar Shares ............................................           (537,808)          (405,748)
  Cash Management Shares ...................................             (2,720)            (3,100)
  Administration Shares ....................................            (53,484)           (64,139)
  Bear Stearns Shares ......................................           (294,812)          (183,547)
  Bear Stearns Premier Choice Shares .......................                (28)               (37)
  Bear Stearns Private Client Shares .......................         (1,670,052)        (1,482,500)
  Bear Stearns Premier Shares ..............................           (190,824)          (110,142)
                                                                  -------------      -------------
   Total distributions from net investment income ..........         (9,575,569)       (11,924,305)
                                                                  -------------      -------------
  Capital share transactions (Note D) ......................        (32,584,909)       281,424,957
                                                                  -------------      -------------
   Total increase (decrease) in net assets .................        (32,418,158)       281,447,715
Net assets:
  Beginning of period ......................................        782,879,162        501,431,447
                                                                  -------------      -------------
  End of period ............................................      $ 750,461,004      $ 782,879,162
                                                                  =============      =============
  End of period undistributed net investment income ........      $           -      $           -

                                                                     NEW YORK MONEY FUND
                                                             -----------------------------------
                                                              SIX MONTHS ENDED
                                                               APRIL 30, 2006      YEAR ENDED
                                                                (UNAUDITED)     OCTOBER 31, 2005
                                                             ----------------- -----------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................     $   6,725,157     $   7,289,171
  Net gain (loss) on investments ...........................           311,061            63,676
                                                                 -------------     -------------
  Net increase in net assets resulting from operations .....         7,036,218         7,352,847
                                                                 -------------     -------------
Distributions to shareholders from:
 Net investment income:
  Institutional Shares .....................................        (4,477,821)       (5,286,582)
  Dollar Shares ............................................           (79,038)          (86,882)
  Cash Management Shares ...................................           (77,588)          (18,131)
  Administration Shares ....................................          (222,515)         (318,881)
  Bear Stearns Shares ......................................           (42,233)          (53,872)
  Bear Stearns Premier Choice Shares .......................               (29)              (37)
  Bear Stearns Private Client Shares .......................        (1,744,364)       (1,461,521)
  Bear Stearns Premier Shares ..............................           (80,504)          (63,265)
                                                                 -------------     -------------
   Total distributions from net investment income ..........        (6,724,092)       (7,289,171)
                                                                 -------------     -------------
  Capital share transactions (Note D) ......................        77,523,988       101,579,055
                                                                 -------------     -------------
   Total increase (decrease) in net assets .................        77,836,114       101,642,731
Net assets:
  Beginning of period ......................................       418,295,892       316,653,161
                                                                 -------------     -------------
  End of period ............................................     $ 496,132,006     $ 418,295,892
                                                                 =============     =============
  End of period undistributed net investment income ........     $       1,065     $           -

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
56

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO        NET
                                       NET ASSET                    SHAREHOLDERS       ASSET
                                         VALUE           NET          FROM NET         VALUE
                                       BEGINNING     INVESTMENT      INVESTMENT        END OF
                                       OF PERIOD       INCOME          INCOME          PERIOD
                                      -----------   ------------   --------------   -----------
     -----
     TempFund
     -----
     Institutional Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0214      $   (0.0214)     $   1.00
     10/31/05                                1.00         0.0276          (0.0276)         1.00
     10/31/04                                1.00         0.0109          (0.0109)         1.00
     10/31/0310                              1.00         0.0113          (0.0113)         1.00
     10/31/0210                              1.00         0.0186          (0.0186)         1.00
     10/31/0110                              1.00         0.0477          (0.0477)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0201      $   (0.0201)     $   1.00
     10/31/05                                1.00         0.0252          (0.0252)         1.00
     10/31/04                                1.00         0.0084          (0.0084)         1.00
     10/31/0310                              1.00         0.0088          (0.0088)         1.00
     10/31/0210                              1.00         0.0161          (0.0161)         1.00
     10/31/0110                              1.00         0.0452          (0.0452)         1.00
     Cash Management Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0189      $   (0.0189)     $   1.00
     10/31/05                                1.00         0.0227          (0.0227)         1.00
     10/31/04                                1.00         0.0059          (0.0059)         1.00
     10/31/0310                              1.00         0.0063          (0.0063)         1.00
     10/31/0210                              1.00         0.0136          (0.0136)         1.00
     10/31/0110                              1.00         0.0427          (0.0427)         1.00
     Cash Reserve Shares/5/
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0194      $   (0.0194)     $   1.00
     10/04/05 through 10/31/05               1.00         0.0025          (0.0025)         1.00
     11/01/03 through 12/15/03               1.00         0.0007          (0.0007)         1.00
     10/31/0310                              1.00         0.0067          (0.0067)         1.00
     10/31/0210                              1.00         0.0146          (0.0146)         1.00
     10/31/0110                              1.00         0.0437          (0.0437)         1.00
     Administration Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0209      $   (0.0209)     $   1.00
     10/31/05                                1.00         0.0267          (0.0267)         1.00
     10/31/04                                1.00         0.0099          (0.0099)         1.00
     10/31/0310                              1.00         0.0103          (0.0103)         1.00
     04/04/021 through 10/31/02/10/          1.00         0.0095          (0.0095)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0173      $   (0.0173)     $   1.00
     10/31/05                                1.00         0.0195          (0.0195)         1.00
     10/31/04                                1.00         0.0032          (0.0032)         1.00
     10/31/0310                              1.00         0.0034          (0.0034)         1.00
     05/20/021 through 10/31/02/10/          1.00         0.0041          (0.0041)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0200      $   (0.0200)     $   1.00
     04/25/051 through 10/31/05              1.00         0.0154          (0.0154)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0193      $   (0.0193)     $   1.00
     10/31/05                                1.00         0.0235          (0.0235)         1.00
     03/26/041 through 10/31/04              1.00         0.0048          (0.0048)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0193      $   (0.0193)     $   1.00
     03/02/051 through 10/31/05              1.00         0.0179          (0.0179)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
58

                           BLACKROCK LIQUIDITY FUNDS

                                                                            RATIO OF
                                                         RATIO OF         EXPENSES TO     RATIO OF NET
                                       RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                     EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
     RETURN8        PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
----------------   --------------   -------------   ------------------   -------------   -------------
       2.16%/13/     $ 22,615,680        0.18%/2/             0.18%/2/        0.20%/2/        4.37%/2/
       2.80            20,229,031        0.18                 0.18            0.21            2.78
       1.09            17,452,337        0.18                 0.18            0.21            1.09
       1.14            20,081,053        0.18                 0.18            0.20            1.15
       1.88            19,871,753        0.18                 0.18            0.18            1.88
       4.87            26,150,330        0.18                 0.18            0.20            4.62

       2.03%/13/     $  4,265,656        0.43%/2/             0.43%/2/        0.45%/2/        4.12%/2/
       2.54             4,212,168        0.43                 0.43            0.46            2.57
       0.84             3,665,117        0.43                 0.43            0.46            0.83
       0.89             3,818,036        0.43                 0.43            0.45            0.90
       1.62             4,309,354        0.43                 0.43            0.43            1.63
       4.61             5,677,232        0.43                 0.43            0.45            4.32
       1.91%/13/     $    346,709        0.68%/2/             0.68%/2/        0.70%/2/        3.89%/2/
       2.29               282,475        0.68                 0.68            0.71            2.38
       0.59               192,325        0.68                 0.68            0.71            0.58
       0.63               147,693        0.68                 0.68            0.70            0.57
       1.37                65,140        0.68                 0.68            0.68            1.34
       4.35                58,043        0.68                 0.68            0.70            3.93

       1.96%/13/     $     59,306        0.58%/2/             0.58%/2/        0.60%/2/        4.10%/2/
     0.2413                 3,723       0.582                0.582           0.622           3.342
     0.0713                     -       0.582                0.582           0.602           0.542
      0.762                 6,622       0.582                0.582           0.602           0.942
       1.47               178,398        0.58                 0.58            0.58            1.47
       4.46               208,114        0.58                 0.58            0.60            4.42
       2.11%/13/     $  1,828,357        0.28%/2/             0.28%/2/        0.30%/2/        4.29%/2/
       2.70             1,261,354        0.28                 0.28            0.31            2.71
       0.99             1,200,346        0.28                 0.28            0.31            1.25
       1.04                   330        0.28                 0.28            0.30            1.00
      1.662                   124       0.282                0.282           0.292           1.622

       1.74%/13/     $    758,296        1.00%/2/             1.00%/2/        1.02%/2/        3.55%/2/
       1.96               706,592        1.00                 1.00            1.03            2.25
       0.32               189,266        0.95                 0.95            1.03            0.34
       0.34                75,071        0.96                 0.96            1.02            0.30
      0.912                22,717       1.002                1.002           1.012           0.882
       2.02%/13/     $        767        0.45%/2/             0.45%/2/        0.70%/2/        3.99%/2/
     1.5513                 3,619       0.452                0.452           0.722           3.092

       1.95%/13/     $  1,246,732        0.60%/2/             0.60%/2/        1.05%/2/        3.96%/2/
       2.37             1,018,935        0.60                 0.60            1.06            2.57
     0.4813               280,458       0.582                0.582           1.052           0.962
       1.95%/13/     $    342,709        0.60%/2/             0.60%/2/        0.80%/2/        3.96%/2/
     1.8013               321,636       0.602                0.602           0.812           2.932

                                                                              59

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DIVIDENDS TO        NET
                                           NET ASSET                    SHAREHOLDERS       ASSET
                                             VALUE           NET          FROM NET         VALUE
                                           BEGINNING     INVESTMENT      INVESTMENT        END OF
                                           OF PERIOD       INCOME          INCOME          PERIOD
                                          -----------   ------------   --------------   -----------
     -----
     TempCash
     -----
     Institutional Shares
     11/1/05 through 04/30/06/14/            $   1.00     $   0.0214      $   (0.0214)     $   1.00
     10/31/05                                    1.00         0.0278          (0.0278)         1.00
     10/31/04                                    1.00         0.0112          (0.0112)         1.00
     10/31/03/10/                                1.00         0.0118          (0.0118)         1.00
     10/31/02/10/                                1.00         0.0193          (0.0193)         1.00
     10/31/01/10/                                1.00         0.0483          (0.0483)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/14/            $   1.00     $   0.0202      $   (0.0202)     $   1.00
     10/31/05                                    1.00         0.0253          (0.0253)         1.00
     10/31/04                                    1.00         0.0087          (0.0087)         1.00
     10/31/03/10/                                1.00         0.0093          (0.0093)         1.00
     10/31/02/10/                                1.00         0.0168          (0.0168)         1.00
     10/31/01/10/                                1.00         0.0458          (0.0458)         1.00
     Administration Shares
     03/31/061 through 04/30/06/14/          $   1.00     $   0.0049      $   (0.0049)     $   1.00
     Bear Stearns Premier Choice Shares/11/
     11/1/05 through 12/13/05/14/            $   1.00     $   0.0043      $   (0.0043)     $   1.00
     10/31/05                                    1.00         0.0251          (0.0251)         1.00
     03/26/041 through 10/31/04                  1.00         0.0056          (0.0056)         1.00
     Bear Stearns Premier Shares/12/
     11/1/05 through 12/13/0514              $   1.00     $   0.0042      $   (0.0042)     $   1.00
     10/31/05                                    1.00         0.0234          (0.0234)         1.00
     03/26/041 through 10/31/04                  1.00         0.0041          (0.0041)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                           BLACKROCK LIQUIDITY FUNDS

                                                                            RATIO OF
                                                         RATIO OF         EXPENSES TO     RATIO OF NET
                                       RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                     EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
     RETURN8        PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
----------------   --------------   -------------   ------------------   -------------   -------------
       2.16%/13/     $ 12,342,658        0.18%/2/             0.18%/2/        0.23%/2/        4.41%/2/
       2.82            11,576,987        0.18                 0.18            0.24            2.88
       1.13             7,850,023        0.18                 0.18            0.23            1.11
       1.18            11,193,249        0.18                 0.18            0.23            1.18
       1.95             7,195,494        0.18                 0.18            0.24            1.92
       4.93             4,923,190        0.18                 0.18            0.29            4.76

       2.04%/13/     $    697,771        0.43%/2/             0.43%/2/        0.48%/2/        4.16%/2/
       2.56               595,873        0.43                 0.43            0.49            2.63
       0.88               531,509        0.43                 0.43            0.49            0.87
       0.93               433,227        0.43                 0.43            0.48            0.94
       1.70               402,137        0.43                 0.43            0.50            1.71
       4.67               447,082        0.43                 0.43            0.54            4.56
       0.39%/13/     $     23,067        0.28%/2/             0.28%/2/        0.33%/2/        4.58%/2/

       0.44%/13/     $          -        0.45%/2/             0.45%/2/        0.73%/2/        3.82%/2/
       2.54                     2        0.45                 0.45            0.80            2.57
     0.5613                     2       0.452                0.452           0.502           1.152
       0.42%/13/     $          -        0.60%/2/             0.60%/2/        0.83%/2/        3.34%/2/
       2.37                     2        0.60                 0.60            1.09            2.12
     0.4113                     2       0.702                0.702           0.752           0.812

                                                                              61

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO        NET
                                       NET ASSET                    SHAREHOLDERS       ASSET
                                         VALUE           NET          FROM NET         VALUE
                                       BEGINNING     INVESTMENT      INVESTMENT        END OF
                                       OF PERIOD       INCOME          INCOME          PERIOD
                                      ===========   ============   ==============   ===========
     ----
     FedFund
     ----
     Institutional Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0211      $   (0.0211)     $   1.00
     10/31/05                                1.00         0.0269          (0.0269)         1.00
     10/31/04                                1.00         0.0105          (0.0105)         1.00
     10/31/03/10/                            1.00         0.0110          (0.0110)         1.00
     10/31/02/10/                            1.00         0.0183          (0.0183)         1.00
     10/31/01/10/                            1.00         0.0469          (0.0469)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0198      $   (0.0198)     $   1.00
     10/31/05                                1.00         0.0244          (0.0244)         1.00
     10/31/04                                1.00         0.0080          (0.0080)         1.00
     10/31/03/10/                            1.00         0.0085          (0.0085)         1.00
     10/31/02/10/                            1.00         0.0158          (0.0158)         1.00
     10/31/01/10/                            1.00         0.0444          (0.0444)         1.00
     Cash Reserve Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0191      $   (0.0191)     $   1.00
     10/31/05                                1.00         0.0229          (0.0229)         1.00
     10/31/04                                1.00         0.0065          (0.0065)         1.00
     04/01/031 through 10/31/03/10/          1.00         0.0034          (0.0034)         1.00
     Administration Shares/9/
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0206      $   (0.0206)     $   1.00
     11/10/041 through 10/31/05              1.00         0.0110          (0.0110)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0171      $   (0.0171)     $   1.00
     10/31/05                                1.00         0.0189          (0.0189)         1.00
     10/31/04                                1.00         0.0031          (0.0031)         1.00
     10/31/03/10/                            1.00         0.0033          (0.0033)         1.00
     05/20/021 through 10/31/02/10/          1.00         0.0040          (0.0040)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0198      $   (0.0198)     $   1.00
     10/31/05                                1.00         0.0244          (0.0244)         1.00
     03/26/041 through 10/31/04/10/          1.00         0.0054          (0.0054)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0191      $   (0.0191)     $   1.00
     10/31/05                                1.00         0.0229          (0.0229)         1.00
     03/26/041 through 10/31/04              1.00         0.0045          (0.0045)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/06/14/        $   1.00     $   0.0191      $   (0.0191)     $   1.00
     10/31/05                                1.00         0.0227          (0.0227)         1.00
     03/26/041 through 10/31/04              1.00         0.0038          (0.0038)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                            BLACKROCK LIQUIDITY FUNDS

                                                                            RATIO OF
                                                         RATIO OF         EXPENSES TO     RATIO OF NET
                                       RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                     EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
     RETURN8        PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
----------------   --------------   -------------   ------------------   -------------   -------------
       2.12%/13/      $ 2,592,794        0.20%/2/             0.20%/2/        0.28%/2/        4.26%/2/
       2.73             2,320,001        0.20                 0.20            0.29            2.73
       1.05             1,883,220        0.20                 0.20            0.29            1.04
       1.10             2,163,336        0.20                 0.20            0.28            1.10
       1.85             1,955,108        0.20                 0.20            0.26            1.82
       4.79             1,684,597        0.20                 0.20            0.27            4.61

       2.00%/13/      $   366,552        0.45%/2/             0.45%/2/        0.53%/2/        4.00%/2/
       2.47               372,460        0.45                 0.45            0.54            2.49
       0.80               345,479        0.45                 0.45            0.54            0.79
       0.85               397,344        0.45                 0.45            0.53            0.87
       1.60               635,685        0.45                 0.45            0.50            1.61
       4.53               814,186        0.45                 0.45            0.52            4.18
       1.92%/13/      $     2,498        0.60%/2/             0.60%/2/        0.68%/2/        3.89%/2/
       2.32                 1,547        0.60                 0.60            0.70            1.94
       0.65                 9,276        0.60                 0.60            0.69            0.62
      0.592                13,492       0.602                0.602           0.692           0.582

       2.08%/13/      $    69,556        0.30%/2/             0.30%/2/        0.38%/2/        4.19%/2/
     1.1013                43,480       0.302                0.302           0.392           2.632
       1.72%/13/      $    53,435        1.00%/2/             1.00%/2/        1.08%/2/        3.45%/2/
       1.91                47,205        1.00                 1.00            1.09            2.14
       0.31                18,837        0.95                 0.95            1.09            0.36
       0.33                 7,889        0.95                 0.95            1.08            0.30
      0.892                 2,728       1.002                1.002           1.082           0.872

       2.00%/13/      $         2        0.45%/2/             0.45%/2/        0.80%/2/        3.95%/2/
       2.47                     2        0.45                 0.45            0.87            2.48
     0.5413                     2       0.452                0.452           0.542           0.922

       1.92%/13/      $   268,135        0.60%/2/             0.60%/2/        1.13%/2/        3.86%/2/
       2.32               241,913        0.60                 0.60            1.14            2.59
     0.4513                50,579       0.582                0.582           0.802           0.922

       1.92%/13/      $    67,253        0.60%/2/             0.60%/2/        0.88%/2/        3.85%/2/
       2.30                86,126        0.60                 0.60            0.89            2.84
     0.3813                     2       0.702                0.702           0.792           0.602

                                                                              63

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO        NET
                                       NET ASSET                    SHAREHOLDERS       ASSET
                                         VALUE           NET          FROM NET         VALUE
                                       BEGINNING     INVESTMENT      INVESTMENT        END OF
                                       OF PERIOD       INCOME          INCOME          PERIOD
                                      -----------   ------------   --------------   -----------
     --------
     MuniFund
     --------
     Institutional Shares
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0143      $   (0.0143)     $   1.00
     10/31/05                                1.00         0.0199          (0.0199)         1.00
     10/31/04                                1.00         0.0095          (0.0095)         1.00
     10/31/03/10/                            1.00         0.0096          (0.0096)         1.00
     10/31/02/10/                            1.00         0.0142          (0.0142)         1.00
     10/31/01/10/                            1.00         0.0302          (0.0302)         1.00
     Dollar Shares
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0131      $   (0.0131)     $   1.00
     10/31/05                                1.00         0.0174          (0.0174)         1.00
     10/31/04                                1.00         0.0070          (0.0070)         1.00
     10/31/03/10/                            1.00         0.0071          (0.0071)         1.00
     10/31/02/10/                            1.00         0.0117          (0.0117)         1.00
     10/31/01/10/                            1.00         0.0277          (0.0277)         1.00
     Cash Management Shares/3/
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0118      $   (0.0118)     $   1.00
     10/31/05                                1.00         0.0149          (0.0149)         1.00
     10/31/04                                1.00         0.0045          (0.0045)         1.00
     10/31/03/10/                            1.00         0.0040          (0.0040)         1.00
     10/31/02/10/                            1.00         0.0085          (0.0085)         1.00
     10/31/01/10/                            1.00         0.0252          (0.0252)         1.00
     Cash Reserve Shares/6/
     11/01/02 through 08/06/03/10/       $   1.00     $   0.0047      $   (0.0047)     $   1.00
     10/31/02/10/                            1.00         0.0102          (0.0102)         1.00
     10/31/01/10/                            1.00         0.0262          (0.0262)         1.00
     Administration Shares/7/
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0138      $   (0.0138)     $   1.00
     10/31/05                                1.00         0.0189          (0.0189)         1.00
     05/17/04 through 10/31/04               1.00         0.0044          (0.0044)         1.00
     11/01/02 through 10/06/03/10/           1.00         0.0081          (0.0081)         1.00
     04/18/021 through 10/31/02/10/          1.00         0.0069          (0.0069)         1.00
     Bear Stearns Shares
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0104      $   (0.0104)     $   1.00
     10/31/05                                1.00         0.0119          (0.0119)         1.00
     10/31/04                                1.00         0.0026          (0.0026)         1.00
     10/31/0310                              1.00         0.0026          (0.0026)         1.00
     05/20/021 through 10/31/02/10/          1.00         0.0024          (0.0024)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0131      $   (0.0131)     $   1.00
     04/25/051 through 10/31/05              1.00         0.0108          (0.0108)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0123      $   (0.0123)     $   1.00
     10/31/05                                1.00         0.0155          (0.0155)         1.00
     03/26/041 through 10/31/04              1.00         0.0033          (0.0033)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 4/30/06/14/         $   1.00     $   0.0123      $   (0.0123)     $   1.00
     03/02/051 through 10/31/05              1.00         0.0120          (0.0120)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
64

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
     RETURN8        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.44%/13/      $ 1,371,251        0.20%/2/        0.20%/2/        0.33%/2/        2.86%/2/
       2.01             2,135,257        0.20            0.19            0.33            2.02
       0.95             1,812,753        0.20            0.19            0.34            0.95
       0.96             1,549,951        0.20            0.19            0.35            0.93
       1.43             1,037,163        0.20            0.19            0.37            1.41
       3.06               688,837        0.20            0.19            0.39            3.02

       1.32%/13/      $   107,026        0.45%/2/        0.45%/2/        0.58%/2/        2.64%/2/
       1.76                84,763        0.45            0.44            0.58            1.75
       0.70                82,323        0.45            0.45            0.59            0.73
       0.71                37,749        0.45            0.44            0.60            0.74
       1.18                74,526        0.45            0.44            0.62            1.18
       2.81                70,990        0.45            0.44            0.64            2.66
       1.19%/13/      $    39,103        0.70%/2/        0.70%/2/        0.83%/2/        2.39%/2/
       1.51                35,774        0.70            0.69            0.83            1.58
       0.45                20,114        0.70            0.69            0.84            0.43
      0.452                22,423       0.702           0.692           0.852           0.402
      0.912                11,197       0.702           0.692           0.872           0.902
       2.55                 4,763        0.70            0.69            0.89            2.39

       0.57%/2/       $         -        0.60%           0.59%           0.75%           0.63%
       1.03                 8,626        0.60            0.59            0.77            1.03
       2.65                12,089        0.60            0.59            0.79            2.68
       1.39%/13/      $   503,193        0.30%/2/        0.30%/2/        0.43%/2/        2.79%/2/
       1.91               516,607        0.30            0.29            0.43            1.90
       0.44               437,590       0.302           0.302           0.432           1.012
      0.872                     -       0.302           0.292           0.452           0.902
      1.282                13,051       0.302           0.292           0.472           1.272

       1.04%/13/      $    15,757        1.00%/2/        1.00%/2/        1.13%/2/        2.06%/2/
       1.20                24,225        1.00            0.99            1.13            1.15
       0.26                28,191        0.90            0.89            1.14            0.29
       0.26                 5,371        0.88            0.87            1.15            0.25
      0.542                 6,215       1.002           0.992           1.162           0.572
       1.32%/13/      $         2        0.45%/2/        0.45%/2/        0.83%/2/        2.44%/2/
     1.0813                     2       0.452           0.442           0.582           1.752

       1.24%/13/      $   222,285        0.60%/2/        0.60%/2/        1.18%/2/        2.50%/2/
       1.56               161,860        0.63            0.62            1.18            1.64
     0.3313                51,799       0.682           0.682           0.832           0.672
       1.24%/13/      $   173,357        0.60%/2/        0.60%/2/        0.93%/2/        2.49%/2/
     1.2113               126,455       0.602           0.592           0.932           1.882

                                                                              65

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         DIVIDENDS TO        NET
                                            NET ASSET                    SHAREHOLDERS       ASSET
                                              VALUE           NET          FROM NET         VALUE
                                            BEGINNING     INVESTMENT      INVESTMENT        END OF
                                            OF PERIOD       INCOME          INCOME          PERIOD
                                           -----------   ------------   --------------   -----------
     --------
     MuniCash
     --------
     Institutional Shares
     11/1/05 through 4/30/06/14/              $   1.00      $   0.0146     $   (0.0146)     $   1.00
     10/31/05                                     1.00          0.0206         (0.0206)         1.00
     10/31/04                                     1.00          0.0100         (0.0100)         1.00
     10/31/03/10/                                 1.00          0.0108         (0.0108)         1.00
     10/31/02/10/                                 1.00          0.0156         (0.0156)         1.00
     10/31/01/10/                                 1.00          0.0325         (0.0325)         1.00
     Dollar Shares
     11/1/05 through 4/30/06/14/              $   1.00      $   0.0134     $   (0.0134)     $   1.00
     10/31/05                                     1.00          0.0181         (0.0181)         1.00
     10/31/04                                     1.00          0.0075         (0.0075)         1.00
     10/31/03/10/                                 1.00          0.0083         (0.0083)         1.00
     10/31/02/10/                                 1.00          0.0131         (0.0131)         1.00
     10/31/01/10/                                 1.00          0.0300         (0.0300)         1.00
     Cash Management Shares4
     11/01/01 through 10/15/02/10/            $   1.00      $   0.0101     $   (0.0101)     $   1.00
     03/02/011 through 10/31/01/10/               1.00          0.0163         (0.0163)         1.00
     Bear Stearns Premier Choice Shares/11/
     11/1/05 through 12/13/05/14/             $   1.00      $   0.0030     $   (0.0030)     $   1.00
     10/31/05                                     1.00          0.0181         (0.0181)         1.00
     03/26/041 through 10/31/04                   1.00          0.0049         (0.0049)         1.00
     Bear Stearns Premier Shares/12/
     11/1/05 through 12/13/05/14/             $   1.00      $   0.0027     $   (0.0027)     $   1.00
     10/31/05                                     1.00          0.0157         (0.0157)         1.00
     03/26/041 through 10/31/04                   1.00          0.0035         (0.0035)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
66

                            BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
     RETURN8        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.47%/13/      $ 1,267,177        0.20%/2/        0.20%/2/        0.35%/2/        2.93%/2/
       2.09             2,181,441        0.20            0.19            0.34            2.04
       1.01             2,315,927        0.20            0.19            0.33            1.01
       1.09             2,054,465        0.20            0.19            0.34            1.04
       1.57             1,257,237        0.20            0.19            0.36            1.55
       3.30               809,890        0.20            0.19            0.40            3.04

       1.35%/13/      $    55,692        0.45%/2/        0.45%/2/        0.60%/2/        2.70%/2/
       1.83                59,321        0.45            0.44            0.59            1.79
       0.76                79,579        0.45            0.44            0.58            0.75
       0.84                90,241        0.45            0.44            0.59            0.81
       1.32                58,991        0.45            0.44            0.61            1.30
       3.04                40,306        0.45            0.45            0.65            3.19
       1.01%/2/       $         -        0.70%/2/        0.69%/2/        0.87%/2/        1.07%/2/
      2.472                 5,118       0.692           0.692           0.892           2.362

       0.30%/13/      $         -        0.45%/2/        0.45%/2/        0.85%/2/        2.50%/2/
       1.83                     2        0.45            0.44            0.85            1.77
     0.5013                     2       0.452           0.442           0.582           0.842
       0.27%/13/      $         -        0.70%/2/        0.70%/2/        0.93%/2/        2.32%/2/
       1.58                     2        0.62            0.61            0.85            1.60
     0.3513                     2       0.702           0.692           0.832           0.572

                                                                              67

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    DIVIDENDS TO        NET
                                       NET ASSET                    SHAREHOLDERS       ASSET
                                         VALUE           NET          FROM NET         VALUE
                                       BEGINNING     INVESTMENT      INVESTMENT        END OF
                                       OF PERIOD       INCOME          INCOME          PERIOD
                                      -----------   ------------   --------------   -----------
     ---------------------
     California Money Fund
     ---------------------
     Institutional Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0142      $   (0.0142)     $   1.00
     10/31/05                                1.00         0.0197          (0.0197)         1.00
     10/31/04                                1.00         0.0092          (0.0092)         1.00
     10/31/0310                              1.00         0.0094          (0.0094)         1.00
     10/31/0210                              1.00         0.0132          (0.0132)         1.00
     10/31/0110                              1.00         0.0271          (0.0271)         1.00
     Dollar Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0130      $   (0.0130)     $   1.00
     10/31/05                                1.00         0.0172          (0.0172)         1.00
     10/31/04                                1.00         0.0067          (0.0067)         1.00
     10/31/0310                              1.00         0.0069          (0.0069)         1.00
     10/31/0210                              1.00         0.0107          (0.0107)         1.00
     10/31/0110                              1.00         0.0246          (0.0246)         1.00
     Cash Management Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0118      $   (0.0118)     $   1.00
     10/31/05                                1.00         0.0147          (0.0147)         1.00
     10/31/04                                1.00         0.0042          (0.0042)         1.00
     07/14/031 through 10/31/0310            1.00         0.0008          (0.0008)         1.00
     Administration Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0137      $   (0.0137)     $   1.00
     10/31/05                                1.00         0.0187          (0.0187)         1.00
     06/17/041 through 10/31/04              1.00         0.0037          (0.0037)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0103      $   (0.0103)     $   1.00
     10/31/05                                1.00         0.0117          (0.0117)         1.00
     10/31/04                                1.00         0.0025          (0.0025)         1.00
     10/31/0310                              1.00         0.0025          (0.0025)         1.00
     05/20/021 through 10/31/0210            1.00         0.0022          (0.0022)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0130      $   (0.0130)     $   1.00
     10/31/05                                1.00         0.0172          (0.0172)         1.00
     03/26/041 through 10/31/04              1.00         0.0045          (0.0045)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0123      $   (0.0123)     $   1.00
     10/31/05                                1.00         0.0152          (0.0152)         1.00
     03/26/041 through 10/31/04              1.00         0.0030          (0.0030)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/0614          $   1.00     $   0.0123      $   (0.0123)     $   1.00
     10/31/05                                1.00         0.0154          (0.0154)         1.00
     03/26/041 through 10/31/04              1.00         0.0036          (0.0036)         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS        AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
     RETURN8        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.43%/13/        $ 504,227        0.20%/2/        0.20%/2/        0.41%/2/        2.87%/2/
       1.99               593,417        0.20            0.20            0.41            2.00
       0.92               454,698        0.20            0.20            0.41            0.92
       0.94               496,630        0.20            0.19            0.40            0.93
       1.33               456,081        0.20            0.19            0.42            1.32
       2.74               542,541        0.20            0.19            0.44            2.72

       1.31%/13/        $  49,764        0.45%/2/        0.45%/2/        0.66%/2/        2.64%/2/
       1.74                26,293        0.45            0.45            0.65            1.84
       0.68                 1,347        0.45            0.44            0.66            0.66
       0.69                15,463        0.45            0.44            0.65            0.71
       1.07                29,922        0.45            0.45            0.67            1.12
       2.49                27,460        0.45            0.44            0.69            2.45
       1.18%/13/        $     237        0.70%/2/        0.70%/2/        0.91%/2/        2.37%/2/
       1.48                   205        0.70            0.70            0.91            1.50
       0.42                   120        0.70            0.70            0.90            0.40
      0.252                   227       0.692           0.682           0.912           0.252

       1.38%/13/        $   4,181        0.30%/2/        0.30%/2/        0.51%/2/        2.77%/2/
       1.89                 3,898        0.30            0.30            0.51            1.98
     0.3713                 1,738       0.302           0.302           0.512           1.002
       1.03%/13/        $  30,639        1.00%/2/        1.00%/2/        1.21%/2/        2.09%/2/
       1.18                15,777        1.00            1.00            1.21            1.27
       0.25                 6,307        0.86            0.86            1.20            0.25
       0.25                 3,103        0.88            0.87            1.20            0.24
      0.482                   668       1.002           0.992           1.202           0.512

       1.31%/13/        $       2        0.45%/2/        0.45%/2/        0.91%/2/        2.73%/2/
       1.74                     2        0.45            0.45            0.87            1.90
     0.4513                     2       0.452           0.452           0.662           0.762
       1.23%/13/        $ 146,455        0.60%/2/        0.60%/2/        1.26%/2/        2.48%/2/
       1.54               127,509        0.64            0.64            1.26            1.62
     0.3213                37,216       0.682           0.682           0.912           0.632

       1.23%/13/        $  14,954        0.60%/2/        0.60%/2/        1.00%/2/        2.48%/2/
       1.55                15,778        0.60            0.60            1.01            1.90
     0.3613                     2       0.602           0.602           0.812           0.552

                                                                              69

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DIVIDENDS TO        NET
                                      NET ASSET                    SHAREHOLDERS       ASSET
                                        VALUE           NET          FROM NET         VALUE
                                      BEGINNING     INVESTMENT      INVESTMENT        END OF
                                      OF PERIOD       INCOME          INCOME          PERIOD
                                     -----------   ------------   --------------   -----------
     -------------------
     New York Money Fund
     -------------------
     Institutional Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0144     $    (0.0144)     $   1.00
     10/31/05                               1.00         0.0197          (0.0197)         1.00
     10/31/04                               1.00         0.0091          (0.0091)         1.00
     10/31/03/10/                           1.00         0.0096          (0.0096)         1.00
     10/31/02/10/                           1.00         0.0131          (0.0131)         1.00
     10/31/01/10/                           1.00         0.0285          (0.0285)         1.00
     Dollar Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0131     $    (0.0131)     $   1.00
     10/31/05                               1.00         0.0172          (0.0172)         1.00
     10/31/04                               1.00         0.0066          (0.0066)         1.00
     10/31/03/10/                           1.00         0.0071          (0.0071)         1.00
     10/31/02/10/                           1.00         0.0106          (0.0106)         1.00
     10/31/01/10/                           1.00         0.0260          (0.0260)         1.00
     Cash Management Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0119     $    (0.0119)     $   1.00
     03/03/051 through 10/31/05             1.00         0.0114          (0.0114)         1.00
     Administration Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0139     $    (0.0139)     $   1.00
     10/31/05                               1.00         0.0187          (0.0187)         1.00
     06/17/04 through 10/31/04              1.00         0.0035          (0.0035)         1.00
     Bear Stearns Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0104     $    (0.0104)     $   1.00
     10/31/05                               1.00         0.0117          (0.0117)         1.00
     10/31/04                               1.00         0.0024          (0.0024)         1.00
     10/31/03/10/                           1.00         0.0025          (0.0025)         1.00
     05/20/02 through 10/31/02/10/          1.00         0.0021          (0.0021)         1.00
     Bear Stearns Premier Choice Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0131     $    (0.0131)     $   1.00
     10/31/05                               1.00         0.0172          (0.0172)         1.00
     03/26/04 through 10/31/04              1.00         0.0043          (0.0043)         1.00
     Bear Stearns Private Client Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0124     $    (0.0124)     $   1.00
     10/31/05                               1.00         0.0152          (0.0152)         1.00
     03/26/04 through 10/31/04              1.00         0.0030          (0.0030)         1.00
     Bear Stearns Premier Shares
     11/1/05 through 04/30/06/14/       $   1.00     $   0.0124     $    (0.0124)     $   1.00
     10/31/05                               1.00         0.0154          (0.0154)         1.00
     03/26/04 through 10/31/04              1.00         0.0034          (0.0034)         1.00

1    Commencement of operations of share class.
2    Annualized.
3    There were no Cash Management Shares outstanding during the periods
     December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9,
     2003.
4    There were no Cash Management Shares outstanding during the period October
     16, 2002 to April 30, 2006.
5    There were no Cash Reserve Shares outstanding during the period August 7,
     2003 to September 15, 2003 and December 16, 2003 to October 4, 2005.
6    There were no Cash Reserve Shares outstanding during the period August 7,
     2003 to April 30, 2006.
7    There were no Administration Shares outstanding during the period October
     7, 2003 to May 16, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
70

                           BLACKROCK LIQUIDITY FUNDS

                                                       RATIO OF
                                                     EXPENSES TO       RATIO OF
                                                       AVERAGE       EXPENSES TO     RATIO OF NET
                                       RATIO OF       DAILY NET        AVERAGE        INVESTMENT
                                     EXPENSES TO        ASSETS        DAILY NET       INCOME TO
                     NET ASSETS,       AVERAGE        (INCLUDING        ASSETS         AVERAGE
      TOTAL            END OF         DAILY NET        CUSTODY        (EXCLUDING      DAILY NET
     RETURN8        PERIOD (000)        ASSETS         CREDITS)        WAIVERS)         ASSETS
----------------   --------------   -------------   -------------   -------------   -------------
       1.45%/13/        $ 308,562        0.20%/2/        0.20%/2/        0.41%/2/        2.90%/2/
       1.99               271,454        0.20            0.20            0.41            1.98
       0.92               234,346        0.20            0.19            0.40            0.90
       0.96               347,960        0.20            0.19            0.40            0.95
       1.32               362,077        0.20            0.19            0.41            1.31
       2.89               369,989        0.20            0.19            0.44            2.82

       1.32%/13/        $   5,536        0.45%/2/        0.45%/2/        0.66%/2/        2.65%/2/
       1.74                 5,515        0.45            0.45            0.66            1.67
       0.67                 5,059        0.45            0.44            0.65            0.67
       0.71                 5,216        0.45            0.44            0.65            0.68
       1.07                 4,716        0.45            0.44            0.66            1.06
       2.63                 3,896        0.45            0.44            0.69            2.52
       1.20%/13/        $   7,446        0.70%/2/        0.70%/2/        0.91%/2/        2.45%/2/
       1.14                 3,585       0.702           0.702           0.912           1.802

       1.40%/13/        $  16,977        0.30%/2/        0.30%/2/        0.51%/2/        2.80%/2/
       1.89                16,394        0.30            0.30            0.51            1.84
     0.3513                21,890       0.302           0.302           0.512           0.942
       1.05%/13/        $   4,249        1.00%/2/        1.00%/2/        1.21%/2/        2.11%/2/
       1.18                 3,831        1.00            1.00            1.21            1.35
       0.24                 1,420        0.83            0.82            1.20            0.21
       0.25                18,652        0.91            0.90            1.20            0.25
      0.462                16,997       1.002           0.992           1.192           0.462

       1.32%/13/        $       2        0.45%/2/        0.45%/2/        0.91%/2/        2.74%/2/
       1.74                     2        0.45            0.45            0.87            1.94
     0.4313                     2       0.452           0.442           0.652           0.692
       1.25%/13/        $ 146,258        0.60%/2/        0.60%/2/        1.26%/2/        2.51%/2/
       1.54               111,739        0.64            0.64            1.26            1.58
     0.3013                53,933       0.692           0.682           0.922           0.562

       1.25%/13/        $   7,102        0.60%/2/        0.60%/2/        1.00%/2/        2.51%/2/
       1.56                 5,774        0.61            0.61            1.02            1.82
     0.3413                     2       0.602           0.592           0.802           0.552

8    Past performance is no guarantee of future results.
9    There were no Administration Shares outstanding during the period November
     1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.
10   Audited by other auditors.
11   There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to April 30, 2006.
12   There were no Bear Stearns Premier Shares outstanding during the period
     December 14, 2005 to April 30, 2006.
13   Not Annualized.
14   Unaudited.

                                                                              71

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                            BLACKROCK LIQUIDITY FUNDS
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for
Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal
Fund for California Investors, Inc.; and (5) Municipal Fund for New York
Investors, Inc. (together, the"Predecessor Companies"). On February 10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to seven of the Trust's ten portfolios: TempFund, TempCash, FedFund, MuniFund, MuniCash, California Money
Fund and New York Money (each a "Fund" and together, the "Funds").

     California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares,
Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns
Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client
Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares,
Institutional Shares, and Plus Shares. FedFund offers ten classes of shares:
Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear
Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash
Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and
Institutional Shares. TempCash and MuniCash each offer nine classes of shares:
Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice
Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus
Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of April
30, 2006, no Plus Shares or Cash Plus Shares were outstanding.

     Effective March 1, 2005 Bear Stearns Premier Select Shares was renamed to
Bear Stearns Premier Choice Shares.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - For TempFund, TempCash and FedFund, the Trust may
purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price.
Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

                                                                              73

                            BLACKROCK LIQUIDITY FUNDS
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences could be material.

     Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses, such as 12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of daily relative net assets.

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect, wholly-owned subsidiary of
BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. BlackRock, Inc. is an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co.,
an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and sub-administrator. BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     On February 21, 2006, The Trust entered into a Management Agreement with
BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

     For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund's average daily net assets and paid monthly:

Fund             TempFund
Management Fee   .350% of the first $1 billion
                 .300% of the next $1 billion
                 .250% of the next $1 billion
                 .200% of the next $1 billion
                 .195% of the next $1 billion
                 .190% of the next $1 billion
                 .180% of the next $1 billion
                 .175% of the next $1 billion
                 .170% of amounts in excess of $8 billion.

                 TempCash, MuniFund and                      California Money Fund
Fund             MuniCash                                    and New York Money
Management Fee   .350% of the first $1 billion               .375% of the first $1 billion
                 .300% of the next $1 billion                .350% of the next $1 billion
                 .250% of the next $1 billion                .325% of the next $1 billion
                 .200% of the next $1 billion                .300% of amounts in excess of $3 billion.
                 .195% of the next $1 billion
                 .190% of the next $1 billion
                 .185% of the next $1 billion
                 .180% of amounts in excess of $7 billion.

     The following annual fees shall be computed daily and paid monthly to BIMC:

                 FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
                 Calculation A                               Calculation B
                 .175% of the first $1 billion*              .175% of the first $1 billion**
                 .150% of the next $1 billion*               .150% of the next $1 billion**
                 .125% of the next $1 billion*               .125% of the next $1 billion**
                 .100% of the next $1 billion*               .100% of amounts in excess of $3 billion.**
                 .095% of the next $1 billion*
                 .090% of the next $1 billion*
                 .085% of the next $1 billion*
                 .080% of amounts in excess of $7 billion.*

     The Management Fee is equal to Calculation A plus Calculation B.

     *Based on the average net assets of FedFund combined with the average net assets of T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust.

     **Based on the average net assets of each portfolio.

     Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the "Prior Advisory Agreement"), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the "Prior Administration Agreement"). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

74

                            BLACKROCK LIQUIDITY FUNDS

     Under the Prior Advisory Agreement in return for BIMC's advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets as follows:

Fund                   TempFund
Advisory Fee - Prior   .175% of the first $1 billion
 Advisory Agreement
                       .150% of the next $1 billion

                       .125% of the next $1 billion
                       .100% of the next $1 billion
                       .095% of the next $1 billion
                       .090% of the next $1 billion
                       .080% of the next $1 billion
                       .075% of the next $1 billion
                       .070% of amounts in excess of $8 billion.

                       TempCash, MuniFund                          California Money Fund
Fund                   and MuniCash                                and New York Money
Advisory Fee - Prior   .175% of the first $1 billion               .200% of average net assets
 Advisory Agreement
                       .150% of the next $1 billion

                       .125% of the next $1 billion
                       .100% of the next $1 billion
                       .095% of the next $1 billion
                       .090% of the next $1 billion
                       .085% of the next $1 billion
                       .080% of amounts in excess of $7 billion.

     Under the Prior Advisory Agreement in return for BIMC's advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

                        FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
                                                                   .175% of the first $1 billion
                                                                   .150% of the next $1 billion
                                                                   .125% of the next $1 billion
                                                                   .100% of the next $1 billion
                                                                   .095% of the next $1 billion
                                                                   .090% of the next $1 billion
                                                                   .085% of the next $1 billion
                                                                   .080% of amounts in excess of $7 billion.

     Under the Prior Advisory Agreement in return for BIMC's advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

Co-Administration Fee -     0.175% of the first $1 billion
 Prior Administration
                            0.150% of the next $1 billion
 Agreement
                            0.125% of the next $1 billion

                            0.100% of amounts in excess of $3 billion

     Until February 28, 2007, BIMC, as investment adviser and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined "Management Fees" and "Miscellaneous Expenses" do not exceed
0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before
February 28, 2007. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

     For the period ended April 30, 2006, the information provided below shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

     The following table provides a list of Bear Stearns share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and
Distribution Plans.

                                              BEAR STEARNS SHARE CLASSES
                                 -----------------------------------------------------
                                        BEAR STEARNS              PRIVATE CLIENT
                                           SHARES                     SHARES
                                 -------------------------- --------------------------
                                 CONTRACTUAL     ACTUAL     CONTRACTUAL    ACTUAL
                                   FEES/1/       FEES/1/      FEES/1/      FEES/1/
                                 -----------     ------     -----------    -------
 TempFund ......................        0.85%      0.82%           0.85%      0.42%
 TempCash ......................         N/A        N/A            0.85%       N/A
 FedFund .......................        0.85%      0.80%           0.85%      0.40%
 MuniFund ......................        0.85%      0.80%           0.85%      0.40%
 MuniCash ......................         N/A        N/A            0.85%       N/A
 California Money Fund .........        0.85%      0.80%           0.85%      0.40%
 New York Money Fund ...........        0.85%      0.80%           0.85%      0.40%

                                              BEAR STEARNS SHARE CLASSES
                                 -----------------------------------------------------
                                                                  PREMIER CHOICE
                                       PREMIER SHARES                 SHARES
                                 -------------------------- --------------------------
                                 CONTRACTUAL     ACTUAL     CONTRACTUAL    ACTUAL
                                    FEES1         FEES1        FEES1        FEES1
                                 -----------     ------     -----------    -------
 TempFund ......................        0.60%      0.42%           0.50%      0.27%
 TempCash ......................        0.60%      0.42%           0.50%      0.27%
 FedFund .......................        0.60%      0.40%           0.50%      0.25%
 MuniFund ......................        0.60%      0.40%           0.50%      0.25%
 MuniCash ......................        0.60%      0.50%           0.50%      0.25%
 California Money Fund .........        0.60%      0.40%           0.50%      0.25%
 New York Money Fund ...........        0.60%      0.40%           0.50%      0.25%

(1) The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

                                                                              75

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                     SHARE CLASSES
SHAREHOLDER SERVICE FEES        --------------------------------------------------------
                                                   CASH         CASH
                                    DOLLAR      MANAGEMENT    RESERVE    ADMINISTRATION
                                -------------- ------------ ----------- ----------------
TempFund ......................    $ 5,786,046    $ 736,349    $ 74,430        $ 725,483
TempCash ......................        813,944            -           -            1,429
FedFund .......................        542,459            -       4,254           28,987
MuniFund ......................        108,262       90,136           -          261,655
MuniCash ......................         73,278            -           -                -
California Money Fund .........         50,909          573           -            1,932
New York Money Fund ...........          7,453       15,837           -            7,957

                                                            SHARE CLASSES
SHAREHOLDER SERVICE FEES        ---------------------------------------------------------------------
                                                    BEAR                      BEAR
                                                   STEARNS        BEAR       STEARNS
                                     BEAR          PRIVATE       STEARNS     PREMIER
                                    STEARNS        CLIENT        PREMIER     CHOICE        TOTAL
                                -------------- -------------- ------------ ---------- ---------------
TempFund ......................    $ 1,723,818    $ 2,884,338    $ 831,055    $ 3,720    $ 12,765,239
TempCash ......................              -              -            2          1         815,376
FedFund .......................        100,100        650,484      177,465          4       1,503,753
MuniFund ......................         51,634        505,305      468,235          5       1,485,232
MuniCash ......................              -              -            1          1          73,280
California Money Fund .........         63,418        336,130       38,497          4         491,463
New York Money Fund ...........          9,012        346,600       16,046          4         402,909

                                                               SHARE CLASSES
SHAREHOLDER SERVICE FEES WAIVED     -------------------------------------------------------------------
                                      BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                     PRIVATE CLIENT        PREMIER       PREMIER CHOICE        TOTAL
                                    ----------------   --------------   ----------------   ------------
TempFund ........................          $ 461,494        $ 132,969            $ 1,209      $ 595,672
FedFund .........................            130,097           35,493                  2        165,592
MuniFund ........................            101,061           93,647                  2        194,710
California Money Fund ...........             67,226            7,699                  2         74,927
New York Money Fund .............             69,320            3,209                  2         72,531

                                                                      SHARE CLASSES
DISTRIBUTION FEES                 --------------------------------------------------------------------------------------
                                       BEAR          BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                      STEARNS       PRIVATE CLIENT        PREMIER       PREMIER CHOICE         TOTAL
                                  --------------   ----------------   --------------   ----------------   --------------
TempFund ......................      $ 1,283,694        $ 2,019,037        $ 166,211              $ 930      $ 3,469,872
FedFund .......................           77,855            455,339           35,493                  2          568,689
MuniFund ......................           40,160            353,714           93,647                  2          487,523
California Money Fund .........           49,325            235,291            7,699                  2          292,317
New York Money Fund ...........            7,009            242,620            3,209                  2          252,840

                                                              SHARE CLASSES
DISTRIBUTION FEES WAIVED          ---------------------------------------------------------------------
                                    BEAR STEARNS      BEAR STEARNS      BEAR STEARNS
                                   PRIVATE CLIENT        PREMIER       PREMIER CHOICE         TOTAL
                                  ----------------   --------------   ----------------   --------------
TempFund ......................        $ 2,019,037        $ 166,211              $ 930      $ 2,186,178
FedFund .......................            455,339           35,493                  2          490,834
MuniFund ......................            353,714           93,647                  2          447,363
California Money Fund .........            235,291            7,699                  2          242,992
New York Money Fund ...........            242,620            3,209                  2          245,831

     In return for custody services provided by PFPC Trust Company, the Trust pays PFPC Trust Company a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows:
0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PFPC Trust Company.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as custody fees paid indirectly.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns

76

                           BLACKROCK LIQUIDITY FUNDS

Premier Choice Shares Distribution Plan and the Bear Stearns Private Client
Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the Trust's portfolios.
Pursuant to its respective Shareholder Services Plan, each of the
Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear
Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client
Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

     As of April 30, 2006, affiliated payables were as follows:

                                             PFPC AND                        OTHER
                                            PFPC TRUST                       BIMC             PNC
                                           COMPANY (1)     BIMC (2)     AFFILIATES (3)     BANK (4)
                                          ------------- -------------- ---------------- --------------
         TempFund ......................      $ 924,634    $ 3,904,822      $ 4,583,248   $  4,807,509
         TempCash ......................        368,108      1,639,992          532,989              -
         FedFund .......................         81,702        449,312          444,330    136,116,617
         MuniFund ......................         84,930        324,551          309,455              -
         MuniCash ......................         63,233        188,747           50,347              -
         California Money Fund .........         31,486         97,509            1,932              -
         New York Money Fund ...........         20,659         68,452           11,957              -

(1)  Payables to PFPC as of April 30, 2006 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust
     Co. as of April 30, 2006 are for custody services provided to the Trust.
(2)  Payables to BIMC as of April 30, 2006 are for advisory and administration services provided to the Trust.
(3)  Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
     Shareholder Services Plans and Distribution Plans, respectively.
(4)  Payables to PNC Bank for funding of fundshare redemptions.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                                              77

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     Transactions in capital shares for each period were as follows:

                                                                 TEMPFUND
                                                -------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2006        OCTOBER 31, 2005
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................     $  200,623,946,838     $  267,250,613,156
 Dollar Shares ..............................         23,571,602,673         39,594,147,495
 Cash Management Shares .....................            548,507,148            740,139,579
 Cash Reserve Shares ........................            161,463,434              3,723,000
 Administration Shares ......................          1,405,315,495          1,774,682,764
 Bear Stearns Shares ........................          2,797,393,234          3,768,340,820
 Bear Stearns Premier Choice Shares .........                    821             26,363,263
 Bear Stearns Private Client Shares .........          3,360,203,261          3,854,879,764
 Bear Stearns Premier Shares ................          1,214,163,324          1,232,058,715
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            222,821,038            243,830,113
 Dollar Shares ..............................              4,718,266              7,323,840
 Cash Management Shares .....................              3,884,892              3,563,512
 Cash Reserve Shares ........................                497,212                      -
 Administration Shares ......................              4,118,163              2,135,748
 Bear Stearns Shares ........................             12,568,144              9,819,343
 Bear Stearns Premier Choice Shares .........                 36,145                 64,687
 Bear Stearns Private Client Shares .........             22,159,996             17,549,131
 Bear Stearns Premier Shares ................              6,355,839              3,886,266
Shares redeemed:
 Institutional Shares .......................       (198,462,232,787)      (264,712,599,228)
 Dollar Shares ..............................        (23,521,499,827)       (39,055,134,339)
 Cash Management Shares .....................           (488,102,757)          (653,575,294)
 Cash Reserve Shares ........................           (106,377,327)                     -
 Administration Shares ......................           (842,124,035)        (1,715,930,390)
 Bear Stearns Shares ........................         (2,758,089,477)        (3,260,970,505)
 Bear Stearns Premier Choice Shares .........             (2,891,074)           (22,806,597)
 Bear Stearns Private Client Shares .........         (3,154,356,781)        (3,134,108,481)
 Bear Stearns Premier Shares ................         (1,199,397,631)          (914,356,660)
                                                  ------------------     ------------------
Net increase ................................     $    3,424,684,227     $    5,063,639,702
                                                  ==================     ==================

78

                  BLACKROCK LIQUIDITY FUNDS

                                                                 TEMPCASH
                                                -------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2006        OCTOBER 31, 2005
                                                --------------------   --------------------
Shares sold:
 Institutional Shares .......................     $  116,888,436,604     $  197,892,575,885
 Dollar Shares ..............................            958,610,995          1,819,674,347
 Administration Shares ......................             32,500,000                      -
 Bear Stearns Premier Shares ................                     10                      -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            141,892,693            151,306,272
 Dollar Shares ..............................             11,833,184             13,167,445
 Administration Shares ......................                 67,311                      -
 Bear Stearns Premier Choice Shares .........                      7                     55
 Bear Stearns Premier Shares ................                      7                     53
Shares redeemed:
 Institutional Shares .......................       (116,265,009,079)      (194,313,834,478)
 Dollar Shares ..............................           (868,191,361)        (1,768,620,756)
 Administration Shares ......................             (9,500,000)                     -
 Bear Stearns Premier Choice Shares .........                 (2,174)                   (34)
 Bear Stearns Premier Shares ................                 (2,279)                   (32)
                                                  ------------------     ------------------
Net increase ................................     $      890,635,918     $    3,794,268,757
                                                  ==================     ==================

                                                                              79

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                FEDFUND
                                                ----------------------------------------
                                                      FOR THE
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2006       OCTOBER 31, 2005
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................     $  9,444,174,122     $  17,230,282,799
 Dollar Shares ..............................        7,503,776,382        13,959,732,471
 Cash Reserve Shares ........................              929,730             8,189,136
 Administration Shares ......................           52,992,135            96,695,162
 Bear Stearns Shares ........................          175,179,501           458,660,694
 Bear Stearns Premier Choice Shares .........                    1                     -
 Bear Stearns Private Client Shares .........          592,919,063           722,971,600
 Bear Stearns Premier Shares ................          309,109,647           378,310,466
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           24,651,276            22,423,147
 Dollar Shares ..............................              815,081               116,322
 Cash Reserve Shares ........................               32,125                     -
 Bear Stearns Shares ........................              744,216               711,846
 Bear Stearns Premier Choice Shares .........                   43                    54
 Bear Stearns Private Client Shares .........            4,934,443             3,673,570
 Bear Stearns Premier Shares ................            1,332,907               742,332
Shares redeemed:
 Institutional Shares .......................       (9,196,010,307)      (16,815,931,073)
 Dollar Shares ..............................       (7,510,569,336)      (13,932,795,146)
 Cash Reserve Shares ........................              (11,036)          (15,917,781)
 Administration Shares ......................          (26,912,422)          (53,218,692)
 Bear Stearns Shares ........................         (169,668,829)         (431,029,684)
 Bear Stearns Premier Choice Shares .........                    -                   (33)
 Bear Stearns Private Client Shares .........         (571,621,468)         (535,320,223)
 Bear Stearns Premier Shares ................         (329,305,882)         (292,938,904)
                                                  ----------------     -----------------
Net increase ................................     $    307,491,392     $     805,358,063
                                                  ================     =================

80

                  BLACKROCK LIQUIDITY FUNDS

                                                                 MUNIFUND
                                                -------------------------------------------
                                                      FOR THE
                                                 SIX MONTHS ENDED          YEAR ENDED
                                                  APRIL 30, 2006        OCTOBER 31, 2005
                                                ------------------   ----------------------
Shares sold:
 Institutional Shares .......................     $  7,356,026,941         $ 16,067,931,197
 Dollar Shares ..............................          536,849,698            1,001,535,776
 Cash Management Shares .....................           86,443,106              103,981,101
 Administration Shares ......................          596,394,612            1,068,978,306
 Bear Stearns Shares ........................           69,852,707              247,059,718
 Bear Stearns Premier Choice Shares .........                    -                    2,200
 Bear Stearns Private Client Shares .........          770,256,702              796,821,952
 Bear Stearns Premier Shares ................        1,299,116,914              920,040,899
Shares issued in reinvestment of dividends:
 Institutional Shares .......................           10,859,851               19,327,986
 Dollar Shares ..............................              129,694                  229,615
 Cash Management Shares .....................              123,944                  126,487
 Bear Stearns Shares ........................              234,757                  399,575
 Bear Stearns Premier Choice Shares .........                   29                       23
 Bear Stearns Private Client Shares .........            2,483,212                1,892,361
 Bear Stearns Premier Shares ................            2,296,877                1,072,317
Shares redeemed:
 Institutional Shares .......................       (8,131,013,113)         (15,764,765,942)
 Dollar Shares ..............................         (514,723,367)            (999,324,896)
 Cash Management Shares .....................          (83,241,130)             (88,447,829)
 Administration Shares ......................         (609,853,556)            (989,961,632)
 Bear Stearns Shares ........................          (78,557,182)            (251,425,692)
 Bear Stearns Premier Choice Shares .........                    -                       (5)
 Bear Stearns Private Client Shares .........         (712,332,704)            (688,654,236)
 Bear Stearns Premier Shares ................       (1,254,528,466)            (794,660,555)
                                                  ----------------         ----------------
Net increase (decrease) .....................     $   (653,180,474)        $    652,158,726
                                                  ================         ================

                                                                              81

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                 MUNICASH
                                                ------------------------------------------
                                                       FOR THE
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                   APRIL 30, 2006        OCTOBER 31, 2005
                                                --------------------   -------------------
Shares sold:
 Institutional Shares .......................      $  15,179,520,886     $  33,673,752,825
 Dollar Shares ..............................            116,004,397           280,552,208
 Bear Stearns Premier Choice Shares .........                      2                     -
 Bear Stearns Premier Shares ................                      2                     -
Shares issued in reinvestment of dividends:
 Institutional Shares .......................             12,481,987            22,757,776
 Dollar Shares ..............................                759,595             1,334,219
 Bear Stearns Premier Choice Shares .........                      5                    39
 Bear Stearns Premier Shares ................                      4                    33
Shares redeemed:
 Institutional Shares .......................        (16,106,055,702)      (33,830,828,166)
 Dollar Shares ..............................           (120,386,303)         (302,136,843)
 Bear Stearns Premier Choice Shares .........                 (2,168)                  (26)
 Bear Stearns Premier Shares ................                 (2,160)                  (22)
                                                   -----------------     -----------------
Net decrease ................................      $    (917,679,455)    $    (154,567,957)
                                                   =================     =================

                                                         CALIFORNIA MONEY FUND
                                                ----------------------------------------
                                                      FOR THE
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2006       OCTOBER 31, 2005
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................     $  1,631,004,381      $  2,901,688,067
 Dollar Shares ..............................          254,563,029           304,347,254
 Cash Management Shares .....................              120,162               290,076
 Administration Shares ......................            4,261,346            13,855,091
 Bear Stearns Shares ........................          121,155,956           140,185,077
 Bear Stearns Private Client Shares .........          640,863,034           740,455,112
 Bear Stearns Premier Shares ................          159,532,005           104,099,037
Shares issued in reinvestment of dividends:
 Institutional Shares .......................              579,108             1,153,066
 Dollar Shares ..............................              218,509               160,964
 Cash Management Shares .....................                    -                   716
 Bear Stearns Shares ........................              288,867               183,190
 Bear Stearns Premier Choice Shares .........                   28                    37
 Bear Stearns Private Client Shares .........            1,640,619             1,478,317
 Bear Stearns Premier Shares ................              187,976               109,240
Shares redeemed:
 Institutional Shares .......................       (1,720,881,573)       (2,764,151,755)
 Dollar Shares ..............................         (231,319,209)         (279,562,826)
 Cash Management Shares .....................              (87,844)             (206,151)
 Administration Shares ......................           (3,979,224)          (11,694,305)
 Bear Stearns Shares ........................         (106,590,490)         (130,896,776)
 Bear Stearns Premier Choice Shares .........                    -                   (25)
 Bear Stearns Private Client Shares .........         (623,594,167)         (651,635,504)
 Bear Stearns Premier Shares ................         (160,547,422)          (88,432,945)
                                                  ----------------      ----------------
Net increase (decrease) .....................     $    (32,584,909)     $    281,424,957
                                                  ================      ================

82

                  BLACKROCK LIQUIDITY FUNDS

                                                          NEW YORK MONEY FUND
                                                ----------------------------------------
                                                      FOR THE
                                                 SIX MONTHS ENDED         YEAR ENDED
                                                  APRIL 30, 2006       OCTOBER 31, 2005
                                                ------------------   -------------------
Shares sold:
 Institutional Shares .......................     $  1,078,261,440      $  1,984,632,534
 Dollar Shares ..............................            8,190,410            14,244,762
 Cash Management Shares .....................           32,825,230            13,403,574
 Administration Shares ......................            5,396,043            14,481,065
 Bear Stearns Shares ........................           32,361,420            46,713,167
 Bear Stearns Private Client Shares .........          521,074,351           578,182,155
 Bear Stearns Premier Shares ................           63,466,169            42,458,702
Shares issued in reinvestment of dividends:
 Institutional Shares .......................            1,259,231             1,351,707
 Dollar Shares ..............................               79,038                83,928
 Bear Stearns Shares ........................               41,445                53,766
 Bear Stearns Premier Choice Shares .........                   29                    37
 Bear Stearns Private Client Shares .........            1,712,713             1,459,144
 Bear Stearns Premier Shares ................               78,987                62,934
Shares redeemed:
 Institutional Shares .......................       (1,042,617,687)       (1,948,918,016)
 Dollar Shares ..............................           (8,252,360)          (13,873,563)
 Cash Management Shares .....................          (28,967,900)           (9,818,609)
 Administration Shares ......................           (4,823,952)          (19,979,648)
 Bear Stearns Shares ........................          (31,987,034)          (44,356,347)
 Bear Stearns Premier Choice Shares .........                    -                   (25)
 Bear Stearns Private Client Shares .........         (488,352,061)         (521,852,034)
 Bear Stearns Premier Shares ................          (62,221,524)          (36,750,178)
                                                  ----------------      ----------------
Net increase ................................     $     77,523,988      $    101,579,055
                                                  ================      ================

     On April 30, 2006, one shareholder held approximately 17% of the outstanding shares of TempFund, one shareholder held approximately 10% of
TempCash, one shareholder held approximately 15% of FedFund, one shareholder held approximately 20% of MuniFund, two shareholders held approximately 33% of
MuniCash, two shareholders held approximately 30% of California Money Fund and two shareholders held approximately 43% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds'
shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue
Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Dividends from tax-free income and net investment income are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or loss, as appropriate, in the period that the differences arise.

                                                                              83

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

     The tax character of distributions paid during the year ended October 31,
         2005 was as follows:

                                  TAX-FREE       ORDINARY
                                   INCOME         INCOME
                               ------------- ---------------
  TempFund
  10/31/05 ..................    $         -    $765,421,595
  TempCash
  10/31/05 ..................              -     291,076,263
  FedFund
  10/31/05 ..................              -      71,914,634
  MuniFund
  10/31/05 ..................     54,916,818               -
  MuniCash
  10/31/05 ..................     47,291,523               -
  California Money Fund
  10/31/05 ..................     11,924,305               -
  New York Money Fund
  10/31/05 ..................      7,289,171               -

     As of October 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                       EXPIRING OCTOBER 31
                                  ---------------------------------------------------------------------------------------------
                                     2008        2009         2010         2011         2012           2013           TOTAL
                                  ---------   ---------   -----------   ---------   -----------   -------------   -------------
TempFund ......................     $     -     $     -      $459,902     $     -      $354,394      $3,955,645      $4,769,941
TempCash ......................           -           -           888       9,501        78,365       2,941,546       3,030,300
FedFund .......................           -           -             -           -             -          12,054          12,054
MuniFund ......................           -           -             -           -        53,660               -          53,660
MuniCash ......................      13,010           -             -           -        77,299         155,490         245,799
California Money Fund .........           -      20,699             -      45,308             -               -          66,007

(F) Asset Concentration

     The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

84

                           BLACKROCK LIQUIDITY FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A)  Results of Special Meeting of Shareholders. The Special Meeting of
     Shareholders of the Trust was held February 3, 2006 pursuant to notice given to all shareholders of record of the Trust at the close of business on November 23, 2005. At the Special Meeting, shareholders were asked to approve the following:

     Proposal 1. To elect Ralph L. Schlosstein, Paul L. Audet, G. Nicholas
     Beckwith, III, Jerrold B. Harris, Rodney D. Johnson, Joseph P. Platt, Jr.,
     Robert C. Robb, Jr., Kenneth L. Urish and Frederick W. Winter to the Board
     of Trustees of BlackRock Liquidity Funds, to hold office until his successor is elected and qualifies, or until his term as Trustee is terminated as provided in the Trust's Declaration of Trust. With respect to
     Proposal 1:

                                                FOR        AGAINST     WITHHELD
TRUSTEE                                  ---------------- --------- --------------
     Ralph L. Schlosstein .............    32,857,980,276         -    211,812,893
     Paul L. Audet ....................    32,869,245,523         -    200,547,646
     G. Nicholas Beckwith III .........    32,868,718,722         -    201,074,447
     Jerrold B. Harris ................    32,836,798,490         -    200,994,679
     Rodney D. Johnson ................    32,868,862,916         -    200,930,253
     Joseph P. Platt, Jr. .............    32,857,702,592         -    212,090,577
     Robert C. Robb, Jr. ..............    32,868,510,241         -    201,282,928
     Kenneth L. Urish .................    32,868,847,670         -    200,945,499
     Frederick W. Winter ..............    32,867,543,077         -    202,250,092

   Proposal 2. To approve a proposed new management agreement between the
   Trust, on behalf of each Fund, and BlackRock Institutional Management
   Corporation, as described in the proxy statement for the Special Meeting.
   With respect to Proposal 2, the shares of the Funds were voted as follows:

                                                                                       BROKER
                                                 FOR          AGAINST      ABSTAIN    NON-VOTES
FUND                                      ---------------- ------------ ------------ ----------
         TempFund ......................    16,193,150,606   61,085,620   65,689,686    569,349
         TempCash ......................     7,093,892,303            -   50,119,192          -
         FedFund .......................     2,593,878,521    5,135,622   71,055,640          2
         MuniFund ......................     1,882,884,446    1,466,014   11,932,044          3
         MuniCash ......................     1,430,607,961            -      195,821          -
         California Money Fund .........       484,527,410      943,075       41,389          1
         New York Money Fund ...........       338,984,740      128,992      375,101          1

(B) Trustee Action and Basis for Recommendation Regarding the Management
    Agreement. The Trust's Management Agreement was approved by the Board of
    Trustees, including a majority of the Trustees who are not parties to the
    Management Agreement or interested persons of any such party (as such term is defined in the 1940 Act), at an in-person meeting of the Board held on
    November 2, 2005.  Effective February 21, 2006, the Management Agreement
    replaced the Advisory Agreement ("Advisory Agreement") and
    Co-Administration Agreement ("Administration Agreement") that had been in effect prior to such date.  In determining to approve the Management
    Agreement, the Trustees met with the relevant investment advisory personnel from BlackRock Institutional Management Corporation ("BIMC") and
    considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the Management
    Agreement for each fund of the Trust with Bear Stearns shares(each, a
    "Fund"), including, among other things: (i) fees and expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Fund in comparison to the investment performance of a peer group of funds; (iii)
    information with respect to profitability of

                                                                              85

                           BLACKROCK LIQUIDITY FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

   BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies with respect to each Fund for the years ended December 31, 2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel on the Board's obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board's independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Independent Trustees") in an executive session, during which independent counsel provided guidance to the Independent Trustees.

   Fees and Expenses. In approving the Management Agreement, the Independent
   Trustees considered that the fees payable by the Funds under the Management
   Agreement are higher than the advisory fee rates payable under the Advisory
   Agreement but equal to the total of advisory fees payable under the
   Advisory Agreement plus the fees payable for administrative services under the Administration Agreement.  The Administration Agreement would terminate upon effectiveness of the Management Agreement.  Consequently, the fees paid under the Management Agreement will be identical to the fees paid currently under the Advisory Agreement and Administration Agreement combined. The Trustees considered a memorandum in the written materials relating to management fee break-points, which had been provided at the
   Trustees' request. The Trustees, including the Independent Trustees, also reviewed the fees, both before (referred to as "Contractual") and after
   (referred to as "Actual") any fee waivers and expense reimbursements, and expense ratios of the Dollar Shares and Institutional Shares of each Fund against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper, Inc. ("Lipper"), which is not affiliated with BIMC.

   In considering data based on information provided by Lipper, the Trustees noted that of the 7 Funds, 6 classes of the Funds reviewed had contractual management fees lower than the median. The contractual management fees of each of the remaining 8 classes of shares did not exceed the median for its peer group by more than 0.041%. The Trustees also noted that 12 classes of shares had combined actual fees under the Advisory Agreement and the
   Administration Agreement (which would equal the fees under the Management
   Agreement) that were lower than the median. Those actual fees for each of the two remaining classes of shares exceeded the median for their peer groups by .005%. Further, none of the share classes had actual total expenses higher than the median for its peer group.

   The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds.

   The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Funds over the past several years.

   Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

86

                           BLACKROCK LIQUIDITY FUNDS

   Nature, Extent and Quality of Services. The Independent Trustees considered that the services to be provided under the Management Agreement are those currently provided under the Advisory Agreement and Administration
   Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the Funds. In connection with this, the Trustees considered BIMC's in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC's services to be provided to the Funds was consistent with the Funds' operational requirements.

   The Trustees also considered the quality of the services provided by BIMC to the Funds. The Trustees considered the procedures of BIMC designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest.

   The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of
   BIMC to the Funds. The Trustees also considered the business reputation of
   BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management
   Agreement.

   Fund Performance. The Board of Trustees, including the Independent
   Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each Fund, as well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within each
   Fund's performance universe were selected by Lipper.

   The Board was provided with performance data for the Institutional and
   Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended August 31, 2005, as compared to performance of the performance universe.

   The Trustees noted that of the 14 classes of the Funds that were included in the Lipper performance universe, 12 classes (86%) had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended August
   31, 2005. The remaining 2 classes performed below their respective performance universe median during at least two of those periods by no more than 0.09%. These 2 share classes are the Dollar Shares of FedFund and
   MuniFund.

   The Trustees discussed other factors relevant to the performance of the
   Funds and concluded that each Fund's performance is generally competitive with that of its Lipper performance universe.

   Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC's and affiliates' profits in respect of their relationship with the Funds, including the cost of services provided by
   BIMC. This consideration included a broad review of BIMC's methodology in allocating their costs to the management of a Fund. The Board of Trustees considered the profits realized by BIMC and affiliates in connection with the operation of each Fund. The Board of Trustees, including the
   Independent Trustees, also considered BIMC's profit. The Board concluded that BIMC's profit is a reasonable profit for the services provided to the
   Funds.

     Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent

                                                                              87

                           BLACKROCK LIQUIDITY FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

   Trustees, also took into account not only the proposed management fees to be payable by the Funds, but also potential benefits to BIMC, such as the engagement of affiliates of BIMC as service providers to the Funds, including for administrative, transfer agency and custodial services.

   In determining to approve the Management Agreement, the Trustees considered that replacing the Funds' Advisory Agreement and Administration Agreement
   with a Management Agreement that covers both advisory and administrative services will generally improve investors' ability to compare the Funds'
   expenses with those of other mutual funds that do not pay separate advisory and administrative fees.

   No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the
   Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

(C) The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year 2005. A majority of the Fund's
    Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006
    Audit on November 2, 2005, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(D) On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch &
    Co., Inc. ("Merrill Lynch") announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock, one
    of the largest publicly traded investment management firms in the United
    States, to form a new asset management company that will be one of the world's preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York,
    BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the
    Middle East and Europe. Merrill Lynch will have a 49.8% economic interest in the new company and it will own no more than 45% of the new company's common stock and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company's common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure the board's independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

88

                           BLACKROCK LIQUIDITY FUNDS

Investment Adviser

    BlackRock Institutional Management Corporation

    Wilmington, Delaware 19809

Administrator

    BlackRock Institutional Management Corporation

    Wilmington, Delaware 19809

Sub-Administrator and Transfer Agent

    PFPC Inc.

    Wilmington, DE 19809

Distributor

    BlackRock Distributors, Inc.

    King of Prussia, Pennsylvania 19406

Custodian

    PFPC Trust Company

    Philadelphia, Pennsylvania 19153

Counsel

    Drinker Biddle & Reath LLP

    Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant

    Deloitte & Touche LLP

    Philadelphia, Pennsylvania 19103

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust's
Form N-Q is available on the Commission's website at http://www.sec.gov. The
Trust's Form N-Q may be reviewed and copied at the Commission's Public
Reference Room in Washington, D.C. Information regarding the operation of the
Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's
Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Funds involve investment risks, including the possible loss of the principal amount invested.

                                                          [GRAPHIC APPEARS HERE]

BRLF-SA-001

[LOGO OF SIERRA CLUB MUTUAL FUNDS]
FOUNDED 1892

FedFund - Cash Reserve Shares

Semi-Annual Report

April 30, 2006
(Unaudited)

                           BLACKROCK LIQUIDITY FUNDS

                                    FedFund

Shareholder Letter..........................................................1
Fund Profile................................................................2
Schedule of Investments...................................................5-7
Portfolio Financial Statements

  Statement of Assets and Liabilities.....................................8-9

  Statement of Operations..................................................10
  Statement of Changes in Net Assets.......................................11
  Financial Highlights..................................................12-15
Notes to Financial Statements...........................................16-24
Additional Information..................................................25-30

                PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

 BlackRock Liquidity Funds is committed to maintaining the privacy of its shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock Liquidity Funds collects, how we protect that information, and why in certain cases we may share such information with select other parties.

 BlackRock Liquidity Funds may receive nonpublic personal information relating to its shareholders who purchase shares through institutions. For example, in certain limited circumstances, BlackRock receives a limited amount of nonpublic personal information from institutions in connection with monitoring for inappropriate trading activity. In addition, for certain institutions,
 BlackRock maintains certain nonpublic personal information relating to beneficial owners. In the case of shareholders who are record owners of
 BlackRock Liquidity Funds, BlackRock Liquidity Funds receives nonpublic personal information on account applications or other forms.

 With respect to these shareholders, BlackRock Liquidity Funds also has access to specific information regarding their transactions in BlackRock Liquidity
 Funds. BlackRock Liquidity Funds does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service our shareholders'
 accounts (for example, to a transfer agent).

 BlackRock Liquidity Funds restricts access to nonpublic personal information about its shareholders to BlackRock employees with a legitimate business need for the information. BlackRock Liquidity Funds maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of our shareholders.
 -------------------------------------------------------------------------------

                           BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway, 4th Floor

 Wilmington, DE 19809
(800) 821-7432
www.blackrock.com

May 31, 2006

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of
FedFund Cash Reserve Shares of BlackRock Liquidity Funds for the six months ended April 30, 2006.

     BlackRock Liquidity Funds offer a variety of high quality Taxable and
Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client
Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

Sincerely,

[GRAPHIC OMITTED]

Ralph L. Schlosstein
Chairman & President

                                                                               1

                                    FEDFUND

FUND PROFILE

(Portfolio Composition - % of Portfolio)

(Repurchase Agreements) (61.3)
(Agency Obligations) (38.7)

 (Distribution - Weighted Average Maturity 20 Days)

(1-30)(86.3)
(31-60)(7.7)
(61-90)(0.0)
(91-120)(1.4)
(121-150)(0.6)
(Over150)(4.0)

      --------------------------------------------------------------------
EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 to April 30,
2006.

The information under "Actual Expenses," together with the amount you invested, allows you to estimate actual expenses paid over the reporting

2

                                    FEDFUND

period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During
Period," to estimate the expenses paid on your account during this period.

The information under "Hypothetical Expenses" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                          Actual Expenses
                            -------------------------------------------
                                                               Cash
                             Institutional      Dollar       Reserve
                            --------------- ------------- -------------
Beginning Account Value
  (11/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)         1,021.20       1,020.00      1,019.20
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                          1.00           2.25          3.00

                                                        Actual Expenses
                            ------------------------------------------------------------------------
                                                                Bear          Bear
                                                              Stearns       Stearns         Bear
                                                  Bear        Premier       Private       Stearns
                             Administration     Stearns        Choice        Client       Premier
                            ---------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (11/01/05) (in Dollars)        1,000.00        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)         1,020.80        1,017.20      1,020.00      1,019.20      1,019.20
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                          1.50            4.99          2.25          3.00          3.00

                                       Hypothetical Expenses
                                    (5% return before expenses)
                            -------------------------------------------
                                                               Cash
                             Institutional      Dollar       Reserve
                            --------------- ------------- -------------
Beginning Account Value
  (11/01/05) (in Dollars)        1,000.00       1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)         1,024.00       1,022.75      1,022.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                          1.00           2.25          3.00

                                                     Hypothetical Expenses
                                                  (5% return before expenses)
                            ------------------------------------------------------------------------
                                                                Bear          Bear
                                                              Stearns       Stearns         Bear
                                                  Bear        Premier       Private       Stearns
                             Administration     Stearns        Choice        Client       Premier
                            ---------------- ------------- ------------- ------------- -------------
Beginning Account Value
  (11/01/05) (in Dollars)        1,000.00        1,000.00      1,000.00      1,000.00      1,000.00
Ending Account Value
 (04/30/06) (in Dollars)         1,023.50        1,019.99      1,022.75      1,022.00      1,020.00
Expenses Incurred During
 Period (11/01/05 -
 04/30/06)*                          1.50            5.01          2.25          3.00          3.00

                                                                3

                                    FEDFUND

*For each class of the Fund, expenses are equal to the Fund's annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60%
and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear
Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear
Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                                    FEDFUND

APRIL 30, 2006 (UNAUDITED)

                                            PAR
                            MATURITY       (000)            VALUE
                           ----------   -----------   ----------------
AGENCY OBLIGATIONS - 40.2%
Federal Farm Credit Bank Variable Rate Notes - 14.4%
      4.73%(b)             05/01/06     $105,000      $ 104,972,802
      4.76%(b)             05/01/06       95,000         94,992,040
      4.78%(b)             05/01/06      172,000        172,000,156
      4.80%(b)             05/01/06       40,000         40,000,106
      4.79%(b)             05/12/06       80,000         80,007,806

                                                      =============
                                                        491,972,910
                                                      -------------
Federal Home Loan Bank Bonds - 0.2%
      2.10%                10/13/06        7,415          7,338,338
                                                      -------------
Federal Home Loan Bank Discount Notes - 0.0%
      4.71%                05/01/06          414            414,000
                                                      -------------
Federal Home Loan Bank Variable Rate Notes - 7.3%
      4.57%(b)(c)          05/02/06      100,000         99,986,132
      4.82%(b)(c)          05/22/06      150,000        149,972,590

                                                      =============
                                                        249,958,722
                                                      -------------
Federal Home Loan Mortgage Corp. Discount Notes - 3.8%
      4.23%                09/27/06       20,000         19,649,850
      4.48%                12/01/06       33,500         32,606,862
      4.50%                01/09/07       35,000         33,893,125
      4.58%                01/19/07       47,500         45,910,676

                                                      =============
                                                        132,060,513
                                                      -------------
Federal Home Loan Mortgage Corp. Variable Rate Notes - 4.4%
      4.78%(b)             06/19/06      150,000        149,908,151
                                                      -------------
Federal National Mortgage Assoc. Discount Notes - 8.6%
      4.68%                06/01/06      125,000        124,495,712
      4.54%                05/01/06      100,000        100,000,000
      4.62%                08/01/06       50,000         49,409,667
      4.56%                10/02/06       20,000         19,609,866

                                                      =============
                                                        293,515,245
                                                      -------------
Federal National Mortgage Assoc. Variable Rate Notes - 1.5%
      4.72%(b)             05/08/06       50,000         49,986,863
                                                      -------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,375,154,742)                               1,375,154,742
                                                      -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               5

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              FEDFUND (CONTINUED)

APRIL 30, 2006 (UNAUDITED)

                                                                                           PAR
                                                                           MATURITY       (000)           VALUE
                                                                          ----------   -----------   ---------------
REPURCHASE AGREEMENTS - 63.7%
Deutsche Bank Securities, Inc.
              4.79%                                                       05/01/06     $382,444      $382,444,000
  (Agreement dated 04/28/06 to be repurchased at $382,596,659, collateralized by $678,003,172 Federal Home Loan Mortgage Corp.
   Adjustable Rate Mortgage Notes and Bonds and Federal National
   Mortgage Assoc. Bonds and Variable Rate Notes 3.40% to 7.50% due
   from 01/01/16 to 04/01/36. The market value is $393,917,320.)
Deutsche Bank Securities, Inc.
              4.79%                                                       05/01/06      200,000       200,000,000
  (Agreement dated 04/28/06 to be repurchased at $200,079,833, collateralized by $354,563,373 Federal Home Loan Mortgage Corp.
   Adjustable Rate Mortgage Notes and Bonds and Federal National
   Mortgage Assoc. Bonds and Variable Rate Notes 3.40% to 7.50% due
   from 01/01/16 to 04/01/36. The market value is $206,000,000.)
Goldman Sachs & Co.
              4.78%                                                       05/05/06      400,000       400,000,000
  (Agreement dated 04/03/06 to be repurchased at $401,699,556, collateralized by $508,237,578 Federal Home Loan Mortgage Corp.
   Bonds and Federal National Mortgage Assoc. Bonds 4.00% to 6.00%
   due from 09/01/18 to 12/01/35. The market value is $412,000,000.)
Goldman Sachs & Co.
              4.69%                                                       05/09/06      100,000       100,000,000
  (Agreement dated 03/02/06 to be repurchased at $100,885,889, collateralized by $203,085,314 Federal National Mortgage Assoc.
   Bonds 5.50% due from 04/01/21 to 02/01/33. The market value is
$   103,000,000.)
Merrill Lynch Government Securities, Inc.
              4.78%                                                       05/03/06      100,000       100,000,000
  (Agreement dated 04/03/06 to be repurchased at $100,398,333, collateralized by $225,551,924 Federal Home Loan Mortgage Corp.
   Adjustable Rate Mortgage Notes and Bonds and Federal National
   Mortgage Assoc. Bonds and Variable Rate Mortgage Notes 4.00% to
   6.00% due from 12/15/11 to 03/15/36. The market value is
$   103,001,789.)
Morgan Stanley & Co., Inc.
              4.76%                                                       05/01/06      195,000       195,000,000
  (Agreement dated 04/28/06 to be repurchased at $195,077,350, collateralized by $342,722,505 Federal Home Loan Mortgage Corp.
   Adjustable Rate Mortgage Notes and Bonds, Federal National
   Mortgage Assoc. Discount Notes and Variable Rate Mortgage Notes,
   and U.S. Treasury Notes and Strip Principals 0.00% to 6.71% due from
   05/31/06 to 04/01/43. The market value is $201,374,253.)
Morgan Stanley & Co., Inc.
              4.78%                                                       05/01/06      300,000       300,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
6

                           BLACKROCK LIQUIDITY FUNDS
                            SCHEDULE OF INVESTMENTS
                              FEDFUND (CONCLUDED)

APRIL 30, 2006 (UNAUDITED)

                                                                                          PAR
                                                                           MATURITY      (000)           VALUE
                                                                          ----------   ---------   ----------------
REPURCHASE AGREEMENTS (Continued)
  (Agreement dated 04/28/06 to be repurchased at $300,119,500, collateralized by $527,265,393 Federal Home Loan Mortgage Corp.
   Adjustable Rate Mortgage Notes and Bonds, Federal National
   Mortgage Assoc. Discount Notes and Variable Rate Mortgage Notes
   and U.S. Treasury Notes and Strip Principals 0.00% to 6.71% due from
   05/31/06 to 04/01/43. The market value is $309,806,544.)
Morgan Stanley & Co., Inc.
              4.78%                                                       05/05/06     200,000       200,000,000
  (Agreement dated 04/04/06 to be repurchased at $200,823,222, collateralized by $351,510,262 Federal Home Loan Mortgage Corp.
   Adjustable Rate Mortgage Notes and Bonds, Federal National
   Mortgage Assoc. Discount Notes and Variable Rate Mortgage Notes
   and U.S. Treasury Notes and Strip Principals 0.00% to 6.71% due from
   05/31/06 to 04/01/43. The market value is $206,537,696.)
UBS Securities LLC
              4.79%                                                       05/10/06     300,000       300,000,000
  (Agreement dated 03/29/06 to be repurchased at $301,676,500, collateralized by $309,003,334 Federal Home Loan Mortgage Corp.
   Strips 0.00% due from 08/01/20 to 02/01/36. The market value is
   $309,003,334.)

                                                                                                   =============
TOTAL REPURCHASE AGREEMENTS
  (Cost $2,177,444,000)                                                                            2,177,444,000
                                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES -  103.9%
  (Cost $3,552,598,742(a))                           $3,552,598,742
LIABILITIES IN EXCESS OF OTHER ASSETS -  (3.9)%        (132,373,820)
                                                     --------------
NET ASSETS -  100.0%                                 $3,420,224,922
                                                     ==============

--------------
(a)  Aggregate cost for federal income tax purposes.

(b)  Rates shown are the rates as of April 30, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)  The rate shown is the effective yield on the discount notes at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               7

                           BLACKROCK LIQUIDITY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2006 (UNAUDITED)

ASSETS
  Investments, at value1 ...........................................    $ 3,552,598,742
  Interest receivable ..............................................         11,093,176
  Prepaid expenses .................................................             72,057
                                                                        ---------------
     TOTAL ASSETS ..................................................      3,563,763,975
                                                                        ---------------
LIABILITIES
  Payable to affiliates (Note C)....................................        136,116,617
  Management fee payable ...........................................            486,640
  Distributions payable ............................................          6,560,415
  Custodian fee payable ............................................             31,287
  Transfer agent fee payable .......................................             22,863
  Shareholder servicing fees payable ...............................            216,066
  Distribution fees payable ........................................             13,956
  Trustees, fees and expenses payable ..............................              6,549
  Other accrued expenses payable ...................................             84,660
                                                                        ---------------
     TOTAL LIABILITIES .............................................        143,539,053
                                                                        ---------------
NET ASSETS .........................................................    $ 3,420,224,922
                                                                        ===============
1Cost of Investments ...............................................    $ 3,552,598,742
                                                                        ===============
AT APRIL 30, 2006, NET ASSETS CONSISTED OF:
  Capital Paid-in ..................................................    $ 3,420,236,976
  Accumulated net realized loss on investment transactions .........            (12,054)
                                                                        ---------------
NET ASSETS .........................................................    $ 3,420,224,922
                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                           BLACKROCK LIQUIDITY FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (CONCLUDED)

AS OF APRIL 30, 2006 (UNAUDITED)

Institutional Shares:
  Net Assets ...........................................  $2,592,793,878
  Shares outstanding (unlimited authorization) .........   2,592,830,782
  Net Asset Value ......................................  $         1.00
Dollar Shares:
  Net Assets ...........................................  $  366,552,106
  Shares outstanding (unlimited authorization) .........     366,525,778
  Net Asset Value ......................................  $         1.00
Cash Reserve Shares:
  Net Assets ...........................................  $    2,497,681
  Shares outstanding (unlimited authorization) .........       2,497,745
  Net Asset Value ......................................  $         1.00
Administration Shares:
  Net Assets ...........................................  $   69,556,184
  Shares outstanding (unlimited authorization) .........      69,556,183
  Net Asset Value ......................................  $         1.00
Bear Stearns Shares:
  Net Assets ...........................................  $   53,434,911
  Shares outstanding (unlimited authorization) .........      53,435,114
  Net Asset Value ......................................  $         1.00
Bear Stearns Premier Choice Shares:
  Net Assets ...........................................  $        2,210
  Shares outstanding (unlimited authorization) .........           2,212
  Net Asset Value ......................................  $         1.00
Bear Stearns Private Client Shares:
  Net Assets ...........................................  $  268,135,291
  Shares outstanding (unlimited authorization) .........     268,136,452
  Net Asset Value ......................................  $         1.00
Bear Stearns Premier Shares:
  Net Assets ...........................................  $   67,252,661
  Shares outstanding (unlimited authorization) .........      67,252,709
  Net Asset Value ......................................  $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               9

                           BLACKROCK LIQUIDITY FUNDS
                            STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

                                                                   FEDFUND
                                                               ---------------
Investment Income:
  Interest income ..........................................    $ 74,131,972
                                                                ------------
Expenses:
  Management fee ...........................................       1,650,408
  Investment advisory fee ..................................       1,096,083
  Administration fee .......................................       1,464,582
  Custodian fee ............................................         101,932
  Transfer agent fee .......................................         118,796
  Shareholder servicing fees - class specific ..............       1,503,753
  Distribution fees - class specific .......................         568,689
  Legal fees ...............................................          15,783
  Audit fees ...............................................          16,471
  Printing .................................................           9,412
  Registration fees and expenses ...........................          32,981
  Trustees' fees and expenses ..............................          14,099
  Other ....................................................          55,384
                                                                ------------
Total expenses .............................................       6,648,373
                                                                ------------
Less management fee waived (Note C) ........................        (490,188)
Less investment advisory and administration fees
  waived (Note C) ..........................................        (758,108)
Less shareholder servicing fees waived - class
  specific (Note C) ........................................        (165,592)
Less distribution fees waived - class specific (Note C).....        (490,834)
Less custody fees paid indirectly (Note C) .................         (19,626)
                                                                ------------
Net expenses ...............................................       4,724,025
                                                                ------------
Net investment income ......................................      69,407,947
                                                                ------------
  Net increase in net assets resulting from
    operations .............................................    $ 69,407,947
                                                                ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
10

                           BLACKROCK LIQUIDITY FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  FEDFUND
                                                  ---------------------------------------
                                                    SIX MONTHS ENDED
                                                     APRIL 30, 2006        YEAR ENDED
                                                      (UNAUDITED)       OCTOBER 31, 2005
                                                  ------------------- -------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .......................   $    69,407,947     $    71,906,333
    Net loss on investments .....................                 -             (12,054)
                                                    ---------------     ---------------
    Net increase in net assets resulting from
      operations ................................        69,407,947          71,894,279
                                                    ---------------     ---------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ........................       (52,450,117)        (56,845,159)
    Dollar Shares ...............................        (8,590,346)         (9,224,103)
    Cash Reserve Shares .........................           (41,362)            (96,410)
    Administration Shares .......................        (1,214,804)           (592,542)
    Bear Stearns Shares .........................          (757,261)           (714,543)
    Bear Stearns Premier Choice Shares ..........               (43)                (53)
    Bear Stearns Private Client Shares ..........        (5,005,578)         (3,691,614)
    Bear Stearns Premier Shares .................        (1,348,436)           (750,210)
                                                    ---------------     ---------------
      Total distributions from net investment
       income ...................................       (69,407,947)        (71,914,634)
                                                    ---------------     ---------------
    Capital share transactions (Note D) .........       307,491,392         805,358,063
                                                    ---------------     ---------------
      Total increase in net assets ..............       307,491,392         805,337,708
Net assets:
    Beginning of period .........................     3,112,733,530       2,307,395,822
                                                    ---------------     ---------------
    End of period ...............................   $ 3,420,224,922     $ 3,112,733,530
                                                    ===============     ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              11

                           BLACKROCK LIQUIDITY FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DIVIDENDS TO     NET
                               NET ASSET                SHAREHOLDERS    ASSET
                                 VALUE         NET        FROM NET      VALUE
                               BEGINNING   INVESTMENT    INVESTMENT     END OF
                               OF PERIOD     INCOME        INCOME       PERIOD
                              =========== ============ ============== ==========
------
FedFund
------
Institutional Shares
11/1/05 through 04/30/067      $   1.00    $   0.0211   $   (0.0211)   $   1.00
10/31/05                           1.00        0.0269     (0.0269)       1.00
10/31/04                           1.00        0.0105     (0.0105)       1.00
10/31/035                          1.00        0.0110     (0.0110)       1.00
10/31/025                          1.00        0.0183     (0.0183)       1.00
10/31/015                          1.00        0.0469     (0.0469)       1.00
Dollar Shares
11/1/05 through 04/30/067      $   1.00    $   0.0198   $   (0.0198)   $   1.00
10/31/05                           1.00        0.0244     (0.0244)       1.00
10/31/04                           1.00        0.0080     (0.0080)       1.00
10/31/035                          1.00        0.0085     (0.0085)       1.00
10/31/025                          1.00        0.0158     (0.0158)       1.00
10/31/015                          1.00        0.0444     (0.0444)       1.00
Cash Reserve Shares
11/1/05 through 04/30/067      $   1.00    $   0.0191   $   (0.0191)   $   1.00
10/31/05                           1.00        0.0229     (0.0229)       1.00
10/31/04                           1.00        0.0065     (0.0065)       1.00
04/01/031 through 10/31/035        1.00        0.0034     (0.0034)       1.00
Administration Shares4
11/1/05 through 04/30/067      $   1.00    $   0.0206   $   (0.0206)   $   1.00
11/10/041 through 10/31/05         1.00        0.0110     (0.0110)       1.00
Bear Stearns Shares
11/1/05 through 04/30/067      $   1.00    $   0.0171   $   (0.0171)   $   1.00
10/31/05                           1.00        0.0189     (0.0189)       1.00
10/31/04                           1.00        0.0031     (0.0031)       1.00
10/31/035                          1.00        0.0033     (0.0033)       1.00
05/20/021 through 10/31/025        1.00        0.0040     (0.0040)       1.00
Bear Stearns Premier Choice Shares
11/1/05 through 04/30/067      $   1.00    $   0.0198   $   (0.0198)   $   1.00
10/31/05                           1.00        0.0244     (0.0244)       1.00
03/26/041 through 10/31/045        1.00        0.0054     (0.0054)       1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

                           BLACKROCK LIQUIDITY FUNDS

                                                                          RATIO OF
                                                       RATIO OF         EXPENSES TO     RATIO OF NET
                                     RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                   EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                   NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    RETURN3       PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
==============   ==============   =============   ==================   =============   =============
      2.12%6     $  2,592,794         0.20%2             0.20%2            0.28%2          4.26%2
      2.73          2,320,001         0.20               0.20              0.29            2.73
      1.05          1,883,220         0.20               0.20              0.29            1.04
      1.10          2,163,336         0.20               0.20              0.28            1.10
      1.85          1,955,108         0.20               0.20              0.26            1.82
      4.79          1,684,597         0.20               0.20              0.27            4.61

      2.00%6     $    366,552         0.45%2             0.45%2            0.53%2          4.00%2
      2.47            372,460         0.45               0.45              0.54            2.49
      0.80            345,479         0.45               0.45              0.54            0.79
      0.85            397,344         0.45               0.45              0.53            0.87
      1.60            635,685         0.45               0.45              0.50            1.61
      4.53            814,186         0.45               0.45              0.52            4.18
      1.92%6     $      2,498         0.60%2             0.60%2            0.68%2          3.89%2
      2.32              1,547         0.60               0.60              0.70            1.94
      0.65              9,276         0.60               0.60              0.69            0.62
      0.592            13,492         0.602              0.602             0.692           0.582

      2.08%6     $     69,556         0.30%2             0.30%2            0.38%2          4.19%2
      1.106            43,480         0.302              0.302             0.392           2.632
      1.72%6     $     53,435         1.00%2             1.00%2            1.08%2          3.45%2
      1.91             47,205         1.00               1.00              1.09            2.14
      0.31             18,837         0.95               0.95              1.09            0.36
      0.33              7,889         0.95               0.95              1.08            0.30
      0.892             2,728         1.002              1.002             1.082           0.872

      2.00%6     $          2         0.45%2             0.45%2            0.80%2          3.95%2
      2.47                  2         0.45               0.45              0.87            2.48
      0.546                 2         0.452              0.452             0.542           0.922

                                                                              13

                           BLACKROCK LIQUIDITY FUNDS
                        FINANCIAL HIGHLIGHTS (CONCLUDED)

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DIVIDENDS TO     NET
                               NET ASSET                SHAREHOLDERS    ASSET
                                 VALUE         NET        FROM NET      VALUE
                               BEGINNING   INVESTMENT    INVESTMENT     END OF
                               OF PERIOD     INCOME        INCOME       PERIOD
                              =========== ============ ============== ==========
-------------------
Fed Fund (Continued)
-------------------
Bear Stearns Private Client
 Shares
11/1/05 through 04/30/067      $   1.00    $   0.0191   $   (0.0191)   $   1.00
10/31/05                           1.00        0.0229       (0.0229)       1.00
03/26/041 through 10/31/04         1.00        0.0045       (0.0045)       1.00
Bear Stearns Premier Shares
11/1/05 through 04/30/067      $   1.00    $   0.0191   $   (0.0191)   $   1.00
10/31/05                           1.00        0.0227       (0.0227)       1.00
03/26/041 through 10/31/04         1.00        0.0038       (0.0038)       1.00

1 Commencement of Operations.
2 Annualized.
3 Past performance is no guarantee of future results.
4 There were no Administration Shares outstanding during the period
       November 1, 2004 to November 9, 2004 and November 19, 2004 to July
       5, 2005.
5 Audited by other auditors.
6 Not Annualized.
7 Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14

                           BLACKROCK LIQUIDITY FUNDS

                                                                          RATIO OF
                                                       RATIO OF         EXPENSES TO     RATIO OF NET
                                     RATIO OF         EXPENSES TO         AVERAGE        INVESTMENT
                                   EXPENSES TO       AVERAGE DAILY       DAILY NET       INCOME TO
                   NET ASSETS        AVERAGE          NET ASSETS           ASSETS         AVERAGE
     TOTAL           END OF         DAILY NET         (INCLUDING         (EXCLUDING      DAILY NET
    RETURN3       PERIOD (000)        ASSETS       CUSTODY CREDITS)       WAIVERS)         ASSETS
==============   ==============   =============   ==================   =============   =============
      1.92%6        $ 268,135         0.60%2             0.60%2            1.13%2          3.86%2
      2.32            241,913         0.60               0.60              1.14            2.59
      0.456            50,579         0.582              0.582             0.802           0.922

      1.926         $  67,253         0.60%2             0.60%2            0.88%2          3.85%2
      2.30             86,126         0.60               0.60              0.89            2.84
      0.386                 2         0.702              0.702             0.792           0.602

                                                                              15

                           BLACKROCK LIQUIDITY FUNDS
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

     BlackRock Liquidity Funds (the "Trust") is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is the successor to five investment companies: (1) Temporary Investment Fund, Inc.;
(2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment;
(4) Municipal Fund for California Investors, Inc.; and (5) Municipal Fund for
New York Investors, Inc. (together, the"Predecessor Companies"). On February
10, 1999, the Predecessor Companies were each reorganized into the Trust. The financial statements and these accompanying notes relate to the Cash Reserve
Shares of the Trust's FedFund portfolio.

     The Fund offers ten classes of shares: Administration Shares, Bear Stearns
Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear
Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash
Reserve Shares, Dollar Shares and Institutional Shares. As of April 30, 2006,
no Cash Plus Shares were outstanding.

     Effective March 1, 2005 Bear Stearns Premier Select Shares was renamed to
Bear Stearns Premier Choice Shares.

     Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.
However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

     Security Valuation - Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain

16

                           BLACKROCK LIQUIDITY FUNDS

the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

     Repurchase Agreements - The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price.
Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

     Dividends to Shareholders - Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Security Transactions and Investment Income - Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America
("generally accepted accounting principles") requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences could be material.

     Other - Expenses that are directly related to the Fund are charged directly to it. Other operating expenses are prorated to each portfolio of the
Trust on the basis of relative net assets. Class-specific expenses, such as
12b-1 service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of daily relative net assets.

                                                                              17

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(C) Transactions with Affiliates and Related Parties

     Pursuant to agreements between the Trust and BlackRock Institutional
Management Corporation ("BIMC"), an indirect, wholly-owned subsidiary of
BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. BlackRock, Inc. is an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). PFPC Trust Co.,
an indirect subsidiary of PNC, is the Trust's custodian and PFPC Inc. ("PFPC"), an indirect subsidiary of PNC, is the Trust's transfer agent and sub-administrator. BlackRock Distributors, Inc., ("BDI"), an indirect subsidiary of PNC, serves as the Trust's distributor.

     On February 21, 2006, the Trust entered into a Management Agreement with
BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

     For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon the Fund's average daily net assets and paid monthly:

                 FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A                                 Calculation B
..175% of the first $1 billion*                .175% of the first $1 billion**
..150% of the next $1 billion*                 .150% of the next $1 billion**
..125% of the next $1 billion*                 .125% of the next $1 billion**
..100% of the next $1 billion*                 .100% of amounts in excess of $3 billion.**
..095% of the next $1 billion*
..090% of the next $1 billion*
..085% of the next $1 billion*
..080% of amounts in excess of $7 billion.*

     The Management Fee is equal to Calculation A plus Calculation B.

*    Based on the average net assets of FedFund combined with the average net assets of T-Fund, Federal Trust Fund and Treasury Trust Fund, which are other portfolios offered by the Trust.

**   Based on the average net assets of each portfolio.

     Prior to February 21, 2006, BIMC managed the Fund under an advisory agreement (the "Prior Advisory Agreement"), and BIMC and PFPC provided

18

                           BLACKROCK LIQUIDITY FUNDS

administrative services to the Fund, as co-administrators under an administration agreement (the "Prior Administration Agreement"). The fees payable by the Fund under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

     Under the Prior Advisory Agreement in return for BIMC's advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury
                   Trust Fund

..175% of the first $1 billion
..150% of the next $1 billion
..125% of the next $1 billion
..100% of the next $1 billion
..095% of the next $1 billion
..090% of the next $1 billion
..085% of the next $1 billion
..080% of amounts in excess of $7 billion.

     Under the Prior Administration Agreement the Trust paid the
Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the Fund as follows:

                          0.175% of the first $1 billion
 Co-Administration Fee -
                          0.150% of the next $1 billion
 Prior Administration
                          0.125% of the next $1 billion
 Agreement
                          0.100% of amounts in excess of $3 billion

Until February 28, 2007, BIMC, as investment adviser and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined "Management Fees" and "Miscellaneous Expenses" do not exceed 0.20% of the average daily net assets of the Fund. The waiver agreement may not be terminated before February 28, 2007. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

                                                                              19

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     For the period ended April 30, 2006, the information provided below shows the various types of class-specific expenses borne directly by each class of the Fund and any associated waivers of those expenses.

     The following table provides a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust's Shareholder Service Plans and Distribution Plans.

                                                  CONTRACTUAL1     ACTUAL 1
                                                 --------------   ---------
         Dollar ..............................         0.25%         0.25%
         Cash Management .....................         0.50%         N/A
         Cash Reserve ........................         0.40%         0.40%
         Administration ......................         0.10%         0.10%
         Cash Plus ...........................         0.85%         N/A
         Bear Stearns ........................         0.85%         0.80%
         Bear Stearns Private Client .........         0.85%         0.40%
         Bear Stearns Premier ................         0.60%         0.40%
         Bear Stearns Premier Choice .........         0.50%         0.25%

(1)The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

                                       SHAREHOLDER   SHAREHOLDER                  DISTRIBUTION
                                         SERVICE       SERVICE     DISTRIBUTION       FEES
                                           FEES      FEES WAIVED       FEES          WAIVED
                                      ------------- ------------- -------------- -------------
Dollar .............................. $   542,459   $       -        $       -   $       -
Cash Reserve ........................       4,254           -                -           -
Administration ......................      28,987           -                -           -
Bear Stearns ........................     100,100           -           77,855           -
Bear Stearns Premier Choice .........           4           2                2           2
Bear Stearns Private Client .........     650,484     130,097          455,339     455,339
Bear Stearns Premier ................     177,465      35,493           35,493      35,493
                                      -----------   ---------        ---------   ---------
                                      $ 1,503,753   $ 165,592        $ 568,689   $ 490,834
                                      ===========   =========        =========   =========

     In return for custody services provided by PFPC Trust Company, the Trust pays PFPC Trust Company a fee, computed daily and payable

20

                           BLACKROCK LIQUIDITY FUNDS

monthly, based upon an annualized percentage of the average gross assets of the
Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The
Trust may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PFPC Trust Company.

     Pursuant to the Trust's operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as custody fees paid indirectly.

     Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus
Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear
Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice
Shares Distribution Plan and the Bear Stearns Private Client Shares
Distribution Plan,  the Trust may pay BlackRock Distributors, Inc. a fee for
distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier
Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution
Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay
Service Organizations, including affiliates of BIMC, fees for providing certain services ("shareholder services") to their customers who own shares of the
Trust's portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns,
Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private
Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

                                                                              21

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

     As of April 30, 2006, affiliated payables were as follows:

                       PFPC AND                          OTHER
                      PFPC TRUST                         BIMC                PNC
                     COMPANY (1)      BIMC (2)      AFFILIATES (3)        BANK (4)
                    -------------   ------------   ----------------   ----------------
FedFund .........      $ 81,702     $ 449,312          $ 444,330      $ 136,116,617

(1)  Payables to PFPC as of April 30, 2006 are for accounting, administration and transfer agent services provided to the Trust. Payables to PFPC Trust
     Co. as of April 30, 2006 are for custody services provided to the Trust.

(2)  Payables to BIMC as of April 30, 2006 are for advisory and administration services provided to the Trust.

(3)  Payables to other BIMC affiliates are for shareholder services and/or distribution and sales support services as described under the Trust's
     Shareholder Services Plans and Distribution Plans, respectively.

(4)  Payables to PNC Bank for funding of fundshare redemptions.

(D) Capital Shares

     The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares)
and to classify or reclassify any unissued shares into one or more additional classes of shares.

     Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

22

                           BLACKROCK LIQUIDITY FUNDS

     Transactions in capital shares for each period were as follows:

                                                             FEDFUND
                                             ----------------------------------------
                                                   FOR THE
                                              SIX MONTHS ENDED         YEAR ENDED
                                               APRIL 30, 2006       OCTOBER 31, 2005
                                             ------------------   -------------------
Shares sold:
  Institutional Shares ...................  $ 9,444,174,122      $ 17,230,282,799
  Dollar Shares ..........................    7,503,776,382        13,959,732,471
  Cash Reserve Shares ....................          929,730             8,189,136
  Administration Shares ..................       52,992,135            96,695,162
  Bear Stearns Shares ....................      175,179,501           458,660,694
  Bear Stearns Premier Choice Shares .....                1                     -
  Bear Stearns Private Client Shares .....      592,919,063           722,971,600
  Bear Stearns Premier Shares ............      309,109,647           378,310,466
Shares issued in reinvestment of
  dividends:
  Institutional Shares ...................       24,651,276            22,423,147
  Dollar Shares ..........................          815,081               116,322
  Cash Reserve Shares ....................           32,125                     -
  Bear Stearns Shares ....................          744,216               711,846
  Bear Stearns Premier Choice Shares .....               43                    54
  Bear Stearns Private Client Shares .....        4,934,443             3,673,570
  Bear Stearns Premier Shares ............        1,332,907               742,332
Shares redeemed:
  Institutional Shares ...................   (9,196,010,307)      (16,815,931,073)
  Dollar Shares ..........................   (7,510,569,336)      (13,932,795,146)
  Cash Reserve Shares ....................          (11,036)          (15,917,781)
  Administration Shares ..................      (26,912,422)          (53,218,692)
  Bear Stearns Shares ....................     (169,668,829)         (431,029,684)
  Bear Stearns Premier Choice Shares .....                -                   (33)
  Bear Stearns Private Client Shares .....     (571,621,468)         (535,320,223)
  Bear Stearns Premier Shares ............     (329,305,882)         (292,938,904)
                                             ---------------      ----------------
Net increase .............................   $  307,491,392       $   805,358,063
                                             ===============      ================

                                                                              23

                           BLACKROCK LIQUIDITY FUNDS
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

     On April 30, 2006, one shareholder held approximately 15% of the Fund.
Although considered a single shareholder for purposes of determining its percentage of ownership of the Fund, each omnibus account executes transactions in the Fund's shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

     No provision is made for Federal taxes as it is the Trust's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Dividends from tax-free income and net investment income are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain or loss, as appropriate, in the period that the differences arise.

     The tax character of distributions paid during the year ended October 31,
2005 was as follows:

                            TAX-FREE        ORDINARY
                             INCOME          INCOME
                           ----------   ---------------
FedFund ................       $-       $ 71,914,634

     As of October 31, 2005, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                             EXPIRING OCTOBER 31
                    ----------------------------------------------------------------------
                     2008     2009     2010     2011     2012        2013         TOTAL
                    ------   ------   ------   ------   ------   -----------   -----------
FedFund .........     $-       $-       $-       $-       $-     $ 12,054      $ 12,054

24

                           BLACKROCK LIQUIDITY FUNDS
                       ADDITIONAL INFORMATION (UNAUDITED)

(A)  Results of Special Meeting of Shareholders. The Special Meeting of
     Shareholders of the Trust was held February 3, 2006 pursuant to notice given to all shareholders of record of the Trust at the close of business on November 23, 2005. At the Special Meeting, shareholders were asked to approve the following:

     Proposal 1. To elect Ralph L. Schlosstein, Paul L. Audet, G. Nicholas
     Beckwith, III, Jerrold B. Harris, Rodney D. Johnson, Joseph P. Platt, Jr.,
     Robert C. Robb, Jr., Kenneth L. Urish and Frederick W. Winter to the Board
     of Trustees of BlackRock Liquidity Funds, to hold office until his successor is elected and qualifies, or until his term as Trustee is terminated as provided in the Trust's Declaration of Trust. With respect to Proposal 1:

TRUSTEE                                    FOR         AGAINST       WITHHELD
                                     --------------   ---------   --------------
Ralph L. Schlosstein .............   32,857,980,276         -       211,812,893
Paul L. Audet ....................   32,869,245,523         -       200,547,646
G. Nicholas Beckwith III .........   32,868,718,722         -       201,074,447
Jerrold B. Harris ................   32,836,798,490         -       200,994,679
Rodney D. Johnson ................   32,868,862,916         -       200,930,253
Joseph P. Platt, Jr. .............   32,857,702,592         -       212,090,577
Robert C. Robb, Jr. ..............   32,868,510,241         -       201,282,928
Kenneth L. Urish .................   32,868,847,670         -       200,945,499
Frederick W. Winter ..............   32,867,543,077         -       202,250,092

     Proposal 2. To approve a proposed new management agreement between the
     Trust, on behalf of the Fund, and BlackRock Institutional Management
     Corporation, as described in the proxy statement for the Special Meeting.
     With respect to Proposal 2, the shares of the Fund were voted as follows:

                                                                      BROKER
                           FOR           AGAINST        ABSTAIN      NON-VOTES
                     ---------------   -----------   ------------   ----------
 FedFund .........   2,593,878,521     5,135,622     71,055,640         2

(B)  Trustee Action and Basis for Recommendation Regarding the Management
     Agreement. The Trust's Management Agreement was approved by the Board of
     Trustees, including a majority of the Trustees who are not parties to the
     Management Agreement or interested persons of any such party (as such term is defined in the 1940 Act), at an in-person meeting of

                                                                              25

                           BLACKROCK LIQUIDITY FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

    the Board held on November 2, 2005. Effective February 21, 2006, the
    Management Agreement replaced the Advisory Agreement ("Advisory
    Agreement") and Co-Administration Agreement ("Administration Agreement")
    that had been in effect prior to such date. In determining to approve the
    Management Agreement, the Trustees met with the relevant investment advisory personnel from BlackRock Institutional Management Corporation
    ("BIMC") and considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the
    Management Agreement for the Fund including, among other things: (i) fees and expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of the Fund in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of
    BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies with respect to the Fund for the years ended December 31, 2003 and 2004, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel on the Board's obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board's independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Independent Trustees") in an executive session, during which independent counsel provided guidance to the Independent Trustees.

     Fees and Expenses. In approving the Management Agreement, the Independent
     Trustees considered that the fees payable by the Fund under the Management
     Agreement are higher than the advisory fee rates payable under the
     Advisory Agreement but equal to the total of advisory fees payable under the Advisory Agreement plus the fees payable for administrative services under the Administration Agreement. The Administration Agreement would terminate upon effectiveness of the Management Agreement. Consequently, the fees paid under the Management Agreement will be identical to the fees paid currently under the Advisory Agreement and Administration

26

                           BLACKROCK LIQUIDITY FUNDS

     Agreement combined. The Trustees considered a memorandum in the written materials relating to management fee break-points, which had been provided at the Trustees' request. The Trustees, including the Independent
     Trustees, also reviewed the fees, both before (referred to as
     "Contractual") and after (referred to as "Actual") any fee waivers and expense reimbursements, and expense ratios of the Dollar Shares and
     Institutional Shares of the Fund against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper,
     Inc. ("Lipper"), which is not affiliated with BIMC.

     In considering data based on information provided by Lipper, the Trustees noted that both of the classes of the Fund reviewed had contractual management fees lower than the median. The Trustees also noted that both classes of shares had combined actual fees under the Advisory Agreement and the Administration Agreement (which would equal the fees under the
     Management Agreement) that were lower than the median.

     The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds.

     The Independent Trustees discussed economies-of-scale in light of existing breakpoints and the growth of assets in the Fund over the past several years.

     Following consideration of this information, the Trustees concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

     Nature, Extent and Quality of Services. The Independent Trustees
     considered that the services to be provided under the Management Agreement are those currently provided under the Advisory Agreement and
     Administration Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the
     Fund. In connection with this, the Trustees considered BIMC's in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC's services to be provided to the Fund was consistent with the Fund's operational requirements.

                                                                              27

                           BLACKROCK LIQUIDITY FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

     The Trustees also considered the quality of the services provided by BIMC to the Fund. The Trustees considered the procedures of BIMC designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest.

     The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of
     BIMC to the Fund. The Trustees also considered the business reputation of
     BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management
     Agreement.

     Fund Performance. The Board of Trustees, including the Independent
     Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of the Fund, as
     well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within the
     Fund's performance universe were selected by Lipper.

     The Board was provided with performance data for the Institutional and
     Dollar Shares of the Fund over the one, two, three, four, five and ten year periods ended August 31, 2005, as compared to performance of the performance universe.

     The Trustees noted that of the two classes of the Fund that were included in the Lipper performance universe, one had performed at or above its respective performance universe median during the one year, three year and five year periods ended August 31, 2005. The remaining class performed below its respective performance universe median during two of those periods by no more than 0.05%.

     The Trustees discussed other factors relevant to the performance of the
     Fund and concluded that the Fund's performance is generally competitive with that of its Lipper performance universe.

     Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC's and affiliates' profits in respect of their relationship with the Fund, including the cost of services provided by
     BIMC. This consideration included a broad review of BIMC's methodology in allocating their costs to the management of the Fund.

28

                           BLACKROCK LIQUIDITY FUNDS

     The Board of Trustees considered the profits realized by BIMC and affiliates in connection with the operation of the Fund. The Board concluded that BIMC's profit is a reasonable profit for the services provided to the Fund.

     Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the proposed management fees to be payable by the Fund, but also potential benefits to
     BIMC, such as the engagement of affiliates of BIMC as service providers to the Fund, including for administrative, transfer agency and custodial services.

     In determining to approve the Management Agreement, the Trustees considered that replacing the Fund's Advisory Agreement and Administration
     Agreement with a Management Agreement that covers both advisory and administrative services will generally improve investors' ability to compare the Fund's expenses with those of other mutual funds that do not pay separate advisory and administrative fees.

     No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the
     Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund to approve the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

(C)  The Fund's Audit Committee approved engaging Deloitte & Touche LLP as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year 2005. A majority of the Fund's
     Board of Trustees, including a majority of the independent Trustees, approved the appointment of Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the Fund's fiscal 2006
     Audit on November 2, 2005, subject to the right of the Fund, by a majority vote of the shareholders at any meeting called for that purpose, to terminate the appointment without penalty.

(D)  On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch &
     Co., Inc. ("Merrill Lynch") announced that they had entered into an agreement pursuant to which Merrill Lynch would contribute its investment management business, Merrill Lynch Investment Managers, to BlackRock, one
     of the largest publicly traded investment management firms in the United

                                                                              29

                           BLACKROCK LIQUIDITY FUNDS
                 ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

    States, to form a new asset management company that will be one of the world's preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York,
    BlackRock currently manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The new company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the
    Middle East and Europe. Merrill Lynch will have a 49.8% economic interest in the new company and it will own no more than 45% of the new company's common stock and The PNC Financial Services Group, Inc. ("PNC"), which currently holds a majority interest in BlackRock, will retain approximately 34% of the new company's common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock's board in order to assure the board's independence. Completion of the transaction is subject to various regulatory approvals, client consents, approval by BlackRock shareholders and customary conditions. The transaction has been approved by the boards of directors of Merrill Lynch, BlackRock and PNC and is expected to close at the end of the third quarter of 2006.

30

               Investment Advisor
          BlackRock Institutional
           Management Corporation

                Co-Administrators
          BlackRock Institutional
           Management Corporation
                        PFPC Inc.

                      Distributor
     BlackRock Distributors, Inc.

                          Counsel
       Drinker Biddle & Reath LLP

           Independent Registered
               Public Accountants
            Deloitte & Touche LLP

                        Custodian
               PFPC Trust Company

                   Transfer Agent
                        PFPC Inc.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust's Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange
Commission (the "Commission") at http://www.sec.gov.

Information on how proxies relating to the Trust's voting securities (if any)
were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust's
Form N-Q is available on the Commission's website at http://www.sec.gov. The
Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference
Room in Washington, D.C. Information regarding the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the
Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

We all have reasons to invest. Some of us have greater objectives. Sierra Club
Mutual Funds are for people interested in uniting their financial goals with environmental progress.

     Invest with a purpose.
Invest for our planet.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal
Reserve Board, or any other governmental agency. Investments in shares of the
Funds involve investment risks, including the possible loss of the principal amount invested.

Sierra Club Mutual Funds
www.sierraclubfunds.com
E-Mail: info@sierraclubfunds.com
Toll-Free Tel: (866) 897-5982

SCMMSANN 4/06

Printed on recycled paper [RECYCLE SYMBOL]

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	July 7, 2006

By (Signature and Title)	/s/ William C. McGinley
William C. McGinley, Treasurer
(principal financial officer)

Date	July 7, 2006